UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 194482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – October 31, 2010

Item 1: Reports to Shareholders

Vanguard Municipal Bond Funds
Annual Report

October 31, 2010

Vanguard Tax-Exempt Money Market Fund
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

> For the 12 months ended October 31, 2010, Vanguard Tax-Exempt Money Market Fund returned 0.14%, reflecting Federal Reserve policy that kept short-term interest rates low throughout the period.

> Vanguard’s longer-term Municipal Bond Funds posted returns ranging from almost 2% for the Short-Term Tax-Exempt Fund to close to 9% for the High-Yield Tax-Exempt Fund.

> Yields on municipal bonds slipped to historically low levels because of strong demand.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Tax-Exempt Money Market Fund	8
Short-Term Tax-Exempt Fund	34
Limited-Term Tax-Exempt Fund	42
Intermediate-Term Tax-Exempt Fund	50
Long-Term Tax-Exempt Fund	58
High-Yield Tax-Exempt Fund	66
About Your Fund’s Expenses	75
Glossary	77

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Returns	Return	Return	Yield[1]	Yield[2]
Money Market	VMSXX	0.14%	0.14%	0.00%	0.15%	0.23%
Short-Term
Investor Shares	VWSTX	1.82	1.38	0.44	0.57	0.88
Admiral™ Shares[3]	VWSUX	1.90	1.46	0.44	0.65	1.00
Limited-Term
Investor Shares	VMLTX	4.04	2.40	1.64	1.05	1.62
Admiral Shares[3]	VMLUX	4.12	2.48	1.64	1.13	1.74
Intermediate-Term
Investor Shares	VWITX	6.95	3.81	3.14	2.47	3.80
Admiral Shares[3]	VWIUX	7.03	3.89	3.14	2.55	3.92
Long-Term
Investor Shares	VWLTX	7.52	4.50	3.02	3.17	4.88
Admiral Shares[3]	VWLUX	7.61	4.59	3.02	3.25	5.00
High-Yield
Investor Shares	VWAHX	8.76	4.76	4.00	3.57	5.49
Admiral Shares[3]	VWALX	8.85	4.85	4.00	3.65	5.62

Your Fund’s Performance at a Glance
October 31, 2009–October 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
Vanguard Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.001	$0.000
Short-Term
Investor Shares	15.88	15.95	0.217	0.000
Admiral Shares	15.88	15.95	0.230	0.000
Limited-Term
Investor Shares	10.97	11.15	0.259	0.000
Admiral Shares	10.97	11.15	0.268	0.000
Intermediate-Term
Investor Shares	13.38	13.80	0.495	0.000
Admiral Shares	13.38	13.80	0.506	0.000
Long-Term
Investor Shares	10.92	11.25	0.475	0.000
Admiral Shares	10.92	11.25	0.484	0.000
High-Yield
Investor Shares	10.26	10.67	0.470	0.000
Admiral Shares	10.26	10.67	0.479	0.000

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

1

Chairman’s Letter

Dear Shareholder,

With the exception of our Tax-Exempt Money Market Fund, Vanguard’s municipal bond funds achieved solid returns for the fiscal year ended October 31, 2010. As I’m sure you know, both taxable and tax-exempt money market funds have been hobbled by Federal Reserve policy that has pushed their returns virtually to zero.

Steady demand for tax-exempt bonds, fueled in part by investors seeking higher yields than money market funds could provide, helped produce returns ranging from 1.82% for the Short-Term Tax-Exempt Fund to 8.76% for the High-Yield Tax-Exempt Fund (both figures are for Investor Shares). The latter fund, which can invest up to a fifth of its assets in below-investment-grade bonds, also benefited from the greater appetite for risk that has characterized many investors’ decisions since early 2009. The funds’ fiscal 2010 returns weren’t as strong as those a year earlier, when unsettled markets snapped back from the global credit crunch.

Investors’ interest in municipals hasn’t been dampened by the much-publicized budgetary stress being experienced by state and local governments. These recession-induced strains, which are expected to linger for the immediate future, underscore longer-term challenges, such as the financing of promised retiree benefits. We believe that states and municipalities have the capability to close budgetary and financing gaps, although the process will certainly be difficult and some aspects of it may take time. Please be assured that our experienced credit analysts will be closely monitoring developments and their implications for our portfolios.

Yields declined over the past 12 months for all of the bond funds. Indeed, municipal bond yields in general declined to historical lows. As of October 31, the funds’ yields ranged from 0.57% for the Short-Term Fund’s Investor Shares to 3.65% for the High-Yield Fund’s Admiral Shares. Note that, on a taxable-equivalent basis, the yields were higher, as shown on page 1.

Please note that on October 6, Vanguard broadened the availability of our lower-cost Admiral Shares. We reduced the Admiral minimums on most of our actively managed funds to $50,000 from $100,000 as part of our ongoing efforts to lower the cost of investing for our clients.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2010
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index
(Broad tax-exempt market)	7.78	5.79	5.20
Citigroup 3-Month Treasury Bill Index	0.12	0.89	2.41

Stocks
Russell 1000 Index (Large-caps)	17.67%	–6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	–3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	–5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	–7.62	6.21

CPI
Consumer Price Index	1.17%	1.54%	1.89%

2

Despite shrinking yields, bonds attracted investors’ dollars
Although fixed income yields have fallen to generational lows, investors have continued to bid up bond prices. The broad taxable U.S. bond market produced a 12-month return of about 8%, with the overall tax-exempt market only slightly behind. Meanwhile, the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close.

Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries.)

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region.

Yield-hungry investors helped support bond prices
Some of the same themes that character- ized our funds’ performance a year ago were again in evidence during fiscal 2010.

At the short end, Vanguard Tax-Exempt Money Market Fund returned a paltry 0.14%, the lowest annual return in the fund’s 30-year history, but still above the average return of 0% posted by peer-group funds. Our fund stayed ahead largely because of its very low expense ratio, an important advantage given that expenses are deducted from returns. You can see the significant difference in expense ratios between the Vanguard funds and their peer-group averages in the table on page 5.

Muni investors seeking higher yields instead flocked to bond funds, especially those with average maturities in the one- to six-year range. These include the Short-Term Tax-Exempt Fund (which returned +1.82%), the Limited-Term Tax-Exempt Fund (+4.04%), and the Intermediate-Term Tax-Exempt Fund (+6.95%). (All returns are for Investor Shares.) Astute bond selection and lower expense ratios helped the funds to stay a few steps ahead of the average returns for their peers.

During the year, several factors outside the tax-exempt market stoked demand for muni bonds. One of these was the possibility of higher federal income tax rates after 2010; another was fear that some European nations would default on their bonds, a concern that sent many investors to the perceived safety of municipals and U.S. Treasuries. Whatever its source, demand for bonds has the dual effect of raising their prices and lowering their yields. Over the past 12 months this strong demand, coupled with the tardy pace of the U.S. economy’s emergence from recession, sent municipal bond market yields to historic lows.

For the longest-maturity municipal bonds, such as those held by our Long-Term Tax-Exempt Fund, yet another factor lifted prices: a shrinking supply of traditional tax-exempt bonds. States and local governments have been favoring federally subsidized Build America Bonds, created in 2009 as part of the federal economic stimulus package, as their source of long-term funding. Build America Bonds, which are taxable, have widened the municipal market to investors worldwide and account for perhaps a quarter of new municipal bond issuance. The Long-Term Tax-Exempt Fund returned 7.52% for Investor Shares, roughly in line with the average return of peer funds. (Authority to issue Build America Bonds is scheduled to expire on December 31, 2010. It’s not certain whether a subsidized bond option will continue to be available to states and local governments after that date.)

The High-Yield Tax-Exempt Fund returned 8.76% for Investor Shares. The fund trailed the average return of its peers by about three percentage points, not an unusual result during market upswings when investors typically favor riskier assets. High-yield funds typically invest in the riskiest bonds, but our fund is more conservative than many of its competitors. The advisor can invest no more than a fifth of the fund’s assets in below-investment-grade bonds; at least 80% of the fund’s assets must be in investment-grade issues—a strategy that has worked to the fund’s benefit in periods of greater risk-aversion.

3

A ten-year perspective highlights successful results
We believe that investing should be a long-term proposition. Moreover, a long-term view allows you to gauge how a fund has performed through a variety of market cycles and economic conditions.

Over the long term, Vanguard’s advantages—skilled advisors, insightful credit analysis, low costs, and an emphasis on high-quality investments—show up particularly strongly. As you can see in the table on page 5, the Vanguard tax-exempt funds have outpaced their competitive peers by significant margins in average annual returns over the past ten years.

Insightful credit analysis is an important investor resource
State and local governments are going through a difficult period. The deep down-turn has undercut the normal sources of operating revenue, such as income, sales, and real estate taxes, and has highlighted poor spending choices or underfunded promises. We’re confident that muni issuers can do what’s necessary to make ends meet and shore up their financial foundations for the future.

Of course, progress may not be smooth. Moreover, historical circumstances and the uniqueness of individual regions make each governmental entity’s situation unique. That is why we perform our own careful and thorough credit analysis, independent of credit-rating agencies.

Even with such careful analysis, the financial markets can be full of surprises. That is why we believe an effective strategy for individual investors is to develop a low-cost portfolio that is balanced among asset classes, such as stocks, bonds, and cash investments, in proportions suited to one’s personal risk tolerance, time horizon, and goals. Equally important is diversification within asset classes. Particularly for investors in higher tax brackets, the Vanguard Municipal Bond Funds can play a useful role in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 12, 2010

4

Total Returns
Fiscal Year Ended October 31, 2010

	Vanguard	Peer-Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	0.14%	0.00%
Short-Term	1.82	1.46
Limited-Term	4.04	3.20
Intermediate-Term	6.95	6.69
Long-Term	7.52	7.60
High-Yield	8.76	11.46

Total Returns
Ten Years Ended October 31, 2010

	Average Annual Return
	Vanguard	Peer-Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	1.90%	1.39%
Short-Term	2.93	1.60
Limited-Term	3.79	3.09
Intermediate-Term	4.86	4.38
Long-Term	5.33	4.46
High-Yield	5.31	4.08

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios2
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer-Group
Tax-Exempt Fund	Shares	Shares	Average[1]
Money Market	0.17%	—	0.65%
Short-Term	0.20	0.12%	0.66
Limited-Term	0.20	0.12	0.80
Intermediate-Term	0.20	0.12	0.88
Long-Term	0.20	0.12	1.04
High-Yield	0.20	0.12	1.15

1 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund, General Municipal Funds; and for the High-Yield Tax-Exempt Fund, High Yield Municipal Funds. Peer-group values are derived from data provided by Lipper Inc. and capture data through year-end 2009.
2 The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, expense ratios were: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares.

5

Advisor’s Report

For the fiscal year ended October 31, 2010, the Vanguard Municipal Bond Funds posted returns that ranged from 0.14% for the Tax-Exempt Money Market Fund to 8.85% for the Admiral Shares of the High-Yield Tax-Exempt Fund. Four of the six funds outperformed their peer-group averages, while the Long-Term and High-Yield Tax-Exempt Funds trailed the average returns of their peers.

The investment environment
In many ways, the investing environment during fiscal 2010—including questions about the impact of some market-shaping events—represented a continuation of the themes from the prior fiscal year.

At the short-maturity end of the yield curve, the Federal Reserve maintained its 22-month-old near-zero target for the federal funds rate in an effort to quicken the pace of economic recovery. This drove returns offered by money market and short-duration funds to historic lows. As the pace of economic recovery remained sluggish, the Federal Reserve took another step to lower rates. With no further room to maneuver in the short end of the yield curve, the Fed ended months of speculation on November 3 by announcing that it would buy Treasury bonds, concentrating on purchasing securities with maturities of less than 10 years. Historically, municipal bond yields can be influenced by the movement in Treasury prices.

The intermediate-term portion of the muni yield curve had already been under pressure as money market and shorter-maturity investors, in fiscal 2009 and more so in fiscal 2010, turned to securities with slightly longer maturities for higher levels of tax-exempt income, which eventually drove yields down further in response to the greater demand. As in the prior fiscal year, investors were also willing to invest in lower-rated securities in an effort to increase the level of tax-exempt income.

At the longest-term portion of the muni yield curve, the 19-month-old Build America Bonds program continued to have an impact on supply and yields. These bonds are the taxable and federally subsidized municipal securities that were created as part of American Recovery and Reinvestment Act of 2009 to help fiscally stressed state and local governments reduce debt-financing costs. Bond issuance has exceeded expectations: Since the subsidy program began, states and local governments have floated more than $150 billion of the bonds as of October, concentrated in long-duration issues. This has had the effect of reducing the supply of traditional long-term tax-exempts, pushing down their yields in the face of persistent demand for them. The Build America Bonds program is set to expire on December 31, 2010, but there is a chance that it could be extended by Congress.

The clock was also ticking for federal tax rates under “sunset” provisions of current tax law. Unless Congress takes action, tax rates will rise after the end of calendar 2010. The possibility of higher tax rates in the future supported demand for municipals in the period, with an additional boost from investors who were concerned about Europe’s sovereign debt crisis. Although much-discussed in Washington, the future direction of federal tax policy, especially in light of the midterm elections, remained unknown at the end of the fiscal year.

The confluence of these demand factors drove the municipal bond yield curve to historical lows in August and September. For our municipal bond funds, the slide in yields over the year ended October 31 ranged from 26 basis points for our Short-Term Tax-Exempt Bond Fund (to 0.57% for Investor Shares) to 57 basis

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)

	October 31,	October 31,
Maturity	2009	2010
2 years	0.70%	0.46%
5 years	1.85	1.20
10 years	3.03	2.51
30 years	4.23	3.86

Source: Vanguard.

6

points for the High-Yield Tax-Exempt Fund (to 3.47% for Investor Shares). Because of the Fed’s policy on short-term interest rates, the Vanguard Tax-Exempt Money Market Fund’s yield stood at 0.15%, essentially unchanged from a year earlier.

Management of the funds
In carrying out our investment activities, we have, as always, relied on our own independent analysis, a practice that assumes even greater importance because of the fiscal stress that states and local governments have been under amid the worst recession since the Depression. The recession was declared to have officially ended in June 2009, but—as in previous economic recoveries—it takes time for higher personal and business income to flow through the tax system.

Given the depth of the most recent recession, we would expect any improvement in the municipal sector to be uneven and lag behind the general economic recovery. There is natural concern among investors about the health of municipal securities. Keep in mind that our staff of highly experienced analysts weighs in on potential additions to our portfolios and rejects those that don’t meet our high quality standards. We expect that states and local governments will make the tough decisions about taxes and service levels necessary to balance their budgets in the short term and address longer-term challenges, such as adequately funding retiree benefits. It’s a process that, in the give-and-take of the political arena, will admittedly be bumpy at best.

Among specific areas of interest during the fiscal year, we have continued to add health care credits from across the investment-grade credit spectrum. We have also focused on airport bonds as an area of relative value. This is because another provision of the recovery act temporarily lifted the alternative minimum tax on “private-activity” municipal bonds, which are normally taxable because they help finance private projects.

In response to the level of uncertainty about the pace of the economic recovery, we maintained a neutral average weighted duration in each fund compared with its benchmark. As a consequence, interest rate positioning had no meaningful impact on performance.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Group

Marlin G. Brown, Portfolio Manager

Mathew M. Kiselak, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Vanguard Fixed Income Group

November 17, 2010

7

Tax-Exempt Money Market Fund

Fund Profile
As of October 31, 2010

Financial Attributes

Yield[1]	0.15%
Average Weighted Maturity	33 days
Expense Ratio[2]	0.17%

Largest Area Concentrations

Texas	13.8%
Illinois	4.8
North Carolina	4.5
Florida	4.2
Georgia	4.2
New York	3.6
Washington	3.4
Tennessee	3.4
Michigan	3.1
Indiana	3.0
Top Ten	48.0%

Distribution by Credit Quality (% of portfolio)

First Tier	100.0%
Second Tier	0.0
For information about these ratings, see the Glossary entry for Credit Quality.

1 7-day SEC yield. See the Glossary.
2 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratio was 0.17%.

8

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: October 31, 2000–October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2010		of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund	0.14%	2.05%	1.90%	$12,068
Tax-Exempt Money Market Funds Average[1]	0.00	1.58	1.39	11,479

1 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend information.

9

Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): October 31, 2000–October 31, 2010

	Tax-Exempt
Fiscal	Money Market	Peer-Group
Year	Fund	Average[1]
2001	3.2%	2.7%
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.6
2007	3.6	3.0
2008	2.6	2.0
2009	0.6	0.3
2010	0.1	0.0
7-day SEC yield (10/31/2010): 0.15%

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.14%	2.09%	0.00%	1.93%	1.93%

1 Average return for Tax-Exempt Money Market Funds is derived from data provided by Lipper Inc.

10

Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.1%)
Alabama (0.6%)
1 Alabama Housing Finance Auth. TOB VRDO	0.340%	11/5/10 LOC	8,700	8,700
1 Alabama Public School & College Auth. TOB VRDO	0.280%	11/5/10	16,450	16,450
1 Alabama Public School & College Auth. TOB VRDO	0.290%	11/5/10	9,000	9,000
1 Alabama Special Care Fac. Financing Auth. (Ascension Health) TOB VRDO	0.280%	11/5/10	6,775	6,775
Birmingham AL Public Educ. Building Student Housing Rev. (Univ. Alabama Project) VRDO	0.280%	11/5/10 LOC	4,400	4,400
Homewood Alabama Educ. Building Auth. Rev. (Samford Univ.) VRDO	0.300%	11/5/10 LOC	25,000	25,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	0.300%	11/5/10	33,550	33,550
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	0.250%	11/5/10 LOC	3,000	3,000
				106,875
Alaska (0.2%)
1 Alaska Housing Finance Corp. TOB VRDO	0.270%	11/5/10 LOC	5,015	5,015
1 Alaska State International Airports System Rev. TOB VRDO	0.570%	11/5/10	1,910	1,910
1 Anchorage AK Water Rev. TOB VRDO	0.330%	11/5/10	15,295	15,295
North Slope Borough AK GO	2.000%	6/30/11	9,800	9,907
				32,127
Arizona (2.3%)
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.260%	11/5/10 LOC	45,255	45,255
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.260%	11/5/10 LOC	24,505	24,505
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.270%	11/5/10 LOC	73,790	73,790
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.270%	11/5/10 LOC	51,220	51,220
Arizona Transp. Board Highway Rev.	5.000%	7/1/11	5,675	5,851
1 Arizona Transp. Board Highway Rev. TOB VRDO	0.280%	11/5/10	7,860	7,860
1 Arizona Transp. Board Highway Rev. TOB VRDO	0.280%	11/5/10	7,900	7,900
1 Gilbert AZ GO TOB VRDO	0.270%	11/5/10	27,590	27,590
1 Maricopa County AZ Public Finance Corp. Lease Rev. TOB VRDO	0.270%	11/5/10	11,675	11,675
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.270%	11/5/10 LOC	30,770	30,770
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.290%	11/5/10 (13)	7,700	7,700
1 Phoenix AZ Civic Improvement Corp. Wastewater System Rev. TOB VRDO	0.270%	11/5/10 LOC	20,565	20,565
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.280%	11/5/10	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.280%	11/5/10	4,995	4,995
1 Phoenix AZ GO TOB VRDO	0.270%	11/5/10	16,930	16,930
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.270%	11/5/10	6,500	6,500
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	8,500	8,500
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	4,635	4,635
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	6,450	6,450
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	4,995	4,995
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	7,085	7,085
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	4,560	4,560
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	16,000	16,000
Tempe AZ Transit Excise Tax Rev. VRDO	0.280%	11/5/10	14,045	14,045
				417,616
California (2.4%)
California GO VRDO	0.250%	11/5/10 LOC	23,150	23,150
California Housing Finance Agency Home Mortgage Rev. VRDO	0.270%	11/5/10 LOC	1,600	1,600
East Bay CA Muni. Util. Dist. Water System Rev. PUT	0.280%	12/1/10	19,720	19,720
Kern County CA TRAN	1.500%	6/30/11	50,000	50,339
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	0.270%	11/5/10 LOC	6,230	6,230
Los Angeles CA TRAN	2.000%	3/31/11	80,000	80,476
Los Angeles CA TRAN	2.000%	4/21/11	24,000	24,157
Los Angeles County CA TRAN	2.000%	6/30/11	85,000	85,641
1 Nuveen California Select Quality Municipal Fund VRDP VRDO	0.530%	11/5/10 LOC	26,000	26,000
Riverside County CA TRAN	2.000%	3/31/11	22,200	22,343
San Bernardino County CA TRAN	2.000%	6/30/11	25,000	25,263

11

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International Airport Rev. VRDO	0.280%	11/5/10 LOC	15,000	15,000
South Coast CA Local Educ. Agencies TRAN	2.000%	8/9/11	20,000	20,211
Turlock CA Irrigation Dist. Rev. BAN	0.750%	8/12/11	50,000	50,000
				450,130
Colorado (2.8%)
1 Board of Governors of the Colorado State University System Rev. TOB VRDO	0.270%	11/29/10 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.300%	11/5/10 LOC	10,600	10,600
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.280%	11/1/10 LOC	29,780	29,780
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.280%	11/1/10 LOC	10,380	10,380
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.280%	11/1/10 LOC	15,315	15,315
Colorado Educ. & Cultural Fac. Auth. Rev. (Nature Conservancy Project) VRDO	0.260%	11/5/10	11,164	11,164
Colorado Health Fac. Auth. Rev. (Evangelical) VRDO	0.270%	11/5/10 LOC	3,100	3,100
Colorado Health Fac. Auth. Rev. (Exempla Inc.) VRDO	0.280%	11/5/10 LOC	6,815	6,815
1 Colorado Health Fac. Auth. Rev. (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.280%	11/5/10	4,000	4,000
1 Colorado Housing & Finance Auth. (Single Family Mortgage) TOB VRDO	0.380%	11/5/10 (7)	2,755	2,755
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Rev VRDO	0.270%	11/5/10	10,700	10,700
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Rev VRDO	0.340%	11/5/10	11,800	11,800
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Rev. VRDO	0.270%	11/5/10	19,825	19,825
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds Rev. VRDO	0.310%	11/5/10	59,510	59,510
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.250%	11/5/10 LOC	7,825	7,825
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.260%	11/5/10 LOC	22,730	22,730
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.260%	11/5/10 LOC	17,690	17,690
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.270%	11/5/10	25,025	25,025
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.270%	11/5/10	31,000	31,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.280%	11/5/10 LOC	9,500	9,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.290%	11/5/10	12,500	12,500
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.290%	11/5/10	10,355	10,355
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.300%	11/5/10	23,000	23,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.310%	11/5/10 LOC	12,000	12,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Rev. VRDO	0.310%	11/5/10	16,095	16,095
1 Colorado Regional Transp. Dist. Sales Tax Rev. TOB VRDO	0.300%	11/5/10	11,445	11,445
Colorado Springs CO Util. System Rev. VRDO	0.260%	11/5/10	11,000	11,000
Denver CO Urban Renewal Auth. Tax Increment Rev. (Stapleton) VRDO	0.280%	11/5/10 LOC	14,735	14,735
1 El Paso CO TOB VRDO	0.270%	11/5/10 LOC	11,135	11,135
Moffat County CO PCR (PacifiCorp) VRDO	0.270%	11/5/10 LOC	14,900	14,900
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.270%	11/5/10 LOC	16,140	16,140
Univ. of Colorado Hosp. Auth. Rev. VRDO	0.270%	11/5/10 LOC	40,995	40,995
				525,809
Connecticut (0.2%)
Connecticut GO BAN	2.000%	5/19/11	25,000	25,212
1 Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.250%	11/5/10	5,000	5,000
1 Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.280%	11/5/10	7,300	7,300
1 Connecticut State Health & Educ. TOB VRDO	0.250%	11/5/10	2,700	2,700
				40,212
Delaware (0.2%)
Delaware Health Fac. Auth. Rev. (Bay Health Medical) VRDO	0.250%	11/5/10 LOC	4,845	4,845
1 Delaware Housing Auth. Rev. TOB VRDO	0.340%	11/5/10	6,950	6,950
1 Delaware Housing Auth. Single Family Mortgage Rev. TOB VRDO	0.520%	11/5/10	3,880	3,880
New Castle County DE Airport Fac. Rev. (FlightSafety) VRDO	0.300%	11/5/10	24,665	24,665
				40,340
District of Columbia (1.4%)
1 District of Columbia COP TOB VRDO	0.270%	11/5/10 LOC	17,490	17,490
1 District of Columbia GO TOB VRDO	0.270%	11/5/10 LOC	22,810	22,810
District of Columbia GO VRDO	0.320%	11/5/10 LOC	7,700	7,700
District of Columbia Rev. (Center for Strategic and International Studies, Inc. Issue) VRDO	0.250%	11/5/10 LOC	6,730	6,730
District of Columbia Rev. (Council Foreign Relations) VRDO	0.290%	11/5/10 LOC	37,680	37,680
District of Columbia Rev. (Family & Child Services) VRDO	0.500%	11/5/10 LOC	6,160	6,160
District of Columbia Rev. (Henry J. Kaiser Family Foundation) VRDO	0.280%	11/5/10	12,000	12,000
District of Columbia Rev. (John F. Kennedy Center) VRDO	0.300%	11/5/10 LOC	9,900	9,900
District of Columbia Rev. (Society for Neuroscience) VRDO	0.350%	11/5/10 LOC	12,000	12,000
District of Columbia Rev. (The Pew Charitable Trust) VRDO	0.250%	11/5/10 LOC	31,000	31,000
District of Columbia Rev. (Washington Drama Society) VRDO	0.260%	11/5/10 LOC	13,900	13,900
District of Columbia Rev. (Wesley Theological) VRDO	0.270%	11/5/10 LOC	4,900	4,900
District of Columbia Rev. (World Wildlife Fund) VRDO	0.260%	11/5/10 LOC	11,000	11,000
District of Columbia TRAN	2.000%	9/30/11	10,000	10,147
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.270%	11/5/10 LOC	12,860	12,860
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.270%	11/5/10 (12)	8,330	8,330
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.330%	11/5/10	11,865	11,865

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Metro. Washington DC/VA Airports Auth. Airport System Rev. TOB VRDO	0.430%	11/5/10 (4)	3,495	3,495
Metro. Washington DC/VA Airports Auth. Airport System Rev. VRDO	0.260%	11/5/10 LOC	15,000	15,000
1 Washington DC Airport Auth. System TOB VRDO	0.430%	11/5/10	4,000	4,000
				258,967
Florida (4.2%)
1 Brevard County FL School Board COP TOB VRDO	0.270%	11/5/10 LOC	13,865	13,865
1 Broward County FL GO TOB VRDO	0.270%	11/5/10	8,210	8,210
1 Broward County FL Professional Sports Fac. Tax Rev. TOB VRDO	0.330%	11/5/10 (4)	8,975	8,975
1 Broward County FL School Board COP TOB VRDO	0.270%	11/5/10 LOC	34,635	34,635
Broward County FL School Dist. TAN	1.000%	1/13/11	35,000	35,046
1 Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.280%	11/5/10	5,660	5,660
Florida Board of Educ. Capital Outlay	5.000%	6/1/11	1,500	1,540
1 Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO	0.280%	11/5/10	15,000	15,000
1 Florida Board of Educ. Public Educ. TOB VRDO	0.270%	11/5/10	12,845	12,845
1 Florida Board of Educ. Public Educ. TOB VRDO	0.300%	11/5/10	10,310	10,310
1 Florida Board of Educ. TOB VRDO	0.280%	11/5/10	3,995	3,995
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.250%	11/5/10 (12)	15,600	15,600
Florida Dept. of Environmental Protection & Preservation Rev. VRDO	0.270%	11/5/10 (12)	34,760	34,760
1 Florida Dept. of Management Services COP TOB VRDO	0.280%	11/5/10	6,955	6,955
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.340%	11/5/10	7,745	7,745
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.340%	11/5/10	9,835	9,835
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.340%	11/5/10	7,280	7,280
1 Florida Housing Finance Corp. Rev. TOB VRDO	0.340%	11/5/10	3,415	3,415
1 Florida State Dept. Transp. Rev. TOB VRDO	0.280%	11/5/10	8,225	8,225
1 Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev. TOB VRDO	0.280%	11/5/10	12,000	12,000
1 Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev. TOB VRDO	0.290%	11/5/10	6,665	6,665
1 Hernando County FL Water & Sewer Rev. TOB VRDO	0.270%	11/5/10 LOC	10,300	10,300
Highlands County FL Health Fac. Auth. Rev. (Adventist/Sunbelt) VRDO	0.250%	11/5/10 LOC	14,890	14,890
Highlands County FL Health Fac. Auth. Rev. (Adventist/Sunbelt) VRDO	0.270%	11/5/10 LOC	10,000	10,000
Highlands County FL Health Fac. Auth. Rev. (Adventist/Sunbelt) VRDO	0.280%	11/5/10 LOC	14,000	14,000
Highlands County FL Health Fac. Auth. Rev. (Adventist/Sunbelt) VRDO	0.280%	11/5/10 LOC	10,000	10,000
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.260%	11/5/10 LOC	13,500	13,500
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.300%	11/5/10 LOC	5,000	5,000
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.290%	11/5/10	30,435	30,435
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.290%	11/5/10 LOC	5,385	5,385
1 Lee Memorial Health System Florida Hosp. Rev. TOB VRDO	0.270%	11/5/10 LOC	14,505	14,505
Martin County FL Health Fac. Auth. Hosp. Rev. (Martin Medical Center) VRDO	0.280%	11/5/10 LOC	13,730	13,730
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.240%	11/5/10 LOC	11,460	11,460
1 Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.290%	11/5/10 (13)	22,985	22,985
1 Miami-Dade County FL School Board COP TOB VRDO	0.270%	11/5/10 LOC	13,575	13,575
1 Miami-Dade County FL School Board COP TOB VRDO	0.290%	11/5/10 (13)	36,630	36,630
1 Miami-Dade County FL School Board COP TOB VRDO	0.290%	11/5/10 (13)	9,600	9,600
1 Miami-Dade County FL School Board COP TOB VRDO	0.380%	11/5/10 (12)	5,800	5,800
Miami-Dade County FL Sports Franchise Fac. Tax Rev. VRDO	0.270%	11/5/10 LOC	35,000	35,000
1 Miami-Dade County FL Water & Sewer Rev. TOB VRDO	0.380%	11/5/10 (4)	3,000	3,000
Monroe County FL Airport Rev. (Var-Key West International Airport) VRDO	0.330%	11/5/10 LOC	10,980	10,980
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.260%	11/5/10	25,555	25,555
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.260%	11/5/10	4,145	4,145
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	0.300%	11/5/10 LOC	4,630	4,630
1 Orange County FL Health Fac. Auth. TOB VRDO	0.280%	11/5/10	6,660	6,660
1 Orange County FL Housing Finance Auth. Homeowner Rev. TOB VRDO	0.340%	11/5/10	2,935	2,935
1 Orange County FL School Board COP TOB VRDO	0.270%	11/5/10 LOC	9,160	9,160
Orlando FL Util. Comm. Util. System Rev.	2.500%	5/1/11	13,000	13,131
Palm Beach County FL Rev. (Children’s Home Society Project) VRDO	0.350%	11/5/10 LOC	11,905	11,905
Palm Beach County FL Rev. (Community Foundation Palm Beach Project) VRDO	0.340%	11/5/10 LOC	5,700	5,700
1 Palm Beach County FL TOB VRDO	0.270%	11/5/10	8,545	8,545
1 Palm Beach County FL Water & Sewer TOB VRDO	0.280%	11/5/10	5,535	5,535
Pembroke Pines FL Charter School Rev. VRDO	0.290%	11/5/10 (12)	11,210	11,210
Pembroke Pines FL Charter School Rev. VRDO	0.290%	11/5/10 (12)	29,410	29,410
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	0.270%	11/5/10 LOC	15,975	15,975
Polk County FL Ind. Dev. Auth. Healthcare Fac. Rev. (Winter Haven Hospital) VRDO	0.260%	11/5/10 LOC	9,800	9,800
1 South Florida Water Management Dist. TOB VRDO	0.330%	11/5/10	9,800	9,800
1 Tampa Bay FL Water Util. System Rev. TOB VRDO	0.330%	11/5/10	4,505	4,505
1 Univeristy of North Florida Financing Corp. Capital Improvement Rev. TOB VRDO	0.290%	11/5/10 LOC	5,255	5,255
1 Volusia County FL Rev. TOB VRDO	0.270%	11/5/10 LOC	28,570	28,570
West Orange Healthcare Dist. FL Rev. VRDO	0.280%	11/5/10 LOC	13,400	13,400
				779,162

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (4.2%)
1 Atlanta GA Airport Passenger Charge Rev. TOB VRDO	0.300%	11/5/10 (4)	12,500	12,500
Atlanta GA Airport Rev. CP	0.300%	11/9/10 LOC	75,000	75,000
Atlanta GA Dev. Auth. Rev. (Georgia Aquarium, Inc. Project) VRDO	0.280%	11/5/10 LOC	10,000	10,000
Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	0.290%	11/5/10 LOC	16,005	16,005
DeKalb County GA Private Hosp. Auth. RAN (Children’s Healthcare)	3.000%	11/15/10	5,500	5,505
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	0.270%	11/5/10 LOC	16,565	16,565
1 DeKalb County GA Water & Sewer Rev. TOB VRDO	0.280%	11/5/10	11,990	11,990
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.280%	11/5/10 LOC	33,500	33,500
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	0.280%	11/5/10 LOC	42,705	42,705
Fulton County GA Dev. Auth. (Lovett School Project) VRDO	0.280%	11/5/10 LOC	700	700
Fulton County GA Dev. Auth. (Lovett School Project) VRDO	0.280%	11/5/10 LOC	27,500	27,500
Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project) VRDO	0.280%	11/5/10 LOC	69,415	69,415
Fulton County GA Dev. Auth. (Robert A. Woodruff Arts Center) VRDO	0.280%	11/5/10 LOC	22,000	22,000
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.280%	11/5/10 LOC	32,000	32,000
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.280%	11/5/10 LOC	20,595	20,595
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.280%	11/5/10 LOC	10,200	10,200
Fulton County GA Dev. Auth. (Woodward Academy Project) VRDO	0.280%	11/5/10 LOC	13,000	13,000
1 Fulton County GA Dev. Auth. TOB VRDO	0.280%	11/5/10	11,420	11,420
Gainesville GA Redev. Auth. Rev. (Brenau Univ.) VRDO	0.300%	11/5/10 LOC	10,800	10,800
1 Georgia GO TOB VRDO	0.310%	11/5/10	9,365	9,365
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.280%	11/5/10 LOC	46,025	46,025
Gwinnett County GA School Dist. GO	5.000%	2/1/11	2,500	2,529
1 Gwinnett County GA School Dist. GO TOB VRDO	0.270%	11/5/10	12,290	12,290
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.280%	11/5/10 LOC	15,775	15,775
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.280%	11/5/10 LOC	19,390	19,390
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.300%	11/5/10 LOC	5,800	5,800
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.300%	11/5/10 LOC	17,100	17,100
1 Macon-Bibb County GA Hosp. Auth. TOB VRDO	0.280%	11/5/10	4,995	4,995
Main Street Natural Gas Inc. Georgia Gas Project Rev. VRDO	0.280%	11/5/10	90,000	90,000
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. VRDO	0.260%	11/5/10 LOC	38,950	38,950
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. VRDO	0.260%	11/5/10 LOC	23,000	23,000
1 Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.270%	11/5/10	15,270	15,270
1 Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.280%	11/5/10	4,440	4,440
1 Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) TOB VRDO	0.280%	11/5/10	5,630	5,630
Savannah GA Econ. Dev. Auth. Rev. (SSU Foundation) VRDO	0.270%	11/5/10 LOC	8,900	8,900
Thomasville GA Hosp. Rev. (John D Archbold Memorial Hosp., Inc. Project) VRDO	0.300%	11/5/10 LOC	2,550	2,550
Thomasville GA Hosp. Rev. (John D Archbold Memorial Hosp., Inc. Project) VRDO	0.300%	11/5/10 LOC	3,900	3,900
Valdosta & Lowndes County GA Hosp. Auth. Rev. (South GA Medical Center Project) VRDO	0.300%	11/5/10 LOC	5,035	5,035
				772,344
Hawaii (0.7%)
1 Hawaii State GO TOB VRDO	0.280%	11/5/10	11,245	11,245
1 Honolulu HI City & County Board Water Supply TOB VRDO	0.270%	11/5/10 LOC	7,000	7,000
Honolulu HI City & County GO CP	0.290%	11/9/10	15,000	15,000
Honolulu HI City & County GO CP	0.290%	12/6/10	30,500	30,500
Honolulu HI City & County GO CP	0.290%	12/6/10	10,000	10,000
1 Honolulu HI City & County TOB VRDO	0.280%	11/5/10	14,995	14,995
1 Honolulu HI City & County TOB VRDO	0.280%	11/5/10	7,715	7,715
1 Univ. of Hawaii Rev. TOB VRDO	0.290%	11/5/10 (13)	19,800	19,800
1 University of Hawaii Rev. TOB VRDO	0.270%	11/5/10 LOC	12,865	12,865
				129,120
Idaho (2.5%)
Idaho Housing & Finance Assn. (College of Idaho Project) VRDO	0.270%	11/5/10 LOC	6,330	6,330
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.270%	11/5/10 LOC	12,600	12,600
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.270%	11/5/10 LOC	6,325	6,325
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.270%	11/5/10 LOC	9,860	9,860
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.270%	11/5/10 LOC	13,000	13,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	7,305	7,305
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	5,310	5,310
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	9,610	9,610
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	7,355	7,355
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	7,090	7,090
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	10,190	10,190
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	9,455	9,455
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	9,935	9,935
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	10,210	10,210
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	10,855	10,855
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	14,110	14,110
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	13,320	13,320

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	15,220	15,220
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	16,085	16,085
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	6,500	6,500
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	10,925	10,925
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	29,505	29,505
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	24,000	24,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	28,750	28,750
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	6,100	6,100
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	12,760	12,760
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	13,185	13,185
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	8,000	8,000
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	13,510	13,510
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	13,590	13,590
Idaho Housing & Finance Assn. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	27,000	27,000
Idaho State Building Auth. Rev. (Prison Fac. Project) VRDO	0.280%	11/5/10	16,560	16,560
Idaho TAN	2.000%	6/30/11	52,000	52,544
				457,094
Illinois (4.8%)
Bartlett IL Special Services Area (Bluff City LLC) VRDO	0.340%	11/5/10 LOC	12,920	12,920
Channahon IL Rev. (Morris Hosp.) VRDO	0.260%	11/5/10 LOC	4,195	4,195
1 Chicago IL Board of Educ. GO TOB VRDO	0.330%	11/5/10 (4)	4,995	4,995
Chicago IL Board of Educ. GO VRDO	0.280%	11/5/10 LOC	17,400	17,400
Chicago IL Board of Educ. GO VRDO	0.280%	11/5/10 LOC	5,900	5,900
1 Chicago IL GO TOB VRDO	0.280%	11/5/10	10,830	10,830
1 Chicago IL GO TOB VRDO	0.280%	11/5/10 (12)	6,600	6,600
1 Chicago IL GO TOB VRDO	0.290%	11/5/10	5,500	5,500
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.270%	11/5/10	18,890	18,890
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.270%	11/5/10	5,000	5,000
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.280%	11/5/10	5,005	5,005
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.300%	11/5/10	8,710	8,710
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.270%	11/5/10 LOC	29,705	29,705
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.290%	11/5/10 LOC	13,660	13,660
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.300%	11/5/10 (4)	14,645	14,645
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.380%	11/5/10 (4)	7,495	7,495
1 Chicago IL Wastewater Transmission Rev. TOB VRDO	0.300%	11/5/10 LOC	16,960	16,960
Chicago IL Water Rev. VRDO	0.310%	11/5/10 LOC	19,720	19,720
Chicago IL Water Rev. VRDO	0.310%	11/5/10 LOC	5,325	5,325
Cook County IL Community Consolidated School Dist. Rev.	2.000%	12/1/10	8,530	8,541
1 Cook County IL GO TOB VRDO	0.270%	11/5/10 LOC	6,850	6,850
1 Cook County IL GO TOB VRDO	0.330%	11/5/10	7,460	7,460
1 Hoffman Estates IL TOB VRDO	0.290%	11/5/10	7,295	7,295
Illinois Dev. Finance Auth. Rev. (Chicago Horticultural Society) VRDO	0.340%	11/5/10 LOC	20,000	20,000
Illinois Dev. Finance Auth. Rev. (Loyola Academy) VRDO	0.340%	11/5/10 LOC	16,245	16,245
Illinois Educ. Fac. Auth. Rev. (Columbia College Chicago) VRDO	0.260%	11/5/10 LOC	12,650	12,650
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	0.460%	5/4/11	20,000	20,000
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.300%	11/5/10	9,185	9,185
1 Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	0.300%	11/5/10	4,165	4,165
Illinois Finance Auth. IDR (Guesto Packing Company Inc. Project) Rev. VRDO	0.500%	11/5/10 LOC	6,710	6,710
1 Illinois Finance Auth. Rev. (Advocate Health Care) TOB VRDO	0.280%	11/5/10	16,010	16,010
Illinois Finance Auth. Rev. (Advocate Health) PUT	0.350%	2/1/11	25,000	25,000
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.250%	11/5/10	29,605	29,605
Illinois Finance Auth. Rev. (Bradley Univ.) VRDO	0.250%	11/5/10 LOC	3,750	3,750
1 Illinois Finance Auth. Rev. (Central DuPage Health) TOB VRDO	0.280%	11/5/10	8,750	8,750
Illinois Finance Auth. Rev. (Chicago Horticulture Project) VRDO	0.340%	11/5/10 LOC	12,000	12,000
1 Illinois Finance Auth. Rev. (Chicago Univ.) TOB VRDO	0.280%	11/5/10	13,330	13,330
Illinois Finance Auth. Rev. (Evangelical Project) VRDO	0.280%	11/5/10 LOC	5,000	5,000
Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	0.360%	11/2/10	24,000	24,000
Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	0.300%	11/15/10	20,000	20,000
Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	0.300%	12/3/10	4,500	4,500
Illinois Finance Auth. Rev. (Hosp. Sister Services Inc.) CP	0.350%	2/3/11	26,970	26,970
Illinois Finance Auth. Rev. (Institute of Chicago) VRDO	0.240%	11/5/10 LOC	2,175	2,175
Illinois Finance Auth. Rev. (Northwest Community Hosp.) VRDO	0.270%	11/5/10 LOC	12,935	12,935
Illinois Finance Auth. Rev. (Northwest Community Hosp.) VRDO	0.270%	11/5/10 LOC	5,340	5,340
1 Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.280%	11/5/10	11,200	11,200
1 Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) TOB VRDO	0.280%	11/5/10	6,000	6,000
Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.400%	3/1/11	20,000	20,000
Illinois Finance Auth. Rev. (Northwestern Univ.) PUT	0.400%	3/1/11	20,000	20,000
1 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.280%	11/5/10	8,165	8,165
Illinois Finance Auth. Rev. (Proctor Hosp.) VRDO	0.250%	11/5/10 LOC	3,275	3,275

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Auth. Rev. (Rush Univ. Medical Center) VRDO	0.260%	11/5/10 LOC	4,000	4,000
Illinois Finance Auth. Rev. (Southern Illinois Healthcare) VRDO	0.270%	11/5/10 LOC	9,525	9,525
Illinois Finance Auth. Rev. (Trinity International Univ.) VRDO	0.280%	11/5/10 LOC	12,870	12,870
1 Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.270%	11/5/10	20,500	20,500
1 Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.280%	11/5/10	3,000	3,000
1 Illinois Finance Auth. Rev. (Univ. of Chicago) TOB VRDO	0.290%	11/5/10	10,265	10,265
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.240%	11/5/10	4,800	4,800
Illinois Finance Auth. Rev. (Wesleyan Univ.) VRDO	0.260%	11/5/10 LOC	14,130	14,130
Illinois Finance Auth. Rev. (Xavier Univ.) VRDO	0.350%	11/5/10 LOC	3,700	3,700
Illinois Finance Auth. Rev. (YMCA Metro. Chicago Project) VRDO	0.280%	11/5/10 LOC	4,600	4,600
1 Illinois GO TOB VRDO	0.270%	11/5/10 LOC	18,110	18,110
1 Illinois Health Fac. (Northshore Univ. Health System) TOB VRDO	0.280%	11/5/10	8,750	8,750
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	0.400%	3/25/11	9,305	9,305
Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	0.240%	11/5/10 LOC	8,600	8,600
1 Illinois Health Fac. Auth. Rev. (Ingalls Memorial Hosp.) VRDO	0.270%	11/5/10 LOC	13,800	13,800
1 Illinois Housing Dev. Auth. TOB VRDO	0.380%	11/5/10	19,500	19,500
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.270%	11/5/10 (13)	11,340	11,340
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.270%	11/5/10	21,280	21,280
1 Illinois Regional Transp. Auth. Rev. TOB VRDO	0.270%	11/5/10	14,335	14,335
Illinois State Build Rev.	3.000%	6/15/11	5,000	5,073
1 Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.280%	11/5/10	5,330	5,330
1 Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.280%	11/5/10	14,430	14,430
1 Lake, Cook, Kane & McHenry Counties IL Community USD TOB VRDO	0.280%	11/5/10 (4)	10,355	10,355
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.270%	11/5/10 (4)	9,260	9,260
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.280%	11/5/10	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.280%	11/5/10 (13)	6,130	6,130
				886,189
Indiana (3.0%)
Indiana Bond Bank Rev. Advance Funding Program Notes TAN	2.000%	1/6/11 LOC	66,000	66,187
Indiana Dev. Finance Auth. Rev. (Children’s Museum) VRDO	0.280%	11/5/10	29,200	29,200
Indiana Dev. Finance Auth. Rev. (Indianapolis Museum of Art) VRDO	0.280%	11/5/10 LOC	18,000	18,000
Indiana Educ. Fac. Auth. (Wabash College) VRDO	0.280%	11/5/10 LOC	29,940	29,940
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.270%	11/5/10 LOC	5,000	5,000
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.270%	11/5/10 LOC	7,900	7,900
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.280%	11/5/10 LOC	4,365	4,365
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.240%	11/5/10 LOC	33,755	33,755
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.240%	11/5/10 LOC	14,215	14,215
Indiana Finance Auth. Rev. (Columbus Regional Hosp.) VRDO	0.270%	11/5/10 LOC	6,900	6,900
Indiana Finance Auth. Rev. (DePauw Univ. Project) VRDO	0.270%	11/5/10 LOC	36,910	36,910
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.240%	11/5/10	25,300	25,300
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.250%	11/5/10	20,000	20,000
Indiana Finance Auth. Rev. (State Revolving Fund)	1.500%	2/1/11	7,465	7,487
Indiana Finance Auth. Rev. VRDO	0.290%	11/5/10 LOC	18,280	18,280
1 Indiana Health & Educ. Fac. Financing Auth. Health System Rev.
(Sisters of St. Francis Health Services, Inc. Obligated Group) TOB VRDO	0.330%	11/5/10 (4)	3,300	3,300
1 Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group) TOB VRDO	0.270%	11/5/10	19,275	19,275
Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.260%	11/5/10 LOC	5,500	5,500
Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.270%	11/5/10 LOC	15,100	15,100
Indiana Health & Educ. Fac. Financing Auth. Rev. (Marian College) VRDO	0.280%	11/5/10 LOC	5,400	5,400
1 Indiana Health & Educ. Fac. Financing Auth. Rev. TOB VRDO	0.300%	11/1/10	11,225	11,225
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10	2,500	2,500
1 Indiana Health Fac. Fin. Auth. Hosp. Rev. (Community Hosp. Project) Rev. TOB VRDO	0.270%	11/5/10 LOC	6,420	6,420
1 Indiana Health Fac. Finance Auth. Rev. (Sisters of St. Francis Health Services, Inc.) TOB VRDO	0.290%	11/5/10 (4)	8,085	8,085
1 Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. TOB VRDO	0.340%	11/5/10	2,355	2,355
Indiana Housing & Community Dev. Auth. Single Family Mortgage Rev. VRDO	0.290%	11/5/10 LOC	20,845	20,845
1 Indianapolis IN Local Public Improvement Bond Bank Notes
(PILOT Infrastructure Project) TOB VRDO	0.290%	11/5/10	10,615	10,615
1 Indianapolis IN Local Public Improvement Bond Bank Notes TOB VRDO	0.290%	11/5/10 (4)	12,490	12,490
Lawrenceburg IN Pollution Control Rev. VRDO	0.270%	11/5/10 LOC	13,000	13,000
Lawrenceburg IN Pollution Control Rev. VRDO	0.330%	11/5/10 LOC	10,000	10,000
1 New Albany Floyd County IN School Building Corp. TOB VRDO	0.290%	11/5/10 (4)	5,345	5,345
Noblesville IN Econ. Dev. Rev. (Greystone Apartments Project) VRDO	0.320%	11/5/10 LOC	10,990	10,990
Purdue IN Univ. CP	0.290%	11/15/10	13,145	13,145
Purdue IN Univ. CP	0.290%	11/30/10	25,000	25,000
Purdue Univ. Indiana Univ. Student Fac. System Rev. VRDO	0.260%	11/5/10	3,675	3,675
1 Wayne Township IN School Building Corp. Marion County TOB VRDO	0.270%	11/5/10 LOC	25,620	25,620
				553,324

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.3%)
1 Des Moines IA Metro. Wastewater Reclamation Auth. Sewer. Rev. TOB VRDO	0.270%	11/5/10 LOC	12,835	12,835
Iowa Finance Auth. Single Family Rev. VRDO	0.270%	11/5/10	11,800	11,800
Iowa Finance Auth. Single Family Rev. VRDO	0.290%	11/5/10	5,330	5,330
Iowa Finance Auth. Single Family Rev. VRDO	0.290%	11/5/10	3,800	3,800
Iowa Finance Auth. Single Family Rev. VRDO	0.290%	11/5/10	10,800	10,800
1 Iowa Special Obligation TOB VRDO	0.290%	11/5/10	11,200	11,200
1 Iowa Special Obligation TOB VRDO	0.290%	11/5/10	3,800	3,800
				59,565
Kansas (0.3%)
1 Kansas Dept. of Transp. Highway Rev. TOB VRDO	0.270%	11/5/10	6,245	6,245
Sedgwick County KS Airport Fac. Rev. (FlightSafety) VRDO	0.340%	11/5/10	34,000	34,000
Wichita KS Airport Fac. Rev. VRDO	0.300%	11/5/10	11,170	11,170
				51,415
Kentucky (1.4%)
Boyle County KY Hosp. Rev. (Ephraim McDowell Health) VRDO	0.290%	11/5/10 LOC	11,975	11,975
Jeffersontown KY Lease Program (Kentucky League of Cities Funding) VRDO	0.260%	11/5/10 LOC	2,600	2,600
Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.300%	11/5/10 (13)	17,900	17,900
Kenton County KY Airport Board Special Fac. Rev. (Flightsafety International Inc.) VRDO	0.300%	11/5/10 (13)	4,600	4,600
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare System) VRDO	0.260%	11/5/10 LOC	22,655	22,655
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare System) VRDO	0.290%	11/5/10 LOC	12,000	12,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (St. Elizabeth Medical) VRDO	0.260%	11/5/10 LOC	5,500	5,500
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.270%	11/5/10 LOC	5,000	5,000
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (Ashland Hosp. Corp.) VRDO	0.270%	11/5/10 LOC	35,000	35,000
Kentucky Higher Educ. Student Loan Corp. Student Loan Rev. VRDO	0.350%	11/5/10 LOC	37,400	37,400
1 Kentucky Housing Corp. Housing Rev. TOB VRDO	0.330%	11/5/10	9,110	9,110
1 Kentucky Housing Corp. Housing Rev. TOB VRDO	0.380%	11/5/10	2,425	2,425
1 Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project) TOB VRDO	0.270%	11/5/10	10,415	10,415
1 Lexington-Fayette Urban County Airport KY TOB VRDO	0.280%	11/5/10	6,660	6,660
1 Louisville & Jefferson County KY Metro. Sewer Dist. Sewer and Drainage System Rev. TOB VRDO	0.330%	11/5/10 (12)	7,330	7,330
1 Louisville & Jefferson County KY Metro. Govt. Parking Rev. TOB VRDO	0.280%	11/5/10	7,455	7,455
Louisville KY Water Works Board Rev.	5.250%	11/15/10 (Prere.)	1,600	1,603
Richmond KY League of Cities Funding Lease Program Rev. VRDO	0.270%	11/5/10 LOC	9,000	9,000
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	0.250%	11/5/10 LOC	8,020	8,020
Warren County KY Rev. (Western Kentucky Univ. Student Life) VRDO	0.280%	11/5/10 LOC	28,740	28,740
Williamstown KY League of Cities VRDO	0.270%	11/5/10 LOC	4,750	4,750
Williamstown KY League of Cities VRDO	0.270%	11/5/10 LOC	4,700	4,700
				254,838
Louisiana (1.5%)
Ascension Parish LA Ind. Dev. Board Rev. (Geismar Project) VRDO	0.280%	11/5/10 LOC	17,000	17,000
Louisiana GO VRDO	0.250%	11/5/10 LOC	26,200	26,200
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) VRDO	0.280%	11/5/10 LOC	13,900	13,900
Louisiana Public Fac. Auth. Rev. (Christus Health) VRDO	0.290%	11/5/10 LOC	12,000	12,000
Louisiana Public Fac. Auth. Rev. (Tiger Athletic) VRDO	0.270%	11/5/10 LOC	20,900	20,900
1 Louisiana Public Fac. Auth. Rev. TOB VRDO	0.330%	11/5/10 LOC	44,345	44,345
1 Louisiana Public Fac. Auth. Rev. TOB VRDO	0.330%	11/5/10 LOC	42,645	42,645
Louisiana Public Fac. Auth. Rev. VRDO	0.280%	11/5/10 LOC	30,000	30,000
Louisiana Public Fac. Auth. Rev. VRDO	0.280%	11/5/10 LOC	34,000	34,000
St. James Parish LA Rev. (Nustar Logistics LP Project) VRDO	0.280%	11/5/10 LOC	12,500	12,500
St. James Parish LA Rev. (Nustar Logistics LP Project) VRDO	0.280%	11/5/10 LOC	17,500	17,500
				270,990
Maine (0.3%)
1 Maine Health & Higher Educ. Fac. Auth. Rev. TOB VRDO	0.330%	11/5/10	12,805	12,805
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	0.340%	11/5/10	3,720	3,720
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	0.340%	11/5/10	5,510	5,510
Maine Housing Auth. Mortgage Rev. VRDO	0.300%	11/5/10	20,000	20,000
Maine Housing Auth. Mortgage Rev. VRDO	0.300%	11/5/10	9,000	9,000
				51,035
Maryland (2.1%)
Baltimore County MD Metro. Dist. CP	0.320%	11/23/10	23,000	23,000
Howard County MD CP	0.290%	11/9/10	28,500	28,500
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.340%	11/5/10	5,095	5,095
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.340%	11/5/10	7,550	7,550
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.340%	11/5/10	6,325	6,325
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.380%	11/5/10	4,245	4,245
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.380%	11/5/10	7,520	7,520
1 Maryland Dept. of Housing & Community Dev. Rev. TOB VRDO	0.380%	11/5/10	4,430	4,430
Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.300%	11/5/10	6,350	6,350

17

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educ. Fac. Auth. (Johns Hopkins Univ.) CP	0.290%	11/5/10	15,000	15,000
Maryland Health & Higher Educ. Fac. Auth. (Johns Hopkins Univ.) CP	0.290%	11/9/10	15,141	15,141
Maryland Health & Higher Educ. Fac. Auth. (Johns Hopkins Univ.) CP	0.310%	11/12/10	16,765	16,765
1 Maryland Health & Higher Educ. Fac. Auth. Rev. (John Hopkins Univ.) TOB VRDO	0.270%	11/5/10	7,670	7,670
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Hosp.) VRDO	0.250%	11/5/10 LOC	8,100	8,100
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.300%	11/3/10	22,988	22,988
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.310%	11/9/10	15,150	15,150
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.300%	2/10/11	25,900	25,900
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) CP	0.310%	3/8/11	9,000	9,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Univ.) VRDO	0.250%	11/5/10 LOC	5,085	5,085
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.250%	11/5/10 LOC	5,000	5,000
Maryland Health & Higher Educ. Fac. Auth. Rev. (Suburban Hosp.) VRDO	0.250%	11/5/10 LOC	9,775	9,775
1 Maryland State Transp. Auth. Rev. TOB VRDO	0.270%	11/5/10 (4)	15,490	15,490
Maryland Transp. Auth. Passenger Fac. Charge Rev. VRDO	0.260%	11/5/10 LOC	18,150	18,150
1 Maryland Transp. Auth. Rev. TOB VRDO	0.270%	11/5/10 (4)	8,800	8,800
1 Maryland Transp. Auth. Rev. TOB VRDO	0.290%	11/5/10 (4)	13,860	13,860
Montgomery County MD CP	0.280%	11/18/10	11,000	11,000
Montgomery County MD CP	0.350%	2/10/11	30,500	30,500
Montgomery County MD CP	0.350%	2/10/11	6,000	6,000
Montgomery County MD GO	2.000%	11/1/10	7,800	7,800
Washington Suburban Sanitation Dist. Maryland VRDO	0.280%	11/5/10	29,000	29,000
				389,189
Massachusetts (2.6%)
Boston MA GO	2.000%	4/1/11	5,005	5,039
1 Massachusetts Department of Transportation TOB VRDO	0.260%	11/5/10	4,625	4,625
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.250%	11/5/10	33,000	33,000
Massachusetts Dev. Finance Agency Rev. (Cushing Academy Issue) VRDO	0.260%	11/5/10 LOC	12,115	12,115
Massachusetts Dev. Finance Agency Rev. (Fay School Issue) VRDO	0.260%	11/5/10 LOC	5,400	5,400
Massachusetts Dev. Finance Agency Rev. (Shady Hill) VRDO	0.260%	11/5/10 LOC	10,000	10,000
Massachusetts Dev. Finance Agency Rev. (Wentworth Institute of Technology) VRDO	0.300%	11/5/10 LOC	16,600	16,600
1 Massachusetts Educ. Finance Auth. Educ. Loan Rev. TOB VRDO	0.340%	11/5/10 (12)	4,390	4,390
Massachusetts GO	5.000%	1/1/11 (Prere.)	4,000	4,030
Massachusetts GO CP	0.300%	11/4/10	60,000	60,000
Massachusetts GO RAN	2.000%	5/26/11	20,000	20,191
Massachusetts GO RAN	2.000%	6/23/11	41,875	42,324
1 Massachusetts GO TOB VRDO	0.270%	11/5/10	31,235	31,235
1 Massachusetts GO TOB VRDO	0.270%	11/5/10	23,935	23,935
1 Massachusetts GO TOB VRDO	0.270%	11/5/10	36,740	36,740
1 Massachusetts GO TOB VRDO	0.290%	11/5/10 LOC	15,250	15,250
1 Massachusetts GO TOB VRDO	0.290%	11/5/10 LOC	8,500	8,500
1 Massachusetts GO TOB VRDO	0.300%	11/5/10	13,545	13,545
1 Massachusetts GO TOB VRDO	0.330%	11/5/10 (4)	1,850	1,850
Massachusetts GO VRDO	0.260%	11/5/10	11,500	11,500
Massachusetts GO VRDO	0.280%	11/5/10	3,000	3,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Cil Realty) VRDO	0.250%	11/5/10 LOC	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) CP	0.310%	1/14/11	8,500	8,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System Inc.) CP	0.340%	11/4/10	10,000	10,000
Massachusetts Health & Educ. Fac. Auth. Rev. VRDO	0.260%	11/5/10 LOC	28,700	28,700
1 Massachusetts Health & Educ. Fac. Auth. TOB VRDO	0.280%	11/5/10	10,000	10,000
1 Massachusetts Housing Finance Agency Housing Rev. TOB VRDO	0.340%	11/5/10	5,515	5,515
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.280%	11/5/10	7,535	7,535
1 Massachusetts Water Pollution Abatement Trust TOB VRDO	0.280%	11/5/10	3,240	3,240
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.280%	11/5/10 (4)	7,300	7,300
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.280%	11/5/10	5,000	5,000
Massachusetts Water Resources Auth. Rev. VRDO	0.290%	11/5/10	22,685	22,685
				475,744
Michigan (3.1%)
Jackson County MI Hosp. Finance Auth. Rev. (W.A. Foote Memorial Hosp.) VRDO	0.280%	11/5/10 (12)	10,000	10,000
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health) VRDO	0.270%	11/5/10 LOC	30,000	30,000
Michigan Building Auth. CP	0.320%	11/18/10 LOC	23,270	23,270
Michigan Finance Auth. State Aid RAN	2.000%	8/19/11	15,000	15,142
Michigan Finance Auth. State Aid RAN	2.000%	8/22/11 LOC	27,000	27,348
Michigan GO TAN	2.000%	9/30/11	44,000	44,623
Michigan Higher Educ. Fac. Auth. Rev. VRDO	0.270%	11/5/10 LOC	16,235	16,235
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.330%	11/5/10 LOC	59,245	59,245
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.330%	11/5/10 LOC	66,995	66,995
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.330%	11/5/10 LOC	67,945	67,945
1 Michigan Higher Educ. Student Loan Auth. Rev. TOB VRDO	0.330%	11/5/10 LOC	36,545	36,545
Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.260%	11/5/10	20,545	20,545

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hosp. Finance Auth. Rev. (Ascension Health) VRDO	0.260%	11/5/10	15,000	15,000
Michigan Hosp. Finance Auth. Rev. (Holland Community Hosp.) VRDO	0.270%	11/5/10 LOC	7,000	7,000
Michigan Hosp. Finance Auth. Rev. (Trinity Health) CP	0.280%	11/3/10	11,420	11,420
Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.280%	11/5/10	8,595	8,595
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	0.280%	11/5/10 LOC	23,220	23,220
Michigan Housing Dev. Auth. Single Family Mortgage Rev. VRDO	0.330%	11/5/10 LOC	20,000	20,000
1 Michigan Muni. Bond Auth. Rev. TOB VRDO	0.280%	11/5/10	3,845	3,845
Michigan State Univ. CP	0.300%	1/7/11	18,250	18,250
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Community Project) VRDO	0.270%	11/5/10 LOC	16,215	16,215
Oakland Univ. of Michigan Rev. VRDO	0.280%	11/5/10 LOC	11,100	11,100
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.240%	11/5/10	1,600	1,600
Univ. of Michigan Hosp. Rev. VRDO	0.220%	11/5/10	1,530	1,530
Wayne County Michigan Airport Auth. Rev. (Detroit Metropolitan Wayne County Airport) VRDO	0.280%	11/5/10 LOC	12,100	12,100
1 Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.330%	11/5/10 (4)	5,295	5,295
				573,063
Minnesota (1.7%)
1 Hennepin County MN Sales Tax Rev. TOB VRDO	0.270%	11/5/10	23,640	23,640
Minneapolis MN GO	2.000%	12/1/10	3,145	3,149
Minneapolis MN GO	3.000%	12/1/10	2,525	2,531
1 Minneapolis MN Health Care System (Fairview Health Services) TOB VRDO	0.280%	11/5/10 LOC	15,000	15,000
Minnesota Agriculture & Econ. Dev. Board Rev.	6.375%	11/15/10 (Prere.)	7,200	7,288
1 Minnesota GO TOB VRDO	0.280%	11/5/10	3,510	3,510
Minnesota Higher Educ. Fac. Auth. Rev. (Carleton College) VRDO	0.250%	11/5/10	8,650	8,650
Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.300%	11/5/10 LOC	14,500	14,500
Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.300%	11/5/10	6,800	6,800
Minnesota Office of Higher Education Rev. (Supply Student Loan) VRDO	0.320%	11/5/10 LOC	7,000	7,000
Minnesota School Dist. Tax & Aid Anticipation Borrowing Program TRAN	2.000%	9/1/11	10,000	10,137
Regents of the Univ. of Minnesota CP	0.300%	11/8/10	4,000	4,000
Regents of the Univ. of Minnesota CP	0.300%	11/8/10	10,000	10,000
Regents of the Univ. of Minnesota CP	0.300%	1/10/11	10,000	10,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.270%	11/3/10	6,000	6,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.290%	11/8/10	10,000	10,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.270%	11/9/10	15,000	15,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.270%	11/9/10	20,000	20,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.290%	11/9/10	10,000	10,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.300%	11/9/10	12,500	12,500
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.280%	11/15/10	25,000	25,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.280%	11/22/10	11,000	11,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.300%	12/15/10	25,000	25,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.300%	1/10/11	12,500	12,500
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.300%	1/11/11	7,000	7,000
Rochester MN Healthcare Fac. Rev. (Mayo Foundation) CP	0.320%	2/3/11	13,000	13,000
Univ. of Minnesota CP	0.300%	12/1/10	6,250	6,250
Univ. of Minnesota CP	0.300%	1/7/11	12,000	12,000
				311,455
Mississippi (0.7%)
Mississippi Business Finance Corp. Gulf Opportunity Zone IDR
(Chevron USA Inc. Project) VRDO	0.240%	11/5/10	8,000	8,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDR
(SG Resources Mississippi, LLC Project)	0.280%	11/5/10 LOC	38,000	38,000
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone
(Chevron USA Inc. Project) VRDO	0.280%	11/5/10 LOC	12,000	12,000
Mississippi Business Finance Corp. Rev. (Hattiesburg Project) VRDO	0.270%	11/5/10 LOC	10,900	10,900
Mississippi Business Finance Corp. Rev. VRDO	0.270%	11/5/10 LOC	17,000	17,000
Mississippi Business Financing Corp. Health Care Fac. Corp. Rev.
(Rush Medical Foundation Project) VRDO	0.250%	11/5/10 LOC	10,000	10,000
Mississippi Dev. Bank Special Obligation (Magnolia Regional Health Project) VRDO	0.280%	11/5/10 LOC	5,000	5,000
1 Mississippi Dev. Bank Special Obligation Rev. TOB VRDO	0.270%	11/5/10 LOC	5,000	5,000
Mississippi GO BAN	1.250%	11/17/10	20,000	20,008
Mississippi Hosp. Equipment & Fac. Auth. Rev. (North Mississippi Health Services) VRDO	0.240%	11/5/10	8,000	8,000
				133,908
Missouri (1.8%)
1 Columbia MO Special Oblig. Electrical Improvement Rev. TOB VRDO	0.270%	11/5/10 LOC	16,680	16,680
Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.270%	11/1/10	6,140	6,140
Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.240%	11/5/10	23,865	23,865
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.280%	11/5/10 LOC	34,700	34,700
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.280%	11/5/10 LOC	7,900	7,900

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Environmental Improvement & Energy Resource Auth.
Water Pollution Control and Drinking Water Revenue	2.000%	1/1/11	3,240	3,249
Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.500%	11/5/10 LOC	8,220	8,220
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Bethesda Health Group) VRDO	0.290%	11/1/10 LOC	27,215	27,215
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health) CP	0.290%	11/3/10 LOC	7,000	7,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Sisters of Mercy Health Care System) VRDO	0.240%	11/5/10	60,000	60,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Sisters of Mercy Health Care System) VRDO	0.240%	11/5/10	16,700	16,700
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	0.480%	5/4/11	20,000	20,000
Missouri Higher Educ. Student Loan Auth. VRDO	0.290%	11/5/10 LOC	30,250	30,250
Missouri Highways & Transp. Comm. Road Rev. VRDO	0.270%	11/5/10 LOC	11,400	11,400
1 Missouri Highways & Transp. Commission Rev. (State Road) TOB VRDO	0.270%	11/5/10	25,425	25,425
1 Missouri Housing Dev. Corp. Single Family Mortgage Rev. TOB VRDO	0.430%	11/5/10	4,795	4,795
1 Missouri State Health & Educ. Fac. Auth. Rev. (Washington Univ.) TOB VRDO	0.270%	11/5/10	14,005	14,005
St. Louis MO General Fund RAN	2.000%	6/1/11	20,000	20,168
				337,712
Montana (0.1%)
Montana Board of Investments PUT	0.500%	3/1/11	14,650	14,650

Multiple States (3.5%)
Federal Home Loan Mortgage Corp. Multifamily Housing TOB VRDO	0.320%	11/5/10 LOC	38,756	38,756
1 Federal Home Loan Mortgage Corp. Multifamily Housing TOB VRDO	0.330%	11/5/10 LOC	19,150	19,150
1 Federal Home Loan Mortgage Corp. Multifamily Housing TOB VRDO	0.350%	11/5/10	299,920	299,920
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.480%	11/5/10 LOC	34,100	34,100
1 Nuveen Municipal Market Opportunity Fund VRDP VRDO	0.480%	11/5/10 LOC	97,500	97,500
1 Nuveen Premium Income Municipal Fund 4 VRDP VRDO	0.480%	11/5/10 LOC	150,000	150,000
				639,426
Nebraska (1.5%)
Central Plains Energy Project Nebraska Gas Project Rev. (Project No. 2) VRDO	0.280%	11/5/10	79,670	79,670
1 Nebraska Investment Finance Auth. Single Family Housing Rev. TOB VRDO	0.340%	11/5/10	2,250	2,250
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.260%	11/5/10	32,560	32,560
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.260%	11/5/10	14,050	14,050
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.260%	11/5/10	15,550	15,550
Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.260%	11/5/10	14,820	14,820
1 Nebraska Investment Finance Auth. Single Family Housing Rev. VRDO	0.310%	11/5/10 LOC	6,000	6,000
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.280%	11/5/10 (4)	14,925	14,925
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.290%	11/5/10 (13)	15,995	15,995
1 Omaha NE Public Fac. Corp. Lease Rev. TOB VRDO	0.280%	11/5/10	12,345	12,345
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.270%	11/5/10	10,150	10,150
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.280%	11/5/10	6,975	6,975
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.290%	11/5/10 (13)	34,610	34,610
1 Omaha NE Public Power Dist. Electric Rev. TOB VRDO	0.290%	11/5/10 (13)	9,810	9,810
				269,710
Nevada (1.2%)
Clark County NV Airport Rev. BAN	2.500%	6/1/11	22,000	22,238
1 Clark County NV GO TOB VRDO	0.270%	11/5/10	8,430	8,430
1 Clark County NV GO TOB VRDO	0.270%	11/5/10 LOC	27,880	27,880
1 Clark County NV GO TOB VRDO	0.300%	11/5/10	9,770	9,770
Clark County NV Ind. Dev. Rev. (Southwest Gas Corp.) VRDO	0.280%	11/5/10 LOC	11,700	11,700
1 Clark County NV School Dist. GO TOB VRDO	0.270%	11/5/10	6,265	6,265
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.280%	11/5/10	6,085	6,085
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.280%	11/5/10	7,495	7,495
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.280%	11/5/10	5,000	5,000
1 Las Vegas NV GO TOB VRDO	0.280%	11/5/10	10,850	10,850
1 Las Vegas Valley Water Dist. Nevada GO TOB VRDO	0.270%	11/5/10	15,190	15,190
1 Las Vegas Valley Water Dist. Nevada GO TOB VRDO	0.280%	11/5/10	4,685	4,685
Las Vegas Valley Water Dist. NV CP	0.320%	2/10/11	16,145	16,145
Las Vegas Valley Water Dist. NV CP	0.320%	2/10/11	36,000	36,000
1 Nevada Higher Education Rev. TOB VRDO	0.270%	11/5/10 LOC	13,050	13,050
Nevada Housing Division Multi-Unit Housing City Center VRDO	0.410%	11/5/10 LOC	7,440	7,440
1 Nevada System of Higher Educ. Univ. Rev. TOB VRDO	0.330%	11/5/10	10,595	10,595
Reno NV Hosp. Rev. (Renown Regional Medical Center Project) VRDO	0.270%	11/5/10 LOC	5,500	5,500
				224,318
New Hampshire (0.1%)
1 New Hampshire Health & Educ. Fac. Auth. Rev. TOB VRDO	0.280%	11/5/10	10,000	10,000
1 New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.410%	11/5/10	2,775	2,775
1 New Hampshire State Housing Finance Auth. Single Family Mortgage Rev. TOB VRDO	0.410%	11/5/10	2,545	2,545
				15,320

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (0.7%)
1 New Jersey GO TOB PUT	0.300%	11/5/10	100,000	100,000
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.270%	11/5/10	9,920	9,920
1 Nuveen New Jersey Premium Income Municipal Fund VRDP VRDO	0.530%	11/5/10 LOC	20,000	20,000
				129,920
New Mexico (1.1%)
New Mexico Educ. Assistance Foundation Rev. VRDO	0.310%	11/5/10 LOC	4,600	4,600
New Mexico Educ. Assistance Foundation Rev. VRDO	0.310%	11/5/10 LOC	4,600	4,600
New Mexico Educ. Assistance Foundation Rev. VRDO	0.310%	11/5/10 LOC	10,300	10,300
New Mexico Educ. Assistance Foundation Rev. VRDO	0.310%	11/5/10 LOC	10,000	10,000
New Mexico Educ. Assistance Foundation Rev. VRDO	0.310%	11/5/10 LOC	4,300	4,300
1 New Mexico Educ. Assistance Foundation TOB VRDO	0.390%	11/5/10	24,495	24,495
1 New Mexico Finance Auth. Rev. TOB VRDO	0.300%	11/5/10	10,715	10,715
1 New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) TOB VRDO	0.280%	11/5/10	7,375	7,375
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.270%	11/5/10	20,605	20,605
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.270%	11/5/10	10,505	10,505
New Mexico Mun. Energy Acquisition Auth. (Gas Supply) VRDO	0.280%	11/5/10	70,100	70,100
New Mexico TRAN	2.000%	6/30/11	20,000	20,224
				197,819
New York (3.6%)
Liberty NY Dev. Corp. Rev. (Greenwich LLC) VRDO	0.270%	11/5/10 LOC	21,000	21,000
Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	0.250%	11/5/10 LOC	18,205	18,205
Metro. New York Transp. Auth. Rev. VRDO	0.250%	11/5/10 LOC	35,790	35,790
1 New York City NY GO TOB VRDO	0.280%	11/5/10	7,125	7,125
New York City NY GO VRDO	0.240%	11/5/10 LOC	6,905	6,905
New York City NY Housing Dev. Corp. Rev. (Monterey) VRDO	0.250%	11/5/10 LOC	27,000	27,000
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Gold Street) VRDO	0.250%	11/5/10	22,500	22,500
New York City NY IDA Rev. (New York Law School) VRDO	0.260%	11/5/10 LOC	20,000	20,000
New York City NY Muni. Water Finance Auth. CP	0.300%	11/10/10	45,000	45,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.280%	11/5/10	3,470	3,470
New York City NY Transitional Finance Auth. Rev. VRDO	0.270%	11/5/10	16,625	16,625
New York City NY Transitional Finance Auth. Rev. VRDO	0.270%	11/5/10	15,000	15,000
New York Liberty Dev. Corp. Rev. PUT	0.320%	11/18/10 (Prere.)	300,000	300,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	0.240%	11/5/10 LOC	12,200	12,200
1 New York State Dormitory Auth. Rev. TOB VRDO	0.280%	11/5/10	6,420	6,420
1 New York State Dormitory Auth. State Personal Income Tax Rev. TOB VRDO	0.280%	11/5/10	3,510	3,510
New York State Housing Finance Agency Rev. (Bowery Place) VRDO	0.240%	11/5/10 LOC	25,200	25,200
1 Nuveen New York Investment Quality Municipal Fund VRDP VRDO	0.530%	11/5/10 LOC	20,000	20,000
Suffolk County NY TAN	1.500%	9/13/11	15,000	15,145
Suffolk County NY TAN	2.000%	9/13/11	15,000	15,210
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.280%	11/5/10	4,000	4,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.270%	11/5/10 (4)	25,000	25,000
				665,305
North Carolina (4.5%)
Cary NC GO VRDO	0.240%	11/5/10	25,830	25,830
Charlotte NC Airport Rev. VRDO	0.270%	11/5/10 LOC	6,200	6,200
Charlotte NC GO CP	0.450%	2/7/11	6,694	6,694
Charlotte NC GO CP	0.470%	2/7/11	7,788	7,788
1 Charlotte NC GO TOB VRDO	0.280%	11/5/10	5,745	5,745
1 Charlotte NC Water & Sewer System Rev. TOB VRDO	0.280%	11/5/10	5,975	5,975
Durham NC VRDO	0.280%	11/5/10 LOC	32,985	32,985
Forsyth County NC VRDO	0.270%	11/5/10	1,900	1,900
Guilford County NC GO VRDO	0.300%	11/5/10	6,700	6,700
Lower Cape Fear NC Water & Sewer Auth. Special Fac. Rev. (Bladen Bluffs Project) VRDO	0.270%	11/5/10 LOC	6,065	6,065
Mecklenburg County NC COP VRDO	0.300%	11/5/10	9,000	9,000
Mecklenburg County NC GO VRDO	0.270%	11/5/10	21,000	21,000
Mecklenburg County NC GO VRDO	0.350%	11/5/10	7,000	7,000
Mecklenburg County NC GO VRDO	0.350%	11/5/10	7,000	7,000
Mecklenburg County NC GO VRDO	0.350%	11/5/10	7,000	7,000
North Carolina Capital Fac. Finance Agency (YMCA of Greater Winston-Salem) VRDO	0.270%	11/5/10 LOC	10,200	10,200
North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. (Campbell Univ.) VRDO	0.300%	11/5/10 LOC	11,400	11,400
North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. (Methodist College) VRDO	0.270%	11/5/10 LOC	15,095	15,095
1 North Carolina Capital Fac. Finance Agency Educ. Fac. Rev. (Wake Forest Univ.) TOB VRDO	0.280%	11/5/10	5,265	5,265
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ. Project) TOB VRDO	0.280%	11/5/10	10,000	10,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.280%	11/5/10	15,700	15,700

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.280%	11/5/10	12,000	12,000
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.280%	11/5/10	14,100	14,100
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.280%	11/5/10	11,100	11,100
North Carolina Capital Fac. Finance Agency Rev. (Lenior-Rhyne College) VRDO	0.270%	11/5/10 LOC	15,595	15,595
North Carolina Capital Fac. Finance Agency Rev. (Triangle Aquatic Center Project) VRDO	0.270%	11/5/10 LOC	7,470	7,470
North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.400%	11/5/10 LOC	14,450	14,450
North Carolina Educ. Fac. Finance Auth. (Duke Univ.) VRDO	0.230%	11/5/10	11,450	11,450
North Carolina GO	4.000%	5/1/11	19,385	19,733
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	0.280%	11/5/10	29,085	29,085
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.280%	11/5/10	67,715	67,715
North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.270%	11/5/10 LOC	8,315	8,315
North Carolina Medical Care Comm. Health Care Fac. (Lenoir Memorial Hosp. Project) VRDO	0.300%	11/5/10 LOC	13,855	13,855
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.350%	11/5/10 LOC	11,260	11,260
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Univ. Health Systems of Eastern Carolina) VRDO	0.260%	11/5/10 LOC	26,210	26,210
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.270%	11/5/10 LOC	18,700	18,700
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health) VRDO	0.280%	11/5/10 LOC	15,445	15,445
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.280%	11/5/10 LOC	38,050	38,050
North Carolina Medical Care Comm. Health Care Fac. Rev. (Wake Forest Univ.) VRDO	0.350%	11/5/10 LOC	5,000	5,000
North Carolina Medical Care Comm. Health Care Fac. Rev. (WakeMed) VRDO	0.270%	11/5/10 LOC	14,295	14,295
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.270%	11/5/10	36,960	36,960
1 North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) TOB VRDO	0.280%	11/5/10	5,000	5,000
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.290%	11/5/10 LOC	9,680	9,680
1 North Carolina State Capital Improvement TOB VRDO	0.270%	11/5/10	10,800	10,800
North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.320%	11/5/10 LOC	42,400	42,400
North Carolina State Educ. Assistance Rev. Student Loan VRDO	0.340%	11/5/10 LOC	24,200	24,200
Raleigh Durham NC Airport Auth. Rev. VRDO	0.280%	11/5/10 LOC	12,750	12,750
1 Sampson County NC TOB VRDO	0.290%	11/5/10 LOC	5,000	5,000
Union County NC GO VRDO	0.290%	11/5/10	3,600	3,600
Union County NC GO VRDO	0.290%	11/5/10	6,095	6,095
Univ. of North Carolina Chapel Hill Foundation VRDO	0.270%	11/5/10	15,855	15,855
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.280%	11/5/10	6,710	6,710
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.280%	11/5/10	4,965	4,965
1 Univ. of North Carolina Univ. Rev. TOB VRDO	0.300%	11/5/10	6,900	6,900
Wake County NC Public Improvement GO VRDO	0.250%	11/5/10	21,000	21,000
1 Wake County NC TOB VRDO	0.280%	11/5/10	6,755	6,755
Winston-Salem NC Water & Sewer System Rev. VRDO	0.280%	11/5/10	6,000	6,000
Winston-Salem NC Water & Sewer System Rev. VRDO	0.280%	11/5/10	22,500	22,500
				825,540
North Dakota (0.2%)
North Dakota State Housing Fin. Agency Rev. VRDO	0.250%	11/5/10	21,850	21,850
North Dakota State Housing Fin. Agency Rev. VRDO	0.290%	11/5/10	9,800	9,800
				31,650
Ohio (2.6%)
Akron OH BAN	1.250%	12/9/10	7,000	7,005
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.280%	11/5/10 LOC	8,000	8,000
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.290%	11/5/10 LOC	8,100	8,100
Cleveland OH Water Rev. BAN	2.000%	7/28/11	21,000	21,193
Cleveland-Cuyahoga County OH Port Auth. Rev. (Carnegie/89th Garage) VRDO	0.250%	11/5/10 LOC	10,485	10,485
Columbus OH Regional Airport Auth. Airport Refunding Rev.
(Oasbo Expanded Asset Program) VRDO	0.290%	11/5/10 LOC	10,000	10,000
Columbus OH Regional Airport Auth. Airport Refunding Rev.
(Oasbo Expanded Asset Program) VRDO	0.290%	11/5/10 LOC	45,600	45,600
Delaware County OH Port Auth. Econ. Dev. Rev. (Columbus Zoological Park) VRDO	0.280%	11/5/10 LOC	4,300	4,300
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.250%	11/5/10 LOC	7,025	7,025
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.270%	11/5/10	34,500	34,500
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	0.250%	11/5/10 LOC	13,030	13,030
Hocking Technical College Dist. OH (Residence Hall Fac. Project) VRDO	0.250%	11/5/10 LOC	10,400	10,400
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.280%	11/5/10	56,915	56,915
1 Lorain County OH Hosp. Rev. (Catholic Healthcare Partners) TOB VRDO	0.270%	11/5/10 (4)	15,010	15,010
Miamisburg OH City School Dist. BAN	1.500%	7/20/11	13,500	13,577
1 Ohio Collateralized Air Quality Dev. Rev. (Dayton Power and Light Company Project) TOB VRDO	0.340%	11/5/10 (13)	5,320	5,320
Ohio Common Schools GO VRDO	0.240%	11/5/10	28,630	28,630
Ohio GO VRDO	0.240%	11/5/10	31,195	31,195
Ohio GO VRDO	0.240%	11/5/10	13,350	13,350
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.350%	12/7/10	13,000	13,000
Ohio Infrastructure Improvement GO VRDO	0.240%	11/5/10	9,750	9,750
1 Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.300%	11/1/10	3,600	3,600
Ohio State Univ. General Receipts Rev. VRDO	0.240%	11/5/10	15,995	15,995

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio State Water Dev. Auth. Pollution Control Loan Fund BAN	5.000%	11/1/10	10,000	10,000
Ohio Water Dev. Auth. PCR (FirstEnergy Generation Corp. Project) VRDO	0.300%	11/1/10 LOC	5,000	5,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.310%	11/5/10 LOC	6,900	6,900
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.330%	11/5/10 LOC	10,000	10,000
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.250%	11/5/10	8,390	8,390
Oregon OH BAN	2.000%	9/7/11	3,500	3,537
Princeton OH City School Dist. BAN	2.000%	11/24/10	9,000	9,009
Toledo Lucas County OH Port Auth. Airport Rev (Flight Safety) VRDO	0.300%	11/5/10 (13)	10,300	10,300
Univ. of Cincinnati OH General Receipts BAN	1.250%	12/16/10	3,500	3,503
Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/11	15,900	15,944
Univ. of Cincinnati OH General Receipts BAN	1.500%	7/21/11	2,500	2,516
Univ. of Toledo OH General Receipts VRDO	0.310%	11/1/10 LOC	4,100	4,100
				475,179
Oklahoma (0.3%)
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.280%	11/1/10 (12)	7,985	7,985
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.270%	11/5/10 (12)	8,750	8,750
1 Oklahoma Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	0.340%	11/5/10	5,845	5,845
1 Oklahoma Student Loan Auth. TOB VRDO	0.270%	11/5/10	12,500	12,500
Oklahoma Student Loan Auth. VRDO	0.290%	11/5/10 LOC	9,300	9,300
Oklahoma Turnpike Auth. Rev. VRDO	0.260%	11/5/10	12,650	12,650
				57,030
Oregon (1.4%)
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.300%	11/4/10	10,000	10,000
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.320%	1/20/11	21,525	21,525
Clackamas County OR Hosp. Fac. (Providence Health System) CP	0.340%	2/3/11	8,000	8,000
Oregon Health Sciences Univ. Rev. VRDO	0.270%	11/5/10 LOC	16,900	16,900
1 Oregon Housing & Community Service Dept. Single Family Mortgage Rev. TOB VRDO	0.380%	11/5/10	8,665	8,665
Oregon Housing & Community Service Dept. Single Family Mortgage Rev. VRDO	0.280%	11/5/10	15,000	15,000
1 Oregon State Department Administrative Service TOB VRDO	0.270%	11/5/10 LOC	15,470	15,470
Oregon State Fac. Auth. Rev. (Reed College Projects) VRDO	0.320%	11/5/10	45,085	45,085
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.250%	11/5/10	6,190	6,190
Oregon TAN	2.000%	6/30/11	100,000	101,059
Salem OR Hosp. Rev. (Salem Hosp. Project) VRDO	0.270%	11/5/10 LOC	20,000	20,000
				267,894
Pennsylvania (0.7%)
1 Allegheny County PA Hosp. Dev. Auth. (Univ. Pittsburgh Medical Center) TOB VRDO	0.280%	11/5/10	4,000	4,000
Berks County PA Muni Auth. Rev. (Reading Hosp. & Medical Center) PUT	0.480%	1/13/11	10,650	10,650
Emmaus PA General Auth. Rev. VRDO	0.280%	11/5/10 LOC	700	700
Lackawanna County PA IDA Rev. (Scranton Prep School Proj.) VRDO	0.270%	11/5/10 LOC	12,045	12,045
Lancaster County PA Convention Center Auth. Rev. VRDO	0.270%	11/5/10 LOC	10,960	10,960
Lehigh County PA General Purpose Hosp. Auth. Rev. (Good Shephard Group) VRDO	0.270%	11/5/10 LOC	10,625	10,625
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.290%	11/5/10	4,000	4,000
1 Nuveen Pennsylvania Premium Income Municipal Fund 2 VRDP VRDO	0.530%	11/5/10 LOC	22,000	22,000
1 Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	0.340%	11/5/10	16,040	16,040
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ.
Funding Obligation RAN	1.500%	4/6/11	30,000	30,125
Washington County PA Auth. Rev. (Girard Estate Project) VRDO	0.280%	11/5/10 LOC	14,740	14,740
				135,885
Rhode Island (0.6%)
1 Narragansett RI Commission WasteWater System Rev. TOB VRDO	0.270%	11/5/10 LOC	11,895	11,895
Rhode Island & Providence Plantations TAN	2.000%	6/30/11	65,000	65,641
1 Rhode Island Housing & Mortgage Finance Corp. Rev. TOB VRDO	0.370%	11/5/10	5,000	5,000
Rhode Island Housing & Mortgage Finance Corp. Rev. VRDO	0.310%	11/5/10	25,000	25,000
Rhode Island Student Loan Auth. Student Loan Rev. VRDO	0.270%	11/5/10 LOC	7,000	7,000
				114,536
South Carolina (0.8%)
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.270%	11/5/10	7,150	7,150
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.300%	11/5/10	24,190	24,190
Greenville County SC Hosp. System Rev. VRDO	0.270%	11/5/10 LOC	30,265	30,265
1 Greenville County SC School Dist. Rev. TOB VRDO	0.280%	11/5/10	13,865	13,865
South Carolina GO	4.000%	4/1/11	2,760	2,800
South Carolina GO	5.000%	4/1/11	5,500	5,606
1 South Carolina Housing Rev. TOB VRDO	0.280%	11/5/10	6,545	6,545
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Sisters of Charity Providence Hosp.) VRDO	0.270%	11/5/10 LOC	5,140	5,140
South Carolina Jobs Econ. Dev. Auth. Hosp. Rev. (AnMed Health Project) VRDO	0.260%	11/5/10 LOC	11,000	11,000
South Carolina Jobs Econ. Dev. Auth. Rev. (Electric & Gas) VRDO	0.370%	11/5/10 LOC	7,000	7,000
1 South Carolina Public Service Auth. Rev. TOB VRDO	0.290%	11/5/10	5,200	5,200
1 South Carolina Public Service Auth. Rev. TOB VRDO	0.330%	11/5/10	5,520	5,520

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 South Carolina State Public Service Auth. Rev. TOB VRDO	0.270%	11/5/10 LOC	5,930	5,930
Univ. of South Carolina School of Medicine Educ. Trust Healthcare Fac. Rev. VRDO	0.270%	11/5/10 LOC	6,075	6,075
1 York County SC School Dist. (Rock Hill) TOB VRDO	0.330%	11/5/10 (4)	12,440	12,440
				148,726
South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev. (Avera Health) VRDO	0.270%	11/5/10 LOC	38,700	38,700
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.280%	11/5/10 LOC	8,780	8,780
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) VRDO	0.280%	11/5/10 LOC	15,000	15,000
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	0.250%	11/5/10	4,800	4,800
South Dakota Housing Dev. Auth. Homeownership Mortgage Rev. VRDO	0.280%	11/5/10	4,500	4,500
				71,780
Tennessee (3.4%)
Blount County & Aloca & Maryville TN Ind. Dev. Board VRDO	0.300%	11/5/10 LOC	5,000	5,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	11/5/10	21,400	21,400
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	11/5/10 LOC	10,975	10,975
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	11/5/10 LOC	5,650	5,650
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	11/5/10 LOC	4,000	4,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	11/5/10 LOC	25,335	25,335
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	11/5/10 LOC	14,860	14,860
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	0.300%	11/5/10 LOC	17,595	17,595
Jackson TN Energy Auth. Water System Rev. VRDO	0.280%	11/5/10 LOC	8,340	8,340
Jackson TN Energy Auth. Water System Rev. VRDO	0.300%	11/5/10 LOC	9,000	9,000
Johnson City TN Health & Educ. Fac. Board Hosp. Rev. (STS Health Alliance) VRDO	0.290%	11/5/10 LOC	4,415	4,415
1 Knoxville TN Waste Water System Rev. TOB VRDO	0.330%	11/5/10	16,385	16,385
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Belmont Univ.) VRDO	0.280%	11/5/10 LOC	12,700	12,700
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Lipscomb Univ.) VRDO	0.280%	11/5/10 LOC	14,700	14,700
1 Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) TOB VRDO	0.280%	11/5/10	10,055	10,055
Metro. Govt. of Nashville & Davidson County TN Water & Sewer CP	0.320%	12/8/10	7,500	7,500
Metro. Govt. of Nashville & Davidson County TN Water & Sewer CP	0.320%	12/8/10	7,500	7,500
Metro. Govt. of Nashville & Davidson County TN Water & Sewer CP	0.300%	1/13/11	7,500	7,500
1 Rutherford County TN Health & Educational Fac. Board Rev. (Ascension Health) TOB VRDO	0.290%	11/5/10	9,375	9,375
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	11/5/10	24,800	24,800
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.300%	11/5/10 LOC	4,900	4,900
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	0.380%	11/5/10 LOC	13,100	13,100
Shelby County TN GO VRDO	0.270%	11/5/10	44,750	44,750
Shelby County TN GO VRDO	0.280%	11/5/10	8,500	8,500
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.260%	11/5/10 (12)	75,000	75,000
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.280%	11/5/10 (12)	120,000	120,000
Tennessee GO CP	0.290%	12/8/10	48,685	48,685
Tennessee GO CP	0.320%	1/13/11	18,000	18,000
1 Tennessee Housing Dev. Agency Rev. (Homeownership Program) TOB VRDO	0.330%	11/5/10	7,795	7,795
Tennessee Local Dev. Auth. BAN	2.000%	6/24/11	28,060	28,340
1 Tennessee State School Bond Auth. TOB VRDO	0.280%	11/5/10	12,980	12,980
				619,135
Texas (13.8%)
Arlington TX Independent School Dist. GO	2.000%	2/15/11	7,820	7,858
1 Austin TX Independent School Dist. TOB VRDO	0.280%	11/5/10	4,500	4,500
1 Austin TX Rev. TOB VRDO	0.270%	11/5/10 (13)	18,245	18,245
1 Austin TX Rev. TOB VRDO	0.270%	11/5/10 (13)	10,000	10,000
Austin TX Water & Wastewater System Rev.	5.125%	5/15/11 (Prere.)	10,100	10,356
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.290%	11/5/10 (13)	5,635	5,635
1 Austin TX Water & Wastewater System Rev. TOB VRDO	0.270%	11/29/10 LOC	16,825	16,825
1 Beaumont TX Independent School Dist. School Building TOB VRDO	0.290%	11/5/10	3,350	3,350
1 Bexar County TX Combined Flood Control GO TOB VRDO	0.270%	11/5/10	28,515	28,515
Board of Regents of the Texas A&M Univ. System Rev. Financing CP	0.300%	2/10/11	5,650	5,650
1 Board of Regents of the Univ. of Texas System Rev. (Financing System) TOB VRDO	0.300%	11/5/10	6,600	6,600
1 Board of Regents of the Univ. of Texas System Rev. (Financing System) TOB VRDO	0.270%	11/5/10	5,100	5,100
1 Comal TX Independent School Dist. TOB VRDO	0.270%	11/5/10 LOC	10,335	10,335
1 Conroe TX Independent School Dist. TOB VRDO	0.280%	11/5/10	2,760	2,760
1 Dallas TX Area Rapid Transit TOB VRDO	0.270%	11/5/10 LOC	19,595	19,595
1 Dallas TX Independent School Dist. GO TOB VRDO	0.270%	11/5/10	14,720	14,720
1 Dallas-Fort Worth TX International Airport Rev. TOB VRDO	0.350%	11/5/10 (4)	7,500	7,500
1 Denton TX Independent School Dist. TOB VRDO	0.280%	11/5/10	3,695	3,695
1 Denton TX Independent School Dist. TOB VRDO	0.280%	11/5/10	6,945	6,945
1 Denton TX Independent School Dist. TOB VRDO	0.290%	11/5/10	10,570	10,570
Denton TX Independent School Dist. VRDO	0.280%	11/5/10	18,305	18,305
1 Edinburg TX Consolidated Independant School Dist. COP TOB VRDO	0.270%	11/5/10	12,025	12,025
1 Fort Bend TX Independent School Dist. GO TOB VRDO	0.270%	11/5/10	5,000	5,000

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Fort Worth TX Water & Sewer Rev. TOB VRDO	0.290%	11/5/10	37,645	37,645
1 Frisco TX GO TOB VRDO	0.290%	11/5/10 (4)	5,310	5,310
1 Galveston County TX GO TOB VRDO	0.270%	11/5/10	9,255	9,255
1 Grand Prairie TX Independent School Dist. TOB VRDO	0.290%	11/5/10	7,175	7,175
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) CP	0.450%	1/11/11	27,500	27,500
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.) CP	0.380%	3/22/11	20,000	20,000
1 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (TECO Project) TOB VRDO	0.270%	11/5/10	8,755	8,755
1 Harris County TX Flood Control Dist. TOB VRDO	0.280%	11/5/10 (4)	4,500	4,500
Harris County TX GO CP	0.310%	11/8/10	43,053	43,053
Harris County TX GO CP	0.310%	11/15/10	97,740	97,740
Harris County TX GO CP	0.300%	11/18/10	11,085	11,085
Harris County TX GO CP	0.310%	11/18/10	13,350	13,350
1 Harris County TX GO TOB VRDO	0.270%	11/5/10 (4)	15,930	15,930
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor College Medicine) VRDO	0.290%	11/5/10 LOC	2,500	2,500
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.300%	11/5/10	25,000	25,000
1 Harris County TX Health Fac. Dev. Corp. Rev. TOB VRDO	0.280%	11/1/10 (ETM)	8,000	8,000
Harris County TX Hosp. Dist. Rev. VRDO	0.280%	11/5/10 LOC	10,000	10,000
Harris County TX Individual Dev. Corp. Rev. VRDO	0.250%	11/5/10 LOC	8,000	8,000
Harris County TX Metro. Transit Auth. Rev. CP	0.320%	11/10/10	13,250	13,250
Harris County TX TAN	1.500%	2/28/11	50,000	50,189
Harris County TX TAN	2.000%	2/28/11	100,000	100,540
1 Harris County TX Toll Road Rev. TOB VRDO	0.290%	11/5/10 (13)	5,200	5,200
1 Houston TX Airport System Rev. TOB VRDO	0.280%	11/5/10	12,000	12,000
Houston TX Combined Util. System CP	0.320%	11/4/10 LOC	12,000	12,000
Houston TX Combined Util. System CP	0.310%	11/10/10 LOC	15,360	15,360
Houston TX Combined Util. System CP	0.300%	12/15/10 LOC	8,000	8,000
Houston TX Combined Util. System CP	0.320%	1/6/11 LOC	10,000	10,000
1 Houston TX Community College TOB VRDO	0.290%	11/5/10 (4)	4,115	4,115
Houston TX CP	0.310%	11/29/10	10,000	10,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	0.320%	11/8/10	2,750	2,750
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	0.340%	12/3/10	10,000	10,000
1 Houston TX Higher Educ. Finance Corp. (Rice Univ.) TOB VRDO	0.280%	11/5/10	6,665	6,665
1 Houston TX Higher Educ. Finance Corp. (Rice Univ.) TOB VRDO	0.290%	11/5/10	4,000	4,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.250%	11/5/10	10,000	10,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.300%	11/5/10	23,750	23,750
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.270%	11/5/10	22,155	22,155
1 Houston TX Higher Educ. Finance Corp. Rev. TOB VRDO	0.280%	11/5/10	8,515	8,515
1 Houston TX Independent School Dist. GO TOB VRDO	0.270%	11/5/10 LOC	17,050	17,050
Houston TX TRAN	2.000%	6/30/11	50,000	50,523
1 Houston TX Util. System Rev. TOB VRDO	0.270%	11/5/10 LOC	15,395	15,395
1 Houston TX Util. System Rev. TOB VRDO	0.270%	11/5/10 LOC	9,000	9,000
1 Houston TX Util. System Rev. TOB VRDO	0.280%	11/5/10 LOC	45,000	45,000
1 Katy TX Independent School Dist. GO TOB VRDO	0.280%	11/5/10	5,730	5,730
1 Leander TX Independent School Dist. GO TOB VRDO	0.270%	11/5/10	15,380	15,380
1 Lone Star College System Texas TOB VRDO	0.280%	11/5/10	15,460	15,460
Lubbock TX Independent School Dist. VRDO	0.270%	11/5/10	14,800	14,800
Mansfield TX Independent School Dist.	5.250%	2/15/11 (Prere.)	1,715	1,739
1 Mansfield TX Independent School Dist. TOB VRDO	0.280%	11/5/10	7,960	7,960
McAllen TX GO	2.000%	2/15/11	2,170	2,179
1 McKinney TX Independent School Dist. GO TOB VRDO	0.270%	11/5/10 LOC	10,240	10,240
Mesquite TX Independent School Dist. GO PUT	0.320%	12/14/10	25,255	25,255
North Central TX Health Fac. Dev. Corp. Hosp. Rev. (Baylor Health Care System Project) VRDO	0.260%	11/5/10 (4)	8,875	8,875
1 North East TX Independent School Dist. GO TOB VRDO	0.270%	11/5/10 LOC	5,725	5,725
1 North East TX Independent School Dist. GO TOB VRDO	0.270%	11/5/10 LOC	5,000	5,000
1 North East TX Independent School Dist. GO TOB VRDO	0.280%	11/5/10	2,355	2,355
1 North East TX Independent School Dist. GO TOB VRDO	0.290%	11/5/10	26,805	26,805
1 North Texas Health Fac. Dev. Corp. (United Regional Health Care System) TOB VRDO	0.270%	11/5/10 LOC	13,230	13,230
North Texas Higher Educ. Auth. Student Loan VRDO	0.280%	11/5/10 LOC	31,840	31,840
North Texas Muni. Water Dist. Texas Water System Rev.	2.000%	9/1/11	2,460	2,488
1 North Texas Tollway Auth. TOB VRDO	0.310%	11/5/10 (13)	22,360	22,360
1 North Texas Tollway Auth. Capital Appreciation System TOB VRDO	0.290%	11/5/10 LOC	13,590	13,590
1 Northside TX Independent School Dist. GO TOB VRDO	0.270%	11/5/10	17,315	17,315
1 Northside TX Independent School Dist. GO TOB VRDO	0.280%	11/5/10	14,475	14,475
Northwest Texas Independent School Dist. GO VRDO	0.250%	11/5/10	8,170	8,170
Pasadena TX Independent School Dist. VRDO	0.270%	11/5/10	17,900	17,900
Pasadena TX Independent School Dist. VRDO	0.310%	11/5/10 (4)	40,975	40,975
1 Pearland TX GO TOB VRDO	0.270%	11/5/10 LOC	10,190	10,190
1 Pearland TX Independent School Dist. TOB VRDO	0.300%	11/5/10	9,000	9,000
1 Plano TX Independent School Dist. TOB VRDO	0.270%	11/5/10	14,055	14,055

25

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.270%	11/5/10	10,680	10,680
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	11/5/10	6,165	6,165
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	11/5/10	9,265	9,265
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	11/5/10	3,200	3,200
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	11/5/10	7,665	7,665
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	11/5/10	5,000	5,000
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	11/5/10	5,090	5,090
San Antonio TX Electric & Gas Rev. VRDO	0.290%	11/5/10	46,900	46,900
San Antonio TX GO	3.000%	2/1/11	8,490	8,547
San Antonio TX Hotel Occupancy Tax Rev. VRDO	0.270%	11/5/10 LOC	6,750	6,750
1 San Antonio TX Water Rev. TOB VRDO	0.270%	11/5/10 LOC	11,155	11,155
1 San Antonio TX Water Rev. TOB VRDO	0.280%	11/5/10 (4)	10,000	10,000
1 Sheldon TX Independent School Dist. TOB VRDO	0.310%	11/5/10	5,190	5,190
Southlake TX GO	3.000%	2/15/11	4,590	4,623
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.) VRDO	0.270%	11/5/10	19,000	19,000
1 Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) TOB VRDO	0.300%	11/5/10	10,410	10,410
Tarrant County TX Health Fac. Dev. Corp. Hosp. Rev. (Cook Children’s Medical Center) VRDO	0.250%	11/5/10	42,000	42,000
1 Texas A & M Univ. System Rev. TOB VRDO	0.280%	11/5/10	4,965	4,965
1 Texas Dept. of Housing & Community Affairs Single Family Rev. TOB VRDO	0.330%	11/5/10	6,150	6,150
1 Texas Dept. of Housing & Community Affairs Single Family Rev. TOB VRDO	0.340%	11/5/10 (7)	4,985	4,985
Texas Dept. of Housing & Community Affairs Single Family Rev. VRDO	0.280%	11/5/10	32,515	32,515
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.280%	11/5/10	36,000	36,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.280%	11/5/10	28,000	28,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.280%	11/5/10	15,000	15,000
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.330%	11/5/10	35,000	35,000
1 Texas GO TOB VRDO	0.280%	11/5/10	7,560	7,560
1 Texas GO TOB VRDO	0.280%	11/5/10	17,370	17,370
1 Texas GO TOB VRDO	0.280%	11/5/10	13,900	13,900
1 Texas GO TOB VRDO	0.280%	11/5/10	7,500	7,500
1 Texas GO TOB VRDO	0.280%	11/5/10	21,560	21,560
1 Texas GO TOB VRDO	0.290%	11/5/10	4,195	4,195
1 Texas GO TOB VRDO	0.340%	11/5/10	17,795	17,795
Texas GO TRAN	2.000%	8/31/11	340,000	344,591
Texas GO Veterans Housing Assistance Program VRDO	0.270%	11/5/10	20,000	20,000
Texas Public Finance Auth. CP	0.320%	2/15/11	17,000	17,000
Texas Public Finance Auth. Rev. CP	0.300%	11/18/10	10,000	10,000
Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.280%	11/5/10 LOC	34,950	34,950
1 Texas State Transp. Comm. TOB VRDO	0.270%	11/5/10	20,725	20,725
1 Texas State Transp. Comm. TOB VRDO	0.300%	11/5/10	14,005	14,005
1 Texas State Univ. Student Loan GO TOB VRDO	0.340%	11/5/10	20,065	20,065
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.270%	11/5/10	21,925	21,925
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.280%	11/5/10	11,700	11,700
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.280%	11/5/10	11,050	11,050
1 Texas Transp. Comm. Mobility Fund TOB VRDO	0.280%	11/5/10	7,000	7,000
1 Texas Transp. Comm. Mobility Fund TOB VRDO	0.280%	11/5/10	4,000	4,000
Texas Transp. Comm. Mobility Fund VRDO	0.280%	11/5/10	25,130	25,130
1 Texas Transp. Comm. Rev. TOB VRDO	0.280%	11/5/10	7,500	7,500
1 Travis County TX GO TOB VRDO	0.280%	11/5/10	11,050	11,050
1 Travis County TX GO TOB VRDO	0.290%	11/5/10	8,820	8,820
Trinity River Auth. TX Solid Waste Disposal Rev. VRDO	0.340%	11/5/10 LOC	5,430	5,430
1 Univ. of Houston TX Rev. TOB VRDO	0.270%	11/5/10	7,600	7,600
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.270%	11/5/10	6,560	6,560
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.280%	11/5/10	3,555	3,555
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.280%	11/5/10	5,970	5,970
1 Univ. of Texas Rev. TOB VRDO	0.270%	11/5/10	33,215	33,215
1 Waco TX Educ. Finance Corp. (Baylor Univ.) TOB VRDO	0.270%	11/5/10	9,855	9,855
				2,543,261
Utah (1.0%)
Emery County UT PCR (Pacificorp) VRDO	0.270%	11/5/10 LOC	10,000	10,000
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.270%	11/1/10	9,850	9,850
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.270%	11/1/10	6,600	6,600
Salt Lake Valley Fire Service Area Utah TRAN	1.000%	12/31/10	9,100	9,109
1 South Valley Sewer Dist. Utah Sewer Rev. TOB VRDO	0.270%	11/5/10 (13)	6,160	6,160
1 Utah Housing Corp. Single Family Mortgage Rev. TOB VRDO	0.770%	11/5/10	1,910	1,910
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	12,250	12,250
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	13,985	13,985
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.310%	11/5/10	16,450	16,450
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	14,715	14,715

26

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah Housing Corp. Single Family Mortgage Rev. VRDO	0.310%	11/5/10 LOC	9,565	9,565
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.310%	11/5/10 LOC	4,500	4,500
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.310%	11/5/10	6,000	6,000
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	0.310%	11/5/10 LOC	5,605	5,605
Utah State Board of Regents Student Loan Rev. VRDO	0.310%	11/5/10 LOC	6,000	6,000
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.270%	11/5/10 (4)	28,835	28,835
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.270%	11/5/10	11,425	11,425
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.280%	11/5/10 (4)	10,690	10,690
1 Utah Transit Auth. Sales Tax Rev. TOB VRDO	0.280%	11/5/10	5,000	5,000
				188,649
Vermont (0.2%)
Vermont Educ. & Health Building Finance Agency Rev. (Middlebury College) PUT	0.500%	11/1/10	4,350	4,350
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) PUT	0.500%	11/1/10	5,300	5,300
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) PUT	0.480%	5/2/11	5,280	5,280
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.290%	11/5/10	14,000	14,000
1 Vermont Housing Finance Agency Single Family TOB VRDO	0.340%	11/5/10 (4)	3,815	3,815
				32,745
Virginia (2.0%)
Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.290%	11/5/10 LOC	6,000	6,000
Alexandria VA IDA Rev. (Institute for Defense Analyses Project) VRDO	0.270%	11/5/10 LOC	1,980	1,980
Capital Region Airport Comm. VA Passenger Fac. Charge Rev. VRDO	0.340%	11/5/10 LOC	15,825	15,825
Charlottesville VA IDA Fac. (Univ. Virginia Foundation Projects) VRDO	0.270%	11/5/10 LOC	1,515	1,515
Clarke County VA IDA Hosp. Fac. Rev. (Winchester Medical Center Inc.) VRDO	0.290%	11/5/10 (4)	32,225	32,225
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project) VRDO	0.240%	11/5/10	19,300	19,300
Fairfax County VA IDA Rev. (Fairfax Hosp. System, Inc.) VRDO	0.290%	11/5/10	6,235	6,235
1 Fairfax County VA IDA Rev. TOB VRDO	0.280%	11/5/10	5,000	5,000
1 Hampton VA Roads Sanitation Dist. Wastewater Rev. TOB VRDO	0.270%	11/5/10	19,205	19,205
Hanover County VA Econ. Dev. Auth. Rev. (Bon Secours Health) VRDO	0.260%	11/5/10 LOC	8,800	8,800
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	0.250%	11/5/10	23,000	23,000
Newport News VA TOB VRDO	0.300%	11/5/10	10,760	10,760
Norfolk VA Econ. Dev. Auth. Hosp. Fac. Rev. (Sentara Healthcare) PUT	0.480%	5/13/11	31,000	31,000
Norfolk VA GO VRDO	0.260%	11/5/10	13,230	13,230
Peninsula Ports Auth. Virginia Health System Rev. (Riverside Health System Project) VRDO	0.300%	11/5/10	31,280	31,280
1 Richmond VA Public Util. Rev. TOB VRDO	0.280%	11/5/10 (4)	4,875	4,875
Russell County VA IDA Hosp. Rev. (STS Health Alliance) VRDO	0.280%	11/5/10 LOC	10,780	10,780
Stafford County VA Ind. Dev. Auth. Rev. (VML/VACo Commonwealth Loan Program) VRDO	0.280%	11/5/10 LOC	5,865	5,865
1 Univ. of Virginia TOB VRDO	0.270%	11/5/10	7,530	7,530
1 Univ. of Virginia TOB VRDO	0.280%	11/5/10	12,000	12,000
1 Univ. of Virginia TOB VRDO	0.280%	11/5/10	3,300	3,300
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	3.000%	2/1/11	7,025	7,072
Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.350%	2/1/11	8,200	8,200
Virginia College Building Auth. Educ. Fac. Rev. (Univ. Richmond Project) PUT	0.400%	3/1/11	15,000	15,000
1 Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program TOB VRDO	0.270%	11/5/10	12,320	12,320
Virginia Commonwealth Transp. Board Federal Highway Rev.	2.500%	5/15/11	13,360	13,511
1 Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.330%	11/5/10	6,600	6,600
1 Virginia Housing Dev. Auth. Rev. Commonwealth Mortgage TOB VRDO	0.340%	11/5/10	2,700	2,700
1 Virginia Housing Dev. Auth. Rev. TOB VRDO	0.340%	11/5/10	13,735	13,735
1 Virginia Public School Auth. TOB VRDO	0.270%	11/5/10	9,215	9,215
1 Virginia Resources Auth. Clean Water Rev. TOB VRDO	0.270%	11/5/10	5,000	5,000
Virginia Small Business Finance Auth. Healthcare Fac. Rev. (Bon Secours Health) VRDO	0.280%	11/5/10 LOC	9,000	9,000
				372,058
Washington (3.4%)
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.270%	11/5/10	6,200	6,200
1 Chelan County WA Public Util. Dist. Rev. (Chelan Hydro) TOB VRDO	0.430%	11/5/10	9,970	9,970
Chelan County WA Public Util. Dist. Rev. (Conservation Rev.) PUT VRDO	0.280%	11/5/10	45,545	45,545
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	0.350%	11/5/10	6,400	6,400
1 Grant County WA Public Util. Dist. (Wanapum Hydroelectric Dev. Rev.) TOB VRDO	0.300%	11/1/10 LOC	5,345	5,345
1 King County WA Sewer Rev. TOB VRDO	0.270%	11/5/10	14,920	14,920
1 King County WA Sewer Rev. TOB VRDO	0.270%	11/5/10 LOC	7,605	7,605
1 King County WA Sewer Rev. TOB VRDO	0.280%	11/5/10	5,650	5,650
1 Port of Seattle WA Rev. TOB VRDO	0.340%	11/5/10 (4)	25,830	25,830
1 Port of Seattle WA Rev. TOB VRDO	0.340%	11/5/10 (4)	13,940	13,940
1 Port of Seattle WA Rev. TOB VRDO	0.430%	11/5/10	7,390	7,390
Port of Seattle WA Rev. VRDO	0.310%	11/5/10 LOC	70,630	70,630
1 Seattle WA Drain & Wastewater Rev. TOB VRDO	0.270%	11/5/10	9,815	9,815
1 Seattle WA Drain & Wastewater Rev. TOB VRDO	0.280%	11/5/10 (4)	11,200	11,200
1 Seattle WA Water System Rev. TOB VRDO	0.270%	11/5/10 LOC	12,785	12,785
Tacoma WA Housing Auth. Rev. (Sunset Apartment Projects) VRDO	0.320%	11/5/10 LOC	12,250	12,250

27

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Tes Proporties WA TOB VRDO	0.280%	11/5/10	10,120	10,120
1 Univ. of Washington Rev. TOB VRDO	0.270%	11/5/10 LOC	38,315	38,315
Washington Econ. Dev. Finance Auth. Econ. Dev. Rev. (Puget Sound Blood Center) VRDO	0.270%	11/5/10 LOC	10,115	10,115
1 Washington GO TOB VRDO	0.270%	11/5/10 LOC	11,085	11,085
1 Washington GO TOB VRDO	0.270%	11/5/10 LOC	8,655	8,655
1 Washington GO TOB VRDO	0.280%	11/5/10 (4)	6,740	6,740
1 Washington GO TOB VRDO	0.280%	11/5/10	12,120	12,120
1 Washington GO TOB VRDO	0.280%	11/5/10 (4)	7,995	7,995
1 Washington GO TOB VRDO	0.280%	11/5/10	8,325	8,325
1 Washington GO TOB VRDO	0.280%	11/5/10	10,000	10,000
1 Washington GO TOB VRDO	0.280%	11/5/10	5,250	5,250
1 Washington GO TOB VRDO	0.300%	11/5/10	9,285	9,285
1 Washington Health Care Fac. Auth. (Catholic Health Initiatives) TOB VRDO	0.280%	11/5/10	7,505	7,505
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.270%	11/5/10 LOC	8,500	8,500
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.270%	11/5/10 (4)	34,845	34,845
1 Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.280%	11/5/10 (4)	12,475	12,475
1 Washington Health Care Fac. Auth. (Providence Health) TOB VRDO	0.280%	11/5/10 (4)	8,610	8,610
1 Washington Health Care Fac. Auth. (Swedish Health Services) VRDO	0.310%	11/5/10 LOC	18,470	18,470
Washington Housing Finance Comm. Multi Family Housing Rev. (Deer Run West Apts) VRDO	0.310%	11/5/10 LOC	5,200	5,200
Washington Housing Finance Comm. Multi Family Housing Rev. (New Haven Apartments) VRDO	0.260%	11/5/10 LOC	4,000	4,000
Washington Housing Finance Comm. Multi Family Housing Rev. (Vintage Silverdale) VRDO	0.300%	11/5/10 LOC	11,880	11,880
Washington Housing Finance Comm. Multi Family Housing Rev. VRDO	0.310%	11/5/10 LOC	4,115	4,115
Washington Housing Finance Comm. Non-profit Rev. (YMCA Pierce Kitsap) VRDO	0.270%	11/5/10 LOC	10,530	10,530
Washington Housing Finance Comm. VRDO	0.270%	11/5/10 LOC	7,900	7,900
1 Washington St. Health Care Fac. Auth. Rev. (Peace Health) TOB VRDO	0.270%	11/5/10	19,995	19,995
1 Washington State GO TOB VRDO	0.270%	11/5/10	10,585	10,585
1 Washington State GO TOB VRDO	0.270%	11/5/10	15,295	15,295
1 Washington State GO TOB VRDO	0.300%	11/5/10 LOC	17,395	17,395
1 Washington State Health Care Fac. Auth. Rev. (Seattle Childrens Hosp.) TOB VRDO	0.280%	11/5/10	9,995	9,995
1 Washington State Health & Educ. Fac. Auth. TOB VRDO	0.270%	11/5/10	10,800	10,800
				621,575
West Virginia (0.6%)
Brooke County WV Community Dev. Rev. (Bethany College Project) VRDO	0.270%	11/5/10 LOC	4,050	4,050
West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.240%	11/5/10 LOC	24,670	24,670
West Virginia Econ. Dev. Auth. PCR (Ohio Power) VRDO	0.270%	11/5/10 LOC	6,050	6,050
West Virginia Hosp. Finance Auth. Rev. (Cabell Hosp.) VRDO	0.300%	11/5/10 LOC	10,000	10,000
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center) VRDO	0.270%	11/5/10 LOC	50,660	50,660
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.300%	11/5/10 LOC	8,115	8,115
1 West Virginia Housing Dev. Rev. TOB VRDO	0.330%	11/5/10	4,215	4,215
				107,760
Wisconsin (2.7%)
Milwaukee WI GO	2.500%	2/1/11	23,995	24,126
Milwaukee WI Redev. Auth. Redev. Lease Rev. (Univ. Wisconsin Kenilworth Project) VRDO	0.280%	11/5/10 LOC	6,355	6,355
Milwaukee WI Redev. Auth. Rev. (Yankee Hill Apartments) VRDO	0.270%	11/5/10 LOC	11,560	11,560
Trevor Wilmont WI School Dist. BAN	2.125%	8/1/11	3,250	3,257
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.270%	11/1/10 LOC	4,050	4,050
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.240%	11/5/10 LOC	5,000	5,000
1 Wisconsin GO TOB VRDO	0.270%	11/5/10	12,710	12,710
1 Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health Credit Group) TOB VRDO	0.280%	11/5/10	6,150	6,150
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) VRDO	0.290%	11/1/10 LOC	14,000	14,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) VRDO	0.260%	11/5/10 LOC	25,000	25,000
1 Wisconsin Health & Educ. Fac. Auth. Rev. (Children’s Hosp. of Wisconsin Inc.) TOB VRDO	0.290%	11/5/10	5,250	5,250
Wisconsin Health & Educ. Fac. Auth. Rev. (Concordia Univ.) VRDO	0.280%	11/5/10 LOC	3,935	3,935
Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services Inc.) VRDO	0.280%	11/5/10 LOC	20,000	20,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Felician Services Inc.) VRDO	0.280%	11/5/10 LOC	11,275	11,275
Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.260%	11/5/10 LOC	35,000	35,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.280%	11/5/10 LOC	13,000	13,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Mercy Alliance Inc.) VRDO	0.260%	11/5/10 LOC	10,000	10,000
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care) CP	0.280%	11/4/10 LOC	19,970	19,970
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care) CP	0.290%	12/7/10 LOC	25,530	25,530
Wisconsin Health & Educ. Fac. Auth. Rev. (St. Norbert College Inc.) VRDO	0.340%	11/5/10 LOC	7,250	7,250
Wisconsin Health & Educ. Fac. Auth. Rev. CP	0.340%	12/3/10	10,000	10,000
1 Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. TOB VRDO	0.340%	11/5/10	4,920	4,920
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.260%	11/5/10 LOC	15,455	15,455
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.280%	11/5/10 (4)	9,205	9,205
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.300%	11/5/10	16,000	16,000
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.310%	11/5/10	13,195	13,195
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.330%	11/5/10	44,100	44,100
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.330%	11/5/10	43,910	43,910

28

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.330%	11/5/10	34,000	34,000
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.430%	11/5/10	5,220	5,220
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.430%	11/5/10	10,035	10,035
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.430%	11/5/10	10,950	10,950
Wisconsin Housing & Econ. Dev. Auth. Single Family Rev. VRDO	0.430%	11/5/10	5,175	5,175
1 Wisconsin Public Power Inc. Rev. (Power Supply System) TOB VRDO	0.270%	11/5/10 LOC	10,175	10,175
				495,758
Wyoming (0.4%)
Lincoln County WY PCR (Pacificorp Project) VRDO	0.270%	11/5/10 LOC	11,250	11,250
Wyoming Community Dev. Auth. Housing Rev. VRDO	0.290%	11/5/10 LOC	14,000	14,000
Wyoming Student Loan Corp. Rev. VRDO	0.320%	11/5/10 LOC	50,000	50,000
				75,250
Total Tax-Exempt Municipal Bonds (Cost $17,699,102)				17,699,102

			Shares
Temporary Cash Investment (3.7%)
Money Market Fund (3.7%)
2 Vanguard Municipal Cash Management Fund (Cost $676,421)	0.265%		676,421,069	676,421
Total Investments (99.8%) (Cost $18,375,523)				18,375,523
Other Assets and Liabilities (0.2%)
Other Assets				208,765
Liabilities				(179,189)
				29,576
Net Assets (100%)
Applicable to 18,403,377,289 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				18,405,099
Net Asset Value Per Share				$1.00

At October 31, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				18,405,099
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				—
Net Assets				18,405,099

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $5,452,780,000, representing 29.6% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

29

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

30

Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Interest[1]	59,033
Total Income	59,033
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,237
Management and Administrative	21,967
Marketing and Distribution	5,982
Custodian Fees	138
Auditing Fees	21
Shareholders’ Reports	207
Trustees’ Fees and Expenses	28
Total Expenses	32,580
Net Investment Income	26,453
Realized Net Gain (Loss) on
Investment Securities Sold	60
Net Increase (Decrease) in Net Assets
Resulting from Operations	26,513

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,453	130,957
Realized Net Gain (Loss)	60	1,024
Net Increase (Decrease) in Net Assets Resulting from Operations	26,513	131,981
Distributions
Net Investment Income	(26,453)	(130,957)
Realized Capital Gain	—	—
Total Distributions	(26,453)	(130,957)
Capital Share Transactions (at $1.00)
Issued	15,253,213	16,756,490
Issued in Lieu of Cash Distributions	25,417	124,977
Redeemed	(17,293,433)	(20,343,839)
Net Increase (Decrease) from Capital Share Transactions	(2,014,803)	(3,462,372)
Total Increase (Decrease)	(2,014,743)	(3,461,348)
Net Assets
Beginning of Period	20,419,842	23,881,190
End of Period	18,405,099	20,419,842

1 Interest income from an affiliated company of the fund was $1,806,000.
See accompanying Notes, which are an integral part of the Financial Statements.

31

Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.006	.026	.036	.032
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.006	.026	.036	.032
Distributions
Dividends from Net Investment Income	(.001)	(.006)	(.026)	(.036)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.006)	(.026)	(.036)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.14%	0.60%	2.63%	3.65%	3.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,405	$20,420	$23,881	$22,019	$19,116
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%[2]	0.11%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.14%	0.61%	2.59%	3.59%	3.22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $3,307,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Short-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,181	6,174	46,273
Yield[3]		1.10%	3.10%
Investor Shares	0.57%
Admiral Shares	0.65%
Yield to Maturity	0.8%[4]	1.1%	3.1%
Average Coupon	2.7%	5.0%	5.0%
Average Effective
Maturity	1.3 years	2.9 years	13.6 years
Average Duration	1.2 years	2.6 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	40.1%	—	—

Largest Area Concentrations[6]

Texas		10.3%
California		9.1
Florida		8.1
New York		7.9
Illinois		5.7
Pennsylvania		5.0
Ohio		4.5
New Jersey		3.7
Massachusetts		3.2
North Carolina		3.2
Top Ten		60.7%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.89	0.48
Beta	0.40	0.13

Distribution by Maturity (% of portfolio)

Under 1 Year	57.3%
1–3 Years	27.3
3–5 Years	13.0
Over 5 Years	2.4

Distribution by Credit Quality (% of portfolio)

AAA	30.4%
AA	54.7
A	12.3
BBB	1.0
Not Rated	1.6
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

34

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000–October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2010		of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	1.82%	3.20%	2.93%	$13,342
Barclays Capital Municipal Bond Index	7.78	5.20	5.59	17,225
Barclays Capital 3 Year Municipal Bond Index	3.69	4.48	4.20	15,092
1–2 Year Municipal Funds Average[1]	1.46	0.82	1.60	11,715

				Final Value
			Since	of a $50,000
	One Year	Five Years	Inception[2]	Investment
Short-Term Tax-Exempt Fund Admiral Shares	1.90%	3.28%	2.85%	$65,676
Barclays Capital Municipal Bond Index	7.78	5.20	5.25	82,169
Barclays Capital 3 Year Municipal Bond Index	3.69	4.48	3.95	72,856

1 Derived from data provided by Lipper Inc.
2 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.
See Financial Highlights for dividend and capital gains information.

35

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2000–October 31, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	1.5%	4.2%	5.7%	8.7%
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0
2008	0.4	3.3	3.7	4.3
2009	1.3	2.3	3.6	7.3
2010	0.4	1.4	1.8	3.7

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Capital	Income	Total
Investor Shares	9/1/1977	1.65%	3.19%	0.30%	2.66%	2.96%
Admiral Shares	2/12/2001	1.73	3.27	0.20[2]	2.67[2]	2.87[2]

1 Barclays Capital 3 Year Municipal Bond Index.
2 Return since inception.

36

Short-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Interest[1]	182,662
Total Income	182,662
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,070
Management and Administrative—
Investor Shares	4,889
Management and Administrative—
Admiral Shares	6,973
Marketing and Distribution—
Investor Shares	904
Marketing and Distribution—
Admiral Shares	2,425
Custodian Fees	82
Auditing Fees	26
Shareholders’ Reports—Investor Shares	79
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	16
Total Expenses	16,490
Net Investment Income	166,172
Realized Net Gain (Loss)
Investment Securities Sold	(565)
Futures Contracts	(4,096)
Realized Net Gain (Loss)	(4,661)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	47,799
Futures Contracts	2,341
Change in Unrealized Appreciation
(Depreciation)	50,140
Net Increase (Decrease) in Net Assets
Resulting from Operations	211,651

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	166,172	165,793
Realized Net Gain (Loss)	(4,661)	1,899
Change in Unrealized Appreciation (Depreciation)	50,140	77,469
Net Increase (Decrease) in Net Assets Resulting from Operations	211,651	245,161
Distributions
Net Investment Income
Investor Shares	(42,139)	(43,223)
Admiral Shares	(124,033)	(122,570)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(166,172)	(165,793)
Capital Share Transactions
Investor Shares	352,186	1,421,118
Admiral Shares	1,192,139	3,856,593
Net Increase (Decrease) from Capital Share Transactions	1,544,325	5,277,711
Total Increase (Decrease)	1,589,804	5,357,079
Net Assets
Beginning of Period	10,398,833	5,041,754
End of Period	11,988,637	10,398,833

1 Interest income from an affiliated company of the fund was $694,000.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.88	$15.68	$15.62	$15.58	$15.53
Investment Operations
Net Investment Income	.217	.357	.509	.526	.443
Net Realized and Unrealized Gain (Loss)
on Investments	.070	.200	.060	.040	.050
Total from Investment Operations	.287	.557	.569	.566	.493
Distributions
Dividends from Net Investment Income	(.217)	(.357)	(.509)	(.526)	(.443)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.217)	(.357)	(.509)	(.526)	(.443)
Net Asset Value, End of Period	$15.95	$15.88	$15.68	$15.62	$15.58

Total Return[1]	1.82%	3.59%	3.68%	3.70%	3.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,126	$2,761	$1,319	$1,040	$1,139
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.36%	2.15%	3.23%	3.37%	2.85%
Portfolio Turnover Rate	29%	32%	32%	51%	49%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.88	$15.68	$15.62	$15.58	$15.53
Investment Operations
Net Investment Income	.230	.370	.520	.537	.455
Net Realized and Unrealized Gain (Loss)
on Investments	.070	.200	.060	.040	.050
Total from Investment Operations	.300	.570	.580	.577	.505
Distributions
Dividends from Net Investment Income	(.230)	(.370)	(.520)	(.537)	(.455)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.230)	(.370)	(.520)	(.537)	(.455)
Net Asset Value, End of Period	$15.95	$15.88	$15.68	$15.62	$15.58

Total Return	1.90%	3.67%	3.76%	3.77%	3.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,863	$7,637	$3,723	$3,078	$2,969
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.44%	2.23%	3.30%	3.44%	2.92%
Portfolio Turnover Rate	29%	32%	32%	51%	49%

See accompanying Notes, which are an integral part of the Financial Statements.

38

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $2,162,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

39

Short-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,741,525	—
Temporary Cash Investments	279,669	—	—
Futures Contracts—Assets[1]	498	—	—
Futures Contracts—Liabilities[1]	(31)	—	—
Total	280,136	11,741,525	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	December 2010	723	159,049	861

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $7,666,000 to offset future net capital gains of $2,389,000 through October 31, 2014, $2,945,000 through October 31, 2015, and $2,332,000 through October 31, 2018.

The fund had realized losses totaling $2,248,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2010, the cost of investment securities for tax purposes was $11,886,987,000. Net unrealized appreciation of investment securities for tax purposes was $134,207,000, consisting of unrealized gains of $135,243,000 on securities that had risen in value since their purchase and $1,036,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $2,506,986,000 of investment securities and sold $1,981,501,000 of investment securities, other than temporary cash investments.

40

Short-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,248,750	141,140	2,622,882	165,536
Issued in Lieu of Cash Distributions	33,787	2,120	36,619	2,311
Redeemed	(1,930,351)	(121,140)	(1,238,383)	(78,139)
Net Increase (Decrease)—Investor Shares	352,186	22,120	1,421,118	89,708
Admiral Shares
Issued	5,153,629	323,452	5,982,023	377,455
Issued in Lieu of Cash Distributions	100,504	6,307	100,894	6,368
Redeemed	(4,061,994)	(254,931)	(2,226,324)	(140,475)
Net Increase (Decrease)—Admiral Shares	1,192,139	74,828	3,856,593	243,348

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

41

Limited-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,412	6,174	46,273
Yield[3]		1.10%	3.10%
Investor Shares	1.05%
Admiral Shares	1.13%
Yield to Maturity	1.2%[4]	1.1%	3.1%
Average Coupon	4.0%	5.0%	5.0%
Average Effective
Maturity	2.8 years	2.9 years	13.6 years
Average Duration	2.5 years	2.6 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	17.2%	—	—

Largest Area Concentrations[6]

New York		10.8%
California		10.1
Texas		8.8
Pennsylvania		7.5
Florida		6.2
New Jersey		5.3
Ohio		4.4
Washington		3.4
Massachusetts		3.2
Illinois		3.0
Top Ten		62.7%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.88	0.74
Beta	0.91	0.36

Distribution by Maturity (% of portfolio)

Under 1 Year	27.9%
1–3 Years	26.4
3–5 Years	26.4
Over 5 Years	19.3

Distribution by Credit Quality (% of portfolio)

AAA	29.0%
AA	49.8
A	16.6
BBB	2.8
BB	0.1
Not Rated	1.7
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

42

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000–October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2010		of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund
Investor Shares	4.04%	3.92%	3.79%	$14,508
Barclays Capital Municipal Bond Index	7.78	5.20	5.59	17,225
Barclays Capital 3 Year Municipal Bond Index	3.69	4.48	4.20	15,092
1–5 Year Municipal Funds Average[1]	3.20	2.99	3.09	13,559

				Final Value
			Since	of a $50,000
	One Year	Five Years	Inception[2]	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	4.12%	4.00%	3.61%	$70,571
Barclays Capital Municipal Bond Index	7.78	5.20	5.25	82,169
Barclays Capital 3 Year Municipal Bond Index	3.69	4.48	3.95	72,856

1 Derived from data provided by Lipper Inc.
2 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.
See Financial Highlights for dividend and capital gains information.

43

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2000–October 31, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	3.3%	4.6%	7.9%	8.7%
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0
2008	–0.7	3.4	2.7	4.3
2009	3.0	2.9	5.9	7.3
2010	1.6	2.4	4.0	3.7

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	3.31%	3.87%	0.50%	3.34%	3.84%
Admiral Shares	2/12/2001	3.39	3.95	0.27[2]	3.36[2]	3.63[2]

1 Barclays Capital 3 Year Municipal Bond Index.
2 Return since inception.

44

Limited-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Interest[1]	334,703
Total Income	334,703
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,204
Management and Administrative—
Investor Shares	5,342
Management and Administrative—
Admiral Shares	8,115
Marketing and Distribution—
Investor Shares	995
Marketing and Distribution—
Admiral Shares	2,590
Custodian Fees	88
Auditing Fees	26
Shareholders’ Reports—Investor Shares	109
Shareholders’ Reports—Admiral Shares	36
Trustees’ Fees and Expenses	18
Total Expenses	18,523
Net Investment Income	316,180
Realized Net Gain (Loss)
Investment Securities Sold	4,606
Futures Contracts	(14,938)
Realized Net Gain (Loss)	(10,332)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	210,616
Futures Contracts	2,531
Change in Unrealized Appreciation
(Depreciation)	213,147
Net Increase (Decrease) in Net Assets
Resulting from Operations	518,995

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	316,180	272,082
Realized Net Gain (Loss)	(10,332)	(37,552)
Change in Unrealized Appreciation (Depreciation)	213,147	292,109
Net Increase (Decrease) in Net Assets Resulting from Operations	518,995	526,639
Distributions
Net Investment Income
Investor Shares	(79,420)	(70,614)
Admiral Shares	(236,760)	(201,468)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(316,180)	(272,082)
Capital Share Transactions
Investor Shares	361,100	908,039
Admiral Shares	1,793,590	2,649,460
Net Increase (Decrease) from Capital Share Transactions	2,154,690	3,557,499
Total Increase (Decrease)	2,357,505	3,812,056
Net Assets
Beginning of Period	11,650,260	7,838,204
End of Period	14,007,765	11,650,260

1 Interest income from an affiliated company of the fund was $639,000.
See accompanying Notes, which are an integral part of the Financial Statements.

45

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.97	$10.65	$10.73	$10.72	$10.71
Investment Operations
Net Investment Income	.259	.304	.366	.371	.344
Net Realized and Unrealized Gain (Loss)
on Investments	.180	.320	(.080)	.010	.010
Total from Investment Operations	.439	.624	.286	.381	.354
Distributions
Dividends from Net Investment Income	(.259)	(.304)	(.366)	(.371)	(.344)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.259)	(.304)	(.366)	(.371)	(.344)
Net Asset Value, End of Period	$11.15	$10.97	$10.65	$10.73	$10.72

Total Return[1]	4.04%	5.92%	2.68%	3.62%	3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,484	$3,070	$2,094	$1,798	$1,983
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.33%	2.77%	3.38%	3.46%	3.23%
Portfolio Turnover Rate	14%	11%	23%	32%	27%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.97	$10.65	$10.73	$10.72	$10.71
Investment Operations
Net Investment Income	.268	.313	.374	.378	.352
Net Realized and Unrealized Gain (Loss)
on Investments	.180	.320	(.080)	.010	.010
Total from Investment Operations	.448	.633	.294	.388	.362
Distributions
Dividends from Net Investment Income	(.268)	(.313)	(.374)	(.378)	(.352)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.268)	(.313)	(.374)	(.378)	(.352)
Net Asset Value, End of Period	$11.15	$10.97	$10.65	$10.73	$10.72

Total Return	4.12%	6.01%	2.75%	3.69%	3.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,524	$8,580	$5,744	$4,914	$4,682
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.41%	2.85%	3.45%	3.53%	3.30%
Portfolio Turnover Rate	14%	11%	23%	32%	27%

See accompanying Notes, which are an integral part of the Financial Statements.

46

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $2,502,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

47

Limited-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,643,218	—
Temporary Cash Investments	298,229	—	—
Futures Contracts—Assets[1]	984	—	—
Futures Contracts—Liabilities[1]	(36)	—	—
Total	299,177	13,643,218	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	December 2010	842	185,227	1,002
10-Year United States Treasury Note	December 2010	(4)	(505)	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $119,024,000 to offset future net capital gains of $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, $2,743,000 through October 31, 2016, $29,711,000 through October 31, 2017, and $4,375,000 through October 31, 2018.

The fund had realized losses totaling $19,009,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2010, the cost of investment securities for tax purposes was $13,516,282,000. Net unrealized appreciation of investment securities for tax purposes was $425,165,000, consisting of unrealized gains of $427,116,000 on securities that had risen in value since their purchase and $1,951,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $3,327,817,000 of investment securities and sold $1,511,009,000 of investment securities, other than temporary cash investments.

48

Limited-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
	2010			2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,896,854	171,199	2,070,032	189,929
Issued in Lieu of Cash Distributions	66,725	6,015	59,642	5,474
Redeemed	(1,602,479)	(144,551)	(1,221,635)	(112,133)
Net Increase (Decrease)—Investor Shares	361,100	32,663	908,039	83,270
Admiral Shares
Issued	4,506,223	406,643	4,514,292	414,269
Issued in Lieu of Cash Distributions	187,512	16,902	160,005	14,682
Redeemed	(2,900,145)	(261,548)	(2,024,837)	(186,046)
Net Increase (Decrease)—Admiral Shares	1,793,590	161,997	2,649,460	242,905

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

49

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	2,897	4,709	46,273
Yield[3]		2.34%	3.10%
Investor Shares	2.47%
Admiral Shares	2.55%
Yield to Maturity	2.7%[4]	2.3%	3.1%
Average Coupon	4.4%	4.9%	5.0%
Average Effective
Maturity	6.1 years	7.0 years	13.6 years
Average Duration	5.5 years	5.0 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	8.4%	—	—

Largest Area Concentrations[6]

California		12.2%
New York		11.6
Texas		8.3
Florida		7.4
New Jersey		6.3
Illinois		5.5
Pennsylvania		4.0
Massachusetts		4.0
Ohio		3.7
Georgia		3.1
Top Ten		66.1%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.86	0.96
Beta	0.96	0.90

Distribution by Maturity (% of portfolio)

Under 1 Year	13.5%
1–5 Years	24.9
5–10 Years	53.1
10–20 Years	8.3
20–30 Years	0.2

Distribution by Credit Quality (% of portfolio)

AAA	19.0%
AA	50.6
A	24.8
BBB	4.1
Not Rated	1.5
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 7 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

50

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000–October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2010		of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares	6.95%	4.90%	4.86%	$16,080
Barclays Capital Municipal Bond Index	7.78	5.20	5.59	17,225
Barclays Capital 7 Year Municipal Bond Index	8.49	5.90	5.65	17,319
Intermediate Municipal Funds Average[1]	6.69	4.25	4.38	15,359

				Final Value
			Since	of a $50,000
	One Year	Five Years	Inception[2]	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	7.03%	4.98%	4.61%	$77,503
Barclays Capital Municipal Bond Index	7.78	5.20	5.25	82,169
Barclays Capital 7 Year Municipal Bond Index	8.49	5.90	5.32	82,764

1 Derived from data provided by Lipper Inc.
2 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.
See Financial Highlights for dividend and capital gains information.

51

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2000–October 31, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	4.3%	5.1%	9.4%	9.9%
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6
2008	–4.5	4.0	–0.5	1.9
2009	6.3	4.2	10.5	10.7
2010	3.1	3.8	6.9	8.5

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	5.00%	4.86%	0.72%	4.27%	4.99%
Admiral Shares	2/12/2001	5.08	4.94	0.40[2]	4.29[2]	4.69[2]

1 Barclays Capital 7 Year Municipal Bond Index.
2 Return since inception.

52

Intermediate-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Interest[1]	1,094,055
Total Income	1,094,055
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,611
Management and Administrative—
Investor Shares	12,646
Management and Administrative—
Admiral Shares	17,395
Marketing and Distribution—
Investor Shares	2,305
Marketing and Distribution—
Admiral Shares	5,045
Custodian Fees	186
Auditing Fees	27
Shareholders’ Reports—Investor Shares	243
Shareholders’ Reports—Admiral Shares	89
Trustees’ Fees and Expenses	40
Total Expenses	40,587
Net Investment Income	1,053,468
Realized Net Gain (Loss)
Investment Securities Sold	170,000
Futures Contracts	(32,747)
Realized Net Gain (Loss)	137,253
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	724,983
Futures Contracts	4,307
Change in Unrealized Appreciation
(Depreciation)	729,290
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,920,011

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,053,468	880,108
Realized Net Gain (Loss)	137,253	(60,326)
Change in Unrealized Appreciation (Depreciation)	729,290	1,331,394
Net Increase (Decrease) in Net Assets Resulting from Operations	1,920,011	2,151,176
Distributions
Net Investment Income
Investor Shares	(291,138)	(255,642)
Admiral Shares	(762,330)	(624,466)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,053,468)	(880,108)
Capital Share Transactions
Investor Shares	350,640	1,623,002
Admiral Shares	3,829,124	4,020,376
Net Increase (Decrease) from Capital Share Transactions	4,179,764	5,643,378
Total Increase (Decrease)	5,046,307	6,914,446
Net Assets
Beginning of Period	25,776,448	18,862,002
End of Period	30,822,755	25,776,448

1 Interest income from an affiliated company of the fund was $782,000.
See accompanying Notes, which are an integral part of the Financial Statements.

53

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.38	$12.59	$13.18	$13.37	$13.26
Investment Operations
Net Investment Income	.495	.514	.535	.548	.556
Net Realized and Unrealized Gain (Loss)
on Investments	.420	.790	(.590)	(.190)	.110
Total from Investment Operations	.915	1.304	(.055)	.358	.666
Distributions
Dividends from Net Investment Income	(.495)	(.514)	(.535)	(.548)	(.556)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.495)	(.514)	(.535)	(.548)	(.556)
Net Asset Value, End of Period	$13.80	$13.38	$12.59	$13.18	$13.37

Total Return[1]	6.95%	10.51%	–0.49%	2.74%	5.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,122	$7,525	$5,524	$4,851	$4,895
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.63%	3.91%	4.08%	4.14%	4.19%
Portfolio Turnover Rate	20%	19%	23%	12%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.38	$12.59	$13.18	$13.37	$13.26
Investment Operations
Net Investment Income	.506	.524	.544	.557	.566
Net Realized and Unrealized Gain (Loss)
on Investments	.420	.790	(.590)	(.190)	.110
Total from Investment Operations	.926	1.314	(.046)	.367	.676
Distributions
Dividends from Net Investment Income	(.506)	(.524)	(.544)	(.557)	(.566)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.506)	(.524)	(.544)	(.557)	(.566)
Net Asset Value, End of Period	$13.80	$13.38	$12.59	$13.18	$13.37

Total Return	7.03%	10.60%	–0.42%	2.81%	5.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,701	$18,251	$13,338	$11,484	$9,445
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.71%	3.99%	4.15%	4.21%	4.27%
Portfolio Turnover Rate	20%	19%	23%	12%	8%

See accompanying Notes, which are an integral part of the Financial Statements.

54

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $5,543,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

55

Intermediate-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	30,189,581	—
Temporary Cash Investments	448,327	—	—
Futures Contracts—Assets[1]	3,881	—	—
Futures Contracts—Liabilities[1]	(2,038)	—	—
Total	450,170	30,189,581	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	December 2010	1,850	406,971	2,200
10-Year United States Treasury Note	December 2010	12	1,515	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $14,677,000 to offset future net capital gains through October 31, 2017.

The fund had realized losses totaling $30,978,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2010, the cost of investment securities for tax purposes was $29,320,626,000. Net unrealized appreciation of investment securities for tax purposes was $1,317,282,000, consisting of unrealized gains of $1,361,302,000 on securities that had risen in value since their purchase and $44,020,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $8,386,585,000 of investment securities and sold $5,331,489,000 of investment securities, other than temporary cash investments.

56

Intermediate-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,074,387	225,980	3,884,647	296,428
Issued in Lieu of Cash Distributions	226,976	16,648	200,148	15,237
Redeemed	(2,950,723)	(216,456)	(2,461,793)	(188,100)
Net Increase (Decrease)—Investor Shares	350,640	26,172	1,623,002	123,565
Admiral Shares
Issued	7,161,127	526,019	7,190,539	548,053
Issued in Lieu of Cash Distributions	548,722	40,236	445,763	33,931
Redeemed	(3,880,725)	(285,077)	(3,615,926)	(277,551)
Net Increase (Decrease)—Admiral Shares	3,829,124	281,178	4,020,376	304,433

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

57

Long-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	881	8,595	46,273
Yield[3]		2.99%	3.10%
Investor Shares	3.17%
Admiral Shares	3.25%
Yield to Maturity	3.4%[4]	3.0%	3.1%
Average Coupon	4.4%	4.9%	5.0%
Average Effective
Maturity	7.7 years	9.9 years	13.6 years
Average Duration	6.8 years	6.9 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	6.2%	—	—

Largest Area Concentrations[6]

California		17.7%
New York		9.6
Florida		7.8
Texas		7.5
Illinois		6.2
New Jersey		5.4
Massachusetts		4.8
Ohio		3.6
Georgia		3.0
Pennsylvania		2.8
Top Ten		68.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.85	0.98
Beta	1.01	1.12

Distribution by Maturity (% of portfolio)

Under 1 Year	11.4%
1–5 Years	21.6
5–10 Years	51.8
10–20 Years	9.3
20–30 Years	4.7
Over 30 Years	1.2

Distribution by Credit Quality (% of portfolio)

AAA	17.3%
AA	46.0
A	24.7
BBB	7.6
Not Rated	4.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

58

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000–October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2010		of a $10,000
One Year		Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Investor Shares	7.52%	4.75%	5.33%	$16,803
Barclays Capital Municipal Bond Index	7.78	5.20	5.59	17,225
Barclays Capital 10 Year Municipal Bond Index	8.83	5.86	5.80	17,566
General Municipal Funds Average[1]	7.60	3.83	4.46	15,472

				Final Value
			Since	of a $50,000
	One Year	Five Years	Inception[2]	Investment
Long-Term Tax-Exempt Fund Admiral Shares	7.61%	4.83%	4.95%	$79,981
Barclays Capital Municipal Bond Index	7.78	5.20	5.25	82,169
Barclays Capital 10 Year Municipal Bond Index	8.83	5.86	5.46	83,836

1 Derived from data provided by Lipper Inc.
2 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: February 12, 2001.
See Financial Highlights for dividend and capital gains information.

59

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2000–October 31, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	6.1%	5.4%	11.5%	10.2%
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2
2008	–9.0	4.3	–4.7	–0.6
2009	8.2	5.1	13.3	12.4
2010	3.0	4.5	7.5	8.8

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	5.05%	4.66%	0.73%	4.76%	5.49%
Admiral Shares	2/12/2001	5.13	4.74	0.24[2]	4.79[2]	5.03[2]

1 Barclays Capital 10 Year Municipal Bond Index.
2 Return since inception.

60

Long-Term Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Interest[1]	343,022
Total Income	343,022
Expenses
The Vanguard Group—Note B
Investment Advisory Services	709
Management and Administrative—
Investor Shares	2,703
Management and Administrative—
Admiral Shares	5,190
Marketing and Distribution—
Investor Shares	482
Marketing and Distribution—
Admiral Shares	1,304
Custodian Fees	53
Auditing Fees	27
Shareholders’ Reports—Investor Shares	79
Shareholders’ Reports—Admiral Shares	27
Trustees’ Fees and Expenses	11
Total Expenses	10,585
Net Investment Income	332,437
Realized Net Gain (Loss)
Investment Securities Sold	31,697
Futures Contracts	(6,070)
Realized Net Gain (Loss)	25,627
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	203,516
Futures Contracts	1,188
Change in Unrealized Appreciation
(Depreciation)	204,704
Net Increase (Decrease) in Net Assets
Resulting from Operations	562,768

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	332,437	293,844
Realized Net Gain (Loss)	25,627	(31,859)
Change in Unrealized Appreciation (Depreciation)	204,704	693,132
Net Increase (Decrease) in Net Assets Resulting from Operations	562,768	955,117
Distributions
Net Investment Income
Investor Shares	(73,763)	(70,768)
Admiral Shares	(258,674)	(223,076)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(332,437)	(293,844)
Capital Share Transactions
Investor Shares	(204,738)	916,121
Admiral Shares	635,848	2,871,176
Net Increase (Decrease) from Capital Share Transactions	431,110	3,787,297
Total Increase (Decrease)	661,441	4,448,570
Net Assets
Beginning of Period	7,315,201	2,866,631
End of Period	7,976,642	7,315,201

1 Interest income from an affiliated company of the fund was $331,000.
See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.92	$10.09	$11.09	$11.34	$11.23
Investment Operations
Net Investment Income	.475	.487	.497	.512	.516
Net Realized and Unrealized Gain (Loss)
on Investments	.330	.830	(1.000)	(.250)	.153
Total from Investment Operations	.805	1.317	(.503)	.262	.669
Distributions
Dividends from Net Investment Income	(.475)	(.487)	(.497)	(.512)	(.516)
Distributions from Realized Capital Gains	—	—	—	—	(.043)
Total Distributions	(.475)	(.487)	(.497)	(.512)	(.559)
Net Asset Value, End of Period	$11.25	$10.92	$10.09	$11.09	$11.34

Total Return[1]	7.52%	13.32%	–4.74%	2.37%	6.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,615	$1,768	$686	$653	$641
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.28%	4.59%	4.56%	4.57%	4.61%
Portfolio Turnover Rate	23%	15%	26%	13%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.92	$10.09	$11.09	$11.34	$11.23
Investment Operations
Net Investment Income	.484	.495	.504	.520	.524
Net Realized and Unrealized Gain (Loss)
on Investments	.330	.830	(1.000)	(.250)	.153
Total from Investment Operations	.814	1.325	(.496)	.270	.677
Distributions
Dividends from Net Investment Income	(.484)	(.495)	(.504)	(.520)	(.524)
Distributions from Realized Capital Gains	—	—	—	—	(.043)
Total Distributions	(.484)	(.495)	(.504)	(.520)	(.567)
Net Asset Value, End of Period	$11.25	$10.92	$10.09	$11.09	$11.34

Total Return	7.61%	13.41%	–4.68%	2.44%	6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,361	$5,547	$2,180	$1,962	$1,686
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.36%	4.67%	4.63%	4.64%	4.68%
Portfolio Turnover Rate	23%	15%	26%	13%	8%

See accompanying Notes, which are an integral part of the Financial Statements.

62

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $1,444,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

63

Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,762,436	—
Temporary Cash Investments	136,150	—	—
Futures Contracts—Assets[1]	1,009	—	—
Futures Contracts—Liabilities[1]	(530)	—	—
Total	136,629	7,762,436	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	December 2010	479	105,373	570
10-Year United States Treasury Note	December 2010	4	505	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $34,152,000 to offset future net capital gains of $21,275,000 through October 31, 2016, and $12,877,000 through October 31, 2017.

The fund had realized losses totaling $29,643,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2010, the cost of investment securities for tax purposes was $7,528,193,000. Net unrealized appreciation of investment securities for tax purposes was $370,393,000, consisting of unrealized gains of $416,660,000 on securities that had risen in value since their purchase and $46,267,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $1,814,534,000 of investment securities and sold $1,654,760,000 of investment securities, other than temporary cash investments.

64

Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	446,803	40,359	684,758	64,893
Issued in Connection with Acquisition of Insured
Long-Term Tax-Exempt Fund	—	—	773,080	80,271
Issued in Lieu of Cash Distributions	57,444	5,179	54,052	5,098
Redeemed	(708,985)	(63,888)	(595,769)	(56,379)
Net Increase (Decrease)—Investor Shares	(204,738)	(18,350)	916,121	93,883
Admiral Shares
Issued	1,474,526	133,038	1,585,607	151,096
Issued in Connection with Acquisition of Insured
Long-Term Tax-Exempt Fund	—	—	2,162,874	224,577
Issued in Lieu of Cash Distributions	169,860	15,309	146,808	13,844
Redeemed	(1,008,538)	(91,050)	(1,024,113)	(97,592)
Net Increase (Decrease)—Admiral Shares	635,848	57,297	2,871,176	291,925

H. On December 12, 2008, the fund acquired all the net assets of Vanguard Insured Long-Term Tax-Exempt Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 304,848,000 shares of the fund for 274,107,000 shares of the Insured Long-Term Tax-Exempt Fund outstanding as of the close of business on December 12, 2008. Each class of shares of the Insured Long-Term Tax-Exempt Fund was exchanged for the like class of shares of the fund. The Insured Long-Term Tax-Exempt Fund’s net assets as of the close of business on December 12, 2008, of $2,935,954,000, including $323,828,000 of unrealized depreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $2,825,457,000. The net assets of the fund immediately following the acquisition were $5,761,411,000.

I. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

65

High-Yield Tax-Exempt Fund

Fund Profile
As of October 31, 2010

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	786	8,595	46,273
Yield[3]		2.99%	3.10%
Investor Shares	3.57%
Admiral Shares	3.65%
Yield to Maturity	3.9%[4]	3.0%	3.1%
Average Coupon	4.6%	4.9%	5.0%
Average Effective
Maturity	8.7 years	9.9 years	13.6 years
Average Duration	7.0 years	6.9 years	8.2 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	6.1%	—	—

Largest Area Concentrations[6]

California		13.0%
New York		10.0
Texas		8.8
Florida		6.9
New Jersey		6.5
Illinois		4.4
Puerto Rico		3.7
Pennsylvania		3.5
Colorado		3.3
Ohio		3.2
Top Ten		63.3%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.68	0.85
Beta	1.03	1.18

Distribution by Maturity (% of portfolio)

Under 1 Year	12.9%
1–5 Years	15.3
5–10 Years	53.2
10–20 Years	9.3
20–30 Years	7.4
Over 30 Years	1.9

Distribution by Credit Quality (% of portfolio)

AAA	10.9%
AA	32.9
A	32.8
BBB	15.0
BB	0.5
B	1.7
Not Rated	6.2
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

66

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000–October 31, 2010
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2010		of a $10,000
One Year		Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	8.76%	4.72%	5.31%	$16,781
Barclays Capital Municipal Bond Index	7.78	5.20	5.59	17,225
Barclays Capital 10 Year Municipal Bond Index	8.83	5.86	5.80	17,566
High Yield Municipal Funds Average[1]	11.46	2.54	4.08	14,917

				Final Value
			Since	of a $50,000
	One Year	Five Years	Inception[2]	Investment
High-Yield Tax-Exempt Fund Admiral Shares	8.85%	4.80%	4.83%	$76,345
Barclays Capital Municipal Bond Index	7.78	5.20	5.02	77,569
Barclays Capital 10 Year Municipal Bond Index	8.83	5.86	5.33	79,659

1 Derived from data provided by Lipper Inc.
2 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.
See Financial Highlights for dividend and capital gains information.

67

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2000–October 31, 2010
				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	4.0%	5.8%	9.8%	10.2%
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2
2008	–12.5	4.3	–8.2	–0.6
2009	10.4	5.7	16.1	12.4
2010	4.0	4.8	8.8	8.8

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	6.39%	4.65%	0.44%	4.98%	5.42%
Admiral Shares	11/12/2001	6.47	4.73	–0.05[2]	4.95[2]	4.90[2]

1 Barclays Capital 10 Year Municipal Bond Index.
2 Return since inception.

68

High-Yield Tax-Exempt Fund

Financial Statements

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Interest[1]	313,141
Total Income	313,141
Expenses
The Vanguard Group—Note B
Investment Advisory Services	617
Management and Administrative—
Investor Shares	2,985
Management and Administrative—
Admiral Shares	4,126
Marketing and Distribution—
Investor Shares	536
Marketing and Distribution—
Admiral Shares	1,070
Custodian Fees	48
Auditing Fees	27
Shareholders’ Reports—Investor Shares	94
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	10
Total Expenses	9,539
Net Investment Income	303,602
Realized Net Gain (Loss)
Investment Securities Sold	1,405
Futures Contracts	(5,625)
Realized Net Gain (Loss)	(4,220)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	267,607
Futures Contracts	1,051
Change in Unrealized Appreciation
(Depreciation)	268,658
Net Increase (Decrease) in Net Assets
Resulting from Operations	568,040

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	303,602	290,903
Realized Net Gain (Loss)	(4,220)	(89,111)
Change in Unrealized Appreciation (Depreciation)	268,658	668,151
Net Increase (Decrease) in Net Assets Resulting from Operations	568,040	869,943
Distributions
Net Investment Income
Investor Shares	(85,773)	(86,169)
Admiral Shares	(217,829)	(204,734)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(303,602)	(290,903)
Capital Share Transactions
Investor Shares	(107,642)	59,882
Admiral Shares	595,219	270,703
Net Increase (Decrease) from Capital Share Transactions	487,577	330,585
Total Increase (Decrease)	752,015	909,625
Net Assets
Beginning of Period	6,338,854	5,429,229
End of Period	7,090,869	6,338,854

1 Interest income from an affiliated company of the fund was $201,000.
See accompanying Notes, which are an integral part of the Financial Statements.

69

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.26	$9.29	$10.62	$10.91	$10.71
Investment Operations
Net Investment Income	.470	.483	.494	.497	.491
Net Realized and Unrealized Gain (Loss)
on Investments	.410	.970	(1.330)	(.290)	.200
Total from Investment Operations	.880	1.453	(.836)	.207	.691
Distributions
Dividends from Net Investment Income	(.470)	(.483)	(.494)	(.497)	(.491)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.470)	(.483)	(.494)	(.497)	(.491)
Net Asset Value, End of Period	$10.67	$10.26	$9.29	$10.62	$10.91

Total Return[1]	8.76%	16.09%	–8.20%	1.94%	6.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,861	$1,892	$1,660	$1,965	$1,830
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.49%	4.99%	4.78%	4.61%	4.56%
Portfolio Turnover Rate	19%	23%	24%	22%	15%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.26	$9.29	$10.62	$10.91	$10.71
Investment Operations
Net Investment Income	.479	.491	.501	.505	.499
Net Realized and Unrealized Gain (Loss)
on Investments	.410	.970	(1.330)	(.290)	.200
Total from Investment Operations	.889	1.461	(.829)	.215	.699
Distributions
Dividends from Net Investment Income	(.479)	(.491)	(.501)	(.505)	(.499)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.479)	(.491)	(.501)	(.505)	(.499)
Net Asset Value, End of Period	$10.67	$10.26	$9.29	$10.62	$10.91

Total Return	8.85%	16.18%	–8.14%	2.01%	6.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,230	$4,447	$3,769	$4,256	$3,737
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.57%	5.07%	4.85%	4.68%	4.64%
Portfolio Turnover Rate	19%	23%	24%	22%	15%

See accompanying Notes, which are an integral part of the Financial Statements.

70

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $1,272,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

71

High-Yield Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,007,771	—
Temporary Cash Investments	36,005	—	—
Futures Contracts—Assets[1]	895	—	—
Futures Contracts—Liabilities[1]	(469)	—	—
Total	36,431	7,007,771	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	December 2010	426	93,713	506
10-Year United States Treasury Note	December 2010	6	758	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $190,823,000 to offset future net capital gains of $49,222,000 through October 31, 2011, $21,859,000 through October 31, 2015, $20,927,000 through October 31, 2016, $96,270,000 through October 31, 2017, and $2,545,000 through October 31, 2018.

The fund had realized losses totaling $8,530,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At October 31, 2010, the cost of investment securities for tax purposes was $6,800,736,000. Net unrealized appreciation of investment securities for tax purposes was $243,040,000, consisting of unrealized gains of $320,533,000 on securities that had risen in value since their purchase and $77,493,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $1,636,303,000 of investment securities and sold $1,190,250,000 of investment securities, other than temporary cash investments.

72

High-Yield Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	614,114	58,756	656,213	67,699
Issued in Lieu of Cash Distributions	66,925	6,392	67,289	6,959
Redeemed	(788,681)	(75,234)	(663,620)	(68,908)
Net Increase (Decrease)—Investor Shares	(107,642)	(10,086)	59,882	5,750
Admiral Shares
Issued	1,419,487	135,477	1,260,296	130,375
Issued in Lieu of Cash Distributions	147,277	14,061	137,642	14,218
Redeemed	(971,545)	(92,974)	(1,127,235)	(116,864)
Net Increase (Decrease)—Admiral Shares	595,219	56,564	270,703	27,729

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

73

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund: In our opinion, the statement of net assets appearing herein and the accompanying statements of net assets appearing in the insert to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2010

Special 2010 tax information (unaudited) for Vanguard Municipal Bond Funds

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

74

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

75

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2010	10/31/2010	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.73	$0.86
Short-Term
Investor Shares	1,000.00	1,008.45	1.01
Admiral Shares	1,000.00	1,008.86	0.61
Limited-Term
Investor Shares	1,000.00	1,020.83	1.02
Admiral Shares	1,000.00	1,021.24	0.61
Intermediate-Term
Investor Shares	1,000.00	1,036.80	1.03
Admiral Shares	1,000.00	1,037.22	0.62
Long-Term
Investor Shares	1,000.00	1,038.81	1.03
Admiral Shares	1,000.00	1,039.23	0.62
High-Yield
Investor Shares	1,000.00	1,043.91	1.03
Admiral Shares	1,000.00	1,044.33	0.62
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.35	$0.87
Short-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Limited-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Intermediate-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
Long-Term
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61
High-Yield
Investor Shares	1,000.00	1,024.20	1.02
Admiral Shares	1,000.00	1,024.60	0.61

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amount shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

76

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For the money market fund in this report, the Distribution by Credit Quality table was revised to include tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds in this report, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

77

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Corporate
Born 1957. Trustee Since July 2009. Chairman of the	Vice President and Chief Global Diversity Officer since
Board. Principal Occupation(s) During the Past Five	2006 (retired 2008) and Member of the Executive
Years: Chairman of the Board of The Vanguard Group,	Committee (retired 2008) of Johnson & Johnson
Inc., and of each of the investment companies served	(pharmaceuticals/consumer products); Vice President
by The Vanguard Group, since January 2010; Director	and Chief Information Officer of Johnson & Johnson
of The Vanguard Group since 2008; Chief Executive	(1997–2005); Director of the University Medical
Officer and President of The Vanguard Group and of	Center at Princeton and Women’s Research and
each of the investment companies served by The	Education Institute; Member of the Advisory Board of
Vanguard Group since 2008; Director of Vanguard	the Maxwell School of Citizenship and Public Affairs
Marketing Corporation; Managing Director of The	at Syracuse University.
Vanguard Group (1995–2008).
F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President
and Chief Operating Officer since 2005 (retired 2009)
Emerson U. Fullwood	and Vice Chairman of the Board (2008–2009) of
Born 1948. Trustee Since January 2008. Principal	Cummins Inc. (industrial machinery); Director of
Occupation(s) During the Past Five Years: Executive	SKF AB (industrial machinery), Hillenbrand, Inc.
Chief Staff and Marketing Officer for North America	(specialized consumer services), Sauer-Danfoss Inc.
and Corporate Vice President (retired 2008) of Xerox	(machinery), the Lumina Foundation for Education,
Corporation (document management products and	and Oxfam America; Chairman of the Advisory
services); Director of SPX Corporation (multi-industry	Council for the College of Arts and Letters at the
manufacturing), the United Way of Rochester,	University of Notre Dame.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and	André F. Perold
Monroe Community College Foundation.	Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George
Rajiv L. Gupta	Gund Professor of Finance and Banking at the Harvard
Born 1945. Trustee Since December 2001.[2]	Business School; Chair of the Investment Committee
Principal Occupation(s) During the Past Five Years:	of HighVista Strategies LLC (private investment firm).
Chairman and Chief Executive Officer (retired 2009)
and President (2006–2008) of Rohm and Haas Co.	Alfred M. Rankin, Jr.
(chemicals); Director of Tyco International, Ltd.	Born 1941. Trustee Since January 1993. Principal
(diversified manufacturing and services) and Hewlett-	Occupation(s) During the Past Five Years: Chairman,
Packard Co. (electronic computer manufacturing);	President, and Chief Executive Officer of NACCO
Trustee of The Conference Board; Member of the	Industries, Inc. (forklift trucks/housewares/lignite);
Board of Managers of Delphi Automotive LLP	Director of Goodrich Corporation (industrial products/
(automotive components).	aircraft systems and services); Chairman of the
Federal Reserve Bank of Cleveland; Trustee of The
Amy Gutmann	Cleveland Museum of Art.
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President	Peter F. Volanakis
of the University of Pennsylvania; Christopher H.	Born 1955. Trustee Since July 2009. Principal
Browne Distinguished Professor of Political Science	Occupation(s) During the Past Five Years: President
in the School of Arts and Sciences with secondary	since 2007 and Chief Operating Officer since 2005
appointments at the Annenberg School for Commu-	of Corning Incorporated (communications equipment);
nication and the Graduate School of Education of	President of Corning Technologies (2001–2005);
the University of Pennsylvania; Director of Carnegie	Director of Corning Incorporated and Dow Corning;
Corporation of New York, Schuylkill River	Trustee of the Corning Incorporated Foundation and
Development Corporation, and Greater Philadelphia	the Corning Museum of Glass; Overseer of the
Chamber of Commerce; Trustee of the National	Amos Tuck School of Business Administration at
Constitution Center; Chair of the Presidential	Dartmouth College.
Commission for the Study of Bioethical Issues.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
the investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005;
Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
Direct Investor Account Services > 800-662-2739	or Morningstar, Inc., unless otherwise noted.
Institutional Investor Services > 800-523-1036
Text Telephone for People	You can obtain a free copy of Vanguard’s proxy voting
With Hearing Impairment > 800-749-7273	guidelines by visiting vanguard.com/proxyreporting or
by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q950 122010

Vanguard® Municipal Bond Funds

Statement of Net Assets
As of October 31, 2010

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents
Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	21
Intermediate-Term Tax-Exempt Fund	44
Long-Term Tax-Exempt Fund	87
High-Yield Tax-Exempt Fund	102
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (1.3%)
Alabama Public School & College Auth.	5.000%	12/1/11	7,500	7,875
Alabama Public School & College Auth.	5.000%	5/1/12	3,500	3,733
Alabama Public School & College Auth.	5.000%	5/1/12	4,000	4,266
Alabama Public School & College Auth.	5.000%	12/1/12	21,510	23,453
Alabama Public School & College Auth.	5.000%	5/1/13	11,760	12,988
Alabama Public School & College Auth.	5.000%	5/1/13	7,500	8,283
Alabama Public School & College Auth.	5.000%	5/1/14	8,000	9,078
1 Alabama Public School & College Auth. TOB VRDO	0.290%	11/5/10	29,095	29,095
1 Alabama Public School & College Auth. TOB VRDO	0.330%	11/5/10 (4)	12,360	12,360
1 Alabama Special Care Fac. Financing Auth. (Ascension Health) TOB VRDO	0.280%	11/5/10	6,780	6,780
Chatom AL Ind. Dev. Board Gulf Opportunity Zone PCR (Powersouth Energy Coop Project) PUT	0.900%	11/15/10	17,605	17,605
Chatom AL Ind. Dev. Board Gulf Opportunity Zone PCR (Powersouth Energy Coop Project) PUT	1.050%	12/1/10	8,600	8,600
Huntsville AL Capital Improvement GO	5.000%	9/1/11	1,265	1,314
Huntsville AL Health Care Auth. Rev.	5.750%	6/1/11 (Prere.)	5,000	5,211
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/12	1,000	1,039
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/13	1,715	1,820
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/14	4,155	4,449
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/15	1,615	1,744
				159,693
Alaska (0.3%)
Alaska Housing Finance Corp. Home Mortgage Rev. VRDO	0.290%	11/5/10	15,870	15,870
Alaska Industrial Dev. & Export Auth. Rev.	5.000%	4/1/12	1,800	1,908
Alaska Industrial Dev. & Export Auth. Rev.	5.000%	4/1/15	3,000	3,425
Anchorage AK GO	5.500%	7/1/12 (Prere.)	5,680	6,160
North Slope Borough AK GO	5.000%	6/30/12	1,750	1,875
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,663
				30,901
Arizona (1.1%)
Arizona COP	5.000%	10/1/12 (4)	1,000	1,077
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,015
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	3,000	3,125
1 Arizona Health Fac. Auth. Rev. (Banner Health) TOB VRDO	0.360%	11/5/10	8,840	8,840
Arizona Health Fac. Auth. Rev. (Catholic Healthcare West) VRDO	0.260%	11/5/10 LOC	5,950	5,950
Arizona School Fac. Board Rev. COP	5.000%	9/1/11	23,870	24,691
Arizona School Fac. Board Rev. COP	5.250%	9/1/11 (4)	5,730	5,953
Arizona School Fac. Board Rev. COP	5.000%	9/1/14 (14)	5,975	6,674
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/11	2,680	2,764

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/12	5,000	5,369
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,553
Arizona Water Infrastructure Finance Auth. Rev.	4.000%	10/1/11	2,115	2,187
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/13	1,105	1,243
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	4.000%	7/1/12	4,985	5,267
1 Mesa AZ Util. System Rev. TOB VRDO	0.290%	11/5/10 (4)	8,250	8,250
1 Mesa AZ Util. System Rev. TOB VRDO	0.290%	11/5/10 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport Rev. TOB VRDO	0.280%	11/5/10	8,195	8,195
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.280%	11/5/10	4,500	4,500
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	12/1/10 (14)	6,050	6,075
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11	12,500	12,602
				127,830
Arkansas (0.1%)
Pulaski County AR Health Fac. Board (St. Vincent Infirmary - Catholic Health Initiatives) VRDO	0.250%	11/5/10	10,800	10,800

California (9.1%)
California Educ. Fac. Auth. Rev. (St. Mary’s College of California) VRDO	0.290%	11/5/10 LOC	21,430	21,430
California GO	5.000%	3/1/13	2,500	2,720
California GO	5.000%	4/1/13	2,205	2,405
California GO	5.000%	6/1/13	2,025	2,220
California GO	5.000%	10/1/16	12,070	13,868
California GO VRDO	0.290%	11/5/10 LOC	52,540	52,540
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/11	1,500	1,517
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/11	5,000	5,150
1 California Health Fac. Finance Auth. Rev. TOB VRDO	0.280%	11/5/10	20,885	20,885
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12	15,000	15,803
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12	12,000	12,643
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	19,912
California Health Fac. Financing Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,702
California Health Fac. Financing Auth. Rev. (Stanford Hosp.) PUT	3.450%	6/15/11	5,000	5,095
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	2,500	2,733
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	5.000%	2/1/11	16,400	16,559
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	2.500%	4/1/13	20,000	20,699
California Muni. Financing Auth. COP (Community Hosp. of Central California)	5.000%	2/1/13	2,000	2,099
California Muni. Financing Auth. Rev. (Waste Management Incorporated Project) PUT	1.625%	9/1/11	4,000	3,999
California PCR Financing Auth. COP	5.000%	2/1/13	1,160	1,217
California Pollution Control Finance Auth. Environmental Improvement Rev.
(BP West Coast Products) PUT	2.600%	9/2/14	4,000	4,060
California Public Works Board Lease Rev.	5.000%	11/1/14	4,000	4,373
California State Dept. of Water Resources Power Supply Rev.	3.000%	5/1/12	6,535	6,757
California State Dept. of Water Resources Power Supply Rev.	4.000%	5/1/12	2,000	2,098
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/12	21,980	23,384
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	35,000	38,308
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/14	15,000	16,861
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/15	13,750	15,777
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	11,500	13,347
California State Dept. of Water Resources Power Supply Rev. VRDO	0.260%	11/5/10 LOC	23,885	23,885
California State Econ. Recovery Bonds	5.250%	7/1/13	2,500	2,789
California State Econ. Recovery Bonds	5.250%	7/1/13 (14)(ETM)	975	1,094
California State Econ. Recovery Bonds	5.250%	7/1/13 (14)	1,025	1,144
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	10,700	12,186
California State Econ. Recovery Bonds PUT	5.000%	7/1/11 (Prere.)	8,000	8,256
1 California State GO TOB VRDO	0.320%	11/5/10 (4)	15,925	15,925
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	74,000	80,676
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/13	5,000	5,426
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/14	10,000	11,084
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	3.500%	5/2/11	17,000	17,262
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	4.000%	5/2/11	40,000	40,670
California Statewide Communities Dev. Auth. Rev. (Redlands Community Hosp.) VRDO	0.250%	11/5/10 LOC	13,000	13,000
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	3.000%	7/1/11	500	507
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	4.000%	7/1/12	650	681
1 Desert CA Community College Dist. TOB VRDO	0.280%	11/5/10 (4)	14,340	14,340
1 East Bay CA Muni. Util. Dist. Waste Water System Rev. TOB VRDO	0.270%	11/5/10 (4)	10,475	10,475
1 East Side CA Union High School Dist. TOB VRDO	1.770%	11/5/10	23,940	23,940
Eastern California Muni. Water. Dist. Water & Sewer Rev. VRDO	0.250%	11/5/10	15,850	15,850
Fontana CA USD BAN	4.000%	12/1/12	20,000	21,169
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	44,510	49,962
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	11,350	12,740
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	5,000	5,628
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	18,285	20,251
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13 (Prere.)	3,000	3,454
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	19,490	22,501

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kern County CA TRAN	1.500%	6/30/11	20,000	20,139
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/11 (14)	13,255	13,600
Los Angeles CA Dept. of Water & Power Rev. VRDO	0.260%	11/5/10	22,400	22,400
Los Angeles CA USD GO	5.000%	7/1/11	13,325	13,723
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/11	5,000	5,159
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/12	5,500	5,914
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/14	6,000	6,863
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,250
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	4.000%	2/8/11	8,000	8,072
Northern California Power Agency Rev.	4.000%	7/1/13	2,500	2,663
Northern California Power Agency Rev.	4.000%	7/1/14	1,000	1,075
Orange County CA Airport Rev.	3.000%	7/1/13	1,670	1,761
1 Rancho Santiago CA Community College Dist. TOB VRDO	0.260%	11/5/10 (4)	3,955	3,955
Sacramento CA Cogeneration Auth. Rev.	4.000%	7/1/11	700	715
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/12	500	534
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/14	600	676
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/13	6,000	6,488
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/14	3,205	3,505
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/15	2,965	3,258
San Bernardino County CA Trans. Auth. Sales Tax RAN	5.000%	5/1/12	15,000	15,935
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/14	6,000	6,799
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	7,773
San Francisco CA City & County International Airport Rev.	5.000%	5/1/15 (4)	5,000	5,699
San Francisco CA City & County International Airport Rev.	5.000%	5/1/15	4,435	5,074
San Francisco CA City & County International Airport Rev.	5.000%	5/1/16	21,100	24,420
San Francisco CA City & County International Airport Rev. PUT	2.250%	12/4/12	29,755	30,263
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	10,000	10,196
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	0.280%	11/5/10 (4)	20,000	20,000
1 Sunnyvale CA Wastewater Rev. TOB VRDO	0.290%	11/5/10	8,880	8,880
1 Sunnyvale CA Water Rev. TOB VRDO	0.290%	11/5/10	8,435	8,435
Tuolumne CA Wind Project Auth. Rev.	4.000%	1/1/13	2,375	2,517
				1,091,797
Colorado (2.4%)
Broomfield Colorado City & County COP	5.000%	12/1/15	5,790	6,613
Colorado Dept. of Transp. RAN	5.250%	6/15/11	10,000	10,311
Colorado Dept. of Transp. Rev. RAN	5.250%	6/15/12 (14)	21,350	22,994
Colorado Health Fac. Auth. Rev.	5.000%	1/1/13	1,605	1,724
Colorado Health Fac. Auth. Rev.	5.000%	1/1/13	5,165	5,546
Colorado Health Fac. Auth. Rev.	5.000%	1/1/14	3,510	3,856
Colorado Health Fac. Auth. Rev.	5.000%	1/1/14	8,615	9,464
Colorado Health Fac. Auth. Rev.	5.000%	1/1/15	1,945	2,165
Colorado Health Fac. Auth. Rev.	5.000%	1/1/15	3,500	3,896
Colorado Health Fac. Auth. Rev. (Adventist Health) VRDO	0.280%	11/5/10 LOC	15,000	15,000
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	7/1/13	4,000	4,381
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	3.950%	11/10/10	15,000	15,000
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	13,264
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.330%	11/5/10 (4)	10,000	10,000
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.250%	11/5/10	51,600	51,600
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.250%	11/5/10	21,500	21,500
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.250%	11/5/10	37,300	37,300
Colorado Health Fac. Auth. Rev. PUT	5.250%	11/12/13 (Prere.)	1,010	1,147
Colorado Health Fac. Auth. Rev. PUT	5.250%	11/12/13	6,990	7,778
Denver CO City & County Airport Rev.	6.000%	11/15/13 (14)	5,000	5,695
Denver CO City & County GO (Better Denver Theatre & Zoo)	4.000%	8/1/11	1,000	1,028
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/1/11 (1)	15,000	15,338
1 Jefferson County CO School Dist. GO TOB VRDO	0.280%	11/5/10 (4)	13,660	13,660
Regional Transp. Dist. of Colorado Sales Tax Rev.	3.000%	11/1/11	1,230	1,263
Regional Transp. Dist. of Colorado Sales Tax Rev.	5.000%	11/1/13	4,305	4,850
Regional Transp. Dist. of Colorado Sales Tax Rev.	5.000%	11/1/14	5,000	5,768
				291,141
Connecticut (0.5%)
Connecticut GO	5.000%	11/1/10	3,000	3,001
Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,773
Connecticut Revolving Fund	5.000%	2/1/11	4,130	4,180
Connecticut Revolving Fund	5.000%	2/1/12	4,000	4,231
Connecticut State Health & Educ. Fac. Auth. (Stamford Hosp.)	4.000%	7/1/12	1,235	1,283
Connecticut State Health & Educ. Fac. Auth. (Stamford Hosp.)	5.000%	7/1/13	1,915	2,067
Connecticut State Health & Educ. Fac. Auth. (Stamford Hosp.)	5.000%	7/1/14	2,050	2,243
Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) PUT	4.000%	2/7/13	6,625	7,119
Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) PUT	5.000%	2/12/15	20,810	24,062
				56,959

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware (0.3%)
Delaware GO	5.000%	10/1/12	9,445	10,268
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/11	1,500	1,548
Kent County DE Student Housing Rev. (Deleware State Univ. Student Housing) VRDO	0.270%	11/5/10 LOC	8,110	8,110
New Castle County DE GO	4.000%	7/15/11	3,025	3,105
Univ. of Delaware Rev. PUT	2.000%	6/1/11	15,000	15,094
				38,125
District of Columbia (1.0%)
1 District of Columbia GO TOB VRDO	0.290%	11/5/10 (4)	20,385	20,385
1 District of Columbia Income Tax Rev. TOB VRDO	0.280%	11/5/10	9,995	9,995
District of Columbia Rev. (Council Foreign Relations) VRDO	0.290%	11/5/10 LOC	4,500	4,500
District of Columbia Rev. (Georgetown Day School) VRDO	0.650%	11/5/10 LOC	14,700	14,700
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/13	5,000	5,416
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/14	2,000	2,213
1 District of Columbia Rev. (Georgetown Univ.) TOB VRDO	0.280%	11/5/10 (13)	17,175	17,175
District of Columbia Rev. (Howard Univ.) VRDO	0.320%	11/5/10 LOC	14,100	14,100
District of Columbia Rev. (World Wildlife Fund) VRDO	0.260%	11/5/10 LOC	11,000	11,000
District of Columbia Rev. VRDO	0.280%	11/5/10 LOC	14,275	14,275
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/11	2,000	2,061
				115,820
Florida (8.1%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	3.000%	12/1/11	3,000	3,037
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	5.000%	12/1/13	4,200	4,507
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11	27,665	28,349
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	20,000	21,656
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	30,000	32,227
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	16,000	17,154
Clay County FL Sales Surtax Rev.	5.000%	10/1/11 (12)	3,500	3,600
1 Collier County FL School Board COP TOB VRDO	0.300%	11/5/10 (4)LOC	21,425	21,425
1 Duval County FL School Board COP TOB VRDO	0.290%	11/5/10 (4)	11,405	11,405
Escambia County FL Solid Waste Disposal System Rev. (Gulf Power Company Project) PUT	2.000%	4/3/12	5,000	5,035
Escambia County FL Solid Waste Disposal System Rev. (Gulf Power Company Project) PUT	1.750%	6/15/12	5,500	5,524
Florida Board of Educ. Public Educ. Capital Outlay	3.000%	6/1/11	8,925	9,057
Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/11	3,525	3,598
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/11	3,830	3,932
Florida Board of Educ. Public Educ. Capital Outlay	4.000%	6/1/12	1,945	2,048
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/12	16,195	17,304
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/12	4,020	4,295
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	9,580	10,591
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	8,820	9,751
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	5,065	5,746
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	9,235	10,477
1 Florida Board of Educ. Public Educ. TOB VRDO	0.280%	11/5/10	5,430	5,430
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/11	6,980	7,195
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	11,750	13,536
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	11,655	13,575
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11	5,280	5,434
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12	5,545	5,930
Florida Dept. of Environmental Protection & Preservation Rev.	5.250%	7/1/12	31,580	33,904
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13	34,040	37,621
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13 (14)	5,220	5,411
Florida Dept. of Management Services COP	5.000%	8/1/11	1,350	1,394
Florida Dept. of Management Services COP	5.000%	8/1/12	8,850	9,482
Florida Dept. of Management Services COP	5.000%	8/1/13	6,595	7,261
Florida Dept. of Transp.	5.000%	7/1/12	6,940	7,452
Florida Dept. of Transp.	5.000%	7/1/13	9,605	10,677
Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	0.650%	11/5/10 LOC	24,620	24,620
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	10,000	10,679
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/15	20,000	21,964
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	3,950	3,976
Florida Turnpike Auth. Rev.	5.000%	7/1/13	3,825	4,247
Florida Turnpike Auth. Rev.	5.000%	7/1/13 (4)	4,780	5,307
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/13	1,000	1,106
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/14	2,000	2,256
1 Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	0.290%	11/5/10	15,730	15,730
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.280%	11/5/10 LOC	15,000	15,000
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.250%	10/1/11 (14)	5,560	5,799
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/11 (4)	4,610	4,810
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/12	2,000	2,157
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	6,150
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/13	2,000	2,221

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,365
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,327
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	4,500	4,691
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,356
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,317
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/11	12,000	12,453
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/12	12,000	12,908
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/14	4,000	4,521
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.250%	11/5/10	36,700	36,700
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.250%	11/5/10	27,605	27,605
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.280%	11/5/10	17,545	17,545
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.250%	11/5/10	10,300	10,300
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.290%	11/5/10	22,065	22,065
Jacksonville FL Excise Taxes Rev.	4.000%	10/1/12	1,000	1,059
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/14	1,000	1,133
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/14 (4)	1,750	1,995
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,231
1 Miami-Dade County FL Building Better Communities TOB VRDO	0.280%	11/5/10	9,995	9,995
1 Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami) TOB VRDO	0.300%	11/5/10 (12)	5,070	5,070
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.125%	8/1/11 (1)	5,000	5,087
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.270%	11/5/10 LOC	11,650	11,650
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.270%	11/5/10 LOC	18,950	18,950
Miami-Dade County FL IDA Solid Solid Waste Disposal Rev. (Waste Management Inc.) PUT	1.800%	11/1/11	2,500	2,500
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	4,000	4,236
1 Miami-Dade County FL Transit Sales Surtax Rev. TOB VRDO	0.330%	11/5/10 (4)	32,570	32,570
Ocala FL Water & Sewer Rev.	5.750%	10/1/11 (Prere.)	13,605	14,427
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/13	335	353
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/14	500	536
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	4.000%	1/1/15	500	541
Orange County FL Health Fac. Rev. (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,180
1 Orange County FL School Board COP TOB VRDO	0.270%	11/5/10 LOC	26,090	26,090
Orange County FL Tourist Dev. Rev.	5.000%	10/1/11	6,990	7,257
Orange County FL Tourist Dev. Rev.	5.000%	10/1/12	7,335	7,891
Orange County FL Tourist Dev. Rev.	5.000%	10/1/13	7,705	8,506
Orange County FL Tourist Dev. Rev.	5.000%	10/1/14	8,710	9,817
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/11 (2)	7,000	7,191
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/12 (2)	5,000	5,326
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/11	1,500	1,563
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/12	1,750	1,897
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/13	2,500	2,803
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/13	2,500	2,803
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/14	4,000	4,596
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/14	3,075	3,533
Port St. Lucie FL Util. Rev.	5.125%	9/1/11 (14)(Prere.)	1,000	1,039
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.) VRDO	0.280%	11/5/10 LOC	7,900	7,900
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12 (Prere.)	4,640	5,038
1 South Florida Water Management Dist. TOB VRDO	0.280%	11/5/10	21,000	21,000
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/11	4,000	4,123
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,545
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,565
1 South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)
TOB VRDO	0.290%	11/5/10	6,000	6,000
Tallahassee FL Energy System Rev.	5.250%	10/1/15 (4)	5,240	6,065
Univ. of South Florida Financing Corp. VRDO	0.270%	11/5/10 LOC	19,600	19,600
				968,856
Georgia (3.0%)
1 Atlanta GA Airport Fac. Rev. TOB VRDO	0.380%	11/5/10 (4)	11,170	11,170
Atlanta GA Water & Wastewater Rev.	4.000%	11/1/11	2,500	2,574
Atlanta GA Water & Wastewater Rev.	4.000%	11/1/12	3,000	3,166
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/13	3,500	3,852
Atlanta GA Water & Wastewater Rev. VRDO	0.270%	11/5/10 LOC	16,000	16,000
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11	15,000	15,249
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	19,880	20,472
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,149
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	1,000	1,030
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	1,000	1,045
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (14)	7,500	7,618
Cobb County GA Kennestone Hosp. Auth. Rev.	4.000%	4/1/12	2,240	2,323
Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	0.290%	11/5/10 LOC	5,470	5,470
DeKalb County GA School Dist. GO	5.000%	2/1/12	30,000	31,723
Fulton County GA Dev. Auth. (Shepherd Center) VRDO	0.280%	11/5/10 LOC	37,600	37,600
Georgia GO	5.000%	12/1/10 (ETM)	1,635	1,642

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	12/1/10	8,350	8,385
Georgia GO	5.000%	3/1/11 (ETM)	430	437
Georgia GO	5.000%	3/1/11	1,320	1,341
Georgia GO	4.000%	5/1/11	2,865	2,919
Georgia GO	5.500%	7/1/11	16,160	16,728
Georgia GO	5.700%	7/1/11	12,430	12,884
Georgia GO	6.250%	8/1/11	5,195	5,427
Georgia GO	5.000%	5/1/12 (Prere.)	5,125	5,479
Georgia GO	5.000%	9/1/14	4,000	4,616
Georgia Road & Tollway Auth. Rev.	4.000%	6/1/11	2,530	2,583
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/13	13,875	15,362
Gwinnett County GA Water & Sewer Auth Rev.	4.000%	8/1/12	10,020	10,644
Henry County GA GO	5.000%	7/1/11	5,790	5,973
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) VRDO	0.280%	11/5/10 LOC	25,110	25,110
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/11	5,000	5,064
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/13	7,500	7,915
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/13	6,000	6,345
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/15	13,000	13,889
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/15	6,500	7,030
Monroe County GA Dev. Auth. PCR (Georgia Power Co. Plant Scherer) PUT	0.800%	1/7/11	11,000	10,996
Monroe County GA Dev. Auth. PCR (Georgia Power Co. Plant Scherer) PUT	2.125%	6/4/13	5,000	5,034
Muni. Electric Auth. Georgia Rev. (Project One)	5.000%	1/1/12	4,010	4,201
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11	5,000	5,196
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.250%	9/1/11	7,250	7,549
Richmond County GA Hosp. Auth. (Univ. of Health Services)	5.000%	1/1/13	1,330	1,420
Whitfield County GA School District GO	5.000%	4/1/11	3,250	3,314
				361,924
Hawaii (0.2%)
Honolulu HI City & County GO	5.250%	7/1/12 (14)	4,950	5,345
1 Honolulu HI City & County Wastewater System Rev. TOB VRDO	0.380%	11/5/10 (4)	4,995	4,995
State of Hawaii	5.000%	6/1/14 (ETM)	1,045	1,196
State of Hawaii	5.000%	6/1/14	1,195	1,363
State of Hawaii	5.000%	2/1/15	3,600	4,163
State of Hawaii	5.000%	2/1/16	4,000	4,693
				21,755
Idaho (0.1%)
Idaho Housing & Finance Assn. RAN	5.000%	7/15/11	7,410	7,647
Idaho Housing & Finance Assn. RAN	5.000%	7/15/12	6,675	7,158
				14,805
Illinois (5.7%)
Chicago IL Board of Educ. (Westinghouse High School Project)	5.000%	12/1/10 (14)(ETM)	2,775	2,787
2 Chicago IL Board of Educ. GO	5.000%	12/1/15	2,000	2,280
2 Chicago IL Board of Educ. GO	5.000%	12/1/16	2,855	3,264
1 Chicago IL Board of Educ. GO TOB VRDO	0.330%	11/5/10 (4)	6,520	6,520
Chicago IL Board of Educ. Lease Rev.	6.250%	1/1/11 (14)	3,000	3,028
Chicago IL GO	5.000%	1/1/15 (4)	1,250	1,413
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,937
1 Chicago IL GO TOB VRDO	0.270%	11/5/10 (4)	10,145	10,145
1 Chicago IL GO TOB VRDO	0.280%	11/5/10	9,995	9,995
Chicago IL Metro. Water Reclamation Dist. GO	5.250%	12/1/10 (ETM)	10,000	10,044
Chicago IL Midway Airport Rev. PUT	5.000%	1/1/15	10,750	11,849
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (14)	4,400	4,598
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.300%	11/5/10 (4)	13,225	13,225
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.300%	11/5/10 (12)	8,280	8,280
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.300%	11/5/10 (4)	7,000	7,000
Chicago IL Park Dist. GO	5.000%	1/1/11	2,765	2,786
Chicago IL Park Dist. GO	5.000%	1/1/11	3,205	3,229
1 Chicago IL Water Rev. TOB VRDO	0.330%	11/5/10 (4)	7,495	7,495
1 Chicago IL Water Rev. TOB VRDO	0.330%	11/5/10 (4)	7,745	7,745
Du Page & Cook Counties IL Community Consolidated School Dist. GO	5.250%	12/1/12 (Prere.)	3,750	4,119
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	1.125%	2/14/13	8,000	8,027
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14	5,000	5,319
Illinois Educ. Fac. Auth. Student Housing Rev.	6.250%	5/1/12 (Prere.)	4,000	4,387
Illinois Finance Auth. Gas Supply Rev. (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,489
Illinois Finance Auth. PCR (Commonwealth Edison Co.) VRDO	0.250%	11/5/10 LOC	36,700	36,700
Illinois Finance Auth. Rev. (Advocate Health Care) PUT	3.875%	5/1/12	5,000	5,116
Illinois Finance Auth. Rev. (Ingalls Health System Obligated Group) VRDO	0.280%	11/5/10 LOC	24,620	24,620
Illinois Finance Auth. Rev. (Little Co. Mary Hosp.) VRDO	0.260%	11/5/10 LOC	11,200	11,200
Illinois Finance Auth. Rev. (Loyola Univ. Health) VRDO	0.260%	11/5/10 LOC	44,250	44,250
Illinois Finance Auth. Rev. (Museum Science & Industry) VRDO	0.280%	11/5/10 LOC	16,000	16,000
Illinois Finance Auth. Rev. (Northwest Community Hosp.) VRDO	0.270%	11/5/10 LOC	3,290	3,290

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/11	2,445	2,515
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/12	4,630	4,924
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/13	3,250	3,538
Illinois Finance Auth. Rev. (OSF Healthcare System) VRDO	0.300%	11/5/10 (4)	30,510	30,510
Illinois Finance Auth. Rev. (Presbyterian Homes) VRDO	0.390%	11/5/10 (4)	7,800	7,800
Illinois Finance Auth. Rev. (Provena Health)	5.000%	5/1/12	1,840	1,904
Illinois Finance Auth. Rev. (Provena Health)	5.000%	5/1/14	1,305	1,370
Illinois Finance Auth. Rev. (Provena Health)	5.250%	5/1/15	2,555	2,714
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11 (4)	3,490	3,550
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/11 (4)	4,000	4,069
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,392
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/15	1,500	1,713
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.240%	11/5/10	5,499	5,499
Illinois Finance Auth. Solid Waste Rev. (Waste Management Incorporated Project) PUT	1.450%	10/3/11	1,750	1,750
Illinois GO	5.000%	3/1/11	8,350	8,455
Illinois GO	5.000%	6/1/11	9,600	9,808
Illinois GO	5.000%	1/1/16	25,000	27,453
Illinois GO TAN	3.000%	5/20/11	36,100	36,397
1 Illinois GO TOB VRDO	0.880%	11/5/10	3,750	3,750
1 Illinois GO TOB VRDO	1.270%	11/5/10	29,915	29,915
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	4.375%	7/1/14	4,805	5,078
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp.) VRDO	0.250%	11/5/10	30,100	30,100
Illinois Regional Transp. Auth. Rev. PUT	1.350%	6/3/11	33,200	33,200
Illinois State Build Rev.	5.000%	6/15/16	10,000	11,484
1 Illinois State Toll Highway Auth. Toll Highway Rev. TOB VRDO	0.280%	11/5/10	5,335	5,335
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.290%	11/5/10	20,550	20,550
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.290%	11/5/10	58,275	58,275
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	0.280%	11/5/10	39,490	39,490
				679,675
Indiana (1.8%)
Indiana Bond Bank Rev.	5.375%	4/1/12 (2)(Prere.)	2,500	2,677
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/11	1,000	1,038
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/12	1,700	1,815
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14	1,415	1,585
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.280%	11/5/10 LOC	34,200	34,200
Indiana Finance Auth. Rev.	5.000%	7/1/11	1,270	1,306
Indiana Finance Auth. Rev.	5.000%	7/1/11	2,305	2,371
Indiana Finance Auth. Rev.	5.000%	7/1/12	1,495	1,598
Indiana Finance Auth. Rev.	5.000%	7/1/12	3,415	3,649
Indiana Finance Auth. Rev.	5.000%	11/1/12	12,130	13,115
Indiana Finance Auth. Rev. (Ascension Health) PUT	1.250%	5/16/12	24,325	24,430
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,380
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,863
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,700	3,089
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.290%	11/5/10 (13)	10,090	10,090
1 Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	0.270%	11/5/10	18,110	18,110
Indianapolis IN Gas Util. Rev.	5.000%	6/1/11	4,225	4,324
Indianapolis IN Gas Util. Rev.	5.000%	6/1/12	8,870	9,409
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/11	1,000	1,032
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/13	1,000	1,114
Purdue Univ. Indiana Univ. Rev.	4.000%	7/1/14	2,085	2,309
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12	12,500	12,913
1 Wayne Township IN School Building Corp. Marion County TOB VRDO	0.270%	11/5/10 LOC	5,025	5,025
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14	35,000	35,658
				218,100
Iowa (0.3%)
Iowa Finance Auth. Health Care Fac. Rev. (Genesis Health System)	4.000%	7/1/12	1,860	1,931
Iowa Finance Auth. Health Fac. Rev. (Great River Medical Center Project) VRDO	0.310%	11/1/10 LOC	5,200	5,200
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/12 (12)	1,540	1,615
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,530
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) PUT	5.000%	8/15/12	5,500	5,874
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	2.100%	12/1/11 (ETM)	8,000	8,138
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	4.000%	12/1/11	1,000	1,040
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	5.000%	12/1/12	1,700	1,857
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	5.000%	12/1/15	1,400	1,645
				30,830
Kansas (0.7%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/11	1,755	1,824
Kansas Dept. of Transp. Highway Rev. VRDO	0.260%	11/5/10	26,550	26,550
Kansas Dept. of Transp. Highway Rev. VRDO	0.260%	11/5/10	30,000	30,000
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	4.000%	11/15/13	1,000	1,081

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	4.500%	11/15/14	2,500	2,789
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/14	5,150	5,658
Newton KS Hosp. Rev. (Newton Healthcare Corp.) VRDO	0.500%	11/5/10 LOC	4,905	4,905
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	3.000%	11/15/11	500	509
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	4.500%	11/15/12	1,000	1,060
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	5.000%	11/15/13	2,000	2,184
Wichita KS Hosp. Fac. Refunding and Improvement Rev. (Via Christi Health System, Inc.)	5.000%	11/15/14	2,000	2,216
Wichita KS Hosp. Fac. Rev. (Via Christi Health System, Inc.)	5.000%	11/15/14	2,060	2,285
				81,061
Kentucky (0.6%)
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	2.000%	2/1/11	1,000	1,002
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	3.000%	2/1/12	1,000	1,016
Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	3.500%	11/10/10	5,000	5,005
Kentucky Property & Building Comm. Rev.	5.000%	11/1/10 (ETM)	15,230	15,234
2 Kentucky Property & Building Comm. Rev.	5.000%	11/1/15	4,000	4,625
Kentucky Rural Water Finance Corp. Rev. Public Project Construction RAN	1.250%	1/1/11	17,000	17,014
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/12	4,335	4,654
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/13	3,730	4,142
Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.375%	12/1/11	10,000	10,286
1 Louisville & Jefferson County KY Metro. Sewer Dist. TOB VRDO	0.290%	11/5/10 (13)	6,640	6,640
				69,618
Louisiana (0.8%)
Louisiana Fac. Corp. Lease Rev. (Capitol Complex Project)	5.000%	3/1/14	2,900	3,201
Louisiana Gasoline and Fuel Tax Rev. PUT	1.030%	6/1/13	25,100	25,136
Louisiana GO VRDO	0.250%	11/5/10 LOC	6,505	6,505
Louisiana Local Govt. Environment Fac. Community Dev. Auth. Rev.	4.000%	10/1/12	2,000	2,110
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	1.600%	10/1/12	4,000	4,000
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	4,989
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,486
1 Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries) TOB VRDO	0.380%	11/5/10 (4)	3,330	3,330
Louisiana Public Fac. Auth. Rev. (Christus Health)	5.000%	7/1/12 (4)	6,000	6,328
Louisiana Public Fac. Auth. Rev. (Christus Health)	5.000%	7/1/13 (4)	6,000	6,473
Louisiana Public Fac. Auth. Rev. (Christus Health)	5.000%	7/1/14 (4)	9,785	10,667
Louisiana Public Fac. Auth. Rev. (Entergy Gulf States Project)	2.875%	11/1/15	1,750	1,757
1 Louisiana State Gas & Fuels Tax Rev TOB VRDO	0.290%	11/5/10 (4)	5,885	5,885
Orleans Parish LA GO	3.000%	9/1/11 (4)	8,000	8,142
Orleans Parish LA GO	4.000%	9/1/12 (4)	1,500	1,581
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,693
				96,283
Maine (0.5%)
Falmouth ME BAN	3.000%	2/15/11	28,000	28,211
Maine Health & Higher Educ. Fac. Auth. Rev. (Bowdoin College) VRDO	0.280%	11/5/10 LOC	18,700	18,700
1 Maine Housing Auth. Mortgage Rev. TOB VRDO	0.280%	11/5/10	7,995	7,995
1 Maine State Turnpike Auth. Turnpike Rev. TOB VRDO	0.330%	11/5/10	10,010	10,010
				64,916
Maryland (0.7%)
Maryland GO	5.000%	2/1/11	15,000	15,182
Maryland GO	5.000%	3/1/11	14,375	14,606
Maryland GO	5.250%	3/1/12	3,000	3,195
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	11/15/11	5,000	5,231
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.000%	7/1/11	750	764
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/12	1,000	1,062
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	6,500	7,087
Maryland Transp. Auth. Rev.	5.000%	3/1/11	22,380	22,744
Maryland Transp. Auth. Rev.	5.000%	3/1/14	7,480	8,507
				78,378
Massachusetts (3.2%)
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.380%	11/5/10	5,295	5,295
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/13	8,000	8,689
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.240%	11/5/10	37,000	37,000
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	2.875%	10/1/14	5,000	5,261
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	2.875%	10/1/14	2,500	2,630
Massachusetts GO	0.520%	11/5/10	18,000	18,003
Massachusetts GO	0.660%	11/5/10	20,630	20,646
Massachusetts GO	0.810%	11/5/10	7,500	7,510
Massachusetts GO	5.500%	1/1/11	8,560	8,637
Massachusetts GO	5.250%	11/1/11 (Prere.)	10,000	10,480
Massachusetts GO	5.250%	11/1/11 (Prere.)	15,000	15,720
Massachusetts GO	6.000%	11/1/11	10,810	11,418
Massachusetts GO	5.000%	1/1/15	4,000	4,622
1 Massachusetts GO TOB VRDO	0.380%	11/5/10 LOC	28,940	28,940

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev. (Amherst College) PUT	2.750%	1/5/12	4,000	4,099
Massachusetts Health & Educ. Fac. Auth. Rev. (Bentley College) VRDO	0.240%	11/5/10 LOC	27,300	27,300
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/12	3,000	3,148
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.280%	11/5/10	7,500	7,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	4.000%	10/1/12	5,000	5,264
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/12	2,500	2,680
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.125%	2/16/12	6,000	6,197
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	13,000	13,512
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	0.240%	11/5/10	13,385	13,385
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.280%	11/5/10 (4)	3,920	3,920
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.380%	11/5/10 LOC	20,820	20,820
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.380%	11/5/10 (4)LOC	19,875	19,875
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.380%	11/5/10 LOC	30,090	30,090
Massachusetts Water Resources Auth. Rev. VRDO	0.290%	11/5/10	40,090	40,090
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.750%	6/15/11 (14)	3,415	3,429
				386,160
Michigan (2.4%)
Detroit MI GO	5.000%	4/1/11 (12)	8,465	8,543
Detroit MI GO	5.000%	4/1/12 (12)	8,860	9,108
Detroit MI Sewer System Rev.	5.000%	7/1/13 (Prere.)	14,935	16,649
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (14)	3,325	3,421
Macomb County MI Rev.	5.875%	11/15/13 (Prere.)	9,590	11,054
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (14)	6,250	6,378
Michigan Building Auth. Rev.	5.500%	10/15/16	1,935	2,013
Michigan Finance Auth. State Aid RAN	2.000%	8/19/11	7,500	7,573
Michigan GO	5.000%	5/1/11	5,000	5,119
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/15	3,000	3,441
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	4/1/11	5,935	6,039
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12	10,000	10,407
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	1.500%	6/1/12	16,000	16,064
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	4.000%	11/15/13	1,000	1,040
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	4.000%	11/15/14	1,500	1,566
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System) VRDO	0.250%	11/5/10 LOC	41,225	41,225
Michigan Hosp. Finance Auth. Rev. (McClaren Health) VRDO	0.250%	11/5/10 LOC	23,910	23,910
Michigan Hosp. Finance Auth. Rev. (Trinity Health)	4.000%	12/1/13	1,000	1,072
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	3,000	3,089
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/12	1,910	2,068
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/12	3,065	3,319
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,139
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,713
Michigan State Univ. Board of Trustees VRDO	0.270%	11/5/10	33,305	33,305
Michigan Strategic Fund (Detroit Edison) PUT	3.050%	12/3/12	9,000	9,212
Michigan Strategic Fund (Evangelical Homes) VRDO	0.280%	11/5/10 LOC	7,705	7,705
Michigan Trunk Line Rev.	5.000%	11/1/10 (14)	3,540	3,541
Oakland County MI Econ. Dev. Corp. (Cranbrook Educ. Community Project) VRDO	0.270%	11/5/10 LOC	3,475	3,475
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	5.000%	8/1/15	2,500	2,690
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	4.000%	7/1/11	1,675	1,696
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	4.000%	7/1/12	2,150	2,213
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,393
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,484
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,388
1 Saginaw Valley State Univ. MI TOB VRDO	0.330%	11/5/10 (4)	5,000	5,000
Univ. of Michigan Univ. Rev.	4.000%	4/1/15	9,600	10,761
Wayne MI Univ. of Michigan Univ. Rev.	5.000%	11/15/12	1,500	1,625
Wayne MI Univ. of Michigan Univ. Rev.	5.000%	11/15/13	1,540	1,720
1 Western Michigan Univ. GO TOB VRDO	0.300%	11/5/10 (4)	4,995	4,995
				284,153
Minnesota (0.9%)
Minnesota GO	5.000%	11/1/10	10,000	10,003
Minnesota GO	3.000%	12/1/10	5,535	5,548
Minnesota GO	4.000%	8/1/11	19,990	20,549
Minnesota GO	4.000%	12/1/11	11,725	12,193
Minnesota GO	4.000%	8/1/12	17,810	18,912
2 Minnesota Public Fac. Auth. Rev. (State Revolving Fund)	5.000%	3/1/15	11,180	12,990
2 Minnesota Public Fac. Auth. Rev. (State Revolving Fund)	5.000%	3/1/16	11,535	13,625
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/12	1,000	1,052
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/13	1,000	1,077
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/14	1,000	1,095
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/11	2,000	2,050
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/12	5,000	5,296
				104,390

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.4%)
Jackson State Univ. MS Educ. Building Corp. PUT	5.000%	3/1/11 (Prere.)	4,745	4,820
Medical Center Educ. Building Corp. Mississippi Rev.	4.000%	6/1/12	1,250	1,311
Medical Center Educ. Building Corp. Mississippi Rev.	4.000%	6/1/14	1,000	1,088
Mississippi Business Finance Corp Gulf Opportunity Zone IDR (Chevron USA Inc. Project) VRDO	0.240%	11/5/10	18,400	18,400
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	1.800%	11/1/10	8,200	8,200
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	1.750%	9/1/11	1,600	1,600
Mississippi GO (Nissan Project) VRDO	0.280%	11/5/10	14,315	14,315
				49,734
Missouri (2.1%)
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.280%	11/5/10 LOC	8,900	8,900
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.280%	11/5/10 LOC	11,935	11,935
Kansas City MO Special Obligation VRDO	0.280%	11/5/10 LOC	28,825	28,825
Kansas City MO Water Rev.	4.000%	12/1/10	3,750	3,762
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.250%	11/5/10	37,080	37,080
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.260%	11/5/10 LOC	12,500	12,500
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.270%	11/5/10 LOC	5,000	5,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.290%	11/5/10 LOC	5,675	5,675
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.290%	11/5/10 LOC	17,325	17,325
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.290%	11/5/10 LOC	14,250	14,250
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System) VRDO	0.290%	11/5/10 LOC	33,500	33,500
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	1.250%	5/16/12	15,950	16,073
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	1.250%	5/16/12	29,100	29,298
1 Missouri Health & Educ. Fac. Auth. TOB VRDO	0.280%	11/1/10	8,910	8,910
2 Missouri Highways & Transp. Comm. Road Rev.	3.000%	2/1/13	15,500	16,349
				249,382
Montana (0.1%)
Montana Fac. Finance Auth. Rev.	5.000%	1/1/13	3,035	3,278
Montana Fac. Finance Auth. Rev.	5.000%	1/1/14	6,135	6,818
				10,096
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Rev. (Project No. 2) VRDO	0.280%	11/5/10	9,955	9,955
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.000%	1/15/11	1,405	1,416
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.290%	11/5/10 (13)	5,665	5,665
1 Omaha NE Public Power District Seperate Electric Rev. TOB VRDO	0.270%	11/5/10 LOC	18,310	18,310
				35,346
Nevada (2.0%)
Clark County NV Airport Improvement Rev.	5.250%	7/1/11 (Prere.)	4,245	4,387
Clark County NV Airport Rev. BAN	5.000%	7/1/12	30,000	31,732
Clark County NV Bond Bank GO	5.000%	6/1/12 (ETM)	5,000	5,358
Clark County NV GO	5.000%	11/1/11	7,315	7,649
Clark County NV GO	5.000%	11/1/12	6,755	7,326
Clark County NV Highway Improvement Motor Vehicle Fuel Tax	5.000%	7/1/11 (2)	7,120	7,324
Clark County NV Ind. Dev. Rev. (Southwest Gas Corp.) VRDO	0.280%	11/5/10 LOC	5,900	5,900
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/11	3,595	3,701
2 Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	3.000%	7/1/12	2,000	2,067
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/12	2,700	2,876
2 Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	4.000%	7/1/13	2,000	2,144
Clark County NV School Dist. GO	5.000%	6/15/11 (14)	8,000	8,231
Clark County NV School Dist. GO	5.250%	6/15/11 (14)	15,000	15,459
Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	6,000	6,347
Clark County NV School Dist. GO	5.000%	6/15/13 (14)	9,645	10,626
Clark County NV School Dist. GO	5.250%	6/15/13 (14)	20,335	22,681
1 Clark County NV School Dist. GO TOB VRDO	0.270%	11/5/10	12,525	12,525
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/11 (14)	5,000	5,129
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/12 (14)	5,125	5,461
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13	500	550
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/14	250	281
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/15	500	572
1 Las Vegas Valley Water Dist. Nevada GO TOB VRDO	0.270%	11/5/10	40,985	40,985
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding	5.000%	2/1/11	2,925	2,958
Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/11 (4)	6,215	6,314
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/11 (14)	5,210	5,471
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/12	2,545	2,714
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/13	4,000	4,409
Nevada GO	5.000%	12/1/10 (4)	3,640	3,655
1 Nevada System of Higher Educ. Univ. Rev. TOB VRDO	0.330%	11/5/10	7,585	7,585
				242,417

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire (0.1%)
New Hampshire GO	5.000%	8/15/14	2,500	2,874
New Hampshire GO	5.000%	2/15/15	1,285	1,492
New Hampshire GO	5.000%	8/15/15	5,000	5,868
				10,234
New Jersey (3.7%)
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	10,000	10,911
Garden State Preservation Trust New Jersey	5.500%	11/1/14 (4)	6,725	7,847
New Jersey Building Auth. Rev.	5.000%	12/15/11	10,415	10,925
New Jersey Building Auth. Rev.	5.000%	12/15/12	11,145	12,127
New Jersey Building Auth. Rev.	5.000%	12/15/13	11,710	13,127
New Jersey COP	5.000%	6/15/12	3,800	4,038
New Jersey COP	5.000%	6/15/13	5,000	5,445
New Jersey COP	5.000%	6/15/14	5,120	5,688
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/12	7,570	8,044
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/11 (ETM)	5,055	5,136
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/11 (ETM)	4,500	4,677
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.500%	12/1/13	8,200	8,884
New Jersey GO	6.000%	2/15/13 (3)	15,000	16,713
New Jersey GO	6.000%	2/15/13	5,000	5,571
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/11	3,200	3,323
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	10/1/12	3,995	4,255
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	0.270%	11/5/10 LOC	16,500	16,500
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	4.000%	12/1/13	8,470	8,909
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/13	2,500	2,708
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/15	2,500	2,772
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (Prere.)	2,025	2,154
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/13 (4)	5,705	6,477
New Jersey Turnpike Auth. Rev. VRDO	0.290%	11/5/10 LOC	85,500	85,500
New Jersey Turnpike Auth. Rev. VRDO	0.340%	11/5/10 (4)	60,650	60,650
Salem County NJ PCR (Public Service Electric & Gas) PUT	0.950%	11/1/11	16,500	16,500
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12 (Prere.)	12,900	14,035
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	17,285	18,840
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	14,000	15,997
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/24 (Prere.)	13,825	14,271
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/32 (Prere.)	28,055	29,804
Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/32 (Prere.)	19,140	21,491
				443,319
New Mexico (1.4%)
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/15	4,400	4,834
New Mexico Educ. Assistance Foundation Rev.	4.000%	12/1/15	3,800	4,184
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/13	4,000	4,524
New Mexico GO	5.000%	3/1/13	5,535	6,106
New Mexico GO	5.000%	3/1/13	7,845	8,654
New Mexico GO	5.000%	3/1/14	9,405	10,689
1 New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) TOB VRDO	0.280%	11/5/10	7,000	7,000
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
(Presbyterian Healthcare Services) VRDO	0.280%	11/5/10	28,000	28,000
New Mexico Mun. Energy Acquisition Auth. (Gas Supply) VRDO	0.280%	11/5/10	10,000	10,000
New Mexico Severance Tax Rev.	4.000%	7/1/11	28,145	28,848
New Mexico Severance Tax Rev.	5.000%	7/1/11	2,035	2,099
New Mexico Severance Tax Rev.	5.000%	7/1/13	27,900	31,102
New Mexico Severance Tax Rev.	5.000%	7/1/15	9,150	10,657
New Mexico Severance Tax Rev.	5.000%	7/1/16	7,445	8,777
				165,474
New York (7.9%)
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/11	1,000	1,023
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/13	4,620	5,088
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/14	8,000	9,002
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/15	8,320	9,495
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/10	2,000	2,004
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/10	12,730	12,757
Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/12	20,000	21,540
Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14	3,485	3,910
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	20,000	22,055
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.300%	11/5/10 (13)	11,780	11,780
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.300%	11/5/10 (4)	6,805	6,805
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.380%	11/5/10 (4)	3,625	3,625
Nassau County NY Sewer & Storm Water Finance Auth. Rev.	5.000%	11/1/12	4,980	5,400
New York City NY Cultural Resources Rev. (Trust for Cultural Resources) PUT	2.750%	7/1/12	8,000	8,225

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.250%	11/1/10 (ETM)	6,120	6,122
New York City NY GO	5.250%	11/1/10 (2)	1,595	1,595
New York City NY GO	5.000%	8/1/12	27,760	29,844
New York City NY GO	5.250%	8/1/12	8,535	9,213
New York City NY GO	5.000%	8/1/14	11,525	13,089
1 New York City NY GO TOB VRDO	0.280%	11/5/10	8,900	8,900
New York City NY GO VRDO	0.240%	11/5/10 LOC	15,000	15,000
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,655	6,981
New York City NY Health & Hosp. Corp. Rev. (Health System)	5.000%	2/15/15	1,500	1,691
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	11/1/11	15,740	16,335
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	5/1/12	10,960	11,558
New York City NY Housing Dev. Corp. Multi-Family Rev. PUT	2.500%	12/27/13	27,745	27,759
1 New York City NY Housing Dev. Corp. Rev. (Multi-Family Housing) TOB VRDO	0.280%	11/5/10	6,975	6,975
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.230%	11/5/10	24,325	24,325
New York City NY Transitional Finance Auth. Rev.	5.250%	2/1/11	4,000	4,045
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	4,950	5,180
New York City NY Transitional Finance Auth. Rev. Future Tax	4.000%	11/1/11	33,810	35,036
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/13	44,335	49,915
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/14	25,760	29,682
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/15	10,000	11,731
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.290%	11/5/10 (4)	25,650	25,650
New York Liberty Dev. Corp. Rev. PUT	0.320%	11/18/10	50,000	50,000
New York State Dormitory Auth. Rev.	4.000%	2/15/12	2,230	2,325
New York State Dormitory Auth. Rev.	4.000%	7/1/14	1,270	1,387
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/12	5,000	5,272
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	8/15/12	7,025	7,546
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	2/15/15	2,000	2,266
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/15	5,000	5,716
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/11	7,720	7,855
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/12	20,000	21,135
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12	3,890	4,124
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/12	8,140	8,631
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/15	14,025	16,143
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/16	10,000	11,635
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (14)	6,200	6,289
New York State Dormitory Auth. Rev. Non State Supported Debt (Rockefellar Univ.) VRDO	0.260%	11/5/10	10,800	10,800
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/15	11,410	13,166
1 New York State Dormitory Auth. Rev. State Supported Debt (State Univ.) TOB VRDO	0.280%	11/5/10	8,995	8,995
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) PUT	3.000%	6/3/13	5,000	5,059
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) PUT	3.000%	6/3/13	5,000	5,059
New York State Housing Finance Agency Rev. (320 West 38th Street) VRDO	0.260%	11/5/10 LOC	20,000	20,000
New York State Local Govt. Assistance Corp. VRDO	0.280%	11/5/10	8,800	8,800
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/12	6,955	7,624
New York State Thruway Auth. Rev.	4.000%	7/15/11	40,000	41,025
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/11	4,280	4,364
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/12	3,770	4,007
New York State Thruway Auth. Rev. (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15	7,000	8,098
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/15	15,000	17,235
New York State Urban Dev. Corp. Rev.	3.000%	12/15/10	3,835	3,848
New York State Urban Dev. Corp. Rev.	5.000%	1/1/12	5,000	5,252
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/14	27,035	31,156
New York State Urban Dev. Corp. Rev. (Service Contract)	4.000%	1/1/12	8,665	9,001
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/13	14,475	15,739
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/15	27,900	31,774
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/16	25,000	28,867
Oyster Bay NY GO	5.000%	2/15/11	1,000	1,014
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	20,000	21,014
1 Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.290%	11/5/10	11,545	11,545
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.260%	11/5/10 (4)	18,000	18,000
				945,101
North Carolina (3.2%)
Charlotte NC Airport Rev.	5.000%	7/1/12	6,530	6,980
Charlotte NC Airport Rev.	5.000%	7/1/14	2,485	2,803
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	3.000%	1/15/11	3,000	3,017
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.250%	11/5/10	16,535	16,535
Guilford County NC GO	5.000%	2/1/11	8,230	8,329
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.350%	11/5/10 (4)	5,025	5,025
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.350%	11/5/10 (4)	6,565	6,565
1 Johnston NC Memorial Hosp. Auth. Rev. TOB VRDO	0.350%	11/5/10 (4)	6,000	6,000
Mecklenburg County NC COP	5.000%	2/1/11	1,000	1,012
Mecklenburg County NC GO	4.000%	2/1/11	2,000	2,019
Mecklenburg County NC GO	5.000%	2/1/11	10,480	10,607

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mecklenburg County NC GO	4.000%	3/1/11	5,000	5,064
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/11	3,000	3,048
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/12	5,000	5,306
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/13	2,700	2,975
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/14	5,005	5,681
North Carolina Eastern Muni. Power Agency Power Systems Rev.	5.000%	1/1/15	5,000	5,617
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	5,000	5,417
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14	2,170	2,404
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	2,000	2,247
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/15	8,000	8,669
North Carolina GO	5.500%	3/1/11	16,510	16,803
North Carolina GO	5.000%	4/1/11	10,000	10,200
North Carolina GO	5.500%	3/1/13	9,000	10,028
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.280%	11/5/10	47,070	47,070
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.260%	11/5/10 LOC	22,050	22,050
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.350%	11/5/10 LOC	9,300	9,300
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/13	1,560	1,708
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/14	2,495	2,806
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/15	1,500	1,707
1 North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) TOB VRDO	0.280%	11/5/10	5,000	5,000
North Carolina Medical Care Comm. Hosp. Rev. (Baptist Hosp.) VRDO	0.290%	11/5/10 LOC	9,360	9,360
North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	0.280%	11/5/10 LOC	19,980	19,980
North Carolina Muni. Power Agency Rev.	5.250%	1/1/13	6,000	6,536
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13 (ETM)	4,540	5,011
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13	9,635	10,562
North Carolina State Grant Antic Rev.	4.000%	3/1/11	5,420	5,489
North Carolina State Grant Antic Rev.	5.000%	3/1/13	11,740	12,933
1 The Charlotte-Mecklenburg Hosp. North Carolina Health Care Auth. TOB VRDO	0.300%	11/5/10	6,150	6,150
Univ. of North Carolina Chapel Hill Foundation VRDO	0.270%	11/5/10	11,300	11,300
Univ. of North Carolina Chapel Hill Foundation VRDO	0.280%	11/5/10	19,700	19,700
Wake County NC GO	4.000%	2/1/14	16,060	17,700
Wake County NC Public Improvement GO	5.000%	3/1/11	16,000	16,257
				382,970
Ohio (4.5%)
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Akron General Health) VRDO	0.260%	11/5/10 LOC	20,100	20,100
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/12	4,440	4,720
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/13	21,675	23,691
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.280%	11/1/10 LOC	1,900	1,900
1 American Muni. Power Ohio Inc. Rev. (Prairie State Energy Campus Project) TOB VRDO	0.300%	11/5/10 (12)	4,500	4,500
Cleveland OH Water Rev. VRDO	0.250%	11/5/10 LOC	2,000	2,000
Columbus OH GO	5.000%	7/1/11	1,500	1,548
Columbus OH GO	5.000%	9/1/11	5,605	5,826
Columbus OH GO	5.000%	9/1/11	5,440	5,655
Columbus OH GO	5.000%	7/1/12	1,250	1,345
Delaware City OH BAN	1.500%	12/21/10	3,500	3,505
Franklin County OH Hosp. Rev. (Nationwide Childrens) VRDO	0.250%	11/5/10	26,770	26,770
Franklin County OH Hosp. Rev. (Nationwide Childrens) VRDO	0.250%	11/5/10	1,180	1,180
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.240%	11/5/10	8,155	8,155
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.240%	11/5/10	25,655	25,655
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.250%	11/5/10	41,620	41,620
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.270%	11/5/10	43,000	43,000
Hamilton County OH Sewer System Rev.	5.000%	12/1/10 (14)	4,980	5,001
Lorain County OH Hosp. Fac. Rev. (EMH Regional Medical Center) VRDO	0.280%	11/5/10 LOC	7,600	7,600
Mahoning County OH BAN	2.000%	11/16/10	4,000	4,002
Middletown OH Hosp. Fac. Rev. (Atrium Medical Center) VRDO	0.260%	11/5/10 LOC	27,915	27,915
Middletown OH Hosp. Fac. Rev. (Atrium Medical Center) VRDO	0.260%	11/5/10 LOC	12,000	12,000
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	5.000%	11/12/13	8,000	8,835
Ohio Air Quality Dev. Auth. PCR (Columbus Southern Power) PUT	3.875%	6/1/14	3,500	3,590
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11	10,000	10,132
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	3.000%	4/2/12	2,900	2,921
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	3.000%	4/2/12	5,500	5,555
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	4.750%	8/1/12	14,000	14,626
Ohio Air Quality Dev. Auth. PCR (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,099
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	17,155
Ohio GO	5.000%	5/1/11 (ETM)	2,315	2,370
Ohio GO	3.000%	8/1/11	11,540	11,774
Ohio GO	4.000%	8/1/11	7,460	7,668
Ohio GO	5.000%	8/1/11 (14)	3,000	3,106
Ohio GO	5.000%	5/1/12	2,100	2,244
Ohio GO	5.000%	8/1/12	9,800	10,568
Ohio GO	5.000%	9/15/15	10,000	11,665
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/10	9,000	9,042

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Clinic Health) TOB VRDO	0.280%	11/5/10	6,275	6,275
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	0.260%	11/1/10	1,600	1,600
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	0.290%	11/5/10 LOC	5,760	5,760
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.) VRDO	0.350%	11/5/10 LOC	6,300	6,300
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/14	3,000	3,442
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	3.000%	1/15/11	5,235	5,250
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	5.000%	1/15/14	625	677
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	5.000%	1/15/15	500	545
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	13,065
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/12	10,000	10,714
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,327
Ohio State Hosp. Rev. (Univ. Hosp Health System, Inc.) VRDO	0.260%	11/5/10 LOC	25,675	25,675
Ohio Water Dev. Auth. PCR	5.050%	6/1/12 (Prere.)	11,780	12,645
1 Ohio Water Dev. Auth. Rev. Fresh Water TOB VRDO	0.380%	11/5/10	9,940	9,940
Ohio Water Dev. Auth. Solid Waste Disposal Rev. (Waste Management Project) PUT	2.625%	1/2/13	4,000	4,024
Ohio Water Dev. Auth. Solid Waste Rev. (Waste Management Inc. Project) PUT	1.500%	12/1/10	4,500	4,501
Salem OH Hosp. Rev. (Salem Community Hosp Project) VRDO	0.250%	11/5/10 LOC	17,185	17,185
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/11	2,500	2,523
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/14 (4)	2,440	2,714
				541,200
Oklahoma (0.8%)
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/12	1,875	1,996
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.270%	11/5/10 (12)	16,610	16,610
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.280%	11/5/10 (12)	33,205	33,205
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.270%	11/5/10 (12)	16,200	16,200
Oklahoma Muni Power Auth. Power Supply System Rev. PUT	3.875%	7/1/12 (4)	5,000	5,230
Oklahoma State Muni Power Auth. Power Supply System Rev. PUT	1.030%	8/1/13	7,000	6,917
Oklahoma Transp. Auth. Turnpike System Rev. Refunding	5.375%	1/1/12 (2)	11,900	12,593
1 Tulsa County OK Ind. Auth. Health Care Rev. (St. Francis Health System) TOB VRDO	0.300%	11/5/10	7,620	7,620
				100,371
Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System) PUT	5.000%	7/15/12	7,000	7,405
Gilliam County OR Solid Waste Disposal Rev. (Waste Management Incorporated Project) PUT	1.700%	9/1/11	1,500	1,500
Oregon State Dept. Administrative Services	5.000%	5/1/12	2,500	2,662
Oregon State Dept. Administrative Services	5.000%	4/1/14	2,000	2,267
Oregon State Dept. Transp. Highway Usertax Rev.	4.000%	11/15/11	2,000	2,075
Oregon State Fac. Auth. Rev. (PeaceHealth)	3.000%	3/15/11	12,430	12,504
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/13	1,000	1,071
Oregon State Fac. Auth. Rev. (PeaceHealth)	4.000%	11/1/13	500	536
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/14	1,050	1,143
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/15	1,500	1,650
				32,813
Pennsylvania (5.0%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	3.000%	5/15/11	3,500	3,547
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/11	1,750	1,799
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/11	1,500	1,556
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	4.000%	5/15/12	5,000	5,225
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/12	2,000	2,126
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/13	10,000	10,907
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/14	10,500	11,729
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/15	8,350	9,430
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) PUT	1.330%	8/1/13	10,000	9,864
Delaware County PA GO	5.000%	10/1/12	1,115	1,210
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	10,000	10,472
Governor Mifflin PA School Dist. VRDO	0.320%	11/5/10 (4)	14,970	14,970
Governor Mifflin PA School Dist. VRDO	0.320%	11/5/10 (4)	13,225	13,225
1 Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	0.270%	11/5/10 LOC	3,280	3,280
Lehigh County PA General Purpose Hosp. Auth. Rev. (Muhlenberg College) VRDO	0.270%	11/5/10 LOC	6,875	6,875
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/13	2,000	2,156
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/14	2,670	2,913
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.260%	11/5/10	11,635	11,635
Pennsylvania Econ. Dev. Auth. Rev.	5.000%	6/15/12	3,730	3,975
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	8,250	8,291
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	5,000	5,025
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	4,250	4,271
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project)	2.750%	9/1/13	4,500	4,551
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project) PUT	2.625%	12/3/12	11,375	11,473
Pennsylvania GO	5.000%	3/15/11	9,120	9,283
Pennsylvania GO	5.000%	7/1/11 (14)	30,935	31,917
Pennsylvania GO	5.000%	9/1/11	14,430	14,997
Pennsylvania GO	5.100%	5/1/12 (4)(Prere.)	6,800	7,277

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	4/15/13	10,745	11,885
Pennsylvania GO	4.000%	7/15/13	16,995	18,506
Pennsylvania GO	5.000%	9/1/13	4,300	4,819
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,793
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	3.500%	5/15/12	3,000	3,106
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	5.000%	5/15/15	4,250	4,800
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/11	5,000	5,141
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev.
(Philadelphia Funding Program)	4.000%	6/15/11	3,000	3,069
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev.
(Philadelphia Funding Program)	5.000%	6/15/11	2,270	2,336
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev.
(Philadelphia Funding Program)	5.000%	6/15/12	8,470	9,076
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev.
(Philadelphia Funding Program)	5.000%	6/15/12	2,750	2,947
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev.
(Philadelphia Funding Program)	5.000%	6/15/13	13,945	15,449
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev.
(Philadelphia Funding Program)	5.000%	6/15/13	3,000	3,326
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev.
(Philadelphia Funding Program)	5.000%	6/15/14	8,000	9,099
Pennsylvania State Turnpike Comm. Rev. VRDO	0.300%	11/5/10	53,883	53,882
Pennsylvania State Turnpike Comm. Rev. VRDO	0.310%	11/5/10	19,103	19,103
1 Pennsylvania State Univ. Rev. TOB VRDO	0.360%	11/5/10	12,730	12,730
Pennsylvania Turnpike Comm. Rev.	0.800%	11/5/10	13,000	13,021
Pennsylvania Turnpike Comm. Rev.	0.900%	11/5/10	12,000	12,020
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/11 (12)	1,780	1,807
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/14	8,095	9,075
Pennsylvania Turnpike Comm. Rev. VRDO	0.270%	11/5/10 (4)	22,030	22,030
Pennsylvania Turnpike Comm. Rev. VRDO	0.270%	11/5/10 LOC	24,200	24,200
Philadelphia PA Airport Parking Auth.	5.000%	9/1/11	3,000	3,096
Philadelphia PA Airport Parking Auth.	5.000%	9/1/12	3,000	3,173
2 Philadelphia PA Airport Rev.	5.000%	6/15/14	1,000	1,110
2 Philadelphia PA Airport Rev.	5.000%	6/15/15	3,100	3,481
Philadelphia PA Auth. IDR (Girard Estate Aramark Project) VRDO	0.270%	11/5/10 LOC	11,450	11,450
Philadelphia PA Auth. IDR (Inglis House Project) VRDO	0.270%	11/5/10	5,400	5,400
Philadelphia PA IDA Rev. VRDO	0.270%	11/5/10 LOC	39,200	39,200
Philadelphia PA Water & Waste Water Rev.	5.000%	6/15/16	5,000	5,722
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.000%	6/1/11	5,000	5,120
St. Mary’s Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	0.280%	11/5/10	9,500	9,500
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	4.000%	9/15/11	1,000	1,032
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.000%	9/15/11	2,100	2,186
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.000%	9/15/12	8,090	8,768
Westmoreland County PA IDA Rev. (Excela Project)	3.500%	7/1/13	1,830	1,885
Westmoreland County PA IDA Rev. (Excela Project)	4.000%	7/1/14	1,380	1,448
				601,770
Puerto Rico (0.3%)
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11 (Prere.)	40,000	41,424

Rhode Island (0.2%)
Rhode Island Health & Educ. (Rogers Williams Univ.) VRDO	0.350%	11/5/10 LOC	17,930	17,930
Rhode Island State & Providence Plantations GO	5.000%	10/1/12	4,000	4,330
				22,260
South Carolina (1.4%)
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.270%	11/5/10	33,575	33,575
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/11	2,610	2,664
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/12	5,275	5,549
Greenville County SC Hosp. System Rev. VRDO	0.620%	11/5/10 LOC	34,000	34,000
Greenville County SC School Dist. GO	5.000%	12/1/15	5,000	5,763
1 Greer SC Combined Util. System Rev. TOB VRDO	0.270%	11/5/10 (13)	9,685	9,685
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/15	2,000	2,241
South Carolina Educ. Fac. Auth. VRDO	0.270%	11/5/10 LOC	7,000	7,000
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Sisters of Charity Providence Hosp.) VRDO	0.270%	11/5/10 LOC	21,880	21,880
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	2.000%	2/1/11	2,000	2,008
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	3.000%	2/1/12	1,000	1,022
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/13	1,000	1,072
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/14	2,000	2,188
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/15	1,000	1,105

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Econ. Dev. Auth. Rev. (Waste Management Inc.) PUT	1.800%	11/1/10	7,060	7,060
South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/14	3,000	3,372
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (Prere.)	7,000	7,309
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/14	14,220	16,103
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/15 (2)	4,295	4,973
Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.290%	11/5/10 (12)	5,120	5,120
				173,689
Tennessee (2.1%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	6/1/11	15,000	15,402
Hamilton County TN CP	0.600%	11/10/10	53,060	53,059
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/12	500	521
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.000%	4/1/13	645	685
Knox County TN GO	5.500%	4/1/11	3,000	3,066
1 Knoxville TN Waste Water System Rev. TOB VRDO	0.330%	11/5/10	7,480	7,480
Lewisburg TN Individual Dev. Board Rev. (Waste Management Project) PUT	2.500%	7/1/12	5,250	5,271
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	31,750	31,880
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)	5,000	5,612
Memphis TN Electric System Rev.	5.000%	12/1/14	25,000	28,828
Memphis TN Electric System Rev.	5.000%	12/1/15	25,000	29,278
Metro. Govt. of Nashville TN Airport Auth. Improvement Refunding	4.000%	7/1/14	4,450	4,863
Murfreesboro TN GO	5.000%	6/1/12	8,090	8,653
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	3/1/11 (12)	20,000	20,302
Shelby County TN GO	5.000%	4/1/11	1,000	1,020
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/11	3,300	3,367
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	6/1/12	5,000	5,257
Shelby County TN Health Educ. & Housing Fac. Board Rev.	4.000%	9/1/12	6,135	6,428
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/13	9,600	10,535
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/14	2,500	2,801
Tennessee GO	5.000%	5/1/12	3,500	3,739
Tennessee GO	5.000%	5/1/14	3,000	3,423
Tennessee State School Bond Auth.	5.000%	5/1/13	5,460	6,056
				257,526
Texas (10.3%)
Austin TX Electric Util. System Rev.	5.000%	11/15/10 (2)	5,000	5,010
1 Brownsville TX Util. System Rev. TOB VRDO	0.330%	11/5/10 (4)	6,060	6,060
1 Corpus Christi TX Util. Systems Rev. TOB VRDO	0.330%	11/5/10 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax TOB VRDO	0.280%	11/5/10	5,400	5,400
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/13 (12)	2,775	3,055
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/14 (12)	2,775	3,115
Dallas TX GO	5.000%	2/15/11	4,000	4,056
Dallas TX GO	5.000%	2/15/11	8,310	8,426
Dallas TX GO	5.000%	2/15/12	10,000	10,586
Dallas TX GO	5.000%	2/15/15	6,295	7,303
Dallas-Fort Worth TX International Airport Rev.	4.000%	11/1/12	3,500	3,712
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/13	4,000	4,452
Denton TX Independent School Dist. VRDO	0.290%	11/5/10	17,550	17,550
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,406
Fort Worth TX GO	4.000%	3/1/12	4,260	4,461
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,101
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Hermann Health) VRDO	0.290%	11/5/10 LOC	42,700	42,700
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/12	15,000	16,206
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.000%	2/15/13	4,335	4,682
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.000%	2/15/14	5,915	6,538
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/11	1,000	1,043
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/13	500	556
Harris County TX GO	6.000%	8/1/14 (14)	23,045	27,165
1 Harris County TX GO TOB VRDO	0.290%	11/5/10 (13)	9,600	9,600
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.280%	11/5/10	58,600	58,600
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.330%	11/5/10	10,000	10,000
Harris County TX Rev.	5.000%	10/1/12	3,000	3,276
Harris County TX Toll Road Rev.	5.375%	8/15/12 (Prere.)	3,250	3,537
Harris County TX Toll Road Rev.	5.375%	8/15/12 (Prere.)	6,000	6,529
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	5,000	5,369
Houston TX GO	5.000%	3/1/12 (14)	21,040	22,290
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.250%	11/5/10	10,400	10,400
Houston TX Independent School Dist. GO	4.000%	7/15/12	3,010	3,183
Houston TX Util. System Rev.	5.250%	5/15/14 (14)	2,500	2,860
Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	8,000	8,187
1 Houston TX Util. System Rev. TOB VRDO	0.300%	11/5/10 (4)	17,540	17,540
1 Houston TX Util. System Rev. TOB VRDO	0.330%	11/5/10 (4)	25,490	25,490

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Houston TX Util. System Rev. TOB VRDO	0.330%	11/5/10 (1)	9,995	9,995
Houston TX Water & Sewer System Rev.	5.250%	12/1/12 (Prere.)	10,260	11,248
Katy TX Independent School Dist. GO	5.000%	2/15/15	4,295	4,975
Lone Star College TX System Rev.	5.000%	8/15/12	615	664
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/15	2,000	2,284
Lubbock TX Electric Light & Power System Rev.	4.000%	4/15/14	1,890	2,050
Lubbock TX Electric Light & Power System Rev.	4.000%	4/15/15	1,125	1,228
Lubbock TX GO	5.000%	2/15/11	1,250	1,267
Lubbock TX GO	5.000%	2/15/12 (14)(Prere.)	4,355	4,611
Lubbock TX Health Fac. (St. Joseph) PUT	3.050%	10/16/12	17,550	17,883
Mansfield TX Independent School Dist. Rev.	5.000%	2/15/12	2,000	2,115
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	7,500	7,647
Montgomery County TX (Pass Thru Toll Rev.)	4.000%	3/1/12 (12)	2,000	2,091
Montgomery County TX (Pass Thru Toll Rev.)	5.000%	3/1/14 (12)	1,475	1,663
North Texas Tollway Auth. Rev.	5.000%	1/1/11	5,745	5,784
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	5,000	5,233
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	20,000	21,495
North Texas Tollway Auth. Rev. VRDO	0.250%	11/5/10 LOC	27,000	27,000
Northside TX Independent School Dist. PUT	2.100%	6/1/11	10,000	10,079
Northside TX Independent School Dist. PUT	1.500%	8/1/12	17,000	17,163
Northside TX Independent School Dist. PUT	1.750%	6/1/13	20,000	20,016
Plano TX Independent School Dist.	5.000%	2/15/11	1,460	1,480
Plano TX Independent School Dist.	4.000%	2/15/13	1,210	1,300
1 Port Arthur TX Independent School Dist. GO TOB VRDO	0.290%	11/5/10 (12)	7,660	7,660
Richardson TX Independent School Dist. GO VRDO	0.270%	11/5/10	20,300	20,300
San Antonio TX Electric & Gas Rev.	5.500%	2/1/11	16,085	16,300
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13 (ETM)	515	568
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	9,410	10,379
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	8,000	8,846
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,116
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	14,000	16,407
1 San Antonio TX Electric & Gas Rev. TOB VRDO	0.280%	11/5/10	7,000	7,000
1 San Antonio TX Electric & Gas TOB VRDO	0.300%	11/5/10	11,985	11,985
San Antonio TX GO PUT	3.625%	12/1/10 (Prere.)	865	868
San Antonio TX GO PUT	3.625%	12/1/10	29,135	29,220
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Project)	5.000%	8/15/12	2,745	2,905
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/13	1,155	1,242
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/14	1,785	1,933
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health) VRDO	0.260%	11/5/10 LOC	23,000	23,000
Tarrant County TX Health Fac. Dev. Corp. Hosp. Rev. (Cook Children’s Medical Center)	5.000%	12/1/15	1,580	1,812
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/11	3,850	3,910
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/12	5,000	5,298
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/13	2,000	2,197
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	2,500	2,564
Texas A & M Univ. Rev. Financing System	5.000%	5/15/12	7,000	7,486
Texas GO	4.000%	10/1/11	7,005	7,242
Texas GO	5.000%	10/1/12	7,000	7,603
Texas GO	5.000%	10/1/13	7,500	8,431
Texas GO	5.000%	10/1/14	8,370	9,649
Texas GO Public Finance Auth.	5.000%	10/1/11	4,000	4,172
1 Texas GO TOB VRDO	0.280%	11/5/10	73,750	73,750
1 Texas GO TOB VRDO	0.280%	11/5/10	8,685	8,685
1 Texas GO TOB VRDO	0.300%	11/5/10	12,190	12,190
Texas GO TRAN	2.000%	8/31/11	100,000	101,381
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/10	13,370	13,433
Texas State Transp. Comm. First Tier	5.000%	4/1/12	7,000	7,453
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,102
Texas State Univ. System Rev.	5.000%	3/15/11	3,000	3,053
Texas State Univ. System Rev.	5.000%	3/15/13	1,000	1,101
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/11	2,010	2,032
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/12	2,000	2,090
1 Texas Transp. Comm. Mobility Fund TOB VRDO	0.280%	11/5/10	11,040	11,040
Texas Transp. Comm. Mobility Fund VRDO	0.280%	11/5/10	9,900	9,900
1 Texas Transp. Comm. Rev. TOB VRDO	0.280%	11/5/10	7,495	7,495
Texas Water Dev. Board Rev.	5.000%	7/15/14	1,355	1,553
Texas Water Dev. Board Rev.	5.000%	7/15/14	5,260	6,029
Texas Water Finance Assistance GO	4.000%	8/1/11	1,150	1,182
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,564
Tyler TX Independent School Dist. GO	3.500%	2/15/11	1,845	1,862
Tyler TX Independent School Dist. GO	3.750%	2/15/13	2,150	2,298
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13 (Prere.)	24,900	27,850

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Texas Rev. Finance Systems	5.000%	8/15/13 (Prere.)	10,000	11,185
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.250%	11/5/10	54,615	54,615
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.250%	11/5/10	75,865	75,865
				1,239,646
Utah (0.3%)
Davis County UT School Dist.	5.000%	6/1/11	1,605	1,650
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/11	5,000	5,151
Utah GO	5.375%	7/1/12	11,000	11,907
3 Utah GO	4.000%	7/1/14	10,000	11,125
Utah GO	5.000%	7/1/14	4,000	4,594
				34,427
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/14	3,350	3,662

Virginia (1.5%)
Alexandria VA IDA Rev. (Institute for Defense Analyses Project) VRDO	0.270%	11/5/10 LOC	6,200	6,200
Amherst VA Ind. Dev. Auth. Rev. (Sweet Briar) VRDO	0.270%	11/5/10 LOC	9,390	9,390
Charles City County VA IDA Solid Waste Disposal Rev. (Waste Management) PUT	1.800%	11/1/11	6,350	6,350
1 Fairfax County VA IDA Rev. TOB VRDO	0.280%	11/5/10	9,500	9,500
Fairfax County VA Public Improvement GO	4.000%	4/1/11	4,780	4,856
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.000%	12/1/11	15,000	15,580
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	10,000	10,100
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/11	3,500	3,637
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/12	1,650	1,745
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13	3,525	3,872
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/13	2,010	2,208
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/12	10,000	10,574
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/11	4,500	4,677
Virginia GO	4.000%	6/1/11	4,000	4,088
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/11	2,290	2,371
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/14	4,080	4,682
Virginia Public Building Auth. Rev.	5.000%	8/1/12	1,100	1,187
Virginia Public Building Auth. Rev.	5.000%	8/1/12	6,525	7,041
Virginia Public School Auth. Rev.	5.000%	4/15/11	4,000	4,087
Virginia Public School Auth. Rev.	4.000%	8/1/11	4,275	4,394
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,553
Virginia Public School Auth. Rev.	5.000%	8/1/11	4,135	4,282
Virginia Public School Auth. Rev.	4.000%	8/1/12	6,435	6,831
Virginia Public School Auth. Rev.	5.000%	8/1/14	20,000	22,953
Virginia Public School Auth. Rev.	5.000%	8/1/15	11,440	13,412
Virginia Small Business Finance Auth. Healthcare Fac. Rev. (Sentara Healthcare)	5.000%	11/1/13	3,505	3,869
1 Virginia State Resource Auth. Infrastructure Rev. TOB VRDO	0.280%	11/5/10	5,415	5,415
				174,854
Washington (2.7%)
1 Bellevue WA GO TOB VRDO	0.330%	11/5/10	5,445	5,445
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.280%	11/5/10 (4)	8,280	8,280
Clark County WA Public Util. Rev.	5.000%	1/1/15	1,500	1,690
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/14	6,940	7,930
1 Grant County WA Public Util. Dist. No. 002 TOB VRDO	0.290%	11/5/10 (4)	12,805	12,805
King County WA (Bellevue School Dist.) GO	5.000%	12/1/10 (4)	2,965	2,978
King County WA School Dist. GO	5.000%	6/1/12	6,700	7,177
1 King County WA Sewer Rev. TOB VRDO	0.290%	11/1/10 (4)	7,885	7,885
1 King County WA Sewer Rev. TOB VRDO	0.270%	11/5/10 LOC	22,820	22,820
Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/11 (14)	1,500	1,558
Washington GO	5.000%	1/1/11 (2)	21,735	21,913
Washington GO	4.000%	2/1/11	7,845	7,920
Washington GO	4.000%	2/1/11	6,130	6,188
Washington GO	5.000%	7/1/11	4,750	4,900
Washington GO	5.000%	1/1/12 (2)	12,255	12,905
Washington GO	4.000%	2/1/12	3,915	4,088
Washington GO	5.000%	1/1/13	13,605	14,883
Washington GO	5.000%	1/1/13	10,535	11,524
Washington GO	5.000%	2/1/13	5,285	5,798
Washington GO	5.000%	1/1/15 (2)	4,500	5,188
Washington GO	5.000%	1/1/16	5,000	5,854
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/11	3,295	3,399
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/11	8,970	9,287
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/12	5,555	5,970
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/13	5,050	5,620
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/13	9,215	10,286
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/14	9,440	10,811

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Washington GO TOB VRDO	0.280%	11/5/10	6,145	6,145
	Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	0.250%	11/5/10	17,000	17,000
	Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/12	1,625	1,724
	Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/13	1,450	1,570
	Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/14	1,590	1,747
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.270%	11/5/10 (4)	14,535	14,535
	Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/11	900	937
	Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/12	1,315	1,409
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.300%	11/5/10 LOC	26,905	26,905
	Washington Higher Educ. Fac. Auth. (Whitman College) VRDO	0.250%	11/5/10	20,000	20,000
1	Washington State Health Care Fac. Auth. Rev. TOB VRDO	0.280%	11/5/10	13,050	13,050
					330,124
West Virginia (0.2%)
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12	4,970	5,361
	West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13	4,645	5,175
	West Virginia Econ. Dev. Auth. PCR (Ohio Power) PUT	3.125%	4/1/15	5,000	5,069
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/13	1,300	1,400
	West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/14	5,150	5,632
					22,637
Wisconsin (2.1%)
	Badger Tobacco Asset Securitization Corp. WI	5.750%	6/1/11 (ETM)	7,000	7,219
	Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12 (Prere.)	26,580	28,879
	Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	51,795	55,156
	Badger Tobacco Asset Securitization Corp. WI	6.375%	6/1/12 (Prere.)	42,920	46,886
	Oneida Tribe of Indians WI VRDO	0.280%	11/5/10 LOC	6,380	6,380
	Racine WI Solid Waste Disposal Rev. (Republic Services Project) VRDO	0.280%	11/5/10 LOC	11,400	11,400
	Wisconsin GO	5.000%	5/1/12	2,250	2,402
	Wisconsin GO	5.000%	5/1/14	6,490	7,385
	Wisconsin GO	5.000%	5/1/15	10,000	11,630
1	Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health Credit Group) TOB VRDO	0.280%	11/5/10	6,150	6,150
	Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,598
	Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,622
	Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) PUT	4.750%	8/15/14	8,000	8,568
	Wisconsin Health & Educ. Fac. Auth. Rev. (Beloit College) VRDO	0.280%	11/5/10 LOC	10,000	10,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (GoodWill Ind. North Central) VRDO	0.270%	11/5/10 LOC	4,760	4,760
	Wisconsin Health & Educ. Fac. Auth. Rev. (Luther Hosp.)	5.000%	11/15/13	1,000	1,106
	Wisconsin Health & Educ. Fac. Auth. Rev. (Meriter Hosp. Inc.) VRDO	0.310%	11/1/10 LOC	5,000	5,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/11 (4)	1,215	1,243
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/12 (4)	1,330	1,390
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	4.000%	8/1/13 (4)	1,320	1,403
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/13	1,500	1,619
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/15	1,790	1,977
	Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/16	6,115	6,753
	Wisconsin Health & Educ. Fac. Auth. Rev. (Wheaton Franciscan Services)	5.750%	2/15/12 (Prere.)	5,000	5,385
	Wisconsin Petroleum Inspection Fee Rev.	5.000%	7/1/14	5,000	5,681
	Wisconsin Transp. Rev.	5.000%	7/1/11	1,000	1,031
	Wisconsin Transp. Rev.	5.000%	7/1/13 (Prere.)	4,000	4,456
					247,079
Total Tax-Exempt Municipal Bonds (Cost $11,605,070)					11,741,525

				Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
4	Vanguard Municipal Cash Management Fund (Cost $279,669)	0.265%		279,669,378	279,669
Total Investments (100.3%) (Cost $11,884,739)					12,021,194
Other Assets and Liabilities (–0.3%)
Other Assets					130,188
Liabilities					(162,745)
					(32,557)
Net Assets (100%)					11,988,637

Short-Term Tax-Exempt Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	11,862,096
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(10,775)
Unrealized Appreciation (Depreciation)
Investment Securities	136,455
Futures Contracts	861
Net Assets	11,988,637

Investor Shares—Net Assets
Applicable to 195,966,579 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,125,747
Net Asset Value Per Share—Investor Shares	$15.95

Admiral Shares—Net Assets
Applicable to 555,652,710 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,862,890
Net Asset Value Per Share—Admiral Shares	$15.95

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $1,408,220,000, representing 11.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2010.
3 Securities with a value of $3,059,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.7%)
Alabama Public School & College Auth.	5.000%	11/1/11 (Prere.)	10,000	10,474
Alabama Public School & College Auth.	5.000%	12/1/11	7,750	8,137
Alabama Public School & College Auth.	5.000%	12/1/12	20,000	21,807
Alabama Public School & College Auth.	5.000%	12/1/13	35,840	40,341
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/15	1,615	1,744
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/16	3,540	3,806
Mobile AL Infirmary Health System Special Care Fac. Financing Auth. Rev.
(Infirmary Health System, Inc.)	5.000%	2/1/17	2,475	2,645
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/10 (ETM)	2,130	2,135
Univ. of Alabama Birmingham Hosp. Rev.	5.000%	9/1/15	1,005	1,106
				92,195
Alaska (0.1%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	0.290%	11/1/10	8,700	8,700

Arizona (1.6%)
Arizona COP	5.000%	9/1/14 (4)	4,800	5,415
Arizona COP	5.000%	9/1/15 (4)	4,000	4,567
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/11	2,000	2,015
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/12	2,000	2,084
Arizona Health Fac. Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/2/12	10,000	10,469
Arizona School Fac. Board Rev. (State School Improvement)	5.000%	1/1/14	5,000	5,646
Arizona School Fac. Board Rev. COP	5.250%	9/1/12 (4)	12,350	13,345
Arizona School Fac. Board Rev. COP	5.000%	9/1/14	16,000	17,872
Arizona School Fac. Board Rev. COP	5.000%	9/1/15	9,000	10,155
Arizona School Fac. Board Rev. COP	5.000%	9/1/16 (14)	15,000	16,445
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/13	2,415	2,682
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/14	5,600	6,382
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/15	5,025	5,845
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,874
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/14	8,055	9,179
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,816
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/15	5,300	6,165
Arizona Transp. Board Highway Rev.	5.000%	7/1/14	9,075	10,377
Arizona Transp. Board Highway Rev.	5.000%	7/1/16	7,465	8,814
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/14	2,775	3,041
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/15	1,500	1,657
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/16	1,665	1,846
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/17	3,115	3,453
Glendale AZ IDA (Midwestern Univ.) VRDO	0.280%	11/5/10 LOC	5,000	5,000
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	5.000%	7/1/16	2,630	3,082
Mesa AZ Util. System Rev.	5.000%	7/1/14 (14)(Prere.)	3,500	4,031
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/12	5,075	5,421
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/13	3,660	4,038
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/15	6,000	6,859
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/16	3,055	3,519
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/11 (14)	5,215	5,363
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/12 (14)	5,000	5,369
Pima County AZ COP	5.000%	6/1/11	5,000	5,122
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/11	12,585	12,688
Scottsdale AZ Refunding	5.000%	7/1/13	5,000	5,575
				227,211
Arkansas (0.1%)
Pulaski County AR Health Fac. Board (St. Vincent Infirmary - Catholic Health Initiatives) VRDO	0.250%	11/5/10	18,900	18,900

California (10.1%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	16,140	17,144
California GO	5.000%	3/1/12	10,755	11,350
California GO	5.000%	4/1/12	5,000	5,293
California GO	5.000%	5/1/13	23,475	25,673
California GO	5.000%	9/1/13	32,125	35,480
California GO	5.000%	11/1/13	13,695	15,198
California GO	5.000%	8/1/14	1,970	2,210
California GO	5.000%	4/1/15	21,300	24,083
California GO	5.000%	6/1/15	3,250	3,653
California GO	5.000%	6/1/15 (14)	5,100	5,783
California GO	5.000%	3/1/16 (14)	6,510	7,253
California GO	5.000%	5/1/16	2,150	2,418

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	10/1/16	28,605	32,866
California GO	5.000%	11/1/16 (2)	5,375	6,182
California GO	6.000%	2/1/17 (2)	3,500	4,193
California GO	5.000%	3/1/17	3,755	4,296
California GO	5.000%	3/1/17 (14)	1,300	1,460
California GO	5.000%	4/1/17	2,755	3,155
California GO	5.000%	10/1/17	20,000	23,006
California GO	5.000%	10/1/17	4,005	4,607
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/12	5,000	5,324
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/13	2,210	2,412
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/14	5,000	5,556
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,308
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	26,121
California Health Fac. Financing Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/10	2,000	2,003
California Health Fac. Financing Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,216
California Health Fac. Financing Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	22,269
California Health Fac. Financing Auth. Rev. (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,721
California Health Fac. Financing Auth. Rev. (Stanford Hosp.) PUT	3.450%	6/15/11	7,000	7,133
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	5,000	5,236
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	5.000%	2/1/11	10,000	10,097
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	1.650%	4/1/11	6,500	6,532
California Muni. Financing Auth. COP (Community Hosp. of Central California)	5.000%	2/1/16	2,450	2,608
California PCR Financing Auth. COP	5.000%	2/1/14	1,230	1,306
California Pollution Control Finance Auth. Environmental Improvement Rev.
(BP West Coast Products) PUT	2.600%	9/2/14	4,000	4,060
California Public Works Board Lease Rev.	5.000%	11/1/15	5,295	5,826
California Public Works Board Lease Rev. (Regents of the Univ. of California)	5.000%	6/1/15 (14)	10,000	11,482
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/11	3,770	3,854
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/12	2,500	2,659
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/13	7,500	8,241
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (Prere.)	10,955	11,896
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	3,000	3,258
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/14	30,000	33,723
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/15	40,000	45,897
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/15	13,750	15,777
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	12,055	13,991
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17	22,000	25,658
California State Econ. Recovery Bonds	5.250%	1/1/11 (ETM)	11,250	11,347
California State Econ. Recovery Bonds	5.250%	1/1/11	1,390	1,401
California State Econ. Recovery Bonds	5.250%	7/1/13	2,500	2,789
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	2,500	2,847
California State Econ. Recovery Bonds	5.250%	7/1/14 (ETM)	3,390	3,927
California State Econ. Recovery Bonds	5.250%	7/1/14	11,610	13,222
California State Econ. Recovery Bonds	5.000%	7/1/16	1,500	1,750
California State Econ. Recovery Bonds PUT	5.000%	7/1/11 (Prere.)	12,000	12,384
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.100%	4/1/13 (10)	5,000	5,330
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	45,000	49,059
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/14	15,000	16,626
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	15,335	15,562
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,401
California Statewide Communities Dev. Auth. Rev. (Presbyterian Homes)	5.250%	11/15/14	1,075	1,114
1 California Statewide Communities Dev. Auth. Rev. (Sutter Health) TOB VRDO	0.280%	11/5/10	8,400	8,400
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	5.000%	7/1/15	750	848
Central Valley CA Financing Auth. Cogeneration Project Rev. (Carson Ice)	5.000%	7/1/16	805	919
Desert Sands CA School Dist.	0.000%	6/1/12 (2)	10,000	9,784
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	0.280%	11/5/10 (4)	11,530	11,530
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/15 (ETM)	18,535	17,625
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.000%	1/15/16 (14)	8,400	8,404
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11	8,000	8,100
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12	10,000	10,325
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,906
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	37,210	41,768
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	24,101
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	57,765	63,975
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	30,000	34,635
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	23,658
1 Los Angeles CA Dept. of Water & Power Rev. TOB VRDO	0.280%	11/5/10 (4)	4,000	4,000
Los Angeles CA USD GO	5.000%	7/1/14	31,995	36,116
Los Angeles CA USD GO	5.000%	7/1/14	5,725	6,462
Los Angeles CA USD GO	5.000%	7/1/15	20,000	22,971
Los Angeles CA USD GO	5.000%	7/1/15	14,510	16,666
Los Angeles CA USD GO	5.000%	7/1/15	10,240	11,761

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD GO	5.000%	7/1/15	4,200	4,824
Los Angeles CA USD GO	5.000%	7/1/16	19,595	22,800
1 Los Angeles CA USD GO TOB VRDO	0.280%	11/5/10 (4)	22,500	22,500
Los Angeles CA Wastewater System Rev.	5.000%	6/1/13	11,205	12,415
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/16	22,315	26,320
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/16	5,000	5,915
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/12 (14)	7,710	8,290
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,250
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	5.000%	2/7/13	8,490	9,203
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,108
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,585
Northern California Power Agency Rev.	4.000%	7/1/15	3,000	3,238
Orange County CA Airport Rev.	5.000%	7/1/16	3,435	3,971
Orange County CA Public Financing Lease Rev.	5.000%	7/1/12 (14)	3,165	3,389
Palomar Pomerado Health System California COP	4.500%	11/1/15	2,265	2,382
Palomar Pomerado Health System California COP	5.000%	11/1/16	3,500	3,764
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/13	750	827
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/15	700	799
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/16	1,000	1,152
Sacramento County CA Airport Rev.	5.000%	7/1/13	7,200	7,899
Sacramento County CA Airport Rev.	5.000%	7/1/14	6,615	7,409
Sacramento County CA Airport Rev.	5.000%	7/1/15	8,245	9,339
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/13	3,290	3,558
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/15	3,000	3,297
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/16	5,445	5,985
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/16	11,840	13,833
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/16	14,000	16,356
1 San Diego County CA Water Auth. Rev. TOB VRDO	0.290%	11/5/10 (4)	6,500	6,500
San Francisco CA City & County International Airport Rev.	5.000%	5/1/15 (4)	5,000	5,699
San Francisco CA City & County International Airport Rev.	5.000%	5/1/16	9,120	10,555
San Francisco CA City & County International Airport Rev.	5.000%	5/1/17	16,555	19,254
Santa Clara Valley CA Transp. Auth. Sales Tax Rev. VRDO	0.290%	11/5/10	7,275	7,275
1 Sonoma County CA (Jr. College Dist.) TOB VRDO	0.290%	11/5/10 (4)	3,440	3,440
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	0.280%	11/5/10 (4)	40,000	40,000
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	0.280%	11/5/10 (2)LOC	10,000	10,000
Univ. of California Rev.	5.000%	5/15/11 (14)	2,500	2,563
Univ. of California Rev.	5.000%	5/15/12 (14)	3,000	3,206
1 Univ. of California Rev. TOB VRDO	0.280%	11/5/10 (4)	4,600	4,600
Ventura County CA COP Public Finance Auth.	5.000%	8/15/16	2,750	3,155
				1,411,835
Colorado (1.0%)
Colorado Dept. of Transp. Rev.	5.000%	12/15/15 (14)	3,000	3,528
Colorado Health Fac. Auth. Rev.	5.000%	1/1/16	3,165	3,538
Colorado Health Fac. Auth. Rev.	5.000%	1/1/16	6,415	7,172
Colorado Health Fac. Auth. Rev.	5.000%	1/1/17	3,715	4,151
Colorado Health Fac. Auth. Rev.	5.000%	1/1/17	7,920	8,849
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	8,110
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,685
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.250%	11/5/10	20,000	20,000
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.250%	11/5/10	20,315	20,315
Denver CO City & County Airport Rev.	5.000%	11/15/14	1,840	2,084
Denver CO City & County Airport Rev.	5.000%	11/15/16	2,500	2,885
E-470 Public Highway Auth. Colorado Rev. PUT	5.000%	9/2/13 (14)	11,485	12,200
Jefferson County CO School Dist. GO	5.000%	12/15/12 (2)	3,500	3,825
Regional Transp. Dist. of Colorado Sales Tax Rev.	5.000%	11/1/16 (2)(Prere.)	22,500	26,968
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/13	1,960	2,098
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/14	1,000	1,082
Univ. of Colorado Hosp. Auth. Rev.	5.000%	11/15/16	1,290	1,390
				133,880
Connecticut (1.4%)
Connecticut GO	5.500%	12/15/11	5,435	5,749
Connecticut GO	5.000%	4/1/12 (14)	9,190	9,777
Connecticut GO	5.000%	3/15/13	10,000	11,019
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,439
Connecticut GO	5.000%	1/1/14	18,250	20,591
Connecticut GO	5.000%	1/1/15	14,610	16,888
Connecticut GO	5.250%	11/1/15	1,000	1,190
Connecticut GO	5.000%	1/1/16	30,000	35,304
Connecticut GO	5.000%	3/1/16	4,705	5,555
Connecticut GO	5.000%	5/1/16	10,000	11,843
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14	5,270	5,922

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/16	5,195	6,043
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.250%	7/1/16 (2)	7,645	9,056
Connecticut State Health & Educ. Fac. Auth. (Stamford Hosp.)	5.000%	7/1/15	1,975	2,175
Connecticut State Health & Educ. Fac. Auth. (Stamford Hosp.)	5.000%	7/1/16	5,085	5,601
Connecticut State Health & Educ. Fac. Auth. (Stamford Hosp.)	5.000%	7/1/17	2,365	2,594
1 Connecticut State Health & Educ. Fac. Auth. (Yale Univ.) TOB VRDO	0.280%	11/1/10	5,980	5,980
Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) PUT	4.000%	2/7/13	6,625	7,119
Connecticut State Health & Educ. Fac. Auth. Rev. (Yale Univ.) PUT	5.000%	2/12/15	20,810	24,062
				190,907
Delaware (0.2%)
Delaware GO	5.000%	1/1/13	9,450	10,359
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,753
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/14	4,070	4,665
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/16	4,485	5,325
				26,102
District of Columbia (0.9%)
District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,568
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,673
District of Columbia GO	5.000%	6/1/13 (14)(Prere.)	4,900	5,437
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,424
District of Columbia GO	5.000%	6/1/15 (14)	5,000	5,462
1 District of Columbia GO TOB VRDO	0.290%	11/5/10 (13)	10,005	10,005
District of Columbia Income Tax Rev.	5.000%	12/1/18	5,500	6,555
1 District of Columbia Income Tax Rev. TOB VRDO	0.280%	11/5/10	8,000	8,000
District of Columbia Rev. (American College of Cardiology) VRDO	0.650%	11/5/10 LOC	39,200	39,200
District of Columbia Rev. (George Washington Univ.) VRDO	0.260%	11/5/10 LOC	14,935	14,935
District of Columbia Rev. (Washington Drama Society) VRDO	0.260%	11/5/10 LOC	13,900	13,900
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/13	3,000	3,328
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/15	3,375	3,914
				120,401
Florida (6.2%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	5.000%	12/1/14	4,390	4,748
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	5.000%	12/1/15	5,000	5,403
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10	4,900	4,919
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	4.500%	12/1/11	5,900	5,918
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,585
1 Broward County FL Water & Sewer Util. Rev. TOB VRDO	0.280%	11/5/10	5,665	5,665
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/11 (14)	10,000	10,144
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/11	25,000	25,618
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/12 (14)	15,000	15,620
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	15,000	16,242
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/15 (14)	11,000	11,796
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	40,000	42,970
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	15,000	16,081
Citizens Property Insurance Corp. Florida (High Risk Account)	5.250%	6/1/17	15,000	16,191
Clay County FL Sales Surtax Rev.	5.000%	10/1/13 (12)	7,025	7,800
1 Duval County FL School Board COP TOB VRDO	0.290%	11/5/10 (4)	13,695	13,695
Escambia County FL Solid Waste Disposal System Rev. (Gulf Power Company Project) PUT	2.000%	4/3/12	5,000	5,035
Escambia County FL Solid Waste Disposal System Rev. (Gulf Power Company Project) PUT	1.750%	6/15/12	5,500	5,524
Florida Board of Educ. Public Educ.	5.000%	1/1/11	6,810	6,863
Florida Board of Educ. Public Educ.	5.000%	1/1/11	25,080	25,276
Florida Board of Educ. Public Educ.	5.000%	1/1/12	27,730	29,149
Florida Board of Educ. Public Educ.	5.000%	6/1/16	5,065	5,594
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	4,225	4,793
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/12	7,630	8,173
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/13	8,010	8,866
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14	8,410	9,522
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (14)	9,555	11,007
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15	8,830	10,172
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	7,500	8,736
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/17	2,500	2,927
1 Florida Board of Educ. TOB VRDO	0.280%	11/5/10	4,000	4,000
Florida Dept. of Environmental Protection & Preservation Rev.	5.250%	7/1/12	20,000	21,472
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/13	5,820	6,432
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/14	6,110	6,909
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/15	6,415	7,362
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	37,600	39,631
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	22,000	23,853
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/15	20,000	21,964
Florida Keys Aqueduct Auth. Rev. VRDO	0.230%	11/5/10 LOC	10,500	10,500
Florida Muni. Power Agency Rev.	5.000%	10/1/15	2,135	2,392

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Muni. Power Agency Rev.	5.000%	10/1/16	3,290	3,706
Florida Rural Util. Financing Comm. Rev.	3.500%	11/1/11	5,930	5,970
Florida Turnpike Auth. Rev.	5.000%	7/1/15 (4)	5,000	5,505
Florida Turnpike Auth. Rev.	5.000%	7/1/16	3,480	4,080
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/14	2,000	2,256
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/16	2,000	2,256
Highlands County FL Health Rev. (Adventist Health System) VRDO	0.280%	11/5/10 LOC	10,675	10,675
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/14	2,000	2,261
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/16	2,505	2,887
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,674
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.300%	11/1/10 (14)LOC	1,200	1,200
Jacksonville FL Captial Project Rev. VRDO	0.650%	11/5/10 LOC	9,595	9,595
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/16	4,675	5,464
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/16	1,500	1,731
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/17	1,000	1,155
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.280%	11/5/10	9,660	9,660
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/11	2,060	2,067
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.250%	11/5/10	7,050	7,050
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/13	1,185	1,317
Jacksonville FL Excise Taxes Rev.	5.000%	10/1/16	1,185	1,369
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/16 (4)	3,750	4,378
Miami-Dade County FL Health Fac. Auth. Hosp. Rev. PUT	4.550%	8/1/13 (14)	5,000	5,267
Miami-Dade County FL Health Fac. Auth. Rev. (Miami Childrens Hosp.) VRDO	0.270%	11/5/10 LOC	19,400	19,400
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,544
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (14)	15,000	15,270
1 Miami-Dade County FL Special Obligation TOB VRDO	0.300%	11/1/10 LOC	10,335	10,335
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project) VRDO	0.290%	11/5/10 LOC	23,000	23,000
Orange County FL Health Fac. Rev. (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,090
Orange County FL Tourist Dev. Rev.	5.000%	10/1/14	8,715	9,823
Orange County FL Tourist Dev. Rev.	5.000%	10/1/16	16,260	18,641
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/15	3,500	4,082
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/15	3,365	3,924
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/16	5,250	6,192
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/17	3,000	3,550
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (14)(ETM)	2,060	2,428
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/14 (14)	16,300	19,583
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,430	4,810
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	8,190	8,892
Palm Beach County FL School Board COP	5.375%	8/1/12 (4)(Prere.)	4,500	4,886
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12 (Prere.)	9,000	9,771
South Florida Water Management Dist.	5.000%	10/1/11 (2)	7,100	7,359
South Florida Water Management Dist.	5.000%	10/1/12 (2)	2,150	2,306
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/11	4,990	5,144
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/12	3,000	3,182
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,545
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	11,075
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/13	2,500	2,725
Tampa FL Rev. (Baycare Health System)	5.000%	11/15/16	3,000	3,375
Univ. Athletic Assn. Inc. Florida Athletic Program Rev. PUT	3.800%	10/1/11 LOC	4,000	4,099
Univ. of South Florida Financing Corp. VRDO	0.270%	11/5/10 LOC	52,475	52,475
				862,576
Georgia (2.4%)
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/14	5,000	5,607
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/16	9,385	10,640
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	5,000	5,149
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	3.750%	1/12/12	10,000	10,298
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	11,000	11,498
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) PUT	4.750%	4/1/11 (14)	14,500	14,729
Cobb County GA Hosp. Auth. Rev. Antic Certificates (Equipment Pool Project) VRDO	0.280%	11/5/10 LOC	8,000	8,000
Fulton County GA Water & Sewer Rev.	5.250%	1/1/14 (14)	10,000	10,037
Gainesville & Hall County GA Dev. Auth. Rev. (Hall County Sewage Fac. Project) VRDO	0.350%	11/5/10 LOC	7,000	7,000
Georgia GO	5.250%	12/1/10	6,775	6,805
Georgia GO	5.000%	8/1/11	17,890	18,528
Georgia GO	5.000%	10/1/11	3,810	3,975
Georgia GO	3.500%	1/1/13	8,315	8,844
Georgia GO	5.000%	4/1/13	10,815	11,960
2 Georgia GO	5.500%	7/1/14	4,000	4,666
Georgia GO	4.000%	1/1/15	2,000	2,238
Georgia GO	5.500%	7/1/15	19,095	22,872
Georgia GO	5.000%	7/1/16	5,000	5,963
Georgia GO	5.000%	7/1/16	9,500	11,330
Georgia GO	5.000%	7/1/16	20,000	23,852

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.500%	7/1/16	5,000	5,787
Georgia GO	5.000%	10/1/16	1,910	2,287
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,000	18,188
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/13	5,260	5,596
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/13 (4)	4,885	5,421
Gwinnett County GA School Dist. GO	5.000%	2/1/12	10,000	10,578
Gwinnett County GA School Dist. GO	5.000%	2/1/13	10,000	10,993
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	12,000	12,488
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/12	15,000	15,602
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/16	10,310	11,022
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/17	6,910	7,548
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/16	5,285	6,043
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.000%	1/1/15	2,060	2,328
Muni. Electric Auth. Georgia Rev. (Project One Sub)	5.000%	1/1/14	4,995	5,546
Muni. Electric Auth. Georgia Rev. (Project One Sub)	5.000%	1/1/15	3,685	4,165
Paulding County GA School Dist. GO	5.000%	8/1/11	1,000	1,035
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/11	10,000	10,391
Savannah GA Econ. Dev. Auth. PCR	5.100%	8/1/14	3,000	3,255
				342,264
Hawaii (0.6%)
Hawaii GO	5.000%	7/1/11 (2)	24,310	25,078
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,512
Hawaii Highway Rev.	5.375%	7/1/11 (4)(Prere.)	5,125	5,301
Honolulu HI City & County GO	5.000%	7/1/11 (14)	4,750	4,901
Honolulu HI City & County GO	5.250%	7/1/11 (14)	3,900	4,030
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,646
State of Hawaii	5.000%	6/1/16 (ETM)	3,115	3,714
State of Hawaii	5.000%	6/1/16	13,920	16,428
				89,610
Idaho (0.0%)
Idaho Housing & Finance Assn. RAN	5.000%	7/15/13	4,070	4,507

Illinois (3.0%)
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/11 (14)	5,185	5,114
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/13 (14)	13,400	12,628
Chicago IL Board of Educ. GO	0.000%	12/1/10 (14)	4,000	3,996
3 Chicago IL Board of Educ. GO	5.000%	12/1/14	1,545	1,744
3 Chicago IL Board of Educ. GO	5.000%	12/1/16	2,500	2,858
Chicago IL GO	5.000%	1/1/14 (4)(Prere.)	4,135	4,667
Chicago IL GO	5.000%	1/1/14 (4)	37,590	41,650
Chicago IL GO	5.500%	1/1/16 (4)	6,070	7,083
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (4)	2,500	2,608
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/13 (4)	4,200	4,514
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/14 (4)	4,035	4,434
1 Chicago IL O’Hare International Airport Rev. TOB VRDO	0.290%	11/5/10 LOC	24,225	24,225
Du Page & Will Counties IL Community School Dist. GO	5.500%	12/30/11 (Prere.)	4,725	5,010
1 Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) TOB VRDO	0.280%	11/5/10	6,935	6,935
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14	5,000	5,319
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	1.875%	2/12/15	5,000	5,067
Illinois Finance Auth. Gas Supply Rev. (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,894
Illinois Finance Auth. Gas Supply Rev. (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,489
Illinois Finance Auth. Rev. (Advocate Health Care) PUT	3.875%	5/1/12	5,000	5,116
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.270%	11/5/10	23,625	23,625
Illinois Finance Auth. Rev. (Art Institute of Chicago)	5.000%	3/1/15	10,000	11,303
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.250%	8/15/16	4,270	4,626
Illinois Finance Auth. Rev. (Loyola Univ. Health) VRDO	0.260%	11/5/10 LOC	8,000	8,000
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.000%	8/15/14	5,500	6,117
Illinois Finance Auth. Rev. (Palos Community Hosp.)	5.000%	5/15/16	1,500	1,629
Illinois Finance Auth. Rev. (Palos Community Hosp.)	5.000%	5/15/17	2,500	2,710
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,392
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13 (4)	4,275	4,549
Illinois Finance Auth. Rev. (Resurrection Health Care)	5.000%	5/15/13 (4)	4,300	4,576
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/15	1,500	1,713
Illinois GO	5.000%	1/1/11	7,000	7,045
Illinois GO	5.500%	8/1/14 (14)	8,295	9,232
Illinois GO TAN	3.000%	5/20/11	35,000	35,288
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network) PUT	4.375%	7/1/14	4,810	5,083
Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.) VRDO	0.240%	11/5/10 LOC	25,800	25,800
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp.) VRDO	0.250%	11/5/10	19,500	19,500
Illinois Sales Tax Rev.	5.250%	6/15/12	2,000	2,139
Illinois State Build Rev.	5.000%	6/15/15	10,000	11,376

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois State Build Rev.	5.000%	6/15/16	10,000	11,484
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/15 (4)	17,970	20,543
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/11 (14)	20,000	19,606
1 Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev. TOB VRDO	0.290%	11/5/10 (14)	19,050	19,050
1 Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	0.330%	11/5/10 (14)	9,455	9,455
Winnebago & Bonne Counties IL School Dist. GO	5.000%	2/1/12 (2)	4,000	4,176
Winnebago & Boone Counties IL School Dist. GO	5.000%	2/1/13 (2)	5,000	5,347
				426,715
Indiana (1.6%)
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/13	3,000	3,290
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/14	3,485	3,903
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15	3,570	4,006
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/15	2,515	2,823
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/16	3,000	3,387
Indiana Finance Auth. Health System Rev. (Sisters St. Francis) VRDO	0.280%	11/5/10 LOC	9,500	9,500
Indiana Finance Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group) VRDO	0.240%	11/5/10 LOC	1,735	1,735
Indiana Finance Auth. Hosp. Rev. (Community Health Network Project) VRDO	0.250%	11/5/10 LOC	21,000	21,000
Indiana Finance Auth. Rev.	5.000%	7/1/12	13,725	14,666
Indiana Finance Auth. Rev. (Ascension Health) PUT	1.250%	5/16/12	10,000	10,043
Indiana Finance Auth. Rev. (Miami Correctional Fac.)	5.000%	7/1/13	6,620	7,294
Indiana Finance Auth. Rev. (State Revolving Fund)	5.000%	2/1/17	7,625	8,962
Indiana Health & Educ. Fac. Financing Auth. Rev. (Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	10,955
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/10	7,930	7,932
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	11/1/11	5,500	5,747
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	5/1/13	3,750	4,094
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,863
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,695	3,083
Indiana Housing Finance Auth. Lease Rev.	5.000%	11/1/13	10,585	11,782
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	3,190	3,433
Purdue Univ. Indiana Univ. Rev.	4.500%	7/1/16	1,500	1,733
Rockport IN PCR (AEP Generating Co.) PUT	4.150%	7/15/11 (2)	10,000	10,157
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	11,000	12,304
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame) PUT	3.875%	3/1/12	7,500	7,748
1 Tri-Creek Middle School Building Corp. Indiana TOB VRDO	0.280%	11/5/10 (4)	14,210	14,210
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14	28,000	28,526
				229,176
Iowa (0.1%)
Iowa Finance Auth. Health Care Fac. Rev. (Genesis Health System)	5.000%	7/1/14	1,065	1,161
Iowa Finance Auth. Health Care Fac. Rev. (Genesis Health System)	5.000%	7/1/16	2,320	2,549
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/14 (12)	2,800	3,102
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,695
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,881
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	4.000%	12/1/17	1,300	1,471
Iowa Student Loan Liquidity Corp. Rev.	5.000%	12/1/15	5,620	6,192
				19,051
Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/13	32,590	36,528
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/16	10,000	11,916
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/15	2,895	3,223
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/16	5,615	6,277
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/17	5,670	6,325
Newton KS Hosp. Rev. (Newton Healthcare Corp.) VRDO	0.500%	11/5/10 LOC	4,440	4,440
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/12	1,525	1,633
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/14	1,000	1,129
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/15	2,000	2,220
Wichita KS Hosp. Fac. Rev. (Via Christi Health System, Inc.)	5.000%	11/15/15	4,000	4,477
				78,168
Kentucky (0.9%)
Christian County KY Association County Leasing Program Rev. VRDO	0.270%	11/1/10 LOC	12,625	12,625
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/12 (14)	13,065	14,091
Kentucky Econ. Dev. Finance Auth. Rev. (Catholic Health) PUT	5.000%	11/11/14	17,000	19,133
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	40,000	46,770
Kentucky Property & Building Comm. Rev.	5.250%	10/1/16 (4)	6,000	7,089
3 Kentucky Property & Building Comm. Rev.	5.000%	11/1/16	5,340	6,206
Louisville & Jefferson County KY Metro. Environmental Fac. (Louisville Gas & Electric Co.) PUT	5.625%	12/3/12	10,000	10,627
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/11	770	787
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/12	810	848
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/13	855	906
Warren County KY Hosp. Fac. Rev. (Community Hosp. Corp. Project)	5.000%	8/1/16	990	1,058
				120,140

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana (0.5%)
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/11 (14)	2,085	2,118
Louisiana Gasoline and Fuel Tax Rev. PUT	1.030%	11/5/10	25,000	25,035
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,798
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.850%	6/1/38	5,175	5,465
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	4,989
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,486
Louisiana Public Fac. Auth. Rev. (Christus Health)	5.000%	7/1/15 (4)	1,320	1,449
Louisiana Public Fac. Auth. Rev. (Entergy Gulf States Project)	2.875%	11/1/15	1,750	1,757
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/13	2,675	2,820
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/14	3,950	4,212
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.250%	6/1/14 (2)	5,000	5,434
1 Louisiana State Gas & Fuels Tax Rev TOB VRDO	0.290%	11/5/10 (4)	15,000	15,000
				77,563
Maine (0.1%)
Maine GO	5.000%	7/15/12 (2)	8,055	8,681
Maine Muni. Bond Bank Infrastructure Rev. (Transcap Project)	5.000%	9/1/13	2,090	2,337
Maine Muni. Bond Bank Infrastructure Rev. (Transcap Project)	5.000%	9/1/16	4,225	4,992
				16,010
Maryland (1.9%)
Maryland Dept. of Transp.	4.000%	5/15/15	6,250	7,026
Maryland Dept. of Transp.	4.000%	5/15/16	6,305	7,134
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	4.750%	12/1/11	250	248
Maryland GO	5.000%	2/1/11	15,000	15,182
Maryland GO	5.000%	3/1/11	10,000	10,161
Maryland GO	5.000%	3/15/11	19,445	19,793
Maryland GO	5.000%	8/1/11	18,200	18,849
Maryland GO	5.000%	3/15/12	20,415	21,706
Maryland GO	5.000%	8/1/14	10,000	11,517
Maryland GO	5.000%	3/1/16	13,720	16,275
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/13	3,000	3,285
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/13	2,395	2,600
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/14	3,150	3,481
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/15	5,900	6,571
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System) VRDO	0.280%	11/5/10 LOC	4,200	4,200
Maryland State & Local Fac. Rev.	5.000%	11/1/16	25,000	30,012
Maryland Transp. Auth. Rev.	5.000%	3/1/12	5,000	5,312
Maryland Transp. Auth. Rev.	5.000%	7/1/13	9,085	10,133
Maryland Transp. Auth. Rev.	5.000%	3/1/14	8,000	9,098
Maryland Transp. Auth. Rev.	5.000%	7/1/14	9,615	11,021
Maryland Transp. Auth. Rev.	5.000%	7/1/15	9,995	11,711
Montgomery County MD GO	5.000%	5/1/14	12,310	14,074
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/13	4,200	4,565
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/14	8,500	9,442
Washington Suburban Sanitation Dist. Maryland GO	4.000%	6/1/16	2,630	2,994
Washington Suburban Sanitation Dist. Maryland GO	5.000%	6/1/17	4,000	4,811
				261,201
Massachusetts (3.2%)
Massachusetts Bay Transp. Auth. Rev. Sales Tax	5.000%	7/1/12 (Prere.)	3,395	3,654
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.360%	11/5/10	9,970	9,970
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.360%	11/5/10	21,665	21,665
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.380%	11/5/10	33,285	33,285
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.460%	11/5/10	21,305	21,305
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	2.875%	10/1/14	5,000	5,261
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	2.875%	10/1/14	2,500	2,630
Massachusetts Dev. Finance Agency Rev. Higher Educ. (Smith College) VRDO	0.240%	11/5/10	3,566	3,566
Massachusetts GAN	5.750%	12/15/10	3,000	3,021
Massachusetts GO	6.000%	11/1/10	10,015	10,018
Massachusetts GO	0.520%	11/5/10	15,000	15,002
Massachusetts GO	0.660%	11/5/10	35,000	35,026
Massachusetts GO	5.500%	11/1/11 (4)	34,300	36,071
Massachusetts GO	5.000%	9/1/12	8,000	8,656
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,890
Massachusetts GO	5.000%	8/1/14	11,965	13,717
Massachusetts GO	5.000%	11/1/14	2,350	2,712
Massachusetts GO	5.000%	3/1/15 (4)(Prere.)	3,840	4,467
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,703
1 Massachusetts GO TOB VRDO	0.380%	11/5/10 (4)LOC	18,355	18,355
1 Massachusetts GO TOB VRDO	0.380%	11/5/10 (4)LOC	12,920	12,920
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	0.280%	11/5/10	7,500	7,500
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/16	4,090	4,936

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/13	2,000	2,207
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/14	2,945	3,329
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/17	5,000	5,780
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,315
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare)	5.000%	7/1/16	2,000	2,299
Massachusetts Port Auth. Rev.	5.500%	7/1/16 (4)	6,000	7,061
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/11 (4)	12,000	12,441
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (Prere.)	10,000	11,317
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (Prere.)	4,550	5,220
Massachusetts Special Obligation Rev.	5.000%	12/15/10 (4)	10,000	10,057
Massachusetts Special Obligation Rev.	5.500%	6/1/12	10,000	10,789
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/15 (14)	3,000	3,545
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.380%	11/5/10 (4)LOC	27,795	27,795
Massachusetts Water Resources Auth. Rev. VRDO	0.290%	11/5/10	12,255	12,255
Springfield MA GO	5.000%	8/1/11 (14)	3,500	3,620
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/11 (2)	6,905	7,189
Univ. of Massachusetts Building Auth. Rev. VRDO	0.250%	11/5/10 LOC	14,700	14,700
				443,249
Michigan (2.5%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,774
Detroit MI City School Dist. GO	5.000%	5/1/11 (3)	3,510	3,575
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,672
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,841
Detroit MI Sewer System Rev. PUT	5.500%	1/1/12 (14)	20,000	20,580
Kent Hosp. MI Finance Auth. Rev. (Spectrum Health)	5.000%	7/15/11	23,000	23,676
Kent Hosp. MI Finance Auth. Rev. PUT	5.000%	1/15/12	25,000	26,211
Michigan (New Center Dev. Inc.) COP PUT	5.000%	9/1/11 (14)	33,000	33,674
Michigan Building Auth. Rev.	5.000%	10/15/12 (2)	5,615	6,035
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	7,200	7,905
Michigan Building Auth. Rev. PUT	5.000%	10/15/11 (2)	12,000	12,432
Michigan Finance Auth. State Aid RAN	2.000%	8/19/11	7,500	7,573
Michigan GO	5.000%	9/15/11 (4)	4,755	4,922
Michigan GO	5.000%	5/1/14	12,000	13,486
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/17	5,000	5,751
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	17,000	18,032
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	2.625%	6/30/14	20,000	20,584
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.500%	11/15/15	2,000	2,217
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.000%	11/15/16	6,140	6,614
Michigan Hosp. Finance Auth. Rev. (Trinity Health)	5.000%	12/1/15	1,000	1,133
Michigan Hosp. Finance Auth. Rev. (Trinity Health) VRDO	0.250%	11/5/10	7,200	7,200
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/15	2,315	2,699
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	3.550%	10/1/11	6,700	6,898
Michigan State Univ. Rev.	5.000%	8/15/13	6,620	7,382
Michigan State Univ. Rev.	5.000%	2/15/14	5,385	6,073
Michigan State Univ. Rev.	5.000%	8/15/14	7,005	8,006
Michigan State Univ. Rev.	5.000%	2/15/15	3,910	4,508
Michigan State Univ. Rev.	5.000%	8/15/15	1,000	1,164
Michigan State Univ. Rev.	5.000%	2/15/17	6,135	7,230
Michigan Strategic Fund (Detroit Edison) PUT	5.500%	8/1/16	7,425	8,392
Michigan Trunk Line Rev.	5.000%	9/1/12 (4)	13,015	13,980
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	5.250%	8/1/16	5,000	5,408
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,571
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,091
Univ. of Michigan Univ. Rev.	5.250%	12/1/11	5,000	5,238
Univ. of Michigan Univ. Rev.	5.250%	12/1/12	8,500	9,202
Univ. of Michigan Univ. Rev.	4.000%	4/1/16	10,650	12,040
Univ. of Michigan Univ. Rev.	4.000%	4/1/17	11,385	12,892
				356,661
Minnesota (1.3%)
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/14	1,000	1,087
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.000%	5/1/15	1,245	1,366
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/15	1,700	1,904
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/16	1,900	2,136
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Children’s Hosp. Clinics)
VRDO	0.310%	11/1/10 (4)	33,000	33,000
Minneapolis MN Health Care System (Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	43,104
Minneapolis MN Health Care System (Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,441
Minnesota GO	5.000%	11/1/10	8,845	8,847
Minnesota GO	5.250%	11/1/10 (Prere.)	6,375	6,377
Minnesota GO	4.000%	12/1/13	3,900	4,282
Minnesota GO	5.000%	12/1/13	10,615	12,010

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	8/1/14	6,970	8,016
Minnesota GO	5.000%	12/1/14	8,145	9,452
Minnesota GO	5.000%	12/1/15	8,145	9,629
Minnesota GO	5.000%	12/1/16	8,150	9,770
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/15	1,170	1,295
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/16	1,250	1,387
St. Cloud MN Health Care Rev. (Centracare Health System)	5.000%	5/1/17	1,000	1,118
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,466
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,784
Univ. of Minnesota Rev.	5.000%	8/1/17	3,215	3,825
				177,296
Mississippi (0.4%)
Mississippi Business Finance Corp Gulf Opportunity Zone IDR (Chevron USA Inc. Project) VRDO	0.240%	11/5/10	21,600	21,600
Mississippi Business Finance Corp. Rev. (Promenade D’Iberville Project) VRDO	0.270%	11/5/10 LOC	1,625	1,625
Mississippi GO	5.250%	12/1/10	8,800	8,839
Mississippi GO	5.250%	11/1/14	8,970	10,413
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,747
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/11	1,000	1,026
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/12	1,000	1,054
Mississippi Hosp. Equipment & Fac. Auth. Rev. (Baptist Health System)	5.000%	8/15/15	1,500	1,639
Mississippi Hosp. Equipment & Fac. Auth. Rev. (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,849
				57,792
Missouri (0.9%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/13 (Prere.)	15,320	17,269
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System) VRDO	0.260%	11/5/10 LOC	72,500	72,500
Missouri Health & Educ. Fac. Auth. Rev. (Ascension Health) PUT	1.250%	5/16/12	10,000	10,068
Missouri Highways & Transp. Comm. Road Rev.	5.000%	2/1/12 (Prere.)	10,000	10,579
3 Missouri Highways & Transp. Comm. Road Rev.	3.000%	2/1/13	15,645	16,501
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Plum Point Project)	5.000%	1/1/12 (14)	2,000	2,070
				128,987
Montana (0.1%)
Montana Fac. Finance Auth. Rev.	5.000%	1/1/16	5,870	6,651
Montana Fac. Finance Auth. Rev.	5.000%	1/1/17	5,305	6,036
				12,687
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project No. 1	0.509%	12/1/10	12,140	12,118
Central Plains Energy Project Nebraska Gas Project No. 1	5.000%	12/1/15	5,000	5,362
Nebraska Public Power Dist. Rev.	5.000%	1/1/11 (14)	3,560	3,588
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/14	4,430	4,766
				25,834
Nevada (1.4%)
Clark County NV Airport Rev. BAN	5.000%	7/1/12	20,000	21,155
1 Clark County NV GO TOB VRDO	0.270%	11/5/10 LOC	16,920	16,920
Clark County NV Ind. Dev. Rev. (Southwest Gas Corp.) VRDO	0.280%	11/5/10 LOC	9,300	9,300
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,972
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,811
Clark County NV School Dist. GO	5.500%	12/15/11 (4)(Prere.)	5,000	5,289
Clark County NV School Dist. GO	5.000%	6/15/12	10,115	10,824
Clark County NV School Dist. GO	5.000%	6/15/12 (14)	5,380	5,757
Clark County NV School Dist. GO	5.000%	6/15/13 (14)	16,050	17,683
Clark County NV School Dist. GO	5.000%	6/15/14 (14)	9,680	10,899
Clark County NV School Dist. GO	5.000%	6/15/14	4,000	4,504
Clark County NV School Dist. GO	5.000%	6/15/15 (4)	17,760	20,579
Clark County NV School Dist. GO	5.000%	6/15/15 (2)	5,020	5,797
Clark County NV Water Reclamation Dist. GO	5.000%	7/1/11 (14)	6,735	6,942
1 Clark County NV Water Reclamation Dist. GO TOB VRDO	0.280%	11/5/10	9,800	9,800
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,724
Nevada GO	5.000%	12/1/12 (4)	11,165	12,180
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,699
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,823
				202,658
New Hampshire (0.2%)
Manchester NH General Airport Rev.	5.000%	1/1/15	2,475	2,678
Manchester NH General Airport Rev.	5.000%	1/1/15	1,470	1,590
New Hampshire GO	5.000%	8/15/16	4,280	5,089
New Hampshire GO	5.000%	8/15/17	3,200	3,834
New Hampshire Health & Educ. Fac. Auth. Rev.	5.000%	7/1/14	8,430	9,506
				22,697

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (5.3%)
Garden State Preservation Trust New Jersey	5.250%	11/1/12 (4)	6,260	6,831
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	2.625%	12/3/12	4,625	4,667
New Jersey Building Auth. Rev.	5.000%	6/15/11	15,090	15,507
New Jersey Building Auth. Rev.	5.000%	6/15/12	11,465	12,249
New Jersey Building Auth. Rev.	5.000%	6/15/14	6,790	7,661
New Jersey Building Auth. Rev.	5.000%	6/15/15	7,650	8,750
New Jersey COP	5.000%	6/15/16	6,695	7,556
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/11	4,000	4,106
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/14	7,000	7,777
New Jersey CTFS Partner Equipment Lease Purchase	5.000%	6/15/15	5,420	6,091
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	30,500	36,204
New Jersey Econ. Dev. Auth. Rev. (Montclair Univ. Student Housing)	5.000%	6/1/15	2,525	2,725
New Jersey Econ. Dev. Auth. Rev. (Montclair Univ. Student Housing)	5.000%	6/1/16	2,905	3,129
New Jersey Econ. Dev. Auth. Rev. (Montclair Univ. Student Housing)	5.000%	6/1/17	3,525	3,780
New Jersey Econ. Dev. Auth. Rev. (Museum Project) VRDO	0.280%	11/5/10 LOC	5,260	5,260
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/16	37,500	43,227
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/13 (ETM)	14,670	16,145
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	25,000	28,046
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/14	14,565	16,204
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	10,000	11,164
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/14	11,165	12,410
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/15	11,255	12,771
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	6.000%	12/1/14	5,015	5,606
New Jersey GO	5.000%	8/15/16	12,120	14,185
New Jersey GO	5.000%	8/15/17	11,660	13,716
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hosp.)	5.000%	7/1/12	6,955	7,331
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	0.270%	11/5/10 LOC	6,800	6,800
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian-III) VRDO	0.400%	11/5/10 (12)	13,155	13,155
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/13	2,500	2,708
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/14	12,655	13,886
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	4.500%	12/1/15	15,860	17,213
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/15	2,500	2,772
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/16	3,810	4,225
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.000%	12/1/16	9,990	11,026
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/14	6,540	7,357
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/11 (14)	30,000	31,599
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/12 (14)	4,200	4,474
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	12/15/12 (4)	8,000	8,834
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/13 (14)	22,680	25,592
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/15 (4)(Prere.)	19,130	22,424
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	7,500	8,663
New Jersey Turnpike Auth. Rev. VRDO	0.290%	11/5/10 LOC	27,000	27,000
New Jersey Turnpike Auth. Rev. VRDO	0.340%	11/5/10 (4)	36,530	36,530
Newark NJ GO	5.000%	10/1/11 (4)(ETM)	2,000	2,086
Salem County NJ PCR (Public Service Electric & Gas) PUT	0.950%	11/1/11	16,500	16,500
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/11	4,905	4,945
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	5,000	5,105
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/12 (Prere.)	10,200	10,936
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	14,495	15,799
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	18,515	21,155
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13 (Prere.)	7,815	9,030
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/13 (Prere.)	17,705	20,565
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	2,000	2,102
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/24 (Prere.)	7,705	7,954
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/32 (Prere.)	59,165	62,853
Tobacco Settlement Financing Corp. New Jersey Rev.	6.375%	6/1/32 (Prere.)	10,000	11,228
				747,614
New Mexico (1.2%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	12,209
Farmington NM PCR (El Paso Electric Co. Project) PUT	4.000%	8/1/12 (3)	8,000	8,023
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/16	10,000	10,998
New Mexico Educ. Assistance Foundation Rev.	4.000%	12/1/16	7,000	7,708
New Mexico Educ. Assistance Foundation Rev.	4.000%	12/1/17	5,000	5,476
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/17	9,000	10,709
New Mexico Finance Auth. Transp. Rev. VRDO	0.240%	11/5/10 LOC	7,500	7,500
New Mexico GO	5.000%	3/1/13	8,000	8,825
New Mexico GO	5.000%	3/1/13	10,000	11,031
New Mexico GO	5.000%	3/1/14	9,410	10,695
New Mexico GO	5.000%	3/1/16	19,290	22,796
1 New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)
TOB VRDO	0.280%	11/5/10	6,660	6,660

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)
VRDO	0.280%	11/5/10	28,150	28,150
New Mexico Severance Tax Rev.	5.000%	7/1/11	1,000	1,032
New Mexico Severance Tax Rev.	5.000%	7/1/11 (2)	2,000	2,063
New Mexico Severance Tax Rev.	5.000%	7/1/12	1,550	1,667
New Mexico Severance Tax Rev.	5.000%	7/1/17	6,015	7,145
				162,687
New York (10.8%)
Albany NY IDA Fac. Rev. (Albany Medical Center) VRDO	0.280%	11/5/10 LOC	4,865	4,865
Battery Park City NY Auth. Rev.	5.250%	11/1/16	14,275	15,941
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	5.750%	7/15/16	1,195	1,318
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/14	2,000	2,254
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/15	3,635	4,174
Hempstead NY GO	3.000%	4/15/15	5,260	5,675
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11 (4)	16,690	16,643
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/12 (14)	48,900	52,087
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	17,420
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.290%	11/5/10 (4)	10,980	10,980
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.290%	11/5/10 (13)	42,605	42,605
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	0.350%	11/5/10 (4)	30,000	30,000
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/14	15,460	17,703
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/11	22,080	23,139
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/12	3,500	3,795
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/12	14,110	15,369
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/13	3,325	3,710
Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14	52,980	59,443
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	10,000	11,028
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.300%	11/5/10 (4)	11,510	11,510
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.380%	11/5/10 (4)LOC	10,595	10,595
Nassau County NY Interim Finance Auth. VRDO	0.280%	11/5/10	25,000	25,000
New York City NY Cultural Resources Rev. (Trust for Cultural Resources) PUT	2.750%	7/1/12	8,000	8,225
New York City NY GO	5.000%	3/1/11	6,000	6,094
New York City NY GO	5.000%	8/1/11	5,000	5,175
New York City NY GO	5.000%	8/1/12	8,000	8,601
New York City NY GO	5.000%	8/1/12	8,450	9,085
New York City NY GO	5.250%	8/1/12	4,230	4,322
New York City NY GO	5.000%	8/15/13	1,690	1,876
New York City NY GO	5.000%	8/1/14	25,000	28,392
New York City NY GO	5.750%	8/1/14 (2)	7,785	8,421
New York City NY GO	5.000%	8/15/14	12,890	14,655
New York City NY GO	5.000%	9/1/14	16,860	19,192
New York City NY GO	5.000%	8/1/15	7,885	8,909
New York City NY GO	5.000%	8/1/15	26,260	30,326
New York City NY GO	5.000%	8/1/15	10,815	12,489
New York City NY GO	5.000%	8/15/15	17,910	20,698
New York City NY GO	5.000%	9/1/15	21,325	24,666
New York City NY GO	5.000%	3/1/16	10,795	12,471
New York City NY GO	5.000%	3/1/16	2,500	2,888
New York City NY GO	5.000%	4/1/16	3,500	4,050
New York City NY GO	5.000%	8/1/16	1,000	1,164
New York City NY GO	5.000%	8/1/16	1,000	1,164
New York City NY GO	5.000%	8/1/16	27,500	32,015
New York City NY GO	5.000%	8/1/17	9,750	11,387
New York City NY GO	5.000%	8/1/17	6,470	7,556
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	6,992
New York City NY Health & Hosp. Corp. Rev. (Health System)	5.000%	2/15/17	6,000	6,842
New York City NY Housing Dev. Corp. Multi-Family Rev.	5.000%	5/1/12	5,000	5,273
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/12 (14)	5,000	5,313
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,963
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.280%	11/5/10	8,000	8,000
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.290%	11/5/10	20,855	20,855
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.290%	11/5/10	8,400	8,400
New York City NY Transitional Finance Auth. Rev.	0.000%	2/1/11	37,600	38,028
New York City NY Transitional Finance Auth. Rev.	0.000%	11/1/11	24,375	25,509
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/13	12,320	13,855
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/14	5,610	6,452
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/11	14,370	15,032
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/16	10,000	11,821
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/16	43,485	51,402
1 New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.290%	11/5/10 (4)	14,000	14,000
New York Liberty Dev. Corp. Rev. PUT	0.320%	11/18/10	60,000	60,000
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	0.260%	11/5/10	10,000	10,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/17	6,240	7,221
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/12	5,250	5,729
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/13	3,450	3,793
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/14	3,760	4,250
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/15	3,935	4,538
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/17	6,000	7,030
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/17	16,250	19,038
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/13 (14)	20,350	21,546
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/16	2,270	2,525
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/11	1,000	1,022
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/12	1,000	1,052
New York State Dormitory Auth. Rev. PUT	5.250%	5/15/12 (2)	12,560	13,374
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/16	8,500	9,831
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/17	10,510	12,206
1 New York State Dormitory Auth. State Personal Income Tax Rev. TOB VRDO	0.280%	11/5/10	6,800	6,800
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	0.705%	11/5/10 (14)	14,650	14,149
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) PUT	3.000%	6/3/13	7,500	7,588
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) PUT	3.000%	6/3/13	8,500	8,600
New York State Energy Research & Dev. Auth. PCR (Rochester Gas & Electric Corp.) PUT	4.750%	7/1/16 (14)	2,250	2,399
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	7/15/14	2,160	2,500
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/15	5,410	5,918
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	6/1/18	7,000	7,557
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.250%	12/1/18	8,415	9,084
New York State Thruway Auth. Rev.	4.000%	7/15/11	35,000	35,897
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	10/1/11 (Prere.)	7,500	7,847
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	16,518
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	21,154
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/16	6,620	7,712
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,500	5,871
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/16	40,000	46,366
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	5,000	5,694
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	8,000	9,421
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/15	6,685	7,821
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/16	17,000	20,022
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/12	6,500	6,822
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/15	27,950	31,831
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/16	3,340	3,857
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/16	19,295	22,279
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/16	25,000	28,867
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	10,000	10,507
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/12	7,000	7,465
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/17	14,950	15,298
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	20,000	21,159
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	1/1/14 (ETM)	2,045	2,316
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/14	11,690	13,509
				1,507,795
North Carolina (2.7%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,803
Cabarrus NC COP	5.000%	1/1/16	4,555	5,245
Charlotte NC Airport Rev.	5.000%	7/1/14	4,000	4,512
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/13	1,420	1,582
Charlotte NC Water & Sewer System Rev.	4.000%	7/1/16	1,280	1,452
Durham NC COP	5.000%	6/1/11	1,080	1,109
Durham NC COP	5.000%	6/1/13	1,000	1,106
Fayetteville NC Public Works Comm. Rev.	5.000%	3/1/17	5,000	5,906
Guilford County NC GO	5.000%	8/1/15	8,250	9,681
Guilford County NC GO	5.000%	8/1/16	5,000	5,950
Guilford County NC GO	5.000%	8/1/17	5,000	5,997
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center) VRDO	0.300%	11/5/10 (4)	11,600	11,600
North Carolina Eastern Muni. Power Agency Power Systems Rev.	5.000%	1/1/16	7,000	7,990
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/11	15,500	15,616
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/12	9,000	9,436
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	5,000	5,417
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/14	5,000	5,538
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	6,000	6,727
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	3,465	3,892
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/15	20,000	22,467
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	2,725	3,110
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	3,000	3,424
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/17	2,500	2,829
North Carolina GO	5.000%	3/1/12	13,980	14,840

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	3/1/14	23,160	26,337
North Carolina GO	5.000%	4/1/14	10,000	11,401
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.280%	11/5/10	47,500	47,500
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/10	9,180	9,182
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/14	2,775	3,041
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,963
North Carolina Medical Care Comm. Health Care Fac. Rev. (Univ. Health System Eastern) VRDO	0.260%	11/5/10 LOC	3,950	3,950
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/16	1,705	1,955
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/17	5,000	5,748
North Carolina Medical Care Comm. Hosp. Rev. (CaroMont Health) VRDO	0.280%	11/5/10 LOC	4,995	4,995
North Carolina Medical Care Comm. Hosp. Rev. (Moses Cone Health System) VRDO	0.290%	11/5/10	8,800	8,800
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13 (ETM)	1,340	1,479
North Carolina Muni. Power Agency Rev.	5.500%	1/1/13	2,835	3,108
North Carolina State Univ. Raleigh Rev. VRDO	0.270%	11/5/10	15,000	15,000
Raleigh NC GO	5.000%	12/1/16	2,470	2,968
Raleigh NC GO	5.000%	12/1/16	2,605	3,130
Wake County NC GO	4.000%	2/1/14	15,000	16,532
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	17,642
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	26,155
Wake County NC Public Improvement GO	5.000%	3/1/16	5,000	5,928
				381,043
Ohio (4.4%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/14	20,120	22,447
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,392
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,317
American Muni. Power Ohio Inc. Rev. (Electricity Purchase)	5.000%	2/1/13	10,000	10,751
American Muni. Power Ohio Inc. Rev. (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,808
Avon OH Local School Dist. GO	5.250%	12/1/13 (Prere.)	2,400	2,733
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/11	5,000	5,063
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/12	1,480	1,528
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.000%	6/1/14	5,495	5,761
Chillicothe OH City School Dist.	5.250%	12/1/14 (Prere.)	1,745	2,048
Cincinnati OH City School Dist. GO	5.375%	12/1/11 (Prere.)	3,350	3,535
Cincinnati OH City School Dist. GO	5.000%	12/1/12 (4)	1,140	1,241
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)(Prere.)	5,525	6,236
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)	2,000	2,247
1 Cincinnati OH City School Dist. GO TOB VRDO	0.460%	11/5/10 (3)LOC	5,640	5,640
Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	2,000	2,062
Cleveland OH Airport System Rev.	5.000%	1/1/14	7,575	8,248
Cleveland OH GO	5.500%	12/1/11 (14)	1,340	1,359
Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,697
Cleveland OH Income Tax Rev. (Police & Fire Pension)	5.000%	5/15/17	1,190	1,369
1 Cleveland OH Water Works Rev. TOB VRDO	0.280%	11/5/10	4,700	4,700
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,390	2,805
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,070	2,429
Columbus OH GO	5.000%	6/15/12	7,955	8,543
Columbus OH GO	5.000%	9/1/12	5,600	6,065
Columbus OH GO	5.000%	9/1/13	5,600	6,281
Columbus OH GO	5.000%	9/1/13	10,430	11,698
Columbus OH GO	5.000%	12/15/13	5,000	5,663
Columbus OH GO	5.000%	9/1/16	9,225	10,976
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.240%	11/5/10	18,690	18,690
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.270%	11/5/10	9,400	9,400
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	0.250%	11/5/10 LOC	2,090	2,090
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	6/1/14 (3)(Prere.)	1,270	1,470
Hamilton County OH Sewer System Rev.	5.000%	12/1/13 (14)	4,450	5,023
Hilliard OH School Dist. GO	0.000%	12/1/14 (14)	2,720	2,550
Hilliard OH School Dist. GO	0.000%	12/1/15 (14)	3,720	3,388
Hocking Technical College Dist. OH (Residence Hall Fac. Project) VRDO	0.250%	11/5/10 LOC	6,395	6,395
Jackson OH Local School Dist. Stark & Summit Counties Construction & Improvement	5.250%	6/1/14 (Prere.)	4,350	5,034
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,958
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,958
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,802
1 Lorain County OH Hosp. Rev. (Catholic Healthcare Partners) TOB VRDO	0.330%	11/5/10 (4)	7,715	7,715
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (Prere.)	3,000	3,549
Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,411
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	4.100%	11/10/11	12,000	12,392
Montgomery County OH Rev. (Catholic Health Initiatives) PUT	5.000%	11/12/13	6,000	6,626
Ohio Air Quality Dev. Auth. PCR (Columbus Southern Power) PUT	3.875%	6/1/14	3,500	3,590
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	4,000	4,419
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) PUT	5.250%	3/1/11	5,000	5,066
Ohio Air Quality Dev. Auth. PCR (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,099

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Building Auth. Rev.	5.000%	10/1/15	1,200	1,398
Ohio Building Auth. Rev. (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	13,774
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	10/1/11 (14)	5,000	5,209
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,246
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	4/1/14	12,000	13,612
Ohio Building Auth. Rev. (Adult Correctional Building)	5.250%	10/1/16 (14)	14,830	17,623
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/13	1,050	1,172
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/13	1,105	1,233
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/13	1,520	1,697
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/14	2,300	2,636
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/14	1,165	1,335
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/15	2,420	2,801
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/15	1,225	1,418
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/16	2,540	2,989
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/16	1,650	1,942
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/16	1,285	1,512
Ohio Building Auth. Rev. (Highway Safety Building)	5.000%	10/1/17	2,670	3,155
Ohio Conservation Projects GO	5.000%	8/1/16	20,425	24,097
Ohio GO	5.000%	9/15/14	5,920	6,804
Ohio GO	5.000%	9/15/14	10,000	11,453
Ohio GO	5.000%	9/15/15	5,000	5,832
Ohio GO	5.000%	9/15/16	10,000	11,788
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11 (2)	6,110	6,322
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11	6,115	6,442
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/12 (Prere.)	5,000	5,486
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/13 (2)(Prere.)	3,885	4,394
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Clinic Health) TOB VRDO	0.280%	11/5/10	5,170	5,170
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.) VRDO	0.350%	11/5/10 LOC	4,720	4,720
Ohio Higher Educ. GO	5.250%	11/1/11	5,000	5,246
Ohio Higher Educ. GO	5.250%	12/1/11 (14)	4,500	4,739
Ohio Higher Educ. GO	5.000%	8/1/12	6,525	7,036
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,709
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,981
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11	2,800	2,867
Ohio Highway Capital Improvements Rev.	5.250%	5/1/12	6,805	7,297
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,935
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,788
Ohio State Dept. Administrative Services COP (Administrative Knowledge System)	5.000%	9/1/11 (14)	3,800	3,931
1 Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.280%	11/5/10	3,700	3,700
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	6,000	6,771
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14	3,000	3,462
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16	3,515	4,171
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	3,150	3,198
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	2,235	2,269
Ohio Turnpike Comm. Turnpike Rev.	5.000%	2/15/15	3,500	4,021
Ohio Water Dev. Auth. PCR	5.000%	12/1/11	4,030	4,235
Ohio Water Dev. Auth. PCR	5.000%	6/1/13	7,000	7,779
Ohio Water Dev. Auth. PCR (FirstEnergy Generation Corp. Project) VRDO	0.300%	11/1/10 LOC	2,000	2,000
Ohio Water Dev. Auth. Rev.	5.000%	12/1/13	4,000	4,517
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	6/1/17	4,000	4,755
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.000%	6/1/14 (Prere.)	6,300	7,191
Olentangy OH Local School Dist. GO	5.000%	6/1/16 (4)(Prere.)	1,235	1,463
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	6/1/14 (Prere.)	1,300	1,510
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,726
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,923
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,107
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,605
3 Univ. of Toledo OH General Receipts	5.000%	6/1/14	6,145	6,859
3 Univ. of Toledo OH General Receipts	5.000%	6/1/15	1,435	1,623
3 Univ. of Toledo OH General Receipts	5.000%	6/1/16	3,430	3,915
3 Univ. of Toledo OH General Receipts	5.000%	6/1/17	1,855	2,119
Westerville OH City School Dist. GO	5.500%	6/1/11 (14)(Prere.)	2,000	2,061
				611,036
Oklahoma (0.7%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	10,000	10,314
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/12 (4)	3,500	3,740
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/13	2,000	2,180
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/14	4,900	5,461
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/15	4,670	5,229
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.280%	11/5/10 (12)	16,600	16,600
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,300	3,625

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	9/1/15 (14)	9,035	10,202
Oklahoma State Muni Power Auth. Power Supply System Rev. PUT	1.030%	11/5/10	6,775	6,695
Oklahoma State Water Resource Board Rev.	5.000%	4/1/15	8,640	9,745
Oklahoma Turnpike Auth. Rev. VRDO	0.270%	11/1/10	2,650	2,650
Oklahoma Turnpike Auth. Rev. VRDO	0.270%	11/1/10	4,660	4,660
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11	10,000	10,227
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/11 (4)	5,300	5,434
				96,762
Oregon (0.3%)
Oregon State Dept. Administrative Services	5.250%	11/1/11 (14)	12,090	12,674
Oregon State Dept. Administrative Services	5.000%	5/1/14	3,750	4,229
Oregon State Dept. Administrative Services	5.000%	5/1/15	4,160	4,781
Oregon State Dept. Administrative Services	5.000%	4/1/16	2,185	2,571
Oregon State Dept. Administrative Services	5.000%	5/1/16	3,105	3,608
Oregon State Dept. Transp. Highway Usertax Rev.	5.000%	11/15/14	5,880	6,793
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/14	1,000	1,124
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/15	1,500	1,650
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/15	1,000	1,147
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	3/15/16	1,700	1,867
Oregon State Fac. Auth. Rev. (PeaceHealth)	5.000%	11/1/16	2,000	2,292
Tri-County Metro. Transp. Dist. OR (Payroll Tax & Grant Project)	5.000%	5/1/12 (14)	5,000	5,315
				48,051
Pennsylvania (7.5%)
Adams County PA GO	5.300%	5/15/11 (Prere.)	10,240	10,513
Allegheny County PA GO	5.000%	11/1/13	3,560	3,940
Allegheny County PA GO	5.000%	11/1/14	2,895	3,271
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	36,000	40,490
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	19,493
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/17	22,750	25,928
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) PUT	1.330%	11/5/10	10,000	9,864
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,625
Cumberland County PA Muni. Auth. Rev.	5.000%	1/1/14	1,320	1,393
Cumberland County PA Muni. Auth. Rev.	5.000%	1/1/16	2,700	2,855
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/10	2,690	2,696
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/12	2,970	3,053
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	1,165	1,208
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/14	3,280	3,402
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	1,140	1,180
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/15	3,440	3,561
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	1,175	1,201
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/16	3,510	3,588
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	17,000	17,802
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	0.250%	11/5/10	4,600	4,600
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.290%	11/5/10	11,360	11,360
Lancaster County PA Hosp. Auth. Rev. (Lancaster General Hosp.)	5.750%	9/15/13 (Prere.)	4,560	5,166
1 Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	0.270%	11/5/10 LOC	5,855	5,855
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/15	4,120	4,519
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/16	10,510	11,493
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/10	2,500	2,503
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/11	2,500	2,579
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/13	5,675	6,070
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/13	1,500	1,604
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/14	1,570	1,699
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement - Life Communities Obligated Group)	5.250%	11/15/15	1,120	1,226
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (Prere.)	5,000	5,498
North Hills PA School Dist. GO	5.250%	12/15/15 (Prere.)	5,030	6,013
Northampton County PA General Purpose Auth. Univ. Rev. (Lafayette College) VRDO	0.260%	11/5/10	9,400	9,400
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (ETM)	20,020	23,295
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	0.350%	11/5/10	11,200	11,200
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	8,250	8,291
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	5,000	5,025
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) PUT	3.000%	9/1/15	4,250	4,271
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PSEG Power) VRDO	0.270%	11/5/10 LOC	16,500	16,500
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project)	2.750%	9/1/13	5,500	5,562
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project) PUT	2.625%	12/3/12	11,375	11,473

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Waste Management, Inc. Project) PUT	3.700%	5/1/15	7,000	7,158
Pennsylvania GO	5.000%	8/1/11	17,000	17,604
Pennsylvania GO	5.500%	2/1/12	20,950	22,281
Pennsylvania GO	5.000%	8/1/12	20,705	22,338
Pennsylvania GO	5.500%	1/1/13	10,000	11,056
Pennsylvania GO	5.000%	7/1/13 (14)	22,945	25,565
Pennsylvania GO	5.000%	2/15/14	6,000	6,794
Pennsylvania GO	5.000%	4/15/14	16,300	18,544
Pennsylvania GO	5.000%	7/1/14	27,300	31,238
Pennsylvania GO	4.000%	7/15/14	15,070	16,715
Pennsylvania GO	5.000%	9/1/14 (4)	23,550	27,070
Pennsylvania GO	5.000%	3/1/15	22,065	25,606
Pennsylvania GO	5.250%	7/1/15	18,630	21,992
Pennsylvania GO	5.000%	2/15/16	12,105	14,232
Pennsylvania GO	5.000%	7/1/16	5,355	6,338
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	5.000%	5/15/16	3,735	4,239
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	5.000%	5/15/17	9,740	11,101
Pennsylvania Higher Educ. Fac. Auth. Rev. (State System of Higher Educ.)	5.000%	8/15/11 (2)	4,000	4,133
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,844
Pennsylvania IDA Rev. (Econ. Dev.)	5.000%	7/1/13	5,630	6,203
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,290	15,232
Pennsylvania Intergovernmental Cooperation Auth. Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/16	3,000	3,522
Pennsylvania State Turnpike Comm. Rev. VRDO	0.300%	11/5/10	25,678	25,677
Pennsylvania State Turnpike Comm. Rev. VRDO	0.310%	11/5/10	10,003	10,003
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	0.270%	11/5/10 (4)	8,815	8,815
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	0.280%	11/5/10 (4)	11,000	11,000
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/11 (14)	3,000	3,077
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (Prere.)	7,550	7,899
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,665
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	12,577
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15	5,500	6,257
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/15 (12)	1,055	1,203
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16	6,680	7,676
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/16 (12)	5,170	5,955
Pennsylvania Turnpike Comm. Rev. VRDO	0.270%	11/5/10 (4)	26,585	26,585
Philadelphia PA Airport Parking Auth.	5.000%	9/1/14	2,355	2,630
Philadelphia PA Airport Parking Auth.	5.000%	9/1/15	4,570	5,156
Philadelphia PA Auth. IDR (Girard Estate Aramark Project) VRDO	0.270%	11/5/10 LOC	10,000	10,000
Philadelphia PA Gas Works Rev.	4.000%	8/1/11	1,360	1,387
Philadelphia PA Gas Works Rev.	5.500%	8/1/11 (4)(Prere.)	3,315	3,442
Philadelphia PA Gas Works Rev.	5.000%	8/1/13	3,260	3,519
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,645
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,918
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,568
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,893
Philadelphia PA School Dist. GO	5.500%	8/1/11 (4)	5,100	5,271
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	10,235	11,157
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	18,000	18,668
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	7,996
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/15 (2)	1,500	1,704
Philadelphia PA Water & Waste Water Rev.	5.000%	6/15/16	20,000	22,889
1 Philadelphia PA Water & Waste Water Rev. TOB VRDO	0.270%	11/5/10 (4)	3,375	3,375
Philadelphia PA Water & Waste Water Rev. VRDO	0.270%	11/5/10 LOC	9,780	9,780
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	10,340
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,281
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/13	6,265	6,835
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.250%	6/1/14	5,470	6,103
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	5.500%	6/1/15	5,000	5,701
St. Mary’s Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	0.300%	11/5/10	10,000	10,000
State Public School Building Auth. Pennsylvania School Rev. (Daniel Boone School Dist.)	5.000%	4/1/13 (Prere.)	10,000	11,000
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.)	5.000%	6/1/13 (4)(Prere.)	30,800	34,155
Westmoreland County PA IDA Rev. (Excela Project)	4.000%	7/1/15	1,440	1,509
Westmoreland County PA IDA Rev. (Excela Project)	5.000%	7/1/16	2,010	2,180
				1,055,561
Puerto Rico (0.9%)
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev.	5.000%	7/1/11	2,650	2,714
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/12	4,510	4,780
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/13	4,000	4,351
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,680
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/11 (2)	5,550	5,688
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/12 (2)	3,000	3,169
Puerto Rico Muni. Finance Agency	5.000%	8/1/11	7,000	7,209

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	23,265	24,216
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11 (Prere.)	50,000	51,780
				120,587
Rhode Island (0.0%)
Providence RI GO PUT	3.950%	1/15/11 (11)	5,000	5,033

South Carolina (1.4%)
1 Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.) TOB VRDO	0.290%	11/5/10	24,750	24,750
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.270%	11/5/10	7,700	7,700
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/13	8,575	9,271
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/14	9,355	10,363
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/15	7,380	8,227
Greenville County SC School Dist. GO	5.500%	12/1/16	13,450	15,962
1 Greenville County SC School Dist. Installment Rev. TOB VRDO	0.270%	11/5/10 (12)	7,440	7,440
1 Greenwood County SC Metro. Sewer System Rev. TOB VRDO	0.300%	11/5/10 (4)	5,625	5,625
1 Greer SC Combined Util. System Rev. TOB VRDO	0.270%	11/5/10 (2)	9,685	9,685
Oconee County SC PCR (Duke Power Corp.)	3.600%	2/1/17	15,000	15,812
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/16	8,000	9,043
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/17	7,225	8,203
South Carolina Educ. Fac. Auth. VRDO	0.270%	11/5/10 LOC	5,120	5,120
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/16	2,000	2,217
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/17	2,320	2,565
South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/16	5,000	5,827
South Carolina Public Service Auth. Rev. (Santee Cooper)	5.000%	1/1/17	2,000	2,349
South Carolina Transp. Infrastructure Rev.	5.100%	10/1/11 (2)(Prere.)	10,000	10,442
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/15 (2)	4,295	4,973
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/16	17,940	20,720
Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.290%	11/5/10 (12)	13,000	13,000
Tobacco Settlement Rev. (Auth. of South Carolina Tobacco Settlement)	5.000%	6/1/18	3,315	3,318
				202,612
South Dakota (0.1%)
South Dakota State Building Auth. Rev.	5.000%	12/1/10 (2)	2,680	2,691
South Dakota State Building Auth. Rev.	5.000%	12/1/11 (2)	1,000	1,050
South Dakota State Building Auth. Rev.	5.000%	12/1/12 (2)	3,005	3,274
				7,015
Tennessee (1.8%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds)	5.000%	6/1/11	10,000	10,268
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/14	1,500	1,625
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/15	1,390	1,521
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	5,000	5,021
Memphis TN Electric System Rev.	5.000%	12/1/11 (14)	17,000	17,836
Memphis TN Electric System Rev.	5.000%	12/1/16	44,095	52,186
Memphis TN Electric System Rev.	5.000%	12/1/17	12,500	14,869
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.500%	5/15/14 (13)	6,345	7,332
Metro. Govt. of Nashville & Davidson County TN Electric Rev.	5.500%	5/15/16 (13)	5,675	6,822
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	11,948
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.)	5.000%	10/1/14	15,000	17,299
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool)
VRDO	0.300%	11/1/10 LOC	4,200	4,200
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,433
Shelby County TN GO	5.000%	4/1/13	4,000	4,421
Shelby County TN GO	5.000%	4/1/14	1,000	1,138
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/16	6,925	7,832
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,500	4,826
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/11	2,230	2,298
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/12	2,300	2,466
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/13	3,600	3,989
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/14	4,805	5,463
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/15	5,390	6,238
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/16	2,500	2,922
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/11	5,000	5,154
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/12	10,000	10,613
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/13	28,000	30,204
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	9,000	9,544
Tennessee GO	5.000%	5/1/14	2,825	3,223
Tennessee GO	5.000%	5/1/16	3,200	3,792
				259,483
Texas (8.8%)
Board of Regents of the Univ. of Texas System Rev. Financing System CP	5.250%	8/15/14	2,855	3,308
Board of Regents of the Univ. of Texas System Rev. Financing System VRDO	0.200%	11/5/10	10,200	10,200
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/17	570	629

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/18	1,450	1,598
1 Collin County TX GO TOB VRDO	0.280%	11/5/10	10,925	10,925
Dallas TX GO	5.000%	2/15/12	26,935	28,513
Dallas TX GO	5.000%	2/15/16	4,000	4,709
Dallas TX GO	5.000%	2/15/17	8,880	10,546
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/14	3,000	3,404
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/16	4,000	4,620
El Paso TX Water & Sewer Rev.	5.000%	3/1/14 (4)	2,175	2,456
El Paso TX Water & Sewer Rev.	5.000%	3/1/15 (4)	1,500	1,730
Garland TX GO	5.250%	2/15/11 (4)	2,255	2,288
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,655
Garland TX Independent School Dist.	5.000%	2/15/12	4,210	4,460
Grapevine-Colleyville TX Independent School Dist. School Building PUT	4.000%	8/1/12	26,440	27,742
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	9,101
1 Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Children’s Hosp. Project) TOB VRDO	0.280%	11/5/10	8,195	8,195
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/13	15,000	16,716
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/14	11,000	12,483
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	6,530	7,442
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/13	500	556
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.000%	11/15/16	1,000	1,158
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (YMCA Greater Houston) VRDO	0.280%	11/1/10 LOC	6,700	6,700
Harris County TX Flood Control Dist. GO	5.000%	10/1/11	5,005	5,220
Harris County TX Flood Control Dist. GO	5.250%	10/1/14 (Prere.)	8,360	9,695
1 Harris County TX GO TOB VRDO	0.280%	11/5/10 (4)	6,075	6,075
Harris County TX Rev.	5.000%	10/1/15	2,000	2,344
Harris County TX Rev.	5.000%	10/1/16	4,500	5,339
Harris County TX Toll Road Rev.	6.000%	8/1/13 (14)	21,795	24,884
Harris County TX Toll Road Rev.	5.000%	8/15/16	5,000	5,861
Harris County TX Toll Road Rev. PUT	5.000%	8/15/12 (4)	24,250	26,042
Houston TX Airport System Rev.	5.000%	7/1/16	1,000	1,154
1 Houston TX Airport System Rev. TOB VRDO	0.280%	11/5/10	13,360	13,360
1 Houston TX Airport System Rev. TOB VRDO	0.300%	11/5/10 (4)	18,400	18,400
1 Houston TX Airport System Rev. TOB VRDO	0.300%	11/5/10 (4)	26,000	26,000
Houston TX GO	5.500%	3/1/16	6,905	8,227
Houston TX Higher Educ. Finance Corp. (Rice Univ.) VRDO	0.250%	11/5/10	18,580	18,580
Houston TX Independent School Dist. GO	0.000%	2/15/12	5,535	5,480
Houston TX Independent School Dist. GO	5.000%	2/15/13	9,000	9,901
Houston TX Util. System Rev.	5.250%	11/15/11 (4)	4,425	4,645
Houston TX Util. System Rev.	5.000%	11/15/12 (4)	4,270	4,646
Houston TX Util. System Rev.	5.000%	11/15/14	5,385	6,193
Houston TX Util. System Rev.	5.000%	11/15/15	5,000	5,847
Houston TX Util. System Rev.	5.250%	5/15/16 (14)	10,000	11,323
Houston TX Util. System Rev.	5.000%	11/15/16	1,855	2,192
Houston TX Util. System Rev.	5.250%	11/15/17	13,500	16,251
Houston TX Util. System Rev. PUT	5.000%	5/15/11 (2)	12,000	12,281
Klein TX Independent School Dist. Unlimited Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,123
Lewisville TX Independent School Dist.	5.000%	8/15/13	8,225	9,208
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/14	9,000	10,135
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/16	1,300	1,498
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/17	1,710	1,975
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/17 (2)	9,895	9,933
Lubbock TX Electric Light & Power System Rev.	5.000%	4/15/16	2,000	2,286
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	17,500	17,842
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	3.750%	5/1/15	8,500	8,599
North Texas Tollway Auth. (Dallas North Tollway) System Rev.	5.000%	1/1/15 (Prere.)	10,000	11,524
North Texas Tollway Auth. Rev.	5.000%	1/1/12	5,580	5,834
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	71,215	74,527
North Texas Tollway Auth. Rev. PUT	5.000%	1/1/13	31,190	33,521
Northside TX Independent School Dist. PUT	2.100%	6/1/11	8,000	8,063
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/13	24,325	26,683
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/14	12,360	13,558
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/16	7,790	8,445
San Antonio TX Electric & Gas Rev.	5.250%	2/1/11	4,350	4,405
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	12,000	13,269
San Antonio TX Electric & Gas Rev.	5.000%	2/1/14	10,115	11,430
San Antonio TX Electric & Gas Rev.	5.500%	2/1/14	6,210	7,116
San Antonio TX Electric & Gas Rev.	5.375%	2/1/15	7,210	8,449
San Antonio TX Electric & Gas Rev. VRDO	0.290%	11/5/10	14,900	14,900
San Antonio TX GO	5.000%	2/1/17	4,135	4,908
San Antonio TX GO PUT	3.625%	12/1/10 (Prere.)	635	637
San Antonio TX GO PUT	3.625%	12/1/10	21,365	21,427

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/14	1,000	1,150
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/16 (2)	2,000	2,365
Spring Branch TX Independent School Dist. GO	5.000%	2/1/13	3,000	3,296
Spring Branch TX Independent School Dist. GO	5.000%	2/1/14	3,635	4,115
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Project)	5.000%	8/15/15	2,905	3,204
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Project)	5.000%	8/15/16	1,310	1,443
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Project)	5.000%	8/15/17	2,000	2,191
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/15	7,730	8,413
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/16	8,130	8,752
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/12	3,500	3,651
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/13	1,385	1,482
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,210	4,318
Texas A & M Univ. Rev. Financing System	5.000%	5/15/11	4,830	4,954
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,000	5,543
1 Texas GO TOB VRDO	0.280%	11/5/10	35,000	35,000
Texas GO TRAN	2.000%	8/31/11	100,000	101,381
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.750%	11/5/10	10,000	9,575
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/12	5,000	5,276
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.000%	12/15/13	1,000	1,066
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.625%	12/15/17	50,000	54,502
Texas State Transp. Comm. First Tier	5.000%	4/1/12	9,605	10,227
Texas State Transp. Comm. First Tier	5.000%	4/1/13	12,000	13,259
Texas State Transp. Comm. First Tier	5.000%	4/1/14	27,410	31,169
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,102
Texas State Univ. System Rev.	5.000%	3/15/12	2,380	2,525
Texas State Univ. System Rev.	5.000%	3/15/15	7,005	8,088
Texas Tech Univ. Rev. Refunding & Improvement	4.000%	2/15/13	3,000	3,224
Texas Tech Univ. Rev. Refunding & Improvement	3.000%	2/15/14	5,000	5,321
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/15	4,000	4,613
1 Texas Transp. Comm. Mobility Fund GO TOB VRDO	0.280%	11/5/10	20,410	20,410
1 Texas Univ. System Financing Rev. TOB VRDO	0.280%	11/5/10	4,995	4,995
Texas Water Dev. Board Rev.	5.000%	7/15/13	5,275	5,887
Texas Water Dev. Board Rev.	5.000%	7/15/13	1,375	1,534
Texas Water Dev. Board Rev.	5.000%	7/15/16	6,330	7,508
Titus County TX Fresh Water Supply Dist. Rev.	4.500%	7/1/11	3,500	3,564
Univ. of Houston TX Rev.	4.000%	2/15/13	2,000	2,149
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/16	10,090	12,105
Univ. of Texas Rev. Finance Systems	5.000%	8/15/14	1,325	1,523
Univ. of Texas Rev. Finance Systems	5.000%	8/15/14	1,775	2,040
Univ. of Texas Rev. Finance Systems	5.000%	8/15/17	25,135	30,003
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	0.250%	11/5/10	19,045	19,045
Williamson County TX GO	5.500%	2/15/11 (4)(Prere.)	4,845	4,920
				1,230,257
Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/13	7,590	8,382
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/15	17,170	19,833
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/11 (4)	6,000	5,986
Utah Transit Auth. Sales Tax Rev.	5.000%	12/15/12 (4)(Prere.)	4,425	4,842
				39,043
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/15	5,000	5,508
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/16	8,000	8,870
				14,378
Virginia (1.8%)
Arlington County VA IDA Rev. (Virginia Hosp Center Arlington Health System)	5.000%	7/1/16	1,700	1,912
Chesapeake VA Econ. Dev. Auth. PCR (Virginia Electric and Power Co. Project) PUT	3.600%	2/1/13	5,000	5,190
Fairfax County VA Water Auth. Rev.	5.000%	4/1/14 (Prere.)	21,535	24,496
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	0.230%	11/5/10	10,000	10,000
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	0.230%	11/5/10 LOC	6,000	6,000
New River Valley VA Jail Auth. Fac. Rev.	4.000%	4/1/11	5,810	5,868
Norfolk VA GO	5.000%	3/1/15	5,910	6,872
Norfolk VA GO	5.000%	3/1/16	4,000	4,720
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	5,000	5,958
Virginia Beach VA Refunding & Public Improvement	5.000%	7/15/15	2,825	3,317
Virginia Beach VA Refunding & Public Improvement	5.000%	7/15/16	6,905	8,228
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/14	1,350	1,528
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/15	7,330	8,582
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/16	3,090	3,637

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13	5,205	5,831
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/13	3,135	3,512
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/14	2,000	2,298
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/15	2,150	2,517
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/16	500	593
Virginia GO	5.000%	6/1/14	8,750	10,025
Virginia Public Building Auth. Public Fac. Rev.	5.000%	8/1/15	4,115	4,824
Virginia Public Building Auth. Rev.	5.000%	8/1/13	5,000	5,589
Virginia Public Building Auth. Rev.	5.000%	8/1/14	8,000	9,181
Virginia Public School Auth. Rev.	5.000%	8/1/11	1,500	1,553
Virginia Public School Auth. Rev.	5.000%	8/1/11	9,000	9,319
Virginia Public School Auth. Rev.	4.000%	8/1/12	3,605	3,827
Virginia Public School Auth. Rev.	5.000%	8/1/13	7,655	8,556
Virginia Public School Auth. Rev.	5.000%	8/1/14	3,815	4,378
Virginia Public School Auth. Rev.	5.250%	8/1/14	3,000	3,471
Virginia Public School Auth. Rev.	5.000%	8/1/15	1,500	1,759
Virginia Public School Auth. Rev.	5.000%	8/1/15	15,000	17,585
Virginia Public School Auth. Rev.	5.000%	8/1/16	5,810	6,900
Virginia Public School Auth. Rev.	5.000%	8/1/16	35,860	42,588
Virginia Public School Auth. Rev.	5.000%	8/1/16	1,570	1,865
Virginia Small Business Finance Auth. Healthcare Fac. Rev. (Sentara Healthcare)	5.000%	11/1/13	3,500	3,863
York County VA Econ. Dev. Auth. PCR (VA Electric & Power Co.) PUT	4.050%	5/1/14	6,750	7,175
				253,517
Washington (3.4%)
1 Bellevue WA GO TOB VRDO	0.280%	11/5/10 (4)	10,000	10,000
Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev.	5.000%	11/1/14 (2)	8,125	9,332
Clark County WA Public Util. Rev.	5.000%	1/1/15	1,500	1,690
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/11	45,365	46,799
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.000%	7/1/12	2,500	2,687
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	5.500%	7/1/17 (14)	8,000	8,584
Energy Northwest Washington Electric Refunding Rev. (Project No. 1)	6.000%	7/1/17 (14)	7,300	7,938
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	6,000	7,000
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/15	8,450	9,859
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/16	24,000	28,350
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,786
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	6.000%	7/1/16 (4)	10,000	10,873
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/17	20,000	23,799
King County WA (Bellevue School Dist.) GO	5.000%	12/1/11	18,000	18,906
King County WA GO	5.000%	12/1/10 (ETM)	4,790	4,810
King County WA GO	5.000%	12/1/10	7,595	7,627
1 King County WA Sewer Rev. TOB VRDO	0.270%	11/5/10 (4)	6,470	6,470
1 King County WA Sewer Rev. TOB VRDO	0.270%	11/5/10	9,245	9,245
Port of Seattle WA Rev.	5.000%	3/1/11 (4)	8,275	8,392
Port of Seattle WA Rev.	5.000%	3/1/12 (4)	5,000	5,268
Seattle WA Muni. Light & Power Rev.	5.000%	2/1/16	3,500	4,096
Seattle WA Water System Rev.	5.000%	2/1/15 (4)	4,725	5,475
Tacoma WA Electric System Rev.	5.000%	1/1/12 (4)	5,000	5,258
Tacoma WA Electric System Rev.	5.000%	1/1/13 (4)	10,485	11,441
Tacoma WA Electric System Rev.	5.000%	1/1/14 (4)	25,720	28,864
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,885
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	4,760	4,910
Washington GO	4.000%	1/1/11	12,585	12,666
Washington GO	5.000%	7/1/11	4,750	4,899
Washington GO	5.000%	7/1/12 (2)	11,530	12,389
Washington GO	5.000%	2/1/13	5,290	5,804
Washington GO	5.000%	7/1/13 (4)	4,890	5,443
Washington GO	5.000%	1/1/14	19,395	21,857
Washington GO	5.000%	2/1/14	11,105	12,544
Washington GO	5.000%	7/1/15 (2)	2,400	2,798
Washington GO	5.700%	10/1/15	6,250	6,999
Washington GO	5.000%	1/1/16	5,285	6,188
Washington GO	5.000%	1/1/16	20,000	23,416
Washington GO	5.000%	2/1/16	13,040	15,291
Washington GO	5.000%	2/1/16	3,995	4,685
Washington Health Care Fac. Auth. (Catholic Health Initiatives) VRDO	0.250%	11/5/10	20,000	20,000
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/15	2,500	2,771
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/16	2,500	2,768
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/13	1,205	1,329
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/14	1,340	1,507
Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.300%	11/5/10 LOC	6,780	6,780
				475,478

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.4%)
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/12	4,970	5,361
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/13	4,650	5,180
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/14	9,265	10,578
West Virginia Commissioner of Highways Special Obligation	5.000%	9/1/15	7,150	8,298
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	6,000	6,404
West Virginia Econ. Dev. Auth. PCR (Ohio Power) PUT	3.125%	4/1/15	15,000	15,208
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/15	3,070	3,377
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	4.125%	9/1/16	1,755	1,843
				56,249
Wisconsin (1.3%)
Badger Tobacco Asset Securitization Corp. WI	6.000%	6/1/12 (Prere.)	5,000	5,432
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	4,160	4,430
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/16	3,125	3,692
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/17	3,370	4,004
Wisconsin Annual Appropriation Rev.	5.000%	5/1/16	6,575	7,647
Wisconsin GO	5.000%	5/1/12 (14)	15,775	16,843
Wisconsin GO	5.000%	5/1/13	7,750	8,580
Wisconsin GO	5.250%	5/1/13	16,810	18,700
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,690
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,538
Wisconsin GO	5.000%	5/1/16	13,870	16,354
Wisconsin GO	5.000%	5/1/16	10,530	12,416
Wisconsin GO	5.000%	5/1/17	8,000	9,504
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,616
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,182
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) PUT	4.750%	8/15/14	2,000	2,142
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	11,398
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/14 (4)	5,000	5,556
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/1/15 (4)	2,000	2,247
Wisconsin Petroleum Inspection Fee Rev.	5.000%	7/1/16	10,000	11,677
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/14 (4)	4,145	4,687
Wisconsin Public Power System Power Supply System Rev.	5.000%	7/1/15 (4)	11,390	13,088
Wisconsin Transp. Rev.	5.000%	7/1/12	1,000	1,073
Wisconsin Transp. Rev.	5.000%	7/1/13	1,100	1,222
Wisconsin Transp. Rev.	5.000%	7/1/15	2,000	2,326
				184,044
Total Tax-Exempt Municipal Bonds (Cost $13,199,044)				13,643,218

			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
4 Vanguard Municipal Cash Management Fund (Cost $298,229)	0.265%		298,229,068	298,229
Total Investments (99.5%) (Cost $13,497,273)				13,941,447
Other Assets and Liabilities (0.5%)
Other Assets				199,525
Liabilities				(133,207)
				66,318
Net Assets (100%)				14,007,765

Limited-Term Tax-Exempt Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	13,701,624
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(139,035)
Unrealized Appreciation (Depreciation)
Investment Securities	444,174
Futures Contracts	1,002
Net Assets	14,007,765

Investor Shares—Net Assets
Applicable to 312,477,124 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,483,522
Net Asset Value Per Share—Investor Shares	$11.15

Admiral Shares—Net Assets
Applicable to 944,040,016 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,524,243
Net Asset Value Per Share—Admiral Shares	$11.15

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $780,175,000, representing 5.6% of net assets.
2 Securities with a value of $4,596,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2010.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (1.0%)
Alabama GO	5.250%	6/1/11 (Prere.)	3,455	3,555
Alabama GO	5.250%	6/1/11 (Prere.)	5,155	5,305
Alabama GO	5.250%	6/1/11 (Prere.)	5,105	5,253
Alabama GO	5.250%	6/1/11 (Prere.)	5,105	5,253
Alabama Incentives Financing Auth.	5.000%	9/1/24	3,695	4,086
Alabama Incentives Financing Auth.	5.000%	9/1/24	2,520	2,787
Alabama Public School & College Auth.	5.000%	12/1/19	58,350	66,962
Alabama Public School & College Auth.	5.000%	12/1/20	60,660	68,839
Alabama Public School & College Auth.	5.000%	12/1/21	62,600	70,222
Alabama Public School & College Auth.	5.000%	12/1/22	13,595	15,139
Auburn Univ. Alabama General Fee Rev.	5.000%	6/1/16	3,690	4,329
Auburn Univ. Alabama General Fee Rev.	5.000%	6/1/17	1,550	1,829
Courtland AL Dev. Board Pollution Control Rev. (International Paper Co.)	5.000%	6/1/25	5,000	5,054
Huntsville AL Capital Improvement GO	5.000%	9/1/22	1,030	1,170
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, I	5.000%	2/1/18	2,830	2,988
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, I	5.250%	2/1/19	2,415	2,571
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, I	5.250%	2/1/20	2,845	3,012
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, I	5.250%	2/1/21	3,630	3,809
Infirmary Health System Special Care Fac. Financing Auth. Mobile AL Rev.
(Infirmary Health System, I	5.250%	2/1/30	10,000	10,131
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/12 (Prere.)	15,040	16,192
Selma AL Indl. Dev. Brd. Rev. (Gulf Opportunity Zone)	5.800%	5/1/34	4,000	4,178
				302,664
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/11 (14)	5,395	5,811
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (14)	4,105	4,251
Northern Tobacco Securitization Corp. Alaska	4.625%	6/1/23	18,530	18,123
				28,185
Arizona (2.8%)
Arizona Board Regents Arizona State Univ. System COP	5.000%	6/1/20 (2)	2,430	2,654
Arizona Board Regents Arizona State Univ. System COP	5.000%	7/1/20 (14)	5,120	5,653
Arizona Board Regents Arizona State Univ. System COP	5.000%	6/1/21 (2)	4,310	4,630
Arizona Board Regents Arizona State Univ. System Rev.	6.000%	7/1/27	1,135	1,300
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/28	2,545	2,763
Arizona COP	5.000%	9/1/25 (4)	10,000	10,526
Arizona COP	5.000%	9/1/27 (4)	5,000	5,199
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/24	10,000	10,453
Arizona Health Fac. Auth. Rev. (Banner Health)	5.000%	1/1/25	7,500	7,830
Arizona Health Fac. Auth. Rev. (Banner Health) VRDO	0.280%	11/5/10 LOC	18,000	18,000
Arizona Lottery Rev.	5.000%	7/1/22 (4)	18,000	19,761
Arizona Lottery Rev.	5.000%	7/1/24 (4)	15,000	16,201
Arizona Lottery Rev.	5.000%	7/1/25 (4)	15,000	16,058
Arizona Lottery Rev.	5.000%	7/1/26 (4)	13,975	14,884
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,693
Arizona School Fac. Board Rev. (State School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,176
Arizona School Fac. Board Rev. COP	5.000%	9/1/11 (14)	10,000	10,343
Arizona School Fac. Board Rev. COP	5.000%	9/1/16	24,000	26,751
Arizona School Fac. Board Rev. COP	5.000%	9/1/16 (14)	34,300	37,603
Arizona School Fac. Board Rev. COP	5.000%	9/1/17	21,000	23,606
Arizona School Fac. Board Rev. COP	5.000%	9/1/17 (14)	26,755	29,173
Arizona School Fac. Board Rev. COP	5.000%	9/1/18	13,000	14,560
Arizona School Fac. Board Rev. COP	5.125%	9/1/21	5,000	5,442
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/18	10,000	11,735
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/19	10,000	11,554
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/20	11,500	13,139
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/21	16,300	18,415
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/24	10,000	11,108
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/25	7,540	8,340
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,874
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/14	8,000	9,117
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/19	5,000	5,918
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,485
Arizona Transp. Board Highway Rev.	5.000%	7/1/17	9,460	10,935
Arizona Transp. Board Highway Rev.	5.250%	7/1/18	4,000	4,258
Arizona Transp. Board Highway Rev.	5.250%	7/1/19	4,110	4,375

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Transp. Board Highway Rev.	5.000%	7/1/22	10,035	11,201
Arizona Transp. Board Highway Rev.	5.000%	7/1/23	8,180	9,035
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	2,000	2,209
Arizona Transp. Board Highway Rev.	5.000%	7/1/25	5,000	5,565
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/18	3,325	3,672
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/19	2,000	2,195
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/20	1,500	1,637
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/21	1,500	1,623
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/22	3,500	3,750
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/23	3,805	4,048
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/25	3,750	3,939
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/26	2,890	3,017
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/27	5,000	5,172
Glendale AZ IDA (Midwestern Univ.)	5.000%	5/15/30	14,000	14,483
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23 (14)	4,235	4,602
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/16	6,500	7,231
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/17	10,000	11,061
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.000%	7/1/18	6,000	6,520
Maricopa County AZ Regional Public Transp. Auth. Excise Tax Rev.	5.000%	7/1/21	6,220	7,102
Maricopa County AZ USD	5.000%	7/1/20	10,925	12,959
Maricopa County AZ USD	5.000%	7/1/21	11,915	14,065
Maricopa County AZ USD	5.000%	7/1/22 (ETM)	4,810	5,841
Maricopa County AZ USD	5.000%	7/1/22	8,450	9,971
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,739
Mesa AZ Util. System Rev.	5.000%	7/1/19 (14)	10,000	11,700
Mesa AZ Util. System Rev.	5.000%	7/1/21 (14)	11,900	13,753
Phoenix AZ Civic Improvement Corp. Airport (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,623
Phoenix AZ Civic Improvement Corp. Airport (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,741
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/14	5,110	5,760
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/23	5,000	5,427
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/24	2,235	2,410
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/25	5,000	5,365
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/27	9,530	10,096
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/28	9,555	10,149
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/30	13,330	14,029
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	5.000%	7/1/22 (14)	5,420	5,835
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	4.750%	7/1/24	7,805	8,402
Phoenix AZ Civic Improvement Corp. Rev.	5.000%	7/1/20	5,165	5,855
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/12 (14)	9,645	9,955
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/13 (14)	5,000	5,148
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/14 (14)	6,820	7,011
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.500%	7/1/24	2,500	2,856
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/14 (14)	4,215	4,528
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/21 (14)	4,200	4,658
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/28	4,890	5,381
1 Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	0.300%	11/1/10	4,955	4,955
Phoenix AZ GO	5.000%	7/1/20	5,150	5,870
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/21	3,450	3,968
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/22	4,350	4,963
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/28	2,500	2,719
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	8,500	8,500
1 Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. TOB VRDO	0.280%	11/5/10	5,000	5,000
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/21	3,500	3,596
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/22	3,790	3,862
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/23	8,335	8,478
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	4,485	4,534
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/25	18,880	19,060
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/26	2,645	2,668
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	6,850	8,194
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	7,280	8,709
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	5,710	6,830
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/22	12,415	14,730
Tucson AZ GO	7.375%	7/1/13	3,750	4,381
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,071
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,052
Univ. Medical Center Corp. AZ Hosp. Rev.	6.250%	7/1/29	1,500	1,631
				876,602
California (12.2%)
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	2,000	2,069
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (10)	4,500	4,733
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	16,140	17,144
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	20,195	22,100

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/21	7,000	7,836
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	26,400	28,587
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/24	22,220	23,840
Beverly Hills CA USD GO	0.000%	8/1/28	5,000	2,124
Beverly Hills CA USD GO	0.000%	8/1/29	8,000	3,162
1 California Dept. of Veteran Affairs Rev. TOB VRDO	0.280%	11/5/10	11,140	11,140
California GO	5.000%	4/1/12	2,500	2,647
California GO	5.250%	10/1/13 (14)	5,615	6,257
California GO	5.250%	2/1/14	20,000	22,064
California GO	5.000%	6/1/14 (Prere.)	8,580	9,785
California GO	5.000%	8/1/14	6,250	7,012
California GO	5.250%	11/1/14	10,000	11,087
California GO	5.000%	3/1/15	6,000	6,774
California GO	5.250%	11/1/15	10,225	11,256
California GO	6.000%	2/1/16	1,500	1,777
California GO	5.000%	4/1/16	10,000	11,421
California GO	5.000%	3/1/17	3,000	3,433
California GO	5.000%	4/1/17	9,500	10,878
California GO	5.000%	4/1/17	13,050	14,944
California GO	5.500%	4/1/18	45,035	53,076
California GO	6.000%	4/1/18	11,480	13,886
California GO	5.000%	9/1/18	33,800	37,792
California GO	5.000%	12/1/18	85	93
California GO	5.500%	4/1/19	5,000	5,860
California GO	5.000%	4/1/20	18,000	20,045
California GO	5.000%	8/1/20	18,970	20,654
California GO	5.000%	11/1/20 (14)	5,000	5,486
California GO	5.250%	11/1/20	9,000	9,822
California GO	5.000%	2/1/21	13,000	13,792
California GO	5.000%	3/1/21	4,700	5,170
California GO	5.500%	4/1/21	3,185	3,592
California GO	5.000%	12/1/21	16,365	17,763
California GO	5.000%	3/1/22 (2)	9,225	9,745
California GO	5.000%	3/1/22	6,375	6,810
California GO	5.250%	10/1/22	15,000	16,272
California GO	5.000%	3/1/23	36,120	37,696
California GO	5.000%	3/1/23	29,000	30,528
California GO	5.125%	11/1/23	7,000	7,371
California GO	5.000%	3/1/24	30,115	31,445
California GO	5.500%	8/1/26	23,665	25,358
California GO	5.750%	4/1/29	2,395	2,619
California GO	5.000%	10/1/29	27,000	27,802
California GO	5.250%	3/1/30	29,500	30,986
California GO	5.750%	4/1/31	79,190	86,236
California GO	6.000%	3/1/33	14,000	16,081
California GO	6.500%	4/1/33	54,500	64,074
California GO VRDO	0.250%	11/5/10 LOC	16,850	16,850
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/12	2,000	2,086
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/13	2,000	2,135
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/14	2,205	2,393
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.125%	7/1/22	16,000	16,898
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	0.260%	11/5/10 LOC	22,940	22,940
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/15	7,550	8,439
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/16	5,000	5,719
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/17	5,000	5,707
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,407
California Health Fac. Financing Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,689
California Health Fac. Financing Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,338
California Health Fac. Financing Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,416
California Health Fac. Financing Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,476
California Health Fac. Financing Auth. Rev. (Scripps Health)	5.000%	10/1/19	8,080	8,880
California Health Fac. Financing Auth. Rev. (Scripps Health)	5.500%	10/1/20	4,000	4,482
California Health Fac. Financing Auth. Rev. (Scripps Health)	5.000%	10/1/21	7,110	7,658
California Health Fac. Financing Auth. Rev. (Scripps Health)	5.000%	10/1/22	3,250	3,465
California Health Fac. Financing Auth. Rev. (St. Joseph Health System)	5.250%	7/1/21	25,980	28,498
California Health Fac. Financing Auth. Rev. (St. Joseph Health System)	5.500%	7/1/29	15,000	15,966
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/14	9,000	9,840
California PCR Financing Auth. COP	5.000%	2/1/15	1,615	1,723
California PCR Financing Auth. COP	5.000%	2/1/16	2,070	2,203
California PCR Financing Auth. COP	5.000%	2/1/20	1,575	1,625
California PCR Financing Auth. COP	5.000%	2/1/21	1,700	1,736
California PCR Financing Auth. COP	5.250%	2/1/24	5,000	5,066

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.	6.250%	11/1/24	13,665	15,463
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16 (2)	5,265	5,855
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/25	3,100	3,131
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/28	5,000	5,442
California Public Works Board Lease Rev. (Dept. of General Services)	6.125%	4/1/29	2,000	2,167
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/10	6,635	6,660
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/12	7,895	7,919
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/14	8,370	9,403
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/15	9,980	11,375
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/16	8,750	9,839
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/17	4,985	5,540
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/18	5,700	6,266
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/19	11,820	12,905
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/20	10,000	10,809
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/21	15,230	16,323
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/22	15,235	16,367
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/23	8,765	9,389
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/24	9,650	10,286
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/25	7,500	7,929
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (Prere.)	37,000	40,109
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (Prere.)	10,000	10,859
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	61,875	67,189
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (14)	8,000	8,570
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	20,000	21,890
California State Dept. of Water Resources Power Supply Rev.	6.000%	5/1/12 (Prere.)	10,000	10,934
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	7,790	9,041
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/17	10,000	11,663
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/18	12,000	14,018
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/19	44,535	52,055
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/20	20,000	23,354
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	20,000	22,480
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	30,000	34,574
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	19,250	21,487
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	10,000	11,427
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	28,925	33,278
California State Econ. Recovery Bonds	5.000%	7/1/15	41,775	46,971
California State Econ. Recovery Bonds	5.000%	7/1/16	7,000	7,152
California State Econ. Recovery Bonds	5.000%	7/1/20	29,500	33,987
California State Econ. Recovery Bonds	5.250%	7/1/21	50,000	57,932
California State Univ. Rev. Systemwide	5.000%	11/1/26	14,775	15,997
California State Univ. Rev. Systemwide	5.750%	11/1/27	5,000	5,668
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	135,500	147,723
California Statewide Communities Dev. Auth. Rev. (Cottage Health Systems)	5.250%	11/1/30	8,520	8,911
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/16	40,000	44,825
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/19	9,500	10,564
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	25,247
California Statewide Communities Dev. Auth. Rev. (Redlands Community Hosp.) VRDO	0.250%	11/5/10 LOC	27,800	27,800
1 California Statewide Communities Dev. Auth. Rev. (Sutter Health) TOB VRDO	0.280%	11/5/10	13,000	13,000
Cerritos CA Community College Dist. GO	5.250%	8/1/28	3,540	3,880
Cerritos CA Community College Dist. GO	5.250%	8/1/29	3,160	3,449
Cerritos CA Community College Dist. GO	5.250%	8/1/30	4,235	4,606
El Monte CA High School Dist. GO	5.500%	6/1/27 (12)	2,630	2,945
El Monte CA High School Dist. GO	5.500%	6/1/28 (12)	2,355	2,620
El Segundo CA USD	0.000%	8/1/28	2,705	995
El Segundo CA USD	0.000%	8/1/29	8,655	2,946
El Segundo CA USD	0.000%	8/1/30	9,160	2,899
Fairfield CA COP (Fairfield Water)	0.000%	4/1/23 (10)	1,000	491
Fairfield CA COP (Fairfield Water)	0.000%	4/1/24 (10)	3,455	1,585
Fairfield CA COP (Fairfield Water)	0.000%	4/1/25 (10)	6,340	2,718
Fairfield CA COP (Fairfield Water)	0.000%	4/1/27 (10)	6,480	2,398
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/23 (14)	2,875	1,376
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/24 (14)	1,700	763
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/25 (14)	2,055	861
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/26 (14)	2,985	1,163
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/27 (14)	2,980	1,071
Folsom Cordova CA USD School Fac. Improvement Dist.	0.000%	10/1/28 (14)	2,875	954
Foothill/Eastern Corridor Agency California Toll Road Rev.	5.125%	1/15/19 (14)	5,200	5,200
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28 (14)	15,000	15,223
Fresno CA Sewer Rev.	6.250%	9/1/14 (2)	12,000	13,114
Fresno CA Sewer Rev.	5.000%	9/1/25 (12)	2,275	2,470
Fresno CA Sewer Rev.	5.000%	9/1/26 (12)	7,425	8,008
Fresno CA Sewer Rev.	5.000%	9/1/27 (12)	7,835	8,390

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gilroy CA USD GO	0.000%	8/1/30 (12)	5,500	1,701
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	84,615	93,712
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	92,053
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	9,436
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	6,836
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	13,091
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	15,035
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	79,585	71,879
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	30,000	29,359
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	18,400	17,884
Hacienda La Puente CA USD	5.000%	8/1/25 (4)	7,000	7,908
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/23 (14)	2,090	1,049
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/25 (14)	3,635	1,609
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/27 (14)	1,500	579
La Mesa-Spring Valley CA School Dist. GO	0.000%	8/1/28 (14)	3,170	1,138
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/18 (2)	5,495	6,116
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/19 (2)	3,970	4,395
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/20 (2)	3,250	3,569
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/21 (2)	7,645	8,305
Long Beach CA Finance Auth. Tax Rev.	5.500%	11/1/22 (2)	3,535	3,816
Long Beach CA USD GO	0.000%	8/1/23 (12)	1,995	1,034
Long Beach CA USD GO	0.000%	8/1/26 (12)	2,925	1,238
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	7,210	7,793
Los Angeles CA Community College Dist. GO	5.250%	8/1/29	4,145	4,544
1 Los Angeles CA Community College Dist. GO TOB VRDO	0.290%	11/5/10	7,500	7,500
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/23	3,115	3,378
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/26	3,250	3,455
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/27	3,250	3,436
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/28	3,960	4,166
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15	20,000	20,581
Los Angeles CA Dept. of Water & Power Rev. VRDO	0.260%	11/5/10	22,400	22,400
Los Angeles CA Harbor Dept. Rev.	5.000%	8/1/28	6,930	7,490
Los Angeles CA Muni. Improvement Corp. Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24 (14)	15,435	15,905
Los Angeles CA USD GO	5.000%	7/1/16	7,290	8,483
Los Angeles CA USD GO	5.000%	7/1/16 (12)	6,900	8,057
Los Angeles CA USD GO	4.750%	7/1/19 (4)	12,500	13,750
Los Angeles CA USD GO	5.000%	7/1/19	23,635	27,516
Los Angeles CA USD GO	5.000%	7/1/21 (4)	10,000	11,111
Los Angeles CA USD GO	5.000%	7/1/21 (4)	4,000	4,445
Los Angeles CA USD GO	5.000%	7/1/22 (4)	22,410	24,695
Los Angeles CA USD GO	5.000%	7/1/23 (4)	6,425	7,028
Los Angeles CA USD GO	5.000%	7/1/23 (3)	31,690	33,615
Los Angeles CA USD GO	5.000%	7/1/23 (3)	24,035	25,676
Los Angeles CA USD GO	5.250%	7/1/23	8,835	9,937
Los Angeles CA USD GO	5.250%	7/1/23	5,000	5,624
Los Angeles CA USD GO	5.000%	7/1/24 (14)	19,915	20,959
Los Angeles CA USD GO	5.000%	7/1/25 (4)	7,330	7,920
Los Angeles CA USD GO	5.000%	7/1/26	7,500	8,119
Los Angeles CA USD GO	4.500%	1/1/28 (14)	10,000	9,917
Los Angeles CA USD GO	5.250%	7/1/28	8,000	8,755
Los Angeles CA USD GO	5.200%	7/1/29	6,295	6,770
Los Angeles CA Wastewater System Rev.	5.000%	6/1/29	6,520	7,069
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/15	10,665	12,448
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/19	8,500	10,147
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/20	5,000	5,882
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/21	5,000	5,800
Los Angeles County CA TRAN	2.000%	6/30/11	40,000	40,400
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	6,000	7,358
New Haven CA USD GO	0.000%	8/1/33 (12)	8,625	2,188
Newport Beach CA Rev. (Hoag Memorial Hosp.) PUT	5.000%	2/7/13	5,000	5,420
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,221
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21 (2)	14,775	14,628
Oakland CA USD GO	6.250%	8/1/18	1,000	1,177
Oakland CA USD GO	6.250%	8/1/19	1,150	1,353
Orange County CA Airport Rev.	5.250%	7/1/25	6,480	7,153
Orange County CA Sanitation Dist. COP	5.000%	2/1/28	7,250	7,947
Orange County CA Sanitation Dist. COP	5.000%	2/1/29	4,510	4,920
Orange County CA Sanitation Dist. COP	5.000%	2/1/29 (4)	2,500	2,678
Palmdale CA Community Redev. Agency	5.000%	9/1/28 (14)	10,965	10,875
Palo Alto CA USD GO	0.000%	8/1/23	13,900	7,698
Palo Alto CA USD GO	0.000%	8/1/28	20,320	8,224
Palo Alto CA USD GO	0.000%	8/1/29	19,530	7,349

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palo Alto CA USD GO	0.000%	8/1/31	12,305	3,998
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28	9,000	10,083
Poway CA USD GO	0.000%	8/1/29	5,000	1,702
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,400
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,343
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,885
Riverside CA Electric Rev. VRDO	0.290%	11/5/10 LOC	6,500	6,500
Rocklin CA USD	0.000%	8/1/22 (14)	5,450	3,085
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/20	4,705	4,906
Sacramento CA Muni. Util. Dist. Financing Auth. Rev.	5.000%	7/1/18 (14)	2,000	2,162
Sacramento County CA Airport Rev.	5.500%	7/1/27	7,870	8,519
Sacramento County CA Airport Rev.	5.500%	7/1/28	5,000	5,378
Sacramento County CA Airport Rev.	5.625%	7/1/29	4,625	4,975
Sacramento County CA GO	5.000%	2/1/15	9,190	10,003
Sacramento County CA GO	5.000%	2/1/17	4,650	5,061
Sacramento County CA GO	5.250%	2/1/18	6,140	6,744
Sacramento County CA GO	5.250%	2/1/19	4,940	5,402
Sacramento County CA GO	5.500%	2/1/20	4,700	5,180
Saddleback Valley CA USD	5.000%	8/1/23 (4)	5,460	5,876
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/17	2,500	2,734
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/18	8,995	9,782
San Bernardino County CA Medical Center COP (Arrowhead Project)	5.000%	8/1/19	8,500	9,193
San Diego CA Community College Dist. GO	5.250%	8/1/33	3,325	3,606
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/13	8,000	8,844
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/21	5,000	5,744
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.250%	5/15/25	10,000	11,436
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.000%	5/15/28	2,000	2,183
San Diego CA USD GO	5.500%	7/1/25 (14)	10,000	11,568
San Diego CA USD GO	5.500%	7/1/27 (4)	17,195	20,172
San Francisco CA City & County International Airport Rev.	5.000%	5/1/18	15,000	17,512
San Francisco CA City & County International Airport Rev.	5.000%	5/1/21	10,000	11,377
San Francisco CA City & County International Airport Rev.	5.000%	5/1/22	14,135	15,898
San Francisco CA City & County International Airport Rev.	5.250%	5/1/22	5,500	6,224
1 San Francisco CA City and County Public Utilites Comm. Water Rev. TOB VRDO	0.280%	11/5/10	11,500	11,500
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/1/21 (ETM)	6,000	4,445
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/21 (14)	12,385	5,903
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	20,000	20,922
San Jose CA Redev. Agency	5.000%	8/1/23 (2)	24,900	25,351
San Jose CA Redev. Agency	5.000%	8/1/24 (14)	29,885	30,483
San Jose CA Redev. Agency	5.250%	8/1/27	2,400	2,461
San Jose CA Redev. Agency	5.375%	8/1/28	1,175	1,210
San Jose CA Redev. Agency	6.500%	8/1/28	25,385	27,823
1 San Jose CA USD Santa Clara County TOB VRDO	0.290%	11/5/10	5,000	5,000
San Mateo County CA Joint Powers Auth. Lease Rev.	4.625%	7/15/25	1,000	1,048
San Mateo County CA Joint Powers Auth. Lease Rev.	5.250%	7/15/28	2,000	2,145
San Ramon Valley CA USD GO	5.000%	8/1/26 (4)	12,800	13,620
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/19	13,825	15,815
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/20	7,400	8,355
Santa Monica CA Community College Dist.	0.000%	8/1/23	9,045	4,886
Santa Monica CA Community College Dist.	0.000%	8/1/27	6,565	2,733
Santa Monica CA Community College Dist.	0.000%	8/1/28	7,105	2,768
Santa Monica CA Community College Dist.	0.000%	8/1/29	12,640	4,577
Santa Rosa CA Waste Water Rev.	0.000%	9/1/27 (2)	11,125	4,193
Southern California Public Power Auth. Rev.	5.000%	7/1/22	10,000	11,358
Southern California Public Power Auth. Rev.	5.000%	7/1/27	10,000	10,879
Southern California Public Power Auth. Rev.	5.000%	7/1/28	10,000	10,803
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	0.280%	11/5/10 (2)LOC	45,550	45,550
Torrance CA Hosp. Rev. (Torrance Memorial Medical Center)	5.000%	9/1/30	4,735	4,827
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/19	3,000	3,416
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/20	13,130	14,727
Tuolumne CA Wind Project Auth. Rev.	5.000%	1/1/21	13,465	14,889
Tuolumne CA Wind Project Auth. Rev.	5.625%	1/1/29	9,000	9,912
Turlock CA Irrigation Dist. Rev.	5.000%	1/1/27	3,935	4,206
Turlock CA Irrigation Dist. Rev.	5.000%	1/1/28	4,160	4,440
Turlock CA Irrigation Dist. Rev.	5.000%	1/1/29	4,335	4,596
Turlock CA Irrigation Dist. Rev.	5.000%	1/1/30	2,250	2,373
Univ. of California Rev.	5.000%	5/15/21	10,625	11,646
Univ. of California Rev.	5.000%	5/15/21	10,575	12,062
Univ. of California Rev.	5.500%	5/15/24	14,675	17,179
1 Univ. of California Rev. TOB VRDO	0.280%	11/5/10 (4)	15,280	15,280
1 Univ. of California Rev. TOB VRDO	0.290%	11/5/10 (4)	9,520	9,520
Ventura County CA Community College Dist. GO	0.000%	8/1/23	6,155	3,239

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ventura County CA Community College Dist. GO	0.000%	8/1/24	8,050	3,989
Ventura County CA Community College Dist. GO	0.000%	8/1/25	8,000	3,719
Ventura County CA Community College Dist. GO	0.000%	8/1/26	8,500	3,705
Ventura County CA Community College Dist. GO	0.000%	8/1/27	8,500	3,469
Ventura County CA COP Public Finance Auth.	5.625%	8/15/27	1,000	1,101
Ventura County CA COP Public Finance Auth.	5.750%	8/15/28	1,750	1,935
Ventura County CA COP Public Finance Auth.	5.750%	8/15/29	1,750	1,923
Victor Valley CA Community College Dist.	5.375%	8/1/29	4,250	4,564
Victor Valley CA Community College Dist.	0.000%	8/1/33	9,035	2,292
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/29	2,510	2,656
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/30	3,775	3,973
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/25 (12)	5,365	5,775
West Basin CA Muni. Water Dist. Rev. COP	5.000%	8/1/27 (12)	5,000	5,313
West Contra Costa CA USD	0.000%	8/1/17 (12)	1,565	1,201
West Contra Costa CA USD	0.000%	8/1/18 (12)	3,000	2,165
West Contra Costa CA USD	0.000%	8/1/19 (12)	4,190	2,834
West Contra Costa CA USD	0.000%	8/1/20 (12)	6,000	3,768
West Contra Costa CA USD	0.000%	8/1/32 (12)	10,000	2,655
West Contra Costa CA USD	0.000%	8/1/33 (12)	2,810	697
				3,774,708
Colorado (1.7%)
Aurora CO COP	5.000%	12/1/19	1,050	1,229
Aurora CO COP	5.000%	12/1/20	2,000	2,306
Aurora CO COP	5.000%	12/1/21	3,505	3,980
Aurora CO COP	5.000%	12/1/22	4,730	5,323
Aurora CO COP	5.000%	12/1/23	4,465	4,984
Aurora CO COP	5.000%	12/1/24	4,215	4,672
Aurora CO COP	5.000%	12/1/25	5,475	6,029
Broomfield Colorado City & County COP	5.000%	12/1/24	2,685	2,946
Broomfield Colorado City & County COP	5.000%	12/1/25	2,820	3,074
Broomfield Colorado City & County COP	5.000%	12/1/26	2,965	3,209
Broomfield Colorado City & County COP	5.000%	12/1/27	3,115	3,347
Broomfield Colorado City & County COP	5.000%	12/1/29	7,470	7,938
Colorado Dept. of Transp. RAN	5.375%	6/15/12 (Prere.)	8,500	9,269
Colorado Dept. of Transp. Rev.	5.500%	6/15/12 (14)	11,780	12,735
Colorado Dept. of Transp. Rev.	5.500%	6/15/13 (14)	14,500	16,308
Colorado Dept. of Transp. Rev.	5.000%	12/15/15 (14)	37,325	43,896
Colorado Health Fac. Auth. Rev.	5.000%	1/1/22	6,100	6,574
Colorado Health Fac. Auth. Rev.	5.000%	1/1/22	13,175	14,199
Colorado Health Fac. Auth. Rev.	5.250%	1/1/30	20,955	22,351
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,365
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	7/1/29	50,000	54,491
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	0.250%	11/5/10	17,900	17,900
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	5.000%	3/1/25	4,900	4,928
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.250%	11/5/10	12,000	12,000
Colorado Springs CO Util. System Rev.	5.375%	11/15/12	12,620	13,251
Colorado Springs CO Util. System Rev.	5.375%	11/15/14	12,745	13,359
Denver CO City & County Airport Rev.	5.000%	11/15/24 (10)	8,965	9,505
Denver CO City & County Airport Rev.	5.250%	11/15/28	3,210	3,484
Denver CO City & County COP VRDO	0.270%	11/1/10	8,025	8,025
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/14	7,065	7,840
Denver CO City & County School Dist.	5.250%	12/1/21 (14)	20,990	25,692
Denver CO City & County School Dist. No. 1 GO	5.000%	12/1/19	5,100	6,104
Denver CO City & County School Dist. No. 1 GO	5.000%	12/1/20	3,975	4,761
Denver CO City & County School Dist. No. 1 GO	5.000%	12/1/21	14,085	16,835
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (14)	8,000	7,783
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/11 (14)(ETM)	6,600	6,571
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/17 (14)	24,490	17,603
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	7,850	8,379
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	6,355	6,783
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (14)	15,100	9,499
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/21 (14)	27,500	14,849
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (14)	20,000	8,731
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	10,000	10,160
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	10,000	10,160
E-470 Public Highway Auth. Colorado Rev.	5.500%	9/1/24 (14)	5,000	5,080
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/25	1,500	1,503
E-470 Public Highway Auth. Colorado Rev.	5.375%	9/1/26	2,000	2,016
1 Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	0.280%	11/5/10 (2) (4)	5,105	5,105
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/20 (14)	5,785	6,522
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/21 (14)	6,605	7,391
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/24	2,000	2,330

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Colorado Enterprise System Rev.	5.500%	6/1/26	2,750	3,164
Univ. of Colorado Hosp. Auth. Rev.	6.000%	11/15/29	9,850	10,559
				528,097
Connecticut (1.3%)
Connecticut GO	5.375%	12/15/10 (Prere.)	6,165	6,205
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,159
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	5,959
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	26,647
Connecticut GO	5.500%	11/15/11 (4)	21,215	22,353
Connecticut GO	5.500%	12/15/11 (14)	9,000	9,521
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,544
Connecticut GO	5.000%	4/15/13	9,745	10,769
Connecticut GO	5.000%	11/1/13	10,000	11,262
Connecticut GO	5.125%	11/15/13	19,000	19,872
Connecticut GO	5.500%	12/15/13	1,705	1,954
Connecticut GO	5.000%	4/15/14	13,690	15,580
Connecticut GO	5.500%	12/15/14	7,700	9,080
Connecticut GO	5.000%	4/15/15	16,155	18,814
Connecticut GO	5.000%	11/1/15	5,000	5,889
Connecticut GO	5.000%	12/15/15	14,345	16,931
Connecticut GO	5.000%	4/15/16	13,725	16,241
Connecticut GO	5.000%	3/1/18	1,130	1,351
Connecticut GO	5.000%	12/15/18	11,000	12,931
Connecticut GO	5.000%	12/1/19	10,000	12,032
Connecticut GO	5.000%	12/1/20	10,160	12,038
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/11	4,035	4,223
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	6.500%	10/1/12	6,600	7,321
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/12	4,685	5,087
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/13 (4)	20,000	20,876
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/13	2,970	3,327
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	2/1/14	12,000	13,485
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/14	7,315	8,380
2 Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/17	7,090	8,376
2 Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/18	9,515	11,249
2 Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/19	14,825	17,474
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/23	12,085	13,608
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/24	10,880	12,209
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.000%	11/1/25	12,515	13,992
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.000%	11/1/12 (4)	6,275	6,799
				392,538
Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/12	3,690	3,971
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/13	3,875	4,322
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19	4,695	5,633
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/29	10,000	11,081
Univ. of Delaware Rev.	5.000%	11/1/18	1,000	1,210
Univ. of Delaware Rev.	5.000%	11/1/22	1,000	1,167
				27,384
District of Columbia (0.5%)
District of Columbia GO	6.000%	6/1/11 (14)	6,550	6,756
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,457
District of Columbia GO	5.000%	6/1/13 (2)(Prere.)	10,880	12,071
District of Columbia GO	0.000%	6/1/14 (14)	16,650	15,473
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,092
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,364
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,574
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/12 (ETM)	2,995	3,288
District of Columbia Income Tax Rev.	5.000%	12/1/20	2,730	3,246
District of Columbia Income Tax Rev.	5.000%	12/1/21	1,315	1,531
District of Columbia Rev. (Council Foreign Relations) VRDO	0.290%	11/5/10 LOC	9,200	9,200
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/21 (2)	5,610	6,126
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/22 (2)	5,800	6,284
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/23 (2)	6,600	7,102
District of Columbia Rev. (Georgetown Univ.)	5.000%	4/1/24 (2)	6,190	6,621
District of Columbia Rev. (Georgetown Univ.) PUT	4.700%	4/1/18	23,500	25,817
Metro. Washington DC/VA Airports Auth. Dulles Toll Road Rev.	0.000%	10/1/37	25,000	4,719
				149,721
Florida (7.4%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	4,967
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,172
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,404

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL Educ. Fac. Auth. Rev. (Nova Southeastern Univ. Project) VRDO	0.310%	11/1/10 LOC	14,545	14,545
Broward County FL GO	5.000%	1/1/20	9,185	10,664
Broward County FL Port Fac. Rev.	5.500%	9/1/29	5,500	5,774
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/10	21,330	21,411
Broward County FL School Board COP	5.375%	7/1/18 (4)	6,000	6,175
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,503
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,331
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/23	2,000	2,194
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	3/1/14 (14)	35,000	37,152
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	20,000	21,656
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	70,000	75,197
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	16,000	17,154
Citizens Property Insurance Corp. Florida (High Risk Account)	5.250%	6/1/17	23,000	24,826
Clay County FL Sales Surtax Rev.	5.000%	10/1/12 (12)	6,690	7,204
Clay County FL Sales Surtax Rev.	5.000%	10/1/16 (12)	8,135	9,314
Clearwater FL Water & Sewer Rev.	5.125%	12/1/32	1,450	1,544
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	5,045	5,610
Florida Board of Educ. Capital Outlay	5.250%	6/1/13	3,845	4,275
Florida Board of Educ. Capital Outlay	4.750%	6/1/20	26,350	28,891
Florida Board of Educ. Capital Outlay	6.000%	6/1/23	7,000	9,109
Florida Board of Educ. Public Educ.	5.375%	1/1/13	4,855	5,168
Florida Board of Educ. Public Educ.	5.250%	6/1/13 (4)	17,825	19,266
Florida Board of Educ. Public Educ.	5.375%	6/1/13	6,820	7,385
Florida Board of Educ. Public Educ.	5.000%	6/1/14	5,040	5,593
Florida Board of Educ. Public Educ.	5.000%	6/1/21	5,055	5,877
Florida Board of Educ. Public Educ.	5.000%	6/1/22	9,245	10,652
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	8,395	9,281
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	3,815	4,218
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/13	3,720	4,113
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	4,005	4,544
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/14	3,910	4,436
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15	4,205	4,869
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/15	4,105	4,753
Florida Board of Educ. Public Educ. Capital Outlay	5.375%	6/1/15	11,000	11,734
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/19	2,905	3,449
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20	3,500	4,009
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20	5,585	6,507
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/21	19,865	22,667
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/22	5,000	5,697
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/23	2,125	2,401
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/11 (Prere.)	10,875	11,366
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/13 (14)	7,150	7,694
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/13 (14)	7,860	8,539
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/14 (14)	6,000	6,661
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/14 (14)	3,700	3,979
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/15 (14)	10,240	11,288
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,715	12,307
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/17 (14)	6,000	6,464
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/18	4,000	4,688
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/19	4,550	5,287
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (2)	12,545	13,786
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (2)	11,590	12,641
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22 (14)	14,690	16,292
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/23 (2)	11,235	12,147
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	13,700	15,004
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/24	11,385	12,596
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	14,385	15,674
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/25	13,215	14,536
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/26	13,875	15,165
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/27	15,855	17,089
1 Florida Board of Educ. TOB VRDO	0.330%	11/5/10 (14)(3)	5,390	5,390
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/12 (14)	3,000	3,208
Florida Dept. of Environmental Protection & Preservation Rev.	5.250%	7/1/12	20,000	21,472
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/13 (14)	7,645	8,213
Florida Dept. of Environmental Protection & Preservation Rev.	5.500%	7/1/13 (4)	11,920	13,337
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/19	5,855	6,716
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (14)	10,000	10,590
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24 (14)	10,045	10,637
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	10,025	10,831
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/24	9,025	9,750
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	10,525	11,313
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25 (14)	6,700	7,205

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/25	9,475	10,189
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	11,055	11,791
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26 (14)	10,045	10,741
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/26	9,950	10,640
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27	11,605	12,299
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27	5,445	5,790
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/28	10,970	11,606
Florida Dept. of General Services Division Fac. Management Rev. (Florida Fac. Pool)	5.000%	9/1/13 (2)	3,060	3,397
Florida Dept. of Transp.	6.375%	7/1/11	9,635	10,014
Florida Dept. of Transp.	5.000%	7/1/19	12,895	15,284
Florida Dept. of Transp.	5.000%	7/1/22	6,055	6,903
Florida Dept. of Transp.	5.000%	7/1/25	10,000	10,950
Florida Division Board Financial Dept. of General Services Systems Rev.
(Dept. of Environmental Prot	6.000%	7/1/12 (2)	11,500	12,471
Florida Higher Educ. Fac. Finance Auth. Rev. (Ringling College) VRDO	0.650%	11/5/10 LOC	14,280	14,280
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	40,000	41,996
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.250%	7/1/12	17,865	18,830
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	38,000	40,582
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/14	14,000	15,179
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/16	50,000	54,986
Florida Muni. Power Agency Rev.	5.000%	10/1/18	3,630	4,066
Florida Muni. Power Agency Rev.	5.000%	10/1/19	3,535	3,934
Florida Muni. Power Agency Rev.	5.250%	10/1/19 (4)	10,000	11,752
Florida Muni. Power Agency Rev.	5.000%	10/1/27	12,500	13,297
Florida Muni. Power Agency Rev.	5.750%	10/1/27	3,000	3,376
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,219
Florida Turnpike Auth. Rev.	5.250%	7/1/11 (4)	5,000	5,162
Florida Turnpike Auth. Rev.	5.000%	7/1/19 (2)	4,150	4,574
Florida Turnpike Auth. Rev.	5.000%	7/1/19	6,755	7,864
Florida Turnpike Auth. Rev.	5.000%	7/1/19	1,365	1,553
Florida Turnpike Auth. Rev.	5.000%	7/1/20 (2)	2,745	3,001
Florida Turnpike Auth. Rev.	5.000%	7/1/20	1,275	1,464
Florida Turnpike Auth. Rev.	5.000%	7/1/20	3,000	3,376
Florida Turnpike Auth. Rev.	5.000%	7/1/22 (2)	5,120	5,525
Florida Water Pollution Control Financing Corp. Rev.	5.000%	1/15/20	2,000	2,325
Fort Myers FL Rev.	5.000%	12/1/25 (14)	7,340	7,600
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.	5.000%	10/1/25	1,690	1,827
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	145	170
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	260	306
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	190	223
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	125	147
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	820	964
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/17	3,000	3,380
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/18	2,000	2,250
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/18	1,700	1,840
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/18	3,000	3,376
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/19	3,000	3,369
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	875	927
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	1,000	1,059
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	2,155	2,369
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/20	7,000	7,694
Highlands County FL Health Rev. (Adventist Health System)	4.500%	11/15/21	2,250	2,350
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	135	142
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/21	1,000	1,050
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/21	2,000	2,206
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	740	771
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/22	1,000	1,042
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	1,310	1,361
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/23	500	520
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/27	10,000	10,232
Hillsborough County FL Assement Rev.	5.000%	3/1/22 (14)	6,260	6,610
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/15	2,500	2,858
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/17	2,750	3,172
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18	3,400	3,924
Hillsborough County FL IDA (Univ. Community Hosp.)	5.500%	8/15/17 (ETM)	3,650	4,415
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19 (14)(ETM)	3,500	4,363
Hillsborough County FL IDA Rev. (Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,340
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,793
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,507
Hillsborough County FL School Board COP (Master Lease Program)	5.500%	7/1/14 (14)	4,370	4,952
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.300%	11/1/10 (14)LOC	1,700	1,700
Hillsborough County FL Util. Refunding Rev.	5.500%	8/1/13 (ETM)	5,255	5,912

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillsborough County FL Util. Refunding Rev.	5.500%	8/1/13 (2)	4,745	5,324
Jacksonville FL Captial Project Rev. VRDO	0.650%	11/5/10 LOC	12,625	12,625
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/22	2,500	2,766
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/28	3,900	4,137
Jacksonville FL Electric Auth. Electric System Rev.	5.000%	10/1/29	2,075	2,186
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.250%	11/5/10	12,070	12,070
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.280%	11/5/10	9,660	9,660
Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/19 (14)	5,000	5,627
Jacksonville FL Electric Auth. Rev. (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,586
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center Project) VRDO	0.270%	11/1/10 LOC	14,000	14,000
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center Project) VRDO	0.300%	11/1/10 LOC	2,700	2,700
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/13 (14)	3,045	3,430
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/23	5,415	5,977
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/24	5,685	6,224
Jacksonville FL Sales Taxes Rev.	5.000%	10/1/25	5,970	6,504
Jacksonville FL Sales Taxes Rev.	4.750%	10/1/28	13,280	13,895
Jacksonville FL Special Rev.	5.000%	10/1/20	15,420	17,999
Jacksonville FL Special Rev.	5.000%	10/1/21	15,420	17,938
Jacksonville FL Special Rev.	5.000%	10/1/25	4,800	5,290
Kissimmee FL Util. Auth. Electric System Rev.	5.250%	10/1/18 (4)	3,000	3,520
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,557
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,279
Lakeland FL Electric & Water Rev.	6.050%	10/1/12 (4)	10,000	10,980
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	7,000	7,015
Manatee County FL School Dist. Tax Rev.	5.000%	10/1/13 (2)	5,140	5,580
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/23 (12)	1,800	1,939
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/23	1,460	1,572
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/24	2,630	2,777
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/26	6,500	6,837
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/29 (12)	4,000	4,172
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/29	7,200	7,392
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/30	5,500	5,616
Miami-Dade County FL Aviation - Miami International Airport	5.375%	10/1/35	5,000	5,193
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (Prere.)	13,760	15,562
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/14 (Prere.)	10,910	12,339
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/20 (2)	2,040	2,208
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/24 (2)	5,275	5,510
Miami-Dade County FL School Board COP	5.000%	8/1/11 (2)	6,845	7,032
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	9,028
Miami-Dade County FL School Board COP	5.000%	2/1/13 (12)	5,175	5,620
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,814
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,715
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,780
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,159
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,748
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,447
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,767
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	27,821
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,594
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	30,322
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,522
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,153
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,076
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	16,663
Miami-Dade County FL Water & Sewer Rev.	5.250%	10/1/21	20,000	23,203
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26 (14)	7,400	7,862
North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,245
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/21	2,215	2,464
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,194
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/29	11,000	11,618
Orange County FL Health Fac. Rev. (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,437
Orange County FL IDA Rev. (Catholic Charities) VRDO	0.360%	11/1/10 LOC	1,000	1,000
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,528
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,214
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,587
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,114
Orange County FL Tourist Dev. Rev.	5.000%	10/1/17	5,955	6,824
Orange County FL Tourist Dev. Rev.	5.000%	10/1/18 (14)	18,980	21,400
Orange County FL Tourist Dev. Rev.	5.000%	10/1/20 (14)	25,345	27,884
Orange County FL Tourist Dev. Rev.	5.000%	10/1/21 (14)	16,605	18,060
Orange County FL Tourist Dev. Rev.	5.000%	10/1/27 (2)	12,630	13,080
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/13 (2)	5,000	5,491

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/14 (2)	4,000	4,380
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/27	7,780	8,308
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/30	3,500	3,669
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/20	4,570	5,410
Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/21	5,000	6,029
Orlando FL Util. Comm. Util. System Rev.	5.250%	10/1/22	3,245	3,908
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	9,500	10,727
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	4,500	5,228
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,304
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,985
Palm Beach County FL School Board COP VRDO	0.280%	11/5/10 (4)	12,675	12,675
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	15,000	16,334
Port St. Lucie FL Util. Rev.	5.000%	9/1/29 (12)	4,180	4,317
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	7,500	8,305
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,485
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,211
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	5,835
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,401
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,119
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	5,000	5,395
Seminole County FL Water & Sewer Rev.	5.000%	10/1/24	7,805	8,369
South Florida Water Management Dist.	5.000%	10/1/13 (2)	5,000	5,520
South Florida Water Management Dist.	5.000%	10/1/14 (2)	9,460	10,640
South Florida Water Management Dist.	5.000%	10/1/15 (2)	5,800	6,596
South Florida Water Management Dist.	5.000%	10/1/16 (2)	3,000	3,438
South Florida Water Management Dist.	5.000%	10/1/24 (2)	4,000	4,233
South Florida Water Management Dist.	5.000%	10/1/25 (2)	8,000	8,431
St. Johns County FL Dev. Auth. Rev. (Presbyterian Retirement)	5.750%	8/1/30	1,500	1,553
Tallahassee FL Energy System Rev.	5.250%	10/1/13 (4)	4,380	4,892
Tallahassee FL Energy System Rev.	5.250%	10/1/14 (4)	3,980	4,543
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.250%	12/1/20	10,000	10,114
Tampa Bay FL Water Util. System Rev.	6.000%	10/1/29 (14)	10,000	12,453
Tampa FL Rev. (Baycare Health System)	5.000%	11/15/19	3,580	3,999
Tampa FL Rev. (Baycare Health System)	5.000%	11/15/21	18,420	20,037
Tampa FL Rev. (Baycare Health System)	5.000%	11/15/22	13,395	14,383
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/19 (2)	11,470	12,520
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/21 (2)	11,355	12,164
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/22 (2)	13,470	14,346
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/23 (2)	5,000	5,312
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/24 (2)	15,100	15,975
Tampa-Hillsborough County FL Expressway Auth. Rev.	5.000%	7/1/25 (2)	5,000	5,272
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,651
Winter Park FL Water & Sewer Rev.	5.000%	12/1/29	1,975	2,120
				2,276,731
Georgia (3.1%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.940%	11/1/10 LOC	4,200	4,200
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (14)	11,930	12,090
Atlanta GA Airport Fac. Rev.	5.875%	1/1/16 (14)	5,000	5,067
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,866
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,857
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/10 (4)	10,000	10,003
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/11 (4)	10,000	10,445
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/16 (4)	7,000	8,139
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (4)	8,000	9,283
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/17 (3)	5,400	6,288
Atlanta GA Water & Wastewater Rev.	6.000%	11/1/21	1,000	1,175
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/22 (4)	9,900	11,208
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	6,600	7,844
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/26 (4)	15,220	18,008
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	5,935	7,013
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.950%	4/1/11	16,000	16,266
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	10,000	10,452
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	0.290%	11/5/10 LOC	30,000	30,000
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	0.290%	11/5/10 LOC	10,000	10,000
Cobb County GA Hosp. Auth. Rev. Antic Certificates (Equipment Pool Project) VRDO	0.280%	11/5/10 LOC	15,600	15,600
Cobb County GA Kennestone Hosp. Auth. Rev.	6.250%	4/1/34 (2)	1,000	1,149
Cobb County GA Kennestone Hosp. Auth. Rev.	5.500%	4/1/37 (2)	7,500	8,082
Columbus GA Building Auth. Lease Rev.	4.000%	1/1/19	1,910	2,139
DeKalb County GA Private Hosp. Auth. RAN (Children’s Healthcare)	5.000%	11/15/17	1,250	1,415
DeKalb County GA Private Hosp. Auth. RAN (Children’s Healthcare)	5.000%	11/15/20	1,400	1,552
Fayette County GA Hosp. Auth. RAN (Fayette Community Hosp.)	5.250%	6/15/23	11,395	12,382
Fulton County GA COP	5.750%	11/1/10 (2)(Prere.)	6,000	6,062

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	5,985	6,047
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	6,325	6,390
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	4,675	4,723
Fulton County GA Dev. Auth. (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,602
Georgia GO	5.700%	7/1/11	4,470	4,633
Georgia GO	5.750%	9/1/11	2,500	2,615
Georgia GO	5.000%	10/1/11	7,000	7,303
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	16,308
Georgia GO	5.000%	4/1/12	8,020	8,543
Georgia GO	5.000%	10/1/13	20,095	22,621
Georgia GO	5.500%	7/1/14	10,750	12,541
3 Georgia GO	5.000%	10/1/14	18,250	21,108
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,348
Georgia GO	5.000%	10/1/15	16,495	19,478
Georgia GO	5.000%	7/1/16	5,300	6,147
Georgia GO	5.000%	7/1/19	15,000	18,167
Georgia GO	5.000%	7/1/20	10,000	12,150
Georgia Muni. Electric Power Auth. Rev.	6.500%	1/1/17 (14)	9,420	11,100
Georgia Port Auth. Rev. (Garden City Terminal Project) VRDO	0.300%	11/5/10 LOC	7,770	7,770
Georgia Road & Tollway Auth. Federal Highway Reimbursement Rev.	5.000%	6/1/20	10,000	11,600
Georgia Road & Tollway Auth. GAN	5.000%	6/1/14 (14)	3,000	3,410
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/14	16,735	19,024
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/15	21,260	24,678
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/16	26,105	30,656
Georgia Road & Tollway Auth. Rev.	5.000%	6/1/21	19,000	21,881
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/14	9,385	9,969
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/15	8,775	9,315
Georgia Road & Tollway Auth. Rev. (Governor’s Transp. Choices)	5.375%	3/1/16	9,000	9,528
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	27,395	31,141
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,537
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,331
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia) RAN	4.625%	8/1/29	5,500	5,577
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/15	6,380	6,901
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/17	2,035	2,223
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/20	23,970	25,770
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	5,000	5,148
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	37,000	39,583
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/22	9,490	9,720
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/19 (14)	25,000	29,609
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	5.000%	7/1/20 (14)	9,800	11,620
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev. VRDO	0.260%	11/5/10 LOC	14,000	14,000
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/17	3,980	4,589
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/18	3,565	4,117
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/18	3,500	4,042
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/19	3,000	3,462
Muni. Electric Auth. Georgia Rev.	5.000%	4/1/19	3,160	3,646
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	35,000	40,152
Muni. Electric Auth. Georgia Rev.	5.000%	11/1/23	14,605	16,293
Muni. Electric Auth. Georgia Rev.	5.000%	11/1/24	11,650	12,907
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.250%	1/1/16	3,480	4,022
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.750%	1/1/19	51,440	61,575
Muni. Electric Auth. Georgia Rev. (Project One Sub)	5.250%	1/1/16	6,580	7,605
Richmond County GA Hosp. Auth. (Univ. of Health Services)	5.500%	1/1/24	17,500	18,476
South Fulton GA Municipal Regional Water & Sewer Auth. Water Rev. VRDO	0.330%	11/5/10 LOC	15,900	15,900
				959,186
Hawaii (0.7%)
Hawaii GO	6.000%	11/1/10 (ETM)	10,000	10,003
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	13,900	14,433
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	16,595	17,231
Hawaii GO	5.375%	8/1/11 (14)(Prere.)	17,985	18,674
Hawaii GO	5.375%	8/1/14 (14)	11,650	12,048
Hawaii GO	5.000%	7/1/17 (2)	45,035	51,616
Hawaii GO	5.000%	10/1/22 (14)	7,000	7,788
Hawaii GO	5.000%	10/1/23 (14)	5,000	5,511
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,278
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,547
Hawaii Pacific Health Rev.	5.625%	7/1/30	2,345	2,454
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,466
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,091
1 Honolulu HI City & County TOB VRDO	0.280%	11/5/10	7,700	7,700
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/20	4,000	4,613
Honolulu HI City & County Wastewater System Rev.	5.000%	7/1/21	2,500	2,842

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
State of Hawaii	5.375%	8/1/11 (14)(Prere.)	4,010	4,165
State of Hawaii	5.375%	8/1/11 (14)(Prere.)	4,065	4,222
State of Hawaii	5.375%	8/1/12 (14)	10,480	10,864
State of Hawaii	5.375%	8/1/13 (14)	10,635	11,006
State of Hawaii	5.000%	2/1/19	6,000	7,136
State of Hawaii	5.000%	2/1/20	6,000	7,135
				215,823
Idaho (0.1%)
Idaho Bond Bank Auth. Rev.	5.250%	9/15/24	2,000	2,315
Idaho Bond Bank Auth. Rev.	5.250%	9/15/26	1,000	1,144
Idaho Health Fac. Auth. Rev. (Trinity Health Group)	6.125%	12/1/28	12,050	13,626
Idaho Housing & Finance Assn.	4.750%	7/15/19	5,000	5,743
Idaho Housing & Finance Assn. RAN	5.000%	7/15/14	4,890	5,551
				28,379
Illinois (5.5%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,328
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (14)	26,000	25,531
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/13 (14)	29,170	27,990
Chicago IL Board of Educ. Capital Appreciation (School Reform)	0.000%	12/1/19 (14)	5,610	3,869
Chicago IL Board of Educ. GO	5.000%	12/1/16 (4)	1,985	2,313
Chicago IL Board of Educ. GO	0.000%	12/1/18 (14)	4,520	3,339
Chicago IL Board of Educ. GO	5.000%	12/1/18 (4)	2,500	2,817
2 Chicago IL Board of Educ. GO	5.000%	12/1/18	2,500	2,849
Chicago IL Board of Educ. GO	5.000%	12/1/19 (4)	6,130	6,793
2 Chicago IL Board of Educ. GO	5.000%	12/1/19	2,500	2,832
Chicago IL Board of Educ. GO	6.000%	1/1/20 (14)	5,150	6,082
Chicago IL Board of Educ. GO	5.000%	12/1/20 (4)	1,500	1,644
Chicago IL Board of Educ. GO	5.000%	12/1/20 (2)	20,000	22,264
2 Chicago IL Board of Educ. GO	5.000%	12/1/20	2,250	2,532
Chicago IL Board of Educ. GO	5.000%	12/1/26 (4)	12,640	13,324
Chicago IL Board of Educ. GO	0.000%	12/1/31 (14)	5,180	1,537
Chicago IL Board of Educ. GO VRDO	0.270%	11/1/10 LOC	14,800	14,800
Chicago IL GO	5.250%	1/1/17 (14)(3)	2,300	2,670
Chicago IL GO	5.500%	1/1/17 (4)	18,430	21,700
Chicago IL GO	5.000%	1/1/18	1,525	1,751
Chicago IL GO	5.000%	1/1/19	3,825	4,391
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,494
Chicago IL GO	5.000%	1/1/21	5,490	5,997
Chicago IL GO	5.000%	12/1/21	5,730	6,375
Chicago IL GO	0.000%	1/1/22	4,750	2,851
Chicago IL GO	0.000%	1/1/23	4,900	2,784
Chicago IL GO	5.000%	1/1/23	10,585	11,501
Chicago IL GO	5.000%	12/1/23	7,000	7,633
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,424
Chicago IL GO	0.000%	1/1/27	7,000	3,145
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,602
Chicago IL GO	5.000%	1/1/28 (14)	9,900	10,329
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	5,540	5,997
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	13,425	14,532
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	7,150	7,740
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/12 (Prere.)	3,715	4,023
1 Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	0.360%	11/5/10	5,375	5,375
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/12 (14)	10,000	10,449
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/14 (14)	2,000	2,198
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/15 (14)	5,000	5,592
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/18 (4)	7,025	7,908
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/19 (4)	22,920	25,471
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/19 (4)	8,920	10,039
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/21 (4)	15,960	17,434
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/22 (4)	18,295	19,816
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/23 (4)	15,275	16,416
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/24 (4)	18,250	19,436
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/14	4,200	4,668
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/18 (2)	10,000	11,177
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/20	4,900	5,464
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/24 (12)	5,000	5,409
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/25 (12)	11,000	11,840
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.250%	6/1/26 (12)	8,260	8,829
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/27	31,170	33,045
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/27	13,085	13,872
Chicago IL Transit Auth. Capital Grant Receipts Rev.	5.000%	6/1/28	30,225	31,799

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Transit Auth. Rev.	5.000%	6/1/13	4,000	4,356
Chicago IL Transit Auth. Rev.	5.000%	6/1/15	6,060	6,840
Chicago IL Transit Auth. Rev.	5.500%	6/1/18	7,435	8,739
Chicago IL Transit Auth. Rev.	5.000%	6/1/20 (12)	3,185	3,540
Chicago IL Transit Auth. Sales Tax Receipts Rev.	5.000%	12/1/19	9,915	11,433
Chicago IL Wastewater Transmission Rev. VRDO	0.270%	11/1/10 LOC	22,000	22,000
Chicago IL Water Rev.	5.500%	11/1/11 (Prere.)	2,000	2,103
Chicago IL Water Rev.	5.500%	11/1/11 (Prere.)	3,595	3,781
Chicago IL Water Rev.	5.500%	11/1/11 (Prere.)	3,200	3,366
Chicago IL Water Rev.	5.500%	11/1/11 (Prere.)	4,035	4,244
Chicago IL Water Rev.	0.000%	11/1/14 (2)	7,460	6,906
Chicago IL Water Rev.	0.000%	11/1/15 (2)	7,555	6,745
Chicago IL Water Rev.	5.000%	11/1/19 (4)	17,565	19,932
Cook County IL Community College Dist.	5.000%	12/1/23	1,100	1,217
Cook County IL GO	5.000%	11/15/18	8,000	9,184
Cook County IL GO	5.000%	11/15/20	7,500	8,442
Cook County IL GO	5.000%	11/15/21	5,410	5,998
Cook County IL High School Dist. (Thornton Township)	5.000%	12/1/15 (12)	2,020	2,332
Cook County IL High School Dist. (Thornton Township)	5.500%	12/1/17 (12)	2,000	2,395
Du Page & Cook Counties IL Community Consolidated School Dist. GO	4.500%	1/1/21 (14)	4,900	5,291
Grundy & Will Counties IL Community USD	5.875%	2/1/23	2,315	2,669
Grundy & Will Counties IL Community USD	5.875%	2/1/25	2,720	3,098
Grundy & Will Counties IL Community USD	5.875%	2/1/26	3,060	3,467
Grundy & Will Counties IL Community USD	5.875%	8/1/28	6,520	7,328
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT	3.375%	2/3/14	10,000	10,638
Illinois Finance Auth. Gas Supply Rev. (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,894
Illinois Finance Auth. Rev. (Advocate Health Care)	6.125%	11/1/23	3,000	3,525
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/19	1,500	1,677
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/20	2,000	2,200
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/21	6,535	7,095
Illinois Finance Auth. Rev. (Advocate Health)	5.000%	4/1/22	10,000	10,746
Illinois Finance Auth. Rev. (Advocate Health) PUT	4.375%	7/1/14	7,500	8,015
Illinois Finance Auth. Rev. (Advocate Health) VRDO	0.270%	11/5/10	38,395	38,395
Illinois Finance Auth. Rev. (Carle Foundation) VRDO	0.240%	11/5/10 LOC	37,625	37,625
Illinois Finance Auth. Rev. (Central Dupage Health)	5.000%	11/1/27	18,725	19,824
Illinois Finance Auth. Rev. (Central Dupage Health)	5.125%	11/1/29	15,000	15,654
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.500%	8/15/28	21,760	22,468
Illinois Finance Auth. Rev. (Ingalls Health System Obligated Group) VRDO	0.280%	11/5/10 LOC	23,380	23,380
Illinois Finance Auth. Rev. (Institute of Chicago) VRDO	0.240%	11/5/10 LOC	15,165	15,165
Illinois Finance Auth. Rev. (Little Co. Mary Hosp.)	5.250%	8/15/36	6,500	6,365
Illinois Finance Auth. Rev. (Memorial Health System)	5.250%	4/1/29	12,670	12,712
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.250%	7/1/28	8,500	9,062
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.750%	8/15/30	9,000	9,926
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	10,000	11,339
Illinois Finance Auth. Rev. (Palos Community Hosp.)	5.375%	5/15/30	34,070	35,396
Illinois Finance Auth. Rev. (Provena Health) VRDO	0.270%	11/1/10 LOC	12,000	12,000
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.000%	11/1/23 (14)	5,000	5,200
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	5.750%	11/1/28 (14)	3,000	3,175
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	6.375%	11/1/29	7,000	7,650
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	5.500%	8/15/30	5,000	5,127
Illinois Finance Auth. Rev. (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,369
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/18	3,555	4,034
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/19	11,605	13,074
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/20	3,185	3,569
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/22	10,000	10,907
Illinois GO	5.375%	7/1/12 (Prere.)	5,500	5,954
Illinois GO	5.375%	7/1/12 (14)(Prere.)	5,000	5,410
Illinois GO	5.250%	10/1/12	14,000	14,926
Illinois GO	5.500%	8/1/13 (14)	14,005	15,344
Illinois GO	5.250%	10/1/14	40,000	43,550
Illinois GO	5.000%	1/1/15	6,050	6,630
Illinois GO	5.500%	8/1/17 (14)	7,500	7,952
Illinois GO	5.500%	8/1/18 (14)	6,000	6,350
Illinois GO	5.000%	1/1/19	10,000	10,719
Illinois GO	5.000%	1/1/19 (4)	15,000	16,375
Illinois GO	5.000%	1/1/19	15,475	16,588
Illinois GO	5.000%	1/1/20 (4)	8,635	9,320
Illinois GO	5.000%	1/1/21 (4)	31,470	33,640
Illinois GO	5.250%	1/1/21	7,425	8,071
Illinois GO	5.000%	1/1/22	2,740	2,886
Illinois GO	5.000%	11/1/24 (2)	5,000	5,092
Illinois GO	5.000%	4/1/26 (2)	12,600	12,819

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	6/1/26	900	910
Illinois GO	5.000%	6/1/26	5,100	5,218
Illinois GO	5.000%	6/1/27 (14)	4,000	4,040
Illinois GO	5.000%	3/1/28	20,000	20,225
Illinois GO	5.000%	9/1/31	5,000	5,045
Illinois Health Fac. Auth. Rev. (Elmhurst Memorial Hosp.)	6.250%	1/1/17	5,060	5,237
Illinois Health Fac. Auth. Rev. (Evanston Hosp. Corp.) VRDO	0.250%	11/5/10	400	400
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/22 (4)	5,000	6,106
Illinois Regional Transp. Auth. Rev.	6.000%	7/1/23 (14)	5,000	6,033
Illinois Regional Transp. Auth. Rev.	6.250%	7/1/23 (4)	11,475	14,092
Illinois Sales Tax Rev.	0.000%	12/15/16 (2)	5,000	4,123
Illinois Sales Tax Rev.	5.375%	6/15/18	9,860	11,601
Illinois Sales Tax Rev.	5.375%	6/15/20	9,635	11,311
Illinois Sales Tax Rev.	5.000%	6/15/28 (14)	6,000	6,241
Illinois State Build Rev.	5.000%	6/15/18	12,000	13,826
Illinois State Build Rev.	5.000%	6/15/19	5,000	5,750
Illinois State Build Rev.	5.000%	6/15/19	6,000	6,909
Illinois State Build Rev.	5.000%	6/15/20	5,225	5,918
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	5,000	5,375
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	23,000	24,647
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24 (4)	20,000	21,371
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/25 (4)	5,700	6,067
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	0.290%	11/5/10 (4)	4,100	4,100
Illinois State Tollway Highway Auth. Toll Highway Rev. VRDO	0.330%	11/5/10	8,200	8,200
Kendall Kane & Will Counties IL Community Unit School Dist.	0.000%	2/1/28 (4)	3,125	1,362
Lake County IL (High School Dist. 127)	0.000%	2/1/19	5,000	3,848
Lake County IL (High School Dist. 127)	0.000%	2/1/20	5,000	3,661
Lake County IL (High School Dist. 127)	0.000%	2/1/22	5,690	3,769
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/15 (14)	13,000	11,042
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/16 (14)	11,330	9,126
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/19 (14)	38,340	26,204
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/21 (14)	6,000	3,469
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23 (14)	32,515	16,533
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/23 (14)	21,000	10,678
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/24 (14)	15,795	7,533
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/25 (14)	19,785	8,823
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (14)	30,000	10,163
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/29 (4)	30,700	10,400
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/30 (4)	24,740	8,039
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/14 (12)	2,800	2,547
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/15 (12)	2,800	2,444
Peoria IL Public Building Community School Dist. Rev.	0.000%	12/1/16 (12)	2,900	2,408
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/16 (14)	15,270	13,168
Univ. of Illinois Univ. Rev. Auxiliary Fac.	5.000%	4/1/21	3,430	3,792
Univ. of Illinois Univ. Rev. Auxiliary Fac.	5.000%	4/1/22	6,015	6,604
Univ. of Illinois Univ. Rev. Auxiliary Fac.	5.250%	4/1/30	5,000	5,353
				1,690,969
Indiana (1.2%)
Decatur Township IN Multi-School Buildings Corp. Rev.	5.000%	7/15/21 (4)	5,695	6,318
Franklin IN Community Multi-School Building Corp.	5.000%	7/15/23 (4)	2,480	2,881
Hammond IN School Building Corp.	5.000%	7/15/24 (14)	2,735	2,876
Hammond IN School Building Corp.	5.000%	7/15/25 (14)	2,875	3,016
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/18	5,000	5,635
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/20	4,370	4,780
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.000%	11/1/23	3,570	3,800
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/24	10,855	11,692
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/25	13,895	14,947
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/26	14,425	15,476
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/27	8,615	9,194
Indiana Finance Auth. Highway Rev.	5.000%	12/1/19	8,750	10,403
Indiana Finance Auth. Lease Rev.	5.000%	11/1/17	7,500	8,682
Indiana Finance Auth. Rev.	5.000%	7/1/15	3,865	4,411
Indiana Finance Auth. Rev.	5.000%	7/1/17	3,315	3,828
Indiana Finance Auth. Rev.	5.000%	7/1/18	4,085	4,723
Indiana Finance Auth. Rev. (Duke Energy Project)	3.375%	3/1/19	10,000	10,001
Indiana Finance Auth. Rev. (Lease Appropriation) VRDO	0.270%	11/1/10	12,000	12,000
Indiana Finance Auth. Rev. (Trinity Health)	5.000%	12/1/28	6,295	6,642
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/14	2,510	2,825
Indiana Health & Educ. Fac. Auth. Hosp. Rev. (Harrison County Hosp. Project) VRDO	0.310%	11/1/10 LOC	7,300	7,300
Indiana Health Fac. Auth. Finance Auth. Rev. (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,380
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/24	2,000	2,028
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/25	14,000	14,173

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/26	18,475	18,575
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	750	807
Indiana Muni. Power Agency Rev.	5.000%	1/1/21	5,970	6,725
Indiana Muni. Power Agency Rev.	5.625%	1/1/28	4,640	5,127
Indiana Muni. Power Agency Rev.	5.750%	1/1/29	2,000	2,214
Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.250%	7/1/19 (14)	3,515	4,080
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12 (14)	4,500	4,913
Indianapolis IN Gas Util. Rev.	5.000%	8/15/21 (4)	3,530	3,957
Indianapolis IN Gas Util. Rev.	5.000%	8/15/22 (4)	15,655	17,372
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/19	3,000	3,525
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/20	1,545	1,812
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/21	8,590	9,917
Indianapolis IN Local Public Improvement Bond Bank Notes	5.000%	1/15/22	7,000	8,003
Indianapolis IN Local Public Improvement Rev.	5.000%	2/1/18	15,070	17,706
Indianapolis IN Local Public Improvement Rev.	5.000%	2/1/20	5,000	5,795
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/22	1,425	1,610
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/23	1,895	2,123
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/25	2,085	2,318
Indianapolis IN Local Public Improvement Rev.	5.000%	8/1/26	1,985	2,194
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,949
Indianapolis IN Local Public Improvement Rev. (Bond Bank Infrastructure)	5.000%	1/1/22	1,715	1,947
Indianapolis IN Local Public Improvement Rev. (Bond Bank Infrastructure)	5.000%	1/1/23 (12)	4,285	4,821
Indianapolis IN Local Public Improvement Rev. (Bond Bank Infrastructure)	5.000%	1/1/25 (12)	3,535	3,901
Purdue Univ. Indiana Univ. Rev.	5.000%	7/1/20	2,100	2,504
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	13,250	14,821
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	11,750	13,143
Whiting IN Environmental Fac. Rev. (BP Products) PUT	2.800%	6/2/14	18,000	18,338
				367,208
Iowa (0.3%)
Clinton Community School Dist. Iowa School Infrastructure Sales Services	4.750%	7/1/26	1,970	2,061
Clinton Community School Dist. Iowa School Infrastructure Sales Services	4.750%	7/1/27	1,565	1,627
Clinton Community School Dist. Iowa School Infrastructure Sales Services	5.000%	1/1/30	6,080	6,208
Des Moines IA Independent Community School Dist. School Infrastructure	5.000%	6/1/19	3,400	3,901
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,542
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System)	5.250%	8/15/29 (12)	5,500	5,946
Iowa GO	5.500%	2/15/13 (14)	8,945	9,893
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	5.000%	12/1/20	1,000	1,201
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/27	5,985	6,659
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/28	6,280	6,945
Iowa State Special Obligation (Prison Infrastructure)	5.000%	6/15/21	1,150	1,336
Iowa State Special Obligation (Prison Infrastructure)	5.000%	6/15/22	2,100	2,416
Iowa State Special Obligation (Prison Infrastructure)	5.000%	6/15/27	4,000	4,411
Iowa Student Loan Liquidity Corp. Rev.	5.000%	12/1/16	8,545	9,392
Iowa Student Loan Liquidity Corp. Rev.	5.250%	12/1/17	5,655	6,270
				82,808
Kansas (0.4%)
Cowley County KS USD GO	4.750%	9/1/26 (4)	3,680	3,912
Cowley County KS USD GO	4.750%	9/1/27 (4)	3,500	3,697
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/12	7,400	8,012
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/19	5,000	6,037
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/20	3,500	4,232
Kansas Dept. of Transp. Highway Rev. VRDO	0.260%	11/5/10	25,000	25,000
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/20	1,150	1,309
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/22	1,500	1,637
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/24	2,800	3,027
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.000%	11/15/29	6,000	6,294
Kansas Dev. Finance Auth. Hosp. Rev. (Advantist Health)	5.500%	11/15/29	10,435	11,455
Kansas Dev. Finance Auth. Rev.	5.250%	1/1/25	7,500	8,088
Kansas Dev. Finance Auth. Rev. (Kansas Dept. of Commerce Impact Program)	5.000%	6/1/19	6,730	7,950
Kansas Dev. Finance Auth. Rev. (Kansas Dept. of Commerce Impact Program)	5.000%	6/1/20	7,070	8,348
Leavenworth County KS USD	4.500%	3/1/18 (12)	1,030	1,181
Leavenworth County KS USD	4.500%	9/1/18 (12)	1,030	1,185
Leavenworth County KS USD	4.500%	3/1/19 (12)	1,000	1,142
Leavenworth County KS USD	4.500%	9/1/19 (12)	600	686
Leavenworth County KS USD	4.500%	3/1/20 (12)	1,115	1,258
Leavenworth County KS USD	4.500%	9/1/20 (12)	1,185	1,333
Leavenworth County KS USD	4.750%	3/1/21 (12)	1,165	1,313
Leavenworth County KS USD	4.750%	9/1/21 (12)	1,265	1,422
Leavenworth County KS USD	5.000%	3/1/22 (12)	1,060	1,208
Leavenworth County KS USD	5.000%	9/1/22 (12)	1,360	1,547
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/18	1,000	1,115

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/19	1,500	1,654
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/20	1,500	1,640
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/21	1,500	1,615
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/24	5,055	5,318
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/26	4,300	4,508
Wichita KS Hosp. Fac. Rev. (Via Christi Health System, Inc.)	5.000%	11/15/16	1,000	1,114
Wichita KS Hosp. Fac. Rev. (Via Christi Health System, Inc.)	5.250%	11/15/24	5,000	5,318
Wyandotte County Kansas City KS Unified Govt. Util. System Rev.	5.000%	9/1/24 (13)	5,000	5,466
				139,021
Kentucky (1.2%)
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,972
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.000%	9/1/20	8,315	9,728
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.000%	9/1/21	14,000	16,331
Kentucky Asset/Liability Comm. Agency Fund Rev. (Federeal Highway Trust)	5.000%	9/1/22	7,000	8,086
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	5.000%	2/1/18	1,840	2,012
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	5.000%	2/1/19	1,475	1,609
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	5.000%	2/1/20	1,125	1,224
Kentucky Econ. Dev. Finance Auth. Medical Center Rev. (King’s Daughters)	5.000%	2/1/21	2,000	2,147
Kentucky GO CP	5.000%	11/1/20	4,500	5,125
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	11,815	12,257
Kentucky Property & Building Comm. Rev.	5.250%	8/1/11 (4)(Prere.)	9,725	10,088
Kentucky Property & Building Comm. Rev.	5.375%	10/1/11 (14)(Prere.)	5,000	5,233
Kentucky Property & Building Comm. Rev.	5.500%	8/1/12 (4)	10,000	10,845
Kentucky Property & Building Comm. Rev.	5.250%	8/1/13 (4)	27,540	28,454
Kentucky Property & Building Comm. Rev.	5.250%	10/1/13 (4)	14,965	16,820
Kentucky Property & Building Comm. Rev.	5.250%	8/1/15 (4)	15,480	15,982
Kentucky Property & Building Comm. Rev.	5.250%	10/1/15 (4)	1,500	1,754
2 Kentucky Property & Building Comm. Rev.	5.000%	11/1/17	8,570	9,951
Kentucky Property & Building Comm. Rev.	5.000%	8/1/18 (14)	8,350	9,671
2 Kentucky Property & Building Comm. Rev.	5.000%	11/1/18	14,880	17,263
Kentucky Property & Building Comm. Rev.	5.500%	8/1/19 (2)	6,870	8,188
Kentucky Property & Building Comm. Rev.	5.000%	10/1/19 (2)	5,000	5,784
Kentucky Property & Building Comm. Rev.	5.000%	8/1/20	22,505	25,880
Kentucky Property & Building Comm. Rev.	5.500%	8/1/20 (2)	4,320	5,139
Kentucky Property & Building Comm. Rev.	5.000%	8/1/21	45,000	51,475
Kentucky Property & Building Comm. Rev.	5.250%	2/1/23 (12)	6,215	7,088
Kentucky Property & Building Comm. Rev.	5.000%	11/1/23 (4)	5,120	5,677
Kentucky Property & Building Comm. Rev.	5.000%	11/1/24 (4)	5,000	5,489
Kentucky Property & Building Comm. Rev.	5.250%	2/1/25 (12)	4,995	5,601
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/23	9,890	11,042
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/24	7,065	7,815
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.000%	7/1/25	7,000	7,701
Louisville & Jefferson County KY Metro. Govt. Pollution Rev. PUT	5.750%	12/2/13	23,000	25,251
				362,682
Louisiana (1.4%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/22 (12)	2,560	2,887
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/23 (12)	5,165	5,776
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/17	1,000	1,143
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/18	1,000	1,144
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/19	1,030	1,176
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/20	1,000	1,123
Jefferson Parish LA (Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/21	1,000	1,105
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/20 (14)	6,200	6,765
Louisiana GO	5.000%	5/1/11 (4)	16,830	17,230
Louisiana GO	5.000%	5/1/12 (4)	18,955	20,236
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,708
Louisiana GO	5.500%	5/15/12 (14)	12,660	12,996
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,487
Louisiana GO	5.000%	8/1/14 (14)	22,880	26,176
Louisiana GO	5.000%	11/15/17	10,000	11,926
Louisiana GO	5.000%	11/15/17	17,040	20,322
Louisiana GO	5.000%	5/1/18 (4)	25,210	28,829
Louisiana GO	5.000%	11/15/18	28,500	34,048
Louisiana GO	5.000%	11/15/19	15,035	17,924
Louisiana GO	5.000%	11/15/19	22,870	27,264
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,802
Louisiana GO	5.000%	5/1/23 (4)	26,665	29,165
Louisiana Local Govt. Environment Fac. & Community Dev. Auth. Rev. (Women’s Hosp.)	5.625%	10/1/30	15,905	16,225
Louisiana Local Govt. Environment Fac. & Community Logistics Fac. Corp.	5.000%	10/1/22	2,790	3,092
Louisiana Local Govt. Environment Fac. & Community Logistics Fac. Corp.	5.000%	10/1/24	11,000	11,997
Louisiana Local Govt. Environment Fac. & Community Logistics Fac. Corp.	5.000%	10/1/25	2,000	2,167

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/15	4,055	4,342
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/17	1,520	1,606
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/27	15,165	15,165
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/18 (2)	14,470	15,286
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/21 (2)	20,000	20,387
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/22 (2)	13,660	13,822
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	5.000%	6/1/23 (2)	10,000	10,054
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	1,860	2,000
New Orleans LA Aviation Board Rev.	4.500%	1/1/16 (12)	4,535	4,876
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,955	2,096
New Orleans LA Aviation Board Rev.	4.500%	1/1/17 (12)	1,390	1,490
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,200	2,406
New Orleans LA Aviation Board Rev.	5.000%	1/1/18 (12)	2,440	2,669
				423,912
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,782
Maine GO	5.000%	6/1/16	3,770	4,469
Portland ME Airport Rev. GO	5.000%	1/1/21 (4)	1,000	1,104
Portland ME Airport Rev. GO	5.000%	1/1/22 (4)	1,000	1,093
Portland ME Airport Rev. GO	5.000%	1/1/23	1,000	1,083
Portland ME Airport Rev. GO	5.000%	1/1/24 (4)	1,610	1,727
Portland ME Airport Rev. GO	5.000%	1/1/25 (4)	1,000	1,067
Portland ME Airport Rev. GO	5.000%	1/1/26 (4)	1,720	1,820
Portland ME Airport Rev. GO	5.000%	1/1/28 (4)	1,200	1,253
Portland ME Airport Rev. GO	5.000%	1/1/29 (4)	1,265	1,312
				16,710
Maryland (0.6%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18 (2)	1,365	1,532
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,453
Maryland Dept. of Transp.	5.000%	6/1/15	1,725	2,017
Maryland Econ. Dev. Corp. PCR (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	7,058
Maryland GO	5.000%	8/1/12	10,000	10,797
Maryland GO	5.000%	8/1/12	10,000	10,797
Maryland GO	5.000%	2/15/13	58,765	64,704
Maryland GO	5.000%	8/1/13	10,685	11,959
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,980
Maryland Health & Higher Educ. Fac. Auth. Rev. (Johns Hopkins Health System) PUT	5.000%	5/15/15	3,500	3,968
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,462
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,396
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/16	3,895	4,294
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/17	3,000	3,303
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.000%	7/1/18	2,500	2,743
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/19	1,700	1,882
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.500%	7/1/20	1,500	1,555
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/21	2,000	2,176
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	4.750%	7/1/23	900	928
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.500%	7/1/24 (2)	3,800	4,152
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/28 (2)	9,000	9,602
Maryland Transp. Auth. Rev.	5.000%	3/1/14	13,240	15,058
Maryland Transp. Auth. Rev.	5.000%	3/1/16	2,500	2,957
Maryland Transp. Auth. Rev.	5.250%	3/1/16	4,000	4,783
Maryland Transp. Auth. Rev.	5.250%	3/1/20	8,085	9,740
				204,296
Massachusetts (4.0%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13	3,130	3,346
Chelsea MA GO	5.500%	6/15/11 (2)	5,740	5,764
Chelsea MA GO	5.500%	6/15/12 (2)	5,000	5,021
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.380%	11/5/10	15,135	15,135
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.380%	11/5/10	15,975	15,975
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.380%	11/5/10	13,800	13,800
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/19	5,000	5,794
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/20	2,610	3,079
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/20	2,000	2,308
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/22	11,000	12,340
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/23	14,750	16,387
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/13 (14)	16,670	17,334
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/14 (14)	7,340	7,589
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/15 (14)	8,310	8,593
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/16 (14)	3,500	3,613
Massachusetts Dev. Finance Agency Rev. (Draper Laboratory)	5.750%	9/1/25	6,765	7,574
Massachusetts Dev. Finance Agency Rev. (Emerson College)	5.500%	1/1/30	15,000	16,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	5.500%	1/1/22	3,500	3,815
Massachusetts GAN	5.125%	12/15/10	5,000	5,019
Massachusetts GAN	5.125%	6/15/11	8,555	8,588
Massachusetts GAN	5.750%	12/15/11	20,000	20,133
Massachusetts GAN	5.750%	6/15/12	11,280	11,354
Massachusetts GAN	5.125%	12/15/12	5,000	5,019
Massachusetts GAN	5.125%	6/15/13	5,000	5,019
Massachusetts GAN	5.750%	6/15/13	10,000	10,066
Massachusetts GO	5.000%	11/1/13	8,000	9,011
Massachusetts GO	5.500%	11/1/13 (3)	8,605	9,820
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,521
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,177
Massachusetts GO	5.250%	8/1/15	5,000	5,909
Massachusetts GO	5.000%	9/1/15	14,360	16,828
Massachusetts GO	5.000%	9/1/16	7,710	9,135
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	30,144
Massachusetts GO	5.500%	11/1/16 (14)(ETM)	73,000	89,818
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	61,519
Massachusetts GO	5.500%	11/1/17 (14)	20,000	24,519
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,582
Massachusetts GO	5.500%	11/1/17	10,000	12,260
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,142
Massachusetts GO	5.500%	10/1/18	9,500	11,694
Massachusetts GO	5.500%	10/1/20 (14)	10,915	13,497
Massachusetts GO	5.500%	10/1/20	8,500	10,511
Massachusetts GO	5.250%	8/1/21	25,000	30,402
1 Massachusetts GO TOB VRDO	0.380%	11/5/10 (4)LOC	7,955	7,955
1 Massachusetts GO TOB VRDO	0.460%	11/5/10 (2)LOC	26,295	26,295
Massachusetts GO VRDO	0.280%	11/5/10	11,700	11,700
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)	5.500%	6/1/30	5,000	6,065
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/11 (14)	4,670	4,680
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,854
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28	18,000	16,990
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/23	3,380	3,573
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/24	5,500	5,747
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.375%	7/1/25	3,500	3,648
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12	5,190	5,319
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.625%	7/1/20	1,810	1,810
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.750%	7/1/28	2,640	2,546
Massachusetts Health & Educ. Fac. Auth. Rev. (Children’s Hosp.) VRDO	0.250%	11/5/10 LOC	3,200	3,200
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/20	1,685	2,219
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	12/15/21	2,000	2,438
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/20	3,740	4,257
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/25	1,460	1,570
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/26	2,000	2,139
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/28	1,155	1,218
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	8,000	8,315
Massachusetts Health & Educ. Fac. Auth. Rev. (South Coast Health System) VRDO	0.260%	11/5/10 LOC	1,600	1,600
Massachusetts Health & Educ. Fac. Auth. Rev. (Suffolk Univ.)	6.250%	7/1/30	5,000	5,520
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	6,976
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12 (14)	22,865	24,068
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13 (14)	20,000	20,927
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/13 (4)	5,000	5,587
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/15 (4)	10,000	11,670
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/21 (4)	41,095	45,784
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/23 (4)	6,800	7,540
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/27 (14)	7,830	8,393
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	18,115	19,170
1 Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	0.280%	11/5/10 (4)	8,175	8,175
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (Prere.)	8,685	9,829
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/19 (14)	5,000	5,885
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/21 (14)	6,875	7,922
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/26 (14)	29,860	34,037
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/28 (14)	11,075	12,589
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11 (ETM)	6,475	6,719
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/11	830	833
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/12	295	296
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/20	13,360	16,441
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/21	6,955	8,517
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	6,500	8,000
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	10,000	12,308

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	37,515	46,095
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/19	21,580	25,888
Massachusetts Water Resources Auth. Rev.	5.500%	8/1/22 (4)	4,100	5,023
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.380%	11/5/10 (4)LOC	20,455	20,455
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.380%	11/5/10 (4)LOC	16,765	16,765
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.380%	11/5/10 (4)LOC	38,800	38,800
1 Massachusetts Water Resources Auth. Rev. TOB VRDO	0.460%	11/5/10 (4)LOC	25,105	25,105
Massachusetts Water Resources Auth. Rev. VRDO	0.290%	11/5/10	7,005	7,005
Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19 (2)	25,625	28,169
2 Univ. of Massachusetts Building Auth. Rev.	5.000%	11/1/19	12,155	14,487
				1,223,411
Michigan (2.4%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,158
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,352
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,656
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,801
Detroit MI Sewer System Rev.	5.000%	7/1/13 (Prere.)	15,665	17,463
Detroit MI Sewer System Rev.	5.125%	7/1/15 (Prere.)	12,000	14,158
Detroit MI Sewer System Rev.	0.000%	7/1/16 (14)	7,500	6,143
Detroit MI Sewer System Rev.	5.250%	7/1/22 (14)	5,735	6,024
Detroit MI Sewer System Rev.	7.000%	7/1/27 (4)	10,300	12,286
Detroit MI Water Supply System	5.000%	7/1/19 (14)	5,000	5,285
Detroit MI Water Supply System	5.000%	7/1/20 (14)	7,665	8,046
Detroit MI Water Supply System	5.000%	7/1/20 (4)	8,535	8,982
Detroit MI Water Supply System	5.000%	7/1/22 (14)	4,000	4,150
Detroit MI Water Supply System	5.000%	7/1/23 (14)	4,000	4,141
Detroit MI Water Supply System	5.000%	7/1/24 (4)	26,825	27,732
Detroit MI Water Supply System	5.000%	7/1/25 (4)	4,000	4,117
Eastern Michigan Univ. Rev. VRDO	0.310%	11/1/10 LOC	11,000	11,000
2 Jackson County MI Hosp. Finance Auth. Rev. (Allegiance Health)	5.000%	6/1/17	2,420	2,625
Kalamazoo MI Hosp. Financing Auth. Rev. (Bronson Methodist Hosp.)	5.000%	5/15/30	18,370	18,279
Kent Hosp. MI Finance Auth. Rev. (Metro. Hosp.) PUT	5.500%	1/15/15	11,500	13,195
Kent Hosp. MI Finance Auth. Rev. PUT	5.250%	1/15/14	10,000	11,152
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	8,440	8,858
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	6,010	6,308
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	380	399
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	340	357
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	565	593
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	285	299
Michigan Building Auth. Rev.	5.500%	10/15/12	6,315	6,592
Michigan Building Auth. Rev.	5.250%	10/15/13 (4)	12,000	13,081
Michigan Building Auth. Rev.	5.500%	10/15/13	5,660	5,888
Michigan Building Auth. Rev.	5.250%	10/15/14 (4)	15,000	16,671
Michigan Building Auth. Rev.	5.500%	10/15/14	9,435	9,814
Michigan Building Auth. Rev.	5.250%	10/15/15 (4)	22,445	24,726
Michigan Building Auth. Rev.	5.500%	10/15/15	4,715	4,905
Michigan Building Auth. Rev.	5.250%	10/15/16 (4)	9,000	9,882
Michigan Building Auth. Rev.	5.000%	10/15/18	12,575	14,459
Michigan Building Auth. Rev.	5.000%	10/15/19	8,315	9,529
Michigan GO	5.500%	12/1/13	6,125	6,939
Michigan GO	5.000%	5/1/17	33,880	39,004
Michigan GO	5.000%	5/1/18	12,985	14,967
Michigan GO	5.250%	9/15/25 (4)	10,810	11,689
Michigan GO	5.250%	9/15/26 (4)	12,805	13,759
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/18	4,000	4,565
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/19	5,000	5,693
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	3.750%	3/15/12	15,000	15,610
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	5/1/12	9,595	10,178
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12	2,500	2,698
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	2.625%	6/30/14	30,000	30,876
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.300%	10/1/11 (ETM)	3,800	3,861
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/13 (ETM)	4,000	4,195
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/24	5,000	5,167
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.625%	11/15/29	15,775	16,450
Michigan Hosp. Finance Auth. Rev. (MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,718
Michigan Hosp. Finance Auth. Rev. (MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,378
Michigan Hosp. Finance Auth. Rev. (MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,337
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,168
Michigan Hosp. Finance Auth. Rev. (Trinity Health)	5.000%	12/1/27	8,000	8,488
Michigan Muni. Bond Auth. RAN	5.000%	3/21/11	28,000	28,281
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/21	3,500	4,082

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,642
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/22 (14)	27,000	33,525
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	5.500%	8/1/19	20,000	21,716
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	6.375%	8/1/29	25,000	26,970
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	8.000%	9/1/29	13,900	16,726
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,339
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,419
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	9,839
Univ. of Michigan Univ. Rev.	5.000%	4/1/21	11,210	13,235
Univ. of Michigan Univ. Rev. VRDO	0.260%	11/5/10	15,300	15,300
Wayne County Michigan Airport Auth. Rev. (Detroit Metropolitan Wayne County Airport) VRDO	0.280%	11/5/10 LOC	13,700	13,700
				745,620
Minnesota (1.6%)
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/17	1,785	2,026
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/18	2,190	2,446
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/20	1,585	1,732
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/20	1,805	1,977
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/21	2,205	2,383
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/21	3,925	4,251
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.000%	11/15/22	2,425	2,602
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System (Allina Health Care)	5.250%	11/15/29	7,000	7,344
Minneapolis & St. Paul MN Housing & Redev. Auth. Health Care System Rev.
(Children’s Hosp. Clinics)	0.310%	11/1/10 (4)	7,400	7,400
Minneapolis MN Health Care System (Fairview Health Services)	6.000%	11/15/18	15,000	17,258
Minneapolis MN Health Care System (Fairview Health Services)	6.625%	11/15/28	15,500	17,691
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/17	9,690	11,233
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/18	8,925	10,198
Minnesota CTFS Partner Technology Lease Purchase	5.000%	6/1/19	10,680	12,042
Minnesota GO	5.000%	10/1/11	26,795	27,951
Minnesota GO	5.000%	11/1/11	24,545	25,698
Minnesota GO	5.000%	6/1/12	21,700	23,265
Minnesota GO	5.000%	11/1/12 (ETM)	8,235	8,976
Minnesota GO	5.000%	11/1/12	13,685	14,919
Minnesota GO	5.000%	11/1/12	19,775	21,558
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	6,441
Minnesota GO	5.000%	10/1/13	5,445	6,124
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	12,011
Minnesota GO	5.000%	11/1/13	17,615	19,871
Minnesota GO	5.000%	11/1/13	19,500	21,998
Minnesota GO	5.000%	12/1/13	10,610	12,004
Minnesota GO	5.000%	11/1/14	19,275	22,319
Minnesota GO	4.000%	12/1/14	3,730	4,162
Minnesota GO	5.000%	12/1/14	8,150	9,458
Minnesota GO	5.000%	11/1/15	19,775	23,344
Minnesota GO	5.000%	12/1/15	8,150	9,635
Minnesota GO	5.000%	8/1/19	4,140	5,010
Minnesota GO	5.000%	8/1/19	19,590	23,707
Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.250%	1/1/30	2,000	2,148
St. Cloud MN Health Care Rev. (Centracare Health System)	5.125%	5/1/30	7,000	7,297
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,318
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,092
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.500%	7/1/23	21,700	23,072
St. Louis Park MN Health Care Fac. Rev. (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,281
Univ. of Minnesota Rev.	5.000%	8/1/19	1,150	1,371
Univ. of Minnesota Rev.	5.000%	8/1/21	1,885	2,213
Univ. of Minnesota Rev.	5.000%	4/1/22	500	573
Univ. of Minnesota Rev.	5.000%	8/1/22	1,585	1,838
Univ. of Minnesota Rev.	5.000%	8/1/23	2,500	2,876
Univ. of Minnesota Rev.	5.000%	8/1/24	4,515	5,168
Univ. of Minnesota Rev.	5.000%	8/1/29	5,615	6,247
Univ. of Minnesota Rev.	5.000%	8/1/30	2,500	2,758
Univ. of Minnesota Rev. VRDO	0.290%	11/5/10	5,800	5,800
				486,086
Mississippi (0.2%)
Mississippi Business Finance Corp. Rev. (Promenade D’Iberville Project) VRDO	0.270%	11/5/10 LOC	11,935	11,935
Mississippi GO	5.750%	12/1/11	6,000	6,350
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,452
Mississippi GO	5.500%	12/1/16	3,435	4,182
Mississippi GO	5.500%	12/1/19	2,000	2,471
Mississippi GO	5.000%	12/1/20	10,000	11,389
Mississippi GO	5.000%	12/1/21	16,890	19,026

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi Hosp. Equipment & Fac. Auth. Rev. (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,849
Warren County MS Gulf Opportunity Zone Rev. (International Paper Co. Project)	5.800%	5/1/34	2,500	2,625
				66,279
Missouri (0.8%)
Cape Girardeau County MO IDA Health Care Fac. Rev.	5.625%	6/1/12 (Prere.)	5,655	6,095
Kansas City MO Airport Rev.	5.000%	9/1/13	11,550	12,812
Kansas City MO Airport Rev.	5.000%	9/1/14	10,000	11,325
Kansas City MO IDA Rev. (Downtown Redevelopment) VRDO	0.280%	11/5/10 LOC	24,300	24,300
Kansas City MO Special Obligation	0.000%	2/1/18	3,000	2,243
Kansas City MO Special Obligation	0.000%	2/1/19	7,615	5,356
Missouri Board Public Building Special Obligation Rev.	5.000%	10/15/27	13,275	13,943
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	4.750%	6/1/25	3,230	3,206
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/12	4,190	4,535
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.500%	7/1/13	5,250	5,908
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System)	5.000%	6/1/19	2,420	2,722
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System)	5.000%	6/1/21	4,000	4,413
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (SSM Health System)	5.000%	6/1/22	5,270	5,774
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/12 (4)	3,365	3,480
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/13 (4)	3,580	3,697
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/14 (4)	3,260	3,361
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System)	5.000%	11/15/20	3,975	4,311
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System)	5.250%	11/15/25	8,000	8,509
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System)	5.000%	11/15/30	5,000	5,115
Missouri Health & Educ. Fac. Auth. Rev. (Children’s Mercy Hosp.)	5.250%	5/15/29	19,230	19,722
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,000	3,041
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	3,430	3,477
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/11 (Prere.)	2,000	2,027
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/12 (Prere.)	11,410	12,106
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19	1,825	2,190
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20	5,330	6,305
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/21	3,110	3,672
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/24 (2)	12,225	12,765
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/26 (2)	15,730	16,286
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (Prere.)	11,560	11,976
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/11 (Prere.)	10,260	10,630
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	6.125%	7/1/24	6,000	6,571
				241,873
Nebraska (0.1%)
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/26	3,140	3,386
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.500%	1/15/27	3,300	3,539
Lancaster County NE School Dist. No. 1 (Lincoln Public Schools)	4.750%	1/15/29	3,530	3,842
Nebraska Public Power Dist. Rev.	5.000%	1/1/24	8,000	8,707
				19,474
Nevada (1.3%)
Clark County NV Airport Improvement Rev.	5.000%	7/1/30	15,000	15,489
Clark County NV Airport Rev.	5.000%	7/1/21	2,000	2,229
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,375
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,330
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	15,581
Clark County NV School Dist. GO	5.375%	6/15/12 (14)(Prere.)	28,385	30,667
Clark County NV School Dist. GO	5.375%	6/15/12 (14)(Prere.)	29,765	32,158
Clark County NV School Dist. GO	5.000%	6/15/14	6,320	7,116
Clark County NV School Dist. GO	5.000%	6/15/18	11,500	13,242
Clark County NV School Dist. GO	5.000%	6/15/19	13,750	15,594
Clark County NV School Dist. GO	5.000%	6/15/20	14,335	16,030
Clark County NV School Dist. GO	5.000%	6/15/21	14,980	16,538
Clark County NV School Dist. GO	5.000%	6/15/21 (14)	12,900	14,468
Clark County NV School Dist. GO	5.000%	6/15/22	14,655	16,034
Clark County NV School Dist. GO	5.000%	6/15/23	16,360	17,769
Clark County NV School Dist. GO	5.000%	6/15/24 (4)	12,905	14,170
Clark County NV School Dist. GO	5.000%	6/15/25	12,445	13,425
Clark County NV School Dist. GO	5.000%	6/15/26	29,900	32,071
Clark County NV Water Reclamation Dist. GO	5.375%	7/1/27	2,985	3,310
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.625%	7/1/24	5,000	5,226
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/11 (2)	10,000	10,038
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/13 (14)	11,165	12,291
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/21 (3)	16,075	17,101
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/26 (14)	15,280	15,971
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.320%	11/1/10	26,710	26,710
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	0.320%	11/1/10	15,100	15,100
Nevada GO	5.000%	12/1/14 (4)	8,435	9,685

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Reno NV Hosp. Rev. (Washoe Med. Center)	5.500%	6/1/28 (2)	1,750	1,807
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	4,790	4,958
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/12 (4)	5,335	5,499
				413,982
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,207
New Hampshire GO	5.000%	2/15/19	1,010	1,208
New Hampshire GO	5.000%	8/15/19	2,000	2,402
New Hampshire Health & Educ. Fac. Auth. Rev.	5.500%	7/1/20	10,000	11,779
				16,596
New Jersey (6.3%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (14)	10,000	11,926
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23 (2)	3,635	4,196
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,720	4,310
New Jersey Building Auth. Rev.	5.000%	12/15/18	5,610	6,491
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,982
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,546
New Jersey COP	5.000%	6/15/17	4,840	5,464
New Jersey COP	5.000%	6/15/18	12,915	14,549
New Jersey COP	5.250%	6/15/28	4,675	4,996
New Jersey COP	5.250%	6/15/29	1,000	1,062
New Jersey CTFS Partner Equipment Lease Purchase	5.250%	6/15/20	6,180	6,996
New Jersey CTFS Partner Equipment Lease Purchase	5.250%	6/15/21	5,820	6,491
New Jersey CTFS Partner Equipment Lease Purchase	5.375%	6/15/29	11,000	11,779
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/18	12,755	12,764
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/19	14,000	14,008
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	12,000	12,012
New Jersey Econ. Dev. Auth. Rev. (Montclair Univ. Student Housing)	5.000%	6/1/18	2,000	2,127
New Jersey Econ. Dev. Auth. Rev. (Montclair Univ. Student Housing)	5.250%	6/1/19	2,000	2,147
New Jersey Econ. Dev. Auth. Rev. (Montclair Univ. Student Housing)	5.250%	6/1/20	2,000	2,133
New Jersey Econ. Dev. Auth. Rev. (Montclair Univ. Student Housing)	5.375%	6/1/25	5,000	5,180
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/16	38,385	44,248
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/17	38,000	43,812
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/18	63,000	72,645
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.000%	12/15/19	38,410	44,126
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	12/15/21 (4)	5,000	5,822
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	9/1/29	10,500	11,567
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.500%	12/15/29	5,000	5,589
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	12,315	13,643
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	12,475	13,995
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	4,800	5,385
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13	4,000	4,470
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	10,400	11,715
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14	4,000	4,537
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/15 (14)(3)	9,100	10,428
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/19 (3)	4,285	5,026
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/21 (3)	7,975	9,167
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/23 (14)	81,630	95,016
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24 (2)	15,000	17,390
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	18,130	21,084
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/14 (4)	40,455	45,165
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	0.220%	11/5/10 LOC	33,945	33,945
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.000%	5/1/13	7,215	7,910
New Jersey Educ. Fac. Auth. Rev.	7.125%	12/1/23	6,000	7,094
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29	23,420	25,076
New Jersey GO	5.500%	8/1/11	3,500	3,633
New Jersey GO	5.250%	7/1/14 (4)	25,000	28,578
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,933
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,772
New Jersey GO	5.250%	7/15/19 (2)	5,000	5,986
New Jersey GO	5.000%	8/15/20	30,000	35,275
New Jersey Health Care Fac. Financing Auth. Rev.	5.500%	10/1/23	12,860	13,868
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hosp.)	5.000%	7/1/16	8,420	9,232
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hosp.)	5.000%	7/1/17	8,875	9,710
New Jersey Health Care Fac. Financing Auth. Rev. (AHS Hosp.)	5.000%	7/1/18	5,000	5,448
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.000%	1/1/20	2,120	2,258
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.000%	1/1/22	1,500	1,556
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.000%	7/1/18	1,925	2,074
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian-III) VRDO	0.400%	11/5/10 (4)	13,155	13,155
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/11 (14)	8,230	8,234
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/12 (14)	1,845	1,846

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/14 (14)	1,885	1,885
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	20,000	21,392
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	4.500%	12/1/20	6,500	6,764
New Jersey Sports & Exposition Auth. Rev.	5.000%	9/1/17	10,000	11,542
New Jersey Sports & Exposition Auth. Rev.	4.500%	9/1/24	2,055	2,157
New Jersey Transp. Corp. COP	5.500%	9/15/13 (2)	1,410	1,546
New Jersey Transp. Corp. COP	5.250%	9/15/15 (2)	10,000	11,208
New Jersey Transp. Corp. COP	5.250%	9/15/15 (4)	3,800	4,374
New Jersey Transp. Corp. COP	5.500%	9/15/15 (4)	7,270	8,441
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	5,000	5,661
New Jersey Transp. Corp. COP	5.000%	9/15/19 (4)	6,500	6,906
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/11 (14)	12,490	12,956
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (ETM)	7,510	8,301
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/12 (14)	12,490	13,711
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	11,900	13,751
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/17	1,250	1,489
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17	15,000	17,326
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/18	15,000	17,226
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	10,000	11,634
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	1,040	1,210
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19 (14)	32,000	37,227
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	7,000	8,213
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20	27,915	32,137
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20 (4)	9,000	10,503
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	79,200	92,709
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/21	11,000	12,482
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (12)	3,745	4,405
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	25,000	29,405
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	9,620	11,124
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22	2,500	2,824
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	45,900	51,855
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/22	22,000	25,358
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (14)	25,000	29,244
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/24	20,000	21,960
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	7,044
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	74,680	34,964
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	1,000	468
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	24,000	10,520
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	98,285	40,390
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	25,000	9,549
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	44,000	16,807
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/29	47,325	16,889
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/30	14,800	4,917
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	15,000	4,344
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	0.380%	11/5/10 (4)LOC	27,020	27,020
New Jersey Transp. Trust Fund Auth. Transp. System Rev.	5.500%	12/15/15 (2)	1,750	2,041
New Jersey Transp. Trust Fund Auth. Transp. System Rev.	5.250%	6/15/20 (3)	17,680	19,509
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (14)	2,325	2,573
New Jersey Turnpike Auth. Rev.	5.000%	1/1/20	14,440	16,463
New Jersey Turnpike Auth. Rev.	5.000%	1/1/21	19,705	22,087
New Jersey Turnpike Auth. Rev.	5.000%	1/1/22	4,500	4,993
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	13,500	15,850
Newark NJ GO	5.000%	10/1/19	3,505	3,998
Newark NJ GO	5.000%	10/1/20	2,455	2,784
Rutgers State Univ. New Jersey	6.400%	5/1/13	2,555	2,738
South Jersey Transp. Auth. New Jersey Transp. System Rev.	5.000%	11/1/16	7,590	8,669
Tobacco Settlement Financing Corp. New Jersey Rev.	4.250%	6/1/12	6,385	6,519
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/13	14,945	15,608
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/15	11,425	12,007
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/16	14,585	15,219
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/17	15,925	16,447
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/18	16,975	17,347
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/19	30,595	30,816
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	58,032	54,311
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/24 (Prere.)	15,410	15,907
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	33,410	29,322
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/32 (Prere.)	33,155	35,222
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/41	500	359
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	7,514
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	10,311
				1,938,024

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico (0.5%)
Alamogordo NM Hosp. Rev. (Gerald Champion Regional Medical Center Project) VRDO	0.350%	11/5/10 LOC	9,965	9,965
Albuquerque NM School Dist.	5.000%	8/1/20	5,000	5,894
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/18	16,440	17,900
New Mexico Educ. Assistance Foundation Rev.	4.000%	9/1/19	5,890	6,357
New Mexico Educ. Assistance Foundation Rev.	5.000%	12/1/19	1,500	1,736
New Mexico Educ. Assistance Foundation Rev.	4.000%	12/1/20	1,500	1,600
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	12,395	13,776
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/14 (14)(Prere.)	30,525	35,177
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/14 (14)(Prere.)	18,000	20,743
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/20	6,250	7,461
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/21	15,000	17,867
New Mexico Finance Auth. Transp. Rev. VRDO	0.270%	11/5/10 LOC	10,000	10,000
Santa Fe NM Gross Receipts Tax Rev.	5.000%	6/1/11	2,000	2,052
Santa Fe NM Gross Receipts Tax Rev.	4.000%	6/1/12	3,260	3,416
				153,944
New York (11.6%)
Amherst NY Dev. Corp. Student Housing Fac. Rev.	3.500%	10/1/19	1,185	1,199
Amherst NY Dev. Corp. Student Housing Fac. Rev.	4.000%	10/1/21	2,575	2,629
Amherst NY Dev. Corp. Student Housing Fac. Rev.	4.000%	10/1/22	2,680	2,703
Amherst NY Dev. Corp. Student Housing Fac. Rev.	4.375%	10/1/30	1,100	1,096
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	6.000%	7/15/30	6,735	7,201
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/20	8,345	9,628
Erie County NY IDA School Fac. Rev. (Buffalo City School Dist.) GO	5.000%	5/1/21	13,850	15,738
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/23 (4)	7,000	7,641
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/24 (4)	3,750	4,082
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/25 (4)	3,000	3,246
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/12	40,505	43,444
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (14)	2,900	3,264
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (14)	1,335	1,502
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/20 (14)	10,000	10,940
Long Island NY Power Auth. Electric System Rev.	5.250%	4/1/21	2,945	3,331
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (14)	10,000	10,985
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (14)	33,615	36,928
Long Island NY Power Auth. Electric System Rev.	5.000%	4/1/23	5,800	6,341
Long Island NY Power Auth. Electric System Rev.	5.750%	4/1/25	20,000	22,603
Long Island NY Power Auth. Electric System Rev. VRDO	0.310%	11/5/10 (4)	34,055	34,055
Metro. New York Transp. Auth. Rev.	5.750%	7/1/18	1,975	2,399
Metro. New York Transp. Auth. Rev.	5.000%	11/15/18	3,425	3,961
Metro. New York Transp. Auth. Rev.	5.250%	11/15/19 (14)	5,000	5,863
Metro. New York Transp. Auth. Rev.	5.000%	11/15/21	2,685	2,938
Metro. New York Transp. Auth. Rev.	5.250%	11/15/21 (14)	4,000	4,644
Metro. New York Transp. Auth. Rev.	5.500%	11/15/21 (4)	15,900	19,309
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23 (4)	10,000	10,854
Metro. New York Transp. Auth. Rev.	4.750%	11/15/24 (14)	9,005	9,449
Metro. New York Transp. Auth. Rev.	4.750%	11/15/25 (14)	9,435	9,865
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/12 (Prere.)	8,100	8,543
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	21,500	26,793
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/11 (ETM)	21,200	21,146
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/15	17,315	20,207
Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/12 (4)(Prere.)	25,835	27,720
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/14 (2)	5,000	5,760
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/15 (2)	45,130	48,717
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	38,075	41,102
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18	30,750	34,876
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/20	5,000	5,541
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/21	5,000	5,447
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	31,500	34,737
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.290%	11/5/10 (4)	2,000	2,000
Nassau County NY GO	4.000%	10/1/22	8,755	9,247
Nassau County NY GO	4.000%	10/1/23	5,245	5,475
New York City NY Capital Resources (Loan Enhanced Assistance Program) VRDO	0.330%	11/5/10 LOC	20,977	20,977
New York City NY Cultural Resources Rev. (Asia Society) VRDO	0.260%	11/5/10 LOC	6,000	6,000
New York City NY Cultural Resources Rev. (Lincoln Center)	5.250%	12/1/18	7,600	8,883
New York City NY GO	5.000%	8/1/11	8,000	8,280
New York City NY GO	5.250%	8/1/11	29,500	30,588
New York City NY GO	5.250%	8/1/13	17,515	19,537
New York City NY GO	5.750%	8/1/13 (2)	8,000	8,653
New York City NY GO	5.000%	8/1/14	6,500	7,382
New York City NY GO	5.250%	9/1/14	3,560	4,086
New York City NY GO	5.750%	8/1/15 (2)	38,000	41,006
New York City NY GO	5.000%	8/1/17	7,610	8,887

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/18	19,900	23,216
New York City NY GO	5.000%	6/1/19	8,675	10,086
New York City NY GO	5.000%	8/1/19	12,130	13,708
New York City NY GO	5.000%	8/1/19	4,500	5,238
New York City NY GO	5.000%	8/1/19	3,100	3,608
New York City NY GO	5.000%	8/1/19	5,000	5,820
New York City NY GO	5.000%	8/1/20	10,000	11,227
New York City NY GO	5.000%	8/1/20	32,355	37,355
New York City NY GO	5.000%	8/1/20	46,500	54,395
New York City NY GO	5.000%	8/1/20	9,010	10,115
New York City NY GO	5.250%	9/1/20	4,565	5,287
New York City NY GO	5.000%	10/1/20	1,345	1,513
New York City NY GO	5.000%	2/1/21	12,300	13,579
New York City NY GO	5.250%	3/1/21	4,255	4,910
New York City NY GO	5.000%	8/1/21	9,600	10,651
New York City NY GO	5.000%	8/1/21	59,135	67,277
New York City NY GO	5.000%	8/1/21	23,065	25,328
New York City NY GO	5.000%	8/1/21	14,000	15,374
New York City NY GO	5.000%	8/1/21	15,750	18,130
New York City NY GO	5.250%	9/1/21	20,000	22,886
New York City NY GO	5.000%	1/1/22	15,000	16,378
New York City NY GO	5.000%	8/1/22	7,050	7,742
New York City NY GO	5.000%	8/1/22	32,000	35,943
New York City NY GO	5.000%	8/1/22	18,475	20,972
New York City NY GO	5.000%	8/1/22	6,020	6,834
New York City NY GO	5.250%	8/15/22	25,250	28,573
New York City NY GO	5.000%	8/1/23	2,000	2,232
New York City NY GO	5.000%	8/1/23	7,925	8,933
New York City NY GO	5.250%	8/15/23	21,820	24,564
New York City NY GO	5.000%	8/1/24	6,735	7,536
New York City NY GO	5.250%	8/15/24	25,945	29,044
New York City NY GO	5.000%	8/1/25	5,000	5,498
New York City NY GO	5.000%	5/15/29	7,900	8,538
New York City NY GO	5.450%	4/1/31	6,560	7,315
New York City NY GO VRDO	0.270%	11/1/10 (4)	900	900
New York City NY GO VRDO	0.240%	11/5/10	75,000	75,000
New York City NY Health & Hosp. Corp. Rev. (Health System)	5.000%	2/15/18	1,500	1,700
New York City NY Health & Hosp. Corp. Rev. (Health System)	5.000%	2/15/30	10,000	10,594
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/30	30,000	32,929
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.270%	11/5/10	5,500	5,500
1 New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.280%	11/5/10	10,830	10,830
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.250%	11/1/10	8,900	8,900
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (14)	9,500	10,364
New York City NY Transitional Finance Auth. Building Aid Rev.	5.000%	7/15/17	6,335	7,301
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/12 (Prere.)	750	813
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/13 (ETM)	2,000	2,195
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/14	3,525	3,921
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/15	2,820	3,192
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/16	2,925	3,339
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/17	2,150	2,465
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/19	3,875	4,437
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/23	4,440	4,829
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24	7,040	7,610
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/25 (14)	10,170	10,880
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/25	8,945	9,979
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/26 (14)	7,620	8,121
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	10,520	11,704
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	8,185	9,106
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/28	3,465	3,705
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/30	9,500	10,056
New York City NY Transitional Finance Auth. Rev. Future Tax	5.375%	2/1/13	15	15
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/14	6,065	6,988
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/18	1,300	1,546
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/18	5,000	5,956
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/19	1,305	1,547
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/19	9,835	11,678
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/19	2,535	3,010
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	8/1/21	51,100	57,285
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/21	36,850	42,613
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/21	16,015	18,640
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/22	11,090	12,679
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/29	10,000	10,987

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth. Rev. VRDO	0.270%	11/5/10	11,300	11,300
New York NYC Housing Dev. Corp. (Multi Family)	4.750%	11/1/30	4,975	5,082
New York NYC Housing Dev. Corp. (Multi Family)	4.750%	11/1/30	1,875	1,915
New York State Dormitory Auth. Rev.	5.000%	7/1/20	6,815	7,782
New York State Dormitory Auth. Rev.	5.000%	7/1/21	17,750	19,966
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (14)	9,230	9,890
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/13 (14)	11,200	11,840
New York State Dormitory Auth. Rev. (Mental Health Services)	5.250%	2/15/11 (14)	725	728
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	3,200	3,610
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	3,000	3,446
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/19 (4)	5,030	5,778
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/23 (14)	6,415	7,026
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/24 (14)	6,740	7,357
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/20	13,290	15,297
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/21	10,000	11,343
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/22	2,000	2,230
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/16 (14)	3,500	4,185
New York State Dormitory Auth. Rev. (New York Univ.)	6.000%	7/1/19 (14)	1,700	2,104
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/13	2,135	2,408
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/14	3,250	3,745
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/18	20,930	24,643
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/19	19,500	22,912
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/20	2,000	2,345
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/20	7,085	8,308
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/20	33,000	37,624
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/21	12,080	13,994
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	34,650	39,112
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,571
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23	5,000	5,479
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/23	5,000	5,571
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/25	16,820	18,515
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26	10,000	10,968
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	2,775	3,041
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	2,565	2,774
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	5,790	6,287
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	20,000	21,918
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/29	1,810	1,988
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/30	1,000	1,091
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/11 (2)	4,040	4,055
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (14)	10,000	10,142
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/15	1,670	1,902
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/23 (14)	4,000	4,199
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/24 (14)	3,300	3,433
New York State Dormitory Auth. Rev. Non State Supported Debt
(Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/27 (14)	8,000	8,228
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/29	2,000	2,157
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ.)	5.000%	7/1/22	3,445	3,911
New York State Dormitory Auth. Rev. Non State Supported Debt (School Dist. Financing Program)	5.000%	10/1/19	3,475	4,038
New York State Dormitory Auth. Rev. Non State Supported Debt (School Dist. Financing Program)	5.000%	10/1/21	4,320	4,931
New York State Dormitory Auth. Rev. Non State Supported Debt (School Dist. Financing Program)	5.000%	10/1/22	7,000	7,896
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/18	11,570	13,455
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	10/1/19 (12)	2,500	2,892
New York State Dormitory Auth. Rev. State Supported Debt	5.000%	7/1/22	3,050	3,394
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/19	3,000	3,433
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/21	5,000	5,723
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/22	5,340	6,067
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/25	6,000	6,696
New York State Dormitory Auth. Rev. State Supported Debt (State Univ. Dormitory Fac.)	5.000%	7/1/28	3,925	4,290
New York State Dormitory Auth. Rev. State Supported Debt (State Univ. Dormitory Fac.)	5.000%	7/1/29	2,125	2,308
New York State Dormitory Auth. Rev. State Supported Debt (State Univ. Dormitory Fac.)	5.000%	7/1/30	4,330	4,671
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) PUT	3.000%	6/3/13	5,000	5,059
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) PUT	3.000%	6/3/13	5,000	5,059
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,185
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,435
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/24	7,240	8,201
New York State Environmental Fac. Corp. Rev. (Personal Income Tax)	5.250%	12/15/25	15,825	17,840
New York State GO	4.500%	2/1/17	34,125	39,178
New York State GO	4.500%	2/1/18	24,735	28,451
New York State GO	4.500%	2/1/19	10,670	12,217
New York State GO	4.500%	2/1/20	11,665	13,294

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Rev. (100 Maiden Lane) VRDO	0.260%	11/5/10	2,000	2,000
New York State Local Govt. Assistance Corp.	5.500%	4/1/17 (4)	5,000	5,996
New York State Local Govt. Assistance Corp.	5.500%	4/1/17	1,250	1,495
New York State Mortgage Agency Rev.	5.000%	11/1/22	9,925	10,677
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	2,600	2,855
New York State Thruway Auth. Rev.	4.000%	7/15/11	10,000	10,256
New York State Thruway Auth. Rev.	5.000%	1/1/20 (14)	8,940	10,018
New York State Thruway Auth. Rev.	5.000%	1/1/21 (14)	8,000	8,884
New York State Thruway Auth. Rev.	5.000%	1/1/22 (14)	10,000	11,037
New York State Thruway Auth. Rev.	5.000%	1/1/23 (2)	20,000	21,306
New York State Thruway Auth. Rev.	5.000%	1/1/24 (2)	14,885	15,803
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/12 (14)	20,000	21,402
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,756
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	15,990
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	13,654
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	4,011
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,763
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,858
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,502
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,823
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,301
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,887
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,574
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,995
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,690
New York State Thruway Auth. Rev. (Personal Income Tax)	5.500%	3/15/12 (Prere.)	3,000	3,211
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/19	3,820	4,491
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/20	6,855	8,043
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	24,890	28,288
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/21	40,945	47,755
New York State Thruway Auth. Rev. (Personal Income Tax)	5.250%	3/15/27	7,115	7,939
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/29	7,000	7,629
New York State Thruway Auth. Rev. (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/21	16,000	18,606
New York State Thruway Auth. Rev. (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	26,172
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/13	5,000	5,337
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/19	11,000	12,782
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/20	9,890	11,401
New York State Urban Dev. Corp. Rev.	5.000%	12/15/14	3,000	3,465
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	19,500	22,207
New York State Urban Dev. Corp. Rev.	5.000%	12/15/15	4,000	4,680
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16	22,360	25,818
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	12,000	14,132
New York State Urban Dev. Corp. Rev.	5.250%	1/1/18	36,140	42,758
New York State Urban Dev. Corp. Rev.	5.250%	1/1/22	7,500	8,419
New York State Urban Dev. Corp. Rev.	4.375%	3/15/22	9,020	9,826
New York State Urban Dev. Corp. Rev.	5.000%	12/15/22	2,000	2,268
New York State Urban Dev. Corp. Rev.	5.000%	12/15/23	2,615	2,948
New York State Urban Dev. Corp. Rev.	5.000%	1/1/26	7,910	8,498
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.250%	1/1/14 (4)	7,770	8,440
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/18	20,000	23,700
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/19	47,625	56,205
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/20	36,240	42,158
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,197
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/21	18,310	21,047
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/23	7,180	7,955
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/22 (14)	21,000	25,714
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/15	50,000	56,942
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/17	15,275	17,769
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/18	8,000	9,334
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/18	24,275	28,323
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/19	3,625	4,233
New York State Urban Dev. Corp. Rev. (Service Contract)	5.250%	1/1/19 (4)	7,050	8,210
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/20	18,165	20,854
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/21	11,345	12,928
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/21	20,085	22,887
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/22	5,120	5,769
Suffolk County NY Water Auth. Rev.	6.800%	6/1/12 (ETM)	5,755	5,995
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12	50,000	52,535
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/12 (ETM)	8,180	8,440
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/12 (ETM)	6,590	6,835
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/14	3,000	3,496
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19 (14)	4,500	5,460

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/20	4,550	5,230
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (14)	15,000	18,233
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (14)	31,370	38,270
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/25	24,975	27,618
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/14	20,000	22,649
Triborough Bridge & Tunnel Auth. New York Rev. PUT	5.000%	11/15/15	20,000	22,951
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.260%	11/5/10 (4)	6,440	6,440
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,646
United Nations Dev. Corp. New York Rev.	5.000%	7/1/21	7,200	8,093
				3,565,222
North Carolina (2.0%)
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/18	1,045	1,259
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/20	1,000	1,188
Columbus County NC Ind. Fac. & Pollution Control Financing Auth. Rev. (International Paper)	5.700%	5/1/34	8,000	8,340
Fayetteville NC Public Works Comm. Rev.	5.000%	3/1/22	1,000	1,142
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,834
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,346
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,101
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,667
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,363
Mecklenburg County NC Public Fac. Corp. (Annual Appropriation)	5.000%	3/1/19	3,000	3,585
Moore County NC Rev.	4.000%	6/1/16	1,245	1,378
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.000%	10/1/27 (4)	9,900	10,469
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center) VRDO	0.300%	11/5/10 (12)	11,600	11,600
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.280%	11/1/10	15,800	15,800
1 North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	0.280%	11/1/10	12,000	12,000
North Carolina Capital Fac. Financial Solid Waste Disposal Rev. (Duke Energy)	4.375%	10/1/31	15,000	14,707
North Carolina Capital Fac. Financial Solid Waste Disposal Rev. (Duke Energy)	4.375%	10/1/31	5,000	4,902
North Carolina Capital Improvement GO	4.625%	5/1/29	4,255	4,439
North Carolina Eastern Muni. Power Agency Power Systems Rev.	5.000%	1/1/21	10,000	11,247
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/11	25,000	25,183
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/12	14,875	15,579
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	25,000	27,085
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/14	15,000	16,817
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/15	4,000	4,286
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/16	4,000	4,566
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/16	3,000	3,236
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/17	4,700	5,070
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/20	2,250	2,505
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	22,510	24,048
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/26	3,000	3,309
North Carolina GO	5.000%	3/1/12	7,400	7,855
North Carolina GO	5.000%	5/1/14	16,780	18,501
North Carolina GO	5.000%	3/1/18	10,000	11,795
North Carolina GO	5.000%	6/1/18	30,680	37,111
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/18 (4)	9,675	11,230
North Carolina Infrastructure Financial Corp. COP Capital Improvements	5.000%	2/1/19 (4)	10,000	11,432
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	0.280%	11/5/10	26,675	26,675
North Carolina Medical Care Comm. Health Care Fac. (Novant Health Obligated Group)	5.000%	11/1/18	3,075	3,246
2 North Carolina Medical Care Comm. Health Care Fac. Rev. (Novant Health)	5.000%	11/1/30	2,435	2,512
North Carolina Medical Care Comm. Hosp. (Duke Univ. Hosp.) VRDO	0.230%	11/5/10	5,300	5,300
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/19	3,910	4,438
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/20	1,375	1,557
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/21	5,000	5,598
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.000%	6/1/22	5,000	5,537
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16 (4)	10,000	10,818
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17 (4)	15,290	16,528
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18 (14)	69,495	74,965
North Carolina Muni. Power Agency Rev.	5.250%	1/1/18	5,000	5,844
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19 (14)	38,600	41,492
North Carolina Muni. Power Agency Rev.	5.250%	1/1/19	3,085	3,553
North Carolina Muni. Power Agency Rev.	5.000%	1/1/20	8,500	9,832
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20 (14)	10,000	10,694
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	2,000	2,284
North Carolina Muni. Power Agency Rev.	5.000%	1/1/21	5,000	5,634
North Carolina Muni. Power Agency Rev.	5.000%	1/1/30	4,500	4,734
Univ. of North Carolina Chapel Hill Foundation VRDO	0.280%	11/5/10	12,220	12,220
Univ. of North Carolina Univ. System Rev.	5.250%	10/1/27	1,720	1,942
Univ. of North Carolina Univ. System Rev.	5.250%	10/1/28	1,590	1,785
Wake County NC GO	5.000%	6/1/28	3,000	3,298
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	2,380	2,477
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,970	2,050

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/13	1,500	1,559
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/14	1,240	1,288
				612,835
Ohio (3.7%)
Akron OH GO	5.000%	12/1/18 (2)	5,300	6,049
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,501
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	32,794
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.270%	11/1/10 LOC	9,975	9,975
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.270%	11/1/10 LOC	4,400	4,400
American Muni. Power Ohio Inc. Rev. (Hydroelectric Projects)	5.250%	2/15/18	16,000	18,415
American Muni. Power Ohio Inc. Rev. (Hydroelectric Projects)	5.250%	2/15/19	13,000	14,941
American Muni. Power Ohio Inc. Rev. (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,543
American Muni. Power Ohio Inc. Rev. (Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,522
American Muni. Power Ohio Inc. Rev. (Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,681
American Muni. Power Ohio Inc. Rev. (Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,445
American Muni. Power Ohio Inc. Rev. (Prairie State Energy Campus Project)	5.250%	2/15/28	1,940	2,055
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	134,545	117,129
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	72,390	60,732
Cincinnati OH City School Dist. Classroom Fac. Construction & Improvement	5.250%	6/1/21	3,810	4,511
Cincinnati OH City School Dist. Classroom Fac. Construction & Improvement	5.250%	6/1/22	3,180	3,734
Cincinnati OH City School Dist. GO	5.250%	12/1/20 (14)	7,000	8,448
Cincinnati OH City School Dist. GO	5.250%	12/1/21 (14)	5,710	6,851
Cincinnati OH City School Dist. GO	5.250%	12/1/22 (14)	10,000	11,979
1 Cincinnati OH City School Dist. GO TOB VRDO	0.460%	11/5/10 (3)LOC	6,450	6,450
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	14,710	16,716
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	9,185	10,438
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	5,000	5,682
Cincinnati OH GO	5.250%	12/1/13 (4)(Prere.)	8,150	9,261
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (14)	4,500	4,896
Cleveland OH Public Power System Rev.	5.000%	11/15/21 (14)	7,455	8,025
Cleveland OH Public Power System Rev.	5.000%	11/15/22 (14)	14,065	15,030
Cleveland OH Public Power System Rev.	5.000%	11/15/23 (14)	7,505	7,973
Cleveland OH Public Power System Rev.	5.000%	11/15/24 (14)	7,350	7,773
Cleveland OH Water Works Rev.	5.375%	1/1/13 (4)	3,455	3,643
Columbus OH City School Dist.	4.000%	12/1/17	1,000	1,121
Columbus OH City School Dist.	5.000%	12/1/18	1,205	1,432
Columbus OH City School Dist.	4.000%	12/1/19	2,000	2,198
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	7,108
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,545
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/22	6,610	7,502
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/23	3,470	3,907
Cuyahoga OH Community College Dist. Rev.	5.000%	8/1/24	2,500	2,792
Franklin County OH Hosp. Rev. (Nationwide Childrens) VRDO	0.250%	11/5/10	21,140	21,140
Hamilton County OH Sales Tax Rev.	5.000%	12/1/18 (2)	7,950	8,938
Hamilton County OH Sales Tax Rev.	5.000%	12/1/19 (2)	22,380	24,843
Hamilton County OH Sales Tax Rev.	5.000%	12/1/23 (2)	18,715	20,054
Huber Heights OH City School Dist.	4.750%	12/1/24	1,250	1,351
Huber Heights OH City School Dist.	4.750%	12/1/25	75	80
Huber Heights OH City School Dist.	4.875%	12/1/27	1,250	1,337
Huber Heights OH City School Dist.	5.000%	12/1/28	1,000	1,078
Huber Heights OH City School Dist.	5.000%	12/1/29	1,000	1,073
Huber Heights OH City School Dist.	5.000%	12/1/30	1,000	1,065
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/12	6,800	7,152
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,157
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,301
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,198
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,968
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,968
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,431
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,431
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,230
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,230
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	5,500	6,076
Ohio Air Quality Dev. Auth. PCR (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,059
Ohio Building Auth. Rev.	5.000%	10/1/19	5,000	5,874
Ohio Building Auth. Rev.	5.000%	10/1/20	5,000	5,853
Ohio Building Auth. Rev.	5.000%	10/1/21	10,000	11,524
Ohio Building Auth. Rev.	5.000%	10/1/22	5,460	6,231
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/11 (4)(Prere.)	6,605	6,923
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/26	1,975	2,164
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/12 (4)	5,000	5,226
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/13 (4)	3,000	3,135

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/17	5,565	6,606
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,533
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	3,884
Ohio GO	5.000%	8/1/13	5,750	6,420
Ohio GO	5.000%	8/1/13	7,160	7,978
Ohio GO	5.000%	8/1/13	2,525	2,813
Ohio GO	5.250%	8/1/13 (4)	12,435	13,969
Ohio GO	5.500%	8/1/13	2,945	3,328
Ohio GO	5.000%	9/15/13	9,500	10,608
Ohio GO	5.000%	8/1/14	6,500	7,447
Ohio GO	5.000%	8/1/14	8,265	9,459
Ohio GO	5.000%	8/1/14	6,670	7,634
Ohio GO	5.000%	9/15/14	5,000	5,747
Ohio GO	5.000%	9/15/14	2,155	2,477
Ohio GO	5.500%	11/1/14	7,000	8,201
Ohio GO	5.000%	9/15/16	5,415	6,420
Ohio GO	5.000%	9/15/18	12,755	14,509
Ohio GO	5.000%	11/1/18	7,710	8,786
Ohio GO	5.000%	9/15/19	9,025	10,694
Ohio GO	5.000%	9/15/20	7,430	8,808
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/12 (Prere.)	3,710	4,065
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Clinic Health) TOB VRDO	0.280%	11/5/10	2,825	2,825
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/26	4,000	4,349
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32	1,980	2,116
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/19	24,015	28,420
Ohio Higher Educ. GO	5.000%	11/1/23	7,405	8,091
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,975
Ohio Housing Finance Agency Mortgage Rev.	6.125%	9/1/28	5,000	5,555
Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13 (14)	10,135	11,409
Ohio Major New State Infrastructure Project Rev.	5.000%	12/15/13 (14)	2,905	3,270
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/16	5,000	5,858
Ohio Major New State Infrastructure Project Rev.	5.500%	6/15/20	4,000	4,717
Ohio State Conservation Projects GO	5.000%	3/1/17	2,000	2,228
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	9,881
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	12,443
1 Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.280%	11/1/10	9,500	9,500
1 Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.300%	11/1/10	12,390	12,390
Ohio State Univ. General Receipts Rev.	5.250%	12/1/12 (Prere.)	2,000	2,198
Ohio State Univ. General Receipts Rev.	5.000%	12/1/13	3,135	3,538
Ohio State Univ. General Receipts Rev.	5.250%	6/1/14	2,865	3,288
Ohio State Univ. General Receipts Rev.	5.000%	12/1/20	3,750	4,410
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	2,000	2,275
Ohio Water Dev. Auth. PCR	5.250%	6/1/18	5,635	6,840
Ohio Water Dev. Auth. Rev.	5.000%	6/1/19	10,700	12,758
Ohio Water Dev. Auth. Rev.	5.000%	12/1/19	5,000	5,980
Ohio Water Dev. Auth. Rev.	5.000%	6/1/20	6,280	7,489
Ohio Water Dev. Auth. Rev.	5.000%	6/1/21	9,160	10,898
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.250%	12/1/19	5,775	6,992
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.000%	12/1/20	3,585	4,133
Ohio Water Dev. Auth. Rev. (Drinking Water Fund)	5.250%	12/1/20	5,570	6,809
1 Ohio Water Dev. Auth. Rev. Fresh Water TOB VRDO	0.380%	11/5/10	5,980	5,980
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,286
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,433
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,588
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,754
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,376
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,854
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	17,523
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/19 (4)	1,000	1,142
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/22 (4)	7,700	8,574
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/23 (4)	8,010	8,846
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/24 (4)	3,335	3,645
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/25 (4)	2,500	2,714
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/26 (4)	2,000	2,157
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/27 (4)	2,000	2,140
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/28 (4)	2,500	2,665
Univ. of Cincinnati OH COP	5.000%	6/1/17 (14)	3,180	3,491
Univ. of Cincinnati OH General Receipts	5.500%	6/1/13 (14)	2,700	2,800
Univ. of Cincinnati OH General Receipts	5.500%	6/1/14 (14)	1,000	1,037
				1,138,313

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma (0.4%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/11 (2)	7,595	7,833
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist)	5.000%	8/15/24	12,100	12,995
Oklahoma Dev. Finance Auth. Health System Rev. (Integris Baptist) VRDO	0.270%	11/5/10 (12)	33,230	33,230
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.270%	11/5/10 (12)	4,000	4,000
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,400	3,735
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	18,070	19,148
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/26 (2)	12,000	12,663
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/27 (2)	20,110	21,133
Oklahoma State Muni Power Auth. Power Supply System Rev.	5.875%	1/1/28	1,045	1,172
Oklahoma State Water Resource Board Rev.	5.000%	4/1/28	750	839
Oklahoma State Water Resource Board Rev.	5.000%	4/1/29	750	834
Oklahoma State Water Resource Board Rev.	5.000%	4/1/30	750	826
Oklahoma Turnpike Auth. Rev. VRDO	0.260%	11/5/10	21,500	21,500
				139,908
Oregon (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/12	2,955	3,053
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/13	5,580	5,760
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/14	5,825	6,006
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.750%	5/1/15	4,395	4,522
Oregon State Dept. Administrative Services	5.000%	11/1/19	2,000	2,357
Oregon State Dept. Administrative Services	5.000%	11/1/20	9,660	11,169
Oregon State Dept. Administrative Services	5.000%	5/1/23	3,130	3,504
Oregon State Dept. Administrative Services	5.000%	5/1/24	1,750	1,939
Oregon State Dept. Administrative Services	5.000%	4/1/25 (4)	5,675	6,239
Oregon State Dept. Administrative Services	5.000%	5/1/25	2,220	2,443
Oregon State Dept. Administrative Services	5.000%	5/1/26	3,520	3,846
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26	9,475	10,786
Oregon State Dept. Transp. Highway Usertax Rev.	4.500%	11/15/24	11,585	12,447
Portland OR Sewer System Rev.	5.000%	6/1/12 (14)	27,230	29,145
Portland OR Sewer System Rev.	5.000%	8/1/18 (4)	11,470	13,045
				116,261
Pennsylvania (4.0%)
Allegheny County PA GO	5.000%	11/1/29	15,000	16,101
1 Allegheny County PA Hosp. Dev. Auth. (Univ. Pittsburgh Medical Center) TOB VRDO	0.280%	11/5/10	39,200	39,200
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/18	5,000	5,689
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/19	9,000	10,138
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/20	7,500	8,316
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	6/1/26 (4)	1,000	1,081
Berks County PA Muni. Auth. Rev. (Reading Hosp. & Medical Center) VRDO	0.280%	11/5/10	5,400	5,400
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	4.500%	11/15/16	1,410	1,445
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	4.750%	11/15/17	1,010	1,036
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.000%	11/15/18	1,100	1,124
Central Bucks PA School Dist.	5.000%	5/15/22 (14)	5,000	5,901
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/21 (4)	3,940	4,471
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/24 (14)	14,050	14,826
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (14)	9,500	9,992
Cumberland County PA Muni. Auth. Rev.	5.250%	1/1/17	2,375	2,529
Cumberland County PA Muni. Auth. Rev.	5.500%	1/1/18	2,735	2,936
Cumberland County PA Muni. Auth. Rev.	5.750%	1/1/20	3,415	3,653
Cumberland County PA Muni. Auth. Rev.	6.000%	1/1/21	4,190	4,494
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	6.000%	6/1/29	14,800	15,886
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000%	12/1/27	1,000	1,083
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/17	3,790	3,822
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/18	3,985	3,979
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/19	4,175	4,100
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/26	13,070	11,730
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	25,000	26,180
Delaware River Port Auth. Pennsylvania & New Jersey Rev. VRDO	0.270%	11/5/10 LOC	53,700	53,700
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.420%	11/1/10	10,100	10,100
Indiana County PA IDA PCR PUT	3.000%	6/3/13	6,000	6,076
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/22	3,500	3,765
Montgomery County PA Higher Educ. & Health Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/25	5,765	5,965
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (Prere.)	5,000	5,497
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.000%	8/15/20	1,000	1,050
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.125%	8/15/21	1,000	1,049
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/22	1,000	1,051
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/23	1,500	1,569
Northampton County PA Hosp. Auth. Rev. (Saint Lukes Hosp.)	5.250%	8/15/24	3,000	3,101
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (ETM)	2,390	2,781
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	0.350%	11/5/10	7,300	7,300

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Econ. Dev. Financing Auth. PCR (PPL Electric Util. Corp. Project)	4.000%	10/1/23	17,500	17,291
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	9,013
Pennsylvania GO	5.000%	3/1/12	24,335	25,818
Pennsylvania GO	5.500%	5/1/12 (4)(Prere.)	10,000	10,761
Pennsylvania GO	5.250%	7/1/12	25,200	27,204
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	10,240
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	1,069
Pennsylvania GO	4.000%	7/15/13	16,995	18,506
Pennsylvania GO	5.000%	7/1/14 (14)	4,890	5,424
Pennsylvania GO	5.000%	8/1/15	5,000	5,854
Pennsylvania GO	5.000%	2/15/19	10,035	11,964
Pennsylvania GO	5.000%	5/1/19	15,000	17,913
Pennsylvania GO	5.000%	7/1/19	40,000	47,821
Pennsylvania GO	5.000%	7/1/20	18,725	22,395
Pennsylvania GO	5.375%	7/1/21	4,500	5,553
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/29	5,715	6,244
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/30	5,420	5,899
Pennsylvania Higher Educ. Fac. Auth. Rev. (Pittsburgh Medical Center)	5.000%	5/15/31	500	518
Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.)	5.250%	9/1/19 (2)	2,935	3,363
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,537
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System)	5.000%	9/1/19	16,725	20,032
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	12,180	14,072
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23	20,000	22,427
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,329
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/23 (4)	6,180	6,605
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,831
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/24 (4)	6,820	7,249
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/25 (4)	11,585	12,263
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,598
Pennsylvania State Univ. Rev. VRDO	0.240%	11/5/10	42,750	42,750
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (ETM)	4,095	4,112
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (ETM)	2,875	2,887
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/17 (2)	5,155	5,830
1 Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	0.280%	11/5/10 (14)	11,000	11,000
Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	0.280%	11/5/10 (4)	28,495	28,495
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/21 (12)	4,520	5,139
Pennsylvania Turnpike Comm. Rev.	5.000%	12/1/21	16,660	18,987
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/23 (12)	8,585	9,501
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/24 (12)	3,535	3,884
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	2,500	2,691
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/27	12,345	13,321
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29	50,000	52,636
Pennsylvania Turnpike Comm. Rev. VRDO	0.270%	11/5/10 (4)	19,065	19,065
Pennsylvania Turnpike Comm. Rev. VRDO	0.270%	11/5/10 LOC	15,950	15,950
Philadelphia PA Airport Parking Auth.	5.000%	9/1/16	3,000	3,412
Philadelphia PA Auth. IDR (Girard Estate Aramark Project) VRDO	0.270%	11/5/10 LOC	14,750	14,750
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	5,000	5,019
Philadelphia PA Gas Works Rev.	5.000%	8/1/14	3,000	3,287
Philadelphia PA Gas Works Rev.	5.000%	8/1/15	3,000	3,306
Philadelphia PA GO	5.125%	5/15/11 (14)	12,290	12,390
Philadelphia PA GO	5.125%	5/15/12 (14)	4,975	5,015
Philadelphia PA GO	5.125%	5/15/13 (14)	5,000	5,038
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	26,187
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	15,225
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children’s Hosp. of Philadelphia) VRDO	3.630%	11/1/10	3,200	3,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.250%	5/15/30	24,000	25,614
Philadelphia PA IDA Rev.	5.000%	10/1/14 (14)	6,390	6,968
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/11 (14)	4,695	4,706
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/13 (4)	11,105	12,087
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	5,965	6,528
Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29	3,500	3,868
Philadelphia PA School Dist. GO	5.500%	8/1/12 (14)	10,815	11,670
Philadelphia PA School Dist. GO	5.000%	8/1/19 (2)	7,500	8,073
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	18,745	19,985
Philadelphia PA School Dist. GO	5.000%	8/1/21 (2)	9,900	10,463
Philadelphia PA Water & Waste Water Rev.	5.000%	8/1/22 (4)	3,000	3,355
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.850%	12/1/11 (Prere.)	4,860	5,201
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health)	6.000%	6/1/25	30,000	33,872
Southeastern Pennsylvania Transp. Auth. Rev.	5.000%	3/1/27	6,100	6,626
Southeastern Pennsylvania Transp. Auth. Rev.	5.000%	3/1/28	5,000	5,402
Southeastern Pennsylvania Transp. Auth. Rev. VRDO	0.270%	11/1/10 LOC	18,100	18,100

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.000%	9/15/19	2,575	3,055
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.500%	9/15/23	9,000	10,613
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/28	2,375	2,688
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/29	11,100	12,508
Westmoreland County PA IDA Rev. (Excela Project)	5.000%	7/1/19	1,235	1,327
Westmoreland County PA IDA Rev. (Excela Project)	5.250%	7/1/20	1,330	1,449
Westmoreland County PA IDA Rev. (Excela Project)	5.000%	7/1/25	4,500	4,600
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/20	1,005	1,146
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/21	1,015	1,138
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/22	1,160	1,289
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/23	1,350	1,487
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/24	1,420	1,553
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/25	1,465	1,592
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/30	6,185	6,519
				1,249,468
Puerto Rico (1.5%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/14	4,420	4,908
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/16	5,000	5,747
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/19 (14)	35,430	37,915
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20 (14)	18,245	19,318
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/20	5,000	5,546
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (14)	24,290	25,510
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (14)	5,000	5,624
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	17,050	19,021
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	8,747
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,432
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,503
Puerto Rico GO	5.250%	7/1/20	14,955	15,420
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/11 (14)	2,835	2,935
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/13 (14)	7,220	7,984
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/15 (14)	5,590	6,384
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/16 (3)	8,885	9,330
Puerto Rico Muni. Finance Agency	5.750%	8/1/12 (4)	2,470	2,491
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/11 (3)	48,810	47,707
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/12 (3)	34,465	32,453
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	13,600	15,657
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/17 (2)	6,390	7,040
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	5,930	6,506
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	9,700	9,841
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	43,740	45,527
Puerto Rico Sales Tax Financing Corp. Rev.	5.500%	8/1/28	30,000	32,284
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29	30,000	31,486
Puerto Rico Sales Tax Financing Corp. Rev. PUT	5.000%	8/1/11 (Prere.)	50,000	51,780
				468,096
Rhode Island (0.3%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/11 (4)	5,000	5,151
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/12 (4)	5,000	5,356
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/20 (12)	20,000	23,390
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.250%	6/15/21 (12)	25,000	28,781
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/25 (4)	2,880	2,969
Rhode Island Health & Educ. Building Corp. Rev.	4.625%	5/15/26 (4)	3,210	3,314
Rhode Island Health & Educ. Building Corp. Rev.	4.750%	5/15/29 (4)	3,500	3,582
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/26 (4)	4,900	5,146
Rhode Island State & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,564
				81,253
South Carolina (1.2%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/26	12,610	13,684
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/27	33,070	35,716
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	2,730	2,943
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/19	3,105	3,513
Charleston SC Waterworks & Sewer Rev. Capital Improvement VRDO	0.280%	11/5/10	7,085	7,085
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/16	5,000	5,600
Greenville County SC Hosp. Fac. Rev.	4.125%	5/1/17	5,315	5,686
Greenville County SC Hosp. Fac. Rev.	5.000%	5/1/18	2,655	2,979
Greenville County SC School Dist. Installment Rev. GO	5.500%	12/1/19	32,480	38,845
Greenville County SC School Dist. Installment Rev. GO	5.000%	12/1/26	29,505	31,389

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/12 (Prere.)	13,000	14,330
North Charleston SC Tax Rev.	5.000%	12/1/12 (12)	2,945	3,185
North Charleston SC Tax Rev.	5.000%	12/1/13 (12)	4,525	5,035
North Charleston SC Tax Rev.	5.000%	12/1/14 (12)	4,725	5,365
North Charleston SC Tax Rev.	5.000%	12/1/15 (12)	4,715	5,409
Oconee County SC PCR (Duke Power Corp.)	3.600%	2/1/17	10,000	10,541
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/19	18,995	21,494
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/20	24,515	27,644
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/22 (14)	9,950	5,857
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/23 (14)	8,780	4,882
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (14)	2,400	1,259
Piedmont SC Muni. Power Agency Rev.	5.000%	1/1/24	13,620	14,523
Richland County SC School Dist.	5.000%	2/1/18	9,010	10,705
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,776
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	5,000	5,379
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,413
South Carolina Jobs Econ. Dev. Auth. Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,342
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/10 (ETM)	3,730	3,758
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	7,000	7,201
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	5.000%	2/1/18	2,000	2,199
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	1,775	1,955
South Carolina Public Service Auth. Rev.	5.375%	1/1/12 (Prere.)	7,300	7,724
South Carolina Public Service Auth. Rev.	5.500%	1/1/13 (4)	5,000	5,429
South Carolina Public Service Auth. Rev.	5.000%	1/1/28	6,735	7,332
South Carolina Public Service Auth. Rev.	5.000%	1/1/29	2,900	3,142
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,200	5,816
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/25 (2)	4,035	4,280
Spartanburg County SC Regional Health Services Dist. Rev. VRDO	0.290%	11/5/10 (12)	26,330	26,330
				386,745
South Dakota (0.0%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sanford Health)	5.250%	11/1/29	2,000	2,079

Tennessee (1.9%)
Greenville TN Health & Educ. Fac. Board Rev. (Laughlin Memorial Hosp. Project) VRDO	0.650%	11/5/10 LOC	41,000	41,000
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.250%	4/1/23	8,280	8,658
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.375%	4/1/28	8,000	8,204
Memphis TN Electric System Rev.	5.000%	12/1/10 (14)	33,000	33,135
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)(Prere.)	20,000	22,527
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,550
Memphis TN GO	5.000%	11/1/20 (14)	16,000	18,199
Memphis TN GO	5.000%	7/1/21	15,000	17,626
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,350
Memphis TN GO	5.000%	7/1/22	15,000	17,468
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,281
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	1/1/20	5,000	5,777
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	7/1/20	16,000	19,181
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	7/1/21	25,000	29,515
Montgomery County TN GO	5.000%	4/1/20	5,060	5,989
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	0.300%	11/1/10 LOC	5,100	5,100
Murfreesboro TN GO	5.000%	6/1/19	645	760
Murfreesboro TN GO	5.000%	6/1/20	1,000	1,161
Shelby County TN GO	0.000%	12/1/11	10,000	9,936
Shelby County TN GO	5.000%	4/1/19	500	598
Shelby County TN GO	5.000%	4/1/20	5,000	5,889
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	6/1/14	13,995	15,357
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/18	7,180	8,123
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.000%	9/1/19	2,000	2,255
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur)	5.000%	6/1/13	4,865	5,218
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.260%	11/5/10 (12)	30,300	30,300
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/21	5,000	5,474
Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children’s Research Hosp.)	5.000%	7/1/22	5,000	5,440
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	19,800	20,996
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/17	39,290	42,007
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/18	62,570	66,414
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	8,500	8,947
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/19	7,130	7,525
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	25,000	26,109
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	12,000	12,699
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/21	25,000	26,018
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/22	10,000	10,339
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/25	5,000	5,128

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/27	10,175	10,287
Tennessee GO	5.000%	5/1/18	3,575	4,218
				578,758
Texas (8.3%)
Austin TX Combined Util. System Rev.	0.000%	11/15/10 (2)	5,000	4,998
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (2)	16,050	15,901
Austin TX Combined Util. System Rev.	0.000%	11/15/11 (14)	18,100	17,945
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (14)	24,215	19,151
Austin TX Independent School Dist. GO	5.000%	8/1/13	10,000	11,180
Austin TX Water & Wastewater System Rev.	5.000%	11/15/20	2,380	2,785
Austin TX Water & Wastewater System Rev.	5.000%	11/15/21	2,500	2,884
Beaumont TX Independent School Dist. School Building	5.250%	2/15/29 (12)	4,550	4,908
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/18	11,960	13,159
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/18	11,770	12,950
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/19	12,595	13,656
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/19	12,925	14,014
Camino Real Mobility Auth. Texas Rev.	5.250%	2/15/20	13,265	14,218
Camino Real Mobility Auth. Texas Rev.	5.250%	8/15/20	13,580	14,555
Camino Real Mobility Auth. Texas Rev.	5.000%	2/15/21	5,970	5,983
Camino Real Mobility Auth. Texas Rev.	5.000%	8/15/21	6,320	6,334
Camino Real Mobility Auth. Texas Rev.	5.000%	2/15/22	6,170	6,181
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/20	1,150	1,262
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/25	4,650	2,015
Central Texas Regional Mobility Auth. Rev.	5.750%	1/1/25	2,000	2,114
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/26	6,490	2,612
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/27	7,750	2,901
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/28	5,500	1,915
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/29	5,220	1,679
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/30	4,355	1,270
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/31	4,880	1,325
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/33	4,000	944
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/34	4,000	849
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/35	4,950	979
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/37	5,525	946
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/38	3,500	557
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/39	4,500	671
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/40	5,700	792
Clear Creek TX Independent School Dist. GO	5.000%	2/15/23 (4)	10,270	11,333
Clear Creek TX Independent School Dist. GO	5.000%	2/15/25 (4)	11,635	12,719
Dallas County TX Community College Dist.	5.000%	2/15/27	2,690	2,999
Dallas County TX Community College Dist.	5.000%	2/15/29	1,500	1,655
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	11,590
Dallas County TX Util. & Reclamation Dist. GO	5.250%	2/15/25 (2)	11,245	11,590
Dallas TX Area Rapid Transit Rev.	5.000%	12/1/19	4,000	4,777
Dallas TX Area Rapid Transit Rev.	5.000%	12/1/20	4,900	5,854
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/26	11,385	12,025
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/27	14,130	14,813
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/23 (12)	9,880	10,686
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/24 (12)	9,345	10,039
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/25 (12)	5,050	5,394
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/26 (12)	1,650	1,749
Dallas TX GO	5.000%	2/15/19	11,675	12,878
Dallas TX GO	5.000%	2/15/20	13,225	15,805
Dallas TX GO	5.000%	2/15/22	6,540	7,282
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/20	2,740	3,035
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/21	2,000	2,193
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/22	2,500	2,726
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/23	1,500	1,627
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	7,375	7,458
Gulf Coast TX Waste Disposal Auth. Environmental Fac. Rev.
(BP Products North America Project) PUT	2.300%	9/3/13	2,000	2,023
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/15	10,000	11,396
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/16	12,000	13,787
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Methodist Hosp.)	5.250%	12/1/17	17,000	19,578
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.000%	2/15/19	4,000	4,465
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.000%	2/15/20	10,225	11,189
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (St. Luke’s Episcopal Health Sytem)	5.625%	2/15/25	39,530	43,584
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Medical Center) VRDO	0.270%	11/1/10 LOC	9,235	9,235
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (YMCA Greater Houston) VRDO	0.280%	11/1/10 LOC	6,600	6,600
Harris County TX Flood Control Dist. GO	5.250%	10/1/19	7,640	9,290
Harris County TX Flood Control Dist. Rev.	5.000%	10/1/29	2,950	3,274

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Flood Control Dist. Rev.	5.000%	10/1/30	3,000	3,303
Harris County TX GO	5.000%	10/1/20	2,250	2,690
Harris County TX GO	5.250%	10/1/20	3,370	4,123
Harris County TX GO	5.000%	10/1/21	8,000	9,420
Harris County TX GO	5.000%	8/15/27	4,000	4,350
Harris County TX GO	5.000%	8/15/28	5,000	5,402
Harris County TX GO	5.000%	8/15/29	2,000	2,147
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.000%	12/1/27	5,000	5,737
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.200%	12/1/29	4,000	4,349
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke’s Episcopal Hosp.) VRDO	0.270%	11/1/10	25,000	25,000
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/26	3,000	3,316
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/27	6,475	7,104
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/28	5,665	6,175
Harris County TX Metro. Transit Auth. Rev.	5.000%	11/1/29	6,270	6,790
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/10	2,790	2,791
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/11	2,975	3,087
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/12	3,100	3,317
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/13	3,290	3,610
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/14	3,475	3,880
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/15	3,630	4,085
Harris County TX Metro. Transp. Auth. Lease Rev.	5.000%	11/1/16	3,820	4,327
Harris County TX Metro. Transp. Auth. Lease Rev.	5.250%	11/1/17	4,070	4,667
Harris County TX Metro. Transp. Auth. Lease Rev.	5.375%	11/1/18	4,265	4,918
Harris County TX Metro. Transp. Auth. Lease Rev.	5.625%	11/1/19	4,535	5,214
Harris County TX Metro. Transp. Auth. Lease Rev.	5.875%	11/1/20	3,640	4,223
Harris County TX Metro. Transp. Auth. Lease Rev.	6.000%	11/1/21	4,295	4,952
Harris County TX Rev.	5.000%	8/15/14	1,000	1,142
Harris County TX Rev.	5.000%	8/15/15	1,435	1,669
Harris County TX Sports Auth. Rev.	0.000%	11/15/23 (14)	7,000	2,689
Harris County TX Toll Road Rev.	5.375%	8/15/12 (4)	10,000	10,867
Harris County TX Toll Road Rev.	5.000%	8/15/18	1,500	1,769
Harris County TX Toll Road Rev.	5.000%	8/15/19	2,550	2,998
Harris County TX Toll Road Rev.	5.000%	8/15/20	2,000	2,317
Houston TX Airport System Rev.	5.000%	7/1/18	1,750	2,026
Houston TX Airport System Rev.	5.000%	7/1/19	1,750	1,993
Houston TX Airport System Rev.	5.000%	7/1/20	2,130	2,392
Houston TX Community College System Rev.	5.000%	4/15/21 (10)	9,200	9,967
Houston TX GO	5.500%	3/1/11 (4)	1,050	1,054
Houston TX GO	5.750%	3/1/12 (4)	1,105	1,110
Houston TX GO	5.750%	3/1/13 (4)	375	377
Houston TX GO	5.000%	3/1/20	11,790	13,569
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	4,460	4,554
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/12 (2)	9,995	10,205
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/13 (2)	10,545	10,732
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/13 (2)	13,840	14,204
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/14 (2)	6,190	6,289
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/15 (2)	10,750	10,911
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/16 (2)	5,540	5,651
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/17 (2)	13,760	10,057
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.750%	9/1/17 (2)	5,855	5,957
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/18 (2)	16,285	11,151
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.000%	9/1/21 (2)	22,720	12,824
Houston TX Util. System Rev.	5.250%	5/15/13 (14)	3,500	3,892
Houston TX Util. System Rev.	5.250%	5/15/14 (14)	2,500	2,860
Houston TX Util. System Rev.	5.250%	11/15/17 (4)	13,500	16,251
Houston TX Util. System Rev.	5.000%	11/15/18	12,000	14,268
Houston TX Util. System Rev.	5.125%	5/15/28 (14)	19,500	20,269
Houston TX Water & Sewer System Rev.	0.000%	12/1/10 (2)	5,000	4,997
Houston TX Water & Sewer System Rev.	5.750%	12/1/12 (Prere.)	8,000	8,853
Houston TX Water & Sewer System Rev.	5.500%	12/1/14 (4)	22,500	23,680
Houston TX Water & Sewer System Rev.	5.500%	12/1/15 (4)	7,250	7,622
Houston TX Water & Sewer System Rev.	0.000%	12/1/25 (ETM)	8,525	4,954
Humble TX Independent School Dist. GO	5.000%	2/15/22	3,135	3,564
Katy TX Independent School Dist. GO	5.000%	2/15/19	2,215	2,637
Katy TX Independent School Dist. GO	5.000%	2/15/20	1,110	1,302
Katy TX Independent School Dist. GO	5.000%	2/15/21	2,000	2,310
Katy TX Independent School Dist. GO	5.000%	2/15/22	1,000	1,145
Lewisville TX Independent School Dist.	5.000%	8/15/20	1,730	2,020
Lone Star College TX System Rev.	5.000%	8/15/20	1,150	1,351
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	250	257
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	190	195
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	285	293

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	125	128
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	175	180
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	180	185
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/11 (14)(Prere.)	80	82
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/11 (4)	3,050	3,063
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/12 (4)(ETM)	2,520	2,656
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/12 (14)	3,725	3,818
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/13 (14)	2,810	2,874
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/14 (14)	4,190	4,284
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/14 (4)	1,075	1,079
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/15 (4)	3,005	3,017
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/16 (14)	1,875	1,915
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/17 (14)	2,825	2,884
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/20 (14)	1,920	1,957
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/22	4,000	4,500
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29	2,500	2,709
Lower Colorado River Auth. Texas Rev.	5.250%	5/15/29	9,070	9,768
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/30	10,000	10,640
Lubbock TX Electric Light & Power System Rev.	5.000%	4/15/18	2,000	2,295
Lubbock TX Electric Light & Power System Rev.	5.000%	4/15/19	2,815	3,229
Lubbock TX GO	5.000%	2/15/22 (4)	3,600	4,034
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	5.125%	6/1/11	26,500	27,018
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/23	7,410	8,256
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/24	5,895	6,528
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25	5,250	5,779
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/26	6,225	6,811
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/27	8,920	9,700
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/28	8,040	8,697
North Texas Tollway Auth. Rev.	5.500%	1/1/17	4,750	5,455
North Texas Tollway Auth. Rev.	5.500%	1/1/18	4,000	4,618
North Texas Tollway Auth. Rev.	6.000%	1/1/19	15,000	17,546
North Texas Tollway Auth. Rev.	6.000%	1/1/20	22,100	25,546
North Texas Tollway Auth. Rev.	6.000%	1/1/21	41,330	47,240
North Texas Tollway Auth. Rev.	6.000%	1/1/22	26,045	29,471
North Texas Tollway Auth. Rev.	6.250%	2/1/23	46,220	49,075
North Texas Tollway Auth. Rev.	6.000%	1/1/24	19,700	22,056
North Texas Tollway Auth. Rev.	6.000%	1/1/25	11,035	12,333
North Texas Tollway Auth. Rev.	6.000%	1/1/25	5,075	5,672
North Texas Tollway Auth. Rev.	6.000%	1/1/26	4,395	4,892
North Texas Tollway Auth. Rev.	6.000%	1/1/27	3,950	4,376
North Texas Tollway Auth. Rev.	6.000%	1/1/28	3,220	3,598
North Texas Tollway Auth. Rev. PUT	5.250%	1/1/12	25,000	26,163
North Texas Tollway Auth. Rev. PUT	5.750%	1/1/16	75,000	86,479
North Texas Univ. Rev.	5.000%	4/15/17	1,000	1,181
North Texas Univ. Rev.	5.000%	4/15/18	1,690	2,002
North Texas Univ. Rev.	5.000%	4/15/19	1,755	2,077
North Texas Univ. Rev.	5.000%	4/15/20	1,500	1,748
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/17	16,000	17,306
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.250%	8/1/18	18,985	20,415
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/19	22,010	23,949
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/20	9,455	10,264
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/21	3,000	3,255
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18 (14)	16,000	17,186
San Antonio TX Educ. Fac. Corp. Higher Educ. Rev. (Trinity Univ.) VRDO	2.992%	11/1/10	7,700	7,700
San Antonio TX Electric & Gas Rev.	5.000%	2/1/12 (4)	5,000	5,285
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	8,140	8,642
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,617
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	6,490	6,890
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	5,445	5,781
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	760	807
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13 (ETM)	260	287
San Antonio TX Electric & Gas Rev.	5.250%	2/1/13	4,740	5,228
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13	10,000	11,058
San Antonio TX Electric & Gas Rev.	5.375%	2/1/13 (4)	14,865	16,437
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	9,750	10,867
San Antonio TX Electric & Gas Rev.	5.000%	2/1/22	25,450	28,323
San Antonio TX Electric & Gas Rev.	5.000%	2/1/23	22,000	24,612
San Antonio TX Electric & Gas Rev.	5.000%	2/1/24	15,000	16,257
San Antonio TX Electric & Gas Rev. VRDO	0.290%	11/5/10	28,000	28,000
San Antonio TX GO	5.500%	2/1/11 (ETM)	300	304
San Antonio TX GO	5.500%	2/1/11	11,925	12,084
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,852

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,268
San Antonio TX GO	5.000%	2/1/20	6,000	7,168
San Antonio TX GO	5.000%	2/1/21	5,000	5,880
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/19	3,100	3,682
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/20	2,250	2,634
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/21	2,760	3,183
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/22	9,100	10,402
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/29	2,025	2,188
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Scott and White Memorial Hosp. and S	5.000%	8/15/30	40,335	40,768
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/17	8,570	9,197
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/18	9,000	9,516
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Christus Health)	5.000%	7/1/19	9,455	9,922
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,867
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,688
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/24	14,925	16,492
Texas A & M Univ. Rev. Financing System	5.000%	5/15/13	5,535	6,136
Texas GO	5.000%	10/1/19	1,000	1,199
Texas GO Public Finance Auth.	5.375%	10/1/12 (Prere.)	21,310	23,303
Texas GO Public Finance Auth.	5.500%	10/1/12	12,955	13,540
1 Texas GO TOB VRDO	0.280%	11/1/10	5,000	5,000
1 Texas GO TOB VRDO	0.280%	11/5/10	9,300	9,300
Texas GO TRAN	2.000%	8/31/11	140,000	141,933
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.625%	12/15/17	50,000	54,502
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/21	10,370	10,795
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/22	3,260	3,372
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26	29,390	32,970
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)(ETM)	375	369
Texas Muni. Power Agency Rev.	0.000%	9/1/12 (2)	4,800	4,676
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)	11,375	10,866
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (ETM)	125	122
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)(ETM)	125	119
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)	5,540	5,151
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (ETM)	110	102
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	10,140	9,097
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)(ETM)	110	99
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)	22,795	19,453
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (ETM)	415	359
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)	31,295	25,380
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	12/31/31	32,000	36,632
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	6/30/32	47,500	54,125
Texas State College Student Loan GO	5.000%	8/1/29	3,510	3,884
Texas State Transp. Comm. First Tier	5.000%	4/1/19	10,000	11,454
Texas State Transp. Comm. First Tier	5.000%	4/1/20	8,850	9,987
Texas State Transp. Comm. First Tier	5.000%	4/1/21	10,555	11,752
Texas State Transp. Comm. First Tier	5.000%	4/1/21	23,405	26,416
Texas State Transp. Comm. First Tier	5.000%	4/1/22	5,000	5,591
Texas State Transp. Comm. First Tier	4.750%	4/1/24	9,500	10,244
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,102
Texas State Univ. System Rev.	5.000%	3/15/29	4,000	4,291
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/23 (2)	10,040	11,038
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/24 (2)	11,940	13,019
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/20 (2)	10,000	6,200
Texas Water Dev. Board Rev.	5.000%	7/15/20	3,800	4,485
Texas Water Dev. Board Rev.	5.000%	7/15/21	4,535	5,279
Texas Water Finance Assistance GO	5.000%	4/1/20	20,000	22,882
Texas Water Finance Assistance GO	5.000%	8/1/20	2,000	2,358
Texas Water Finance Assistance GO	5.000%	8/1/24	1,500	1,686
Texas Water Finance Assistance GO	5.000%	8/1/25	2,350	2,630
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/14	7,000	7,049
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/19	3,600	3,622
Univ. of Houston TX Rev.	4.000%	2/15/16	1,425	1,592
Univ. of Houston TX Rev.	4.750%	2/15/28 (4)	8,615	9,104
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/11 (Prere.)	8,290	8,617
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/20	14,740	17,727
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/20	9,785	11,191
Univ. of Texas Rev. Finance Systems	5.250%	8/15/19	2,870	3,495
Univ. of Texas Rev. Finance Systems	5.000%	8/15/20	6,180	7,293
Univ. of Texas Rev. Finance Systems	5.000%	8/15/21	12,060	14,049
Univ. of Texas Rev. Finance Systems	5.000%	8/15/21	4,490	5,332
				2,569,296

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah (0.1%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/18	6,845	7,541
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.270%	11/1/10	3,500	3,500
Riverton UT Hosp. Rev. (IHC Health Services Inc.)	5.000%	8/15/19	2,000	2,282
Utah Transit Auth. Sales Tax Rev.	5.250%	6/15/22 (4)	5,015	6,048
				19,371
Vermont (0.0%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/22 (4)	8,000	8,484

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/18	4,500	4,994
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/19	3,000	3,300
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	5,865	5,936
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/24	1,000	1,040
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	6,500	6,601
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	5,000	5,047
				26,918
Virginia (1.2%)
Fairfax County VA Econ. Dev. Auth. Rev. Public Fac. Projects	5.000%	4/1/18	1,280	1,531
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.000%	5/15/25	2,000	2,186
Hampton VA GO	4.000%	1/15/19	3,000	3,388
Hampton VA GO	5.000%	1/15/20	3,000	3,560
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/1/10	32,000	34,977
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/1/10	10,000	10,930
Norfolk VA GO VRDO	0.260%	11/5/10	9,960	9,960
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	4,047
Roanoke VA Econ. Dev. Auth. Hosp. Rev. (Carilion Health System)	5.000%	7/1/25	10,375	10,753
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/26	2,425	2,499
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/31	19,405	19,811
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	42,520	50,665
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/13 (Prere.)	8,420	9,523
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/17 (Prere.)	5,125	6,206
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	12/1/22	10,000	10,635
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/24	5,335	5,848
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/25	5,665	6,180
Virginia Beach VA Dev. Auth. Public Fac.	5.000%	7/15/26	5,955	6,459
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	9/1/18	2,545	3,045
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/18	10,595	12,372
Virginia College Building Auth. Educ. Fac. Rev. (21st Century College)	5.000%	2/1/22	1,000	1,197
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.750%	9/1/11	4,085	4,103
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/18	8,010	9,236
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/19	8,430	9,586
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/20	8,855	9,973
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/21	9,320	10,396
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ. Financing Program	5.000%	9/1/22	9,105	10,097
Virginia Public Building Auth. Rev.	5.000%	8/1/22	10,000	11,103
Virginia Public School Auth. Rev.	5.000%	4/15/13	7,160	7,922
Virginia Public School Auth. Rev.	5.000%	8/1/13	5,060	5,656
Virginia Public School Auth. Rev.	5.000%	8/1/13 (Prere.)	8,865	9,903
Virginia Public School Auth. Rev.	5.000%	8/1/19	2,000	2,397
Virginia Public School Auth. Rev.	5.000%	8/1/19	25,775	30,898
Virginia Public School Auth. Rev.	5.000%	8/1/20	5,710	6,643
Virginia Public School Auth. Rev.	5.000%	8/1/20	2,500	2,956
York County VA Econ. Dev. Auth. PCR (VA Electric & Power Co.) PUT	4.050%	5/1/14	13,250	14,084
				360,725
Washington (1.0%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	5,763
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,425
Energy Northwest Washington Electric Refunding Rev. (Project No. 3)	5.000%	7/1/18	14,000	16,709
Port of Seattle WA Rev.	5.000%	3/1/21 (14)	5,000	5,315
Port of Seattle WA Rev.	5.000%	6/1/22	2,000	2,252
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/11	4,510	4,635
Spokane WA Regional Solid Waste Management System Rev.	5.000%	12/1/18	1,225	1,441
Spokane WA Regional Solid Waste Management System Rev.	5.000%	12/1/19	1,380	1,605
Washington GO	6.250%	2/1/11	1,510	1,533
Washington GO	6.000%	6/1/12	1,000	1,086
Washington GO	5.700%	10/1/15 (4)	9,350	10,300
Washington GO	5.000%	7/1/19	6,940	8,279
Washington GO	5.000%	1/1/20	7,135	8,479
Washington GO	5.000%	2/1/20	10,860	12,915
Washington GO	0.000%	6/1/20 (14)	5,500	4,017

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/20	10,000	11,405
Washington GO	5.000%	8/1/20	4,845	5,699
Washington GO	5.000%	1/1/21	5,580	6,508
Washington GO	5.000%	8/1/21	15,495	18,163
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/20	10,625	12,678
Washington GO (Motor Vehicle Fuel Tax)	5.000%	8/1/20	3,185	3,746
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/22	24,685	28,656
Washington Health Care Fac. Auth. (Multicare Health System)	5.000%	8/15/18	2,000	2,170
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/19	3,800	4,172
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/20	4,250	4,591
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/21	6,525	6,994
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/22	5,500	5,845
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/23 (4)	3,425	3,756
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/24 (4)	3,550	3,864
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25 (4)	3,675	3,975
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/25 (4)	3,625	3,921
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26 (4)	3,550	3,817
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/26 (4)	3,800	4,086
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/27 (4)	3,925	4,196
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.300%	11/1/10 (4)	20,850	20,850
Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.260%	11/5/10 LOC	18,775	18,775
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/18	23,000	25,921
Washington Health Care Fac. Auth. (PeaceHealth)	5.000%	11/1/24	19,830	21,489
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/21	2,580	2,823
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/22	3,005	3,258
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/23	4,470	4,761
Washington Higher Educ. Fac. Auth. (Gonzaga Univ.)	5.000%	4/1/24	2,000	2,118
				325,991
West Virginia (0.2%)
West Virginia Econ. Dev. Auth.	5.000%	6/15/19	1,395	1,627
West Virginia Econ. Dev. Auth.	5.000%	6/15/21	3,500	4,001
West Virginia Econ. Dev. Auth.	5.000%	6/15/22	2,055	2,324
West Virginia Econ. Dev. Auth.	5.000%	6/15/23	1,745	1,955
West Virginia Econ. Dev. Auth.	5.000%	6/15/25	2,445	2,700
West Virginia Econ. Dev. Auth.	5.000%	6/15/27	5,085	5,539
West Virginia Econ. Dev. Auth. PCR (Appalachian Power Company) PUT	4.850%	9/4/13	3,000	3,202
West Virginia Econ. Dev. Auth. PCR PUT	4.850%	9/4/13	10,000	10,673
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/17	6,335	6,936
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/18	4,985	5,433
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/19	2,990	3,249
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.000%	9/1/20	3,430	3,691
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.125%	9/1/21	3,265	3,511
West Virginia Hosp. Finance Auth. Rev. (United Health Systems)	5.000%	6/1/18	1,920	2,072
West Virginia Hosp. Finance Auth. Rev. (United Health Systems)	5.000%	6/1/24	12,620	12,911
West Virginia School Building Auth. Excess Lottery Rev.	5.250%	7/1/20	2,500	2,881
West Virginia School Building Auth. Excess Lottery Rev.	5.250%	7/1/22	5,810	6,555
				79,260
Wisconsin (1.0%)
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/18	1,640	1,952
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/19	3,705	4,398
Milwaukee WI Metro. Sewer Dist. GO	5.250%	10/1/21	10,060	12,325
Milwaukee WI Metro. Sewer Dist. GO	5.250%	10/1/22	2,690	3,303
Wisconsin GO	5.000%	5/1/11	15,180	15,538
Wisconsin GO	5.250%	5/1/11 (14)(Prere.)	5,000	5,124
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	18,497
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	20,876
Wisconsin GO	5.250%	5/1/12	15,975	17,109
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,214
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,831
Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,410
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,729
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,895
Wisconsin GO	5.000%	5/1/19	7,135	8,367
Wisconsin GO	5.000%	5/1/20	2,750	3,280
Wisconsin GO	5.000%	5/1/21	7,540	8,612
Wisconsin GO	5.000%	5/1/21	4,820	5,664
Wisconsin GO	5.000%	5/1/22	6,500	7,370
Wisconsin GO	5.000%	5/1/22	3,500	4,076
Wisconsin GO	6.000%	5/1/27	10,000	11,777
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.250%	8/15/17 (14)	26,690	26,722
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.600%	2/15/29	15,980	15,986

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,217
Wisconsin Health & Educ. Fac. Auth. Rev. (Children’s Hosp. of Wisconsin)	5.375%	8/15/24	5,900	6,529
Wisconsin Health & Educ. Fac. Auth. Rev. (Froedtert & Community Health) VRDO	0.280%	11/5/10 LOC	17,000	17,000
Wisconsin Health & Educ. Fac. Auth. Rev. (National Regency of New Berlin Inc.) VRDO	0.310%	11/1/10 LOC	8,500	8,500
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/19	4,110	4,603
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/20	3,240	3,610
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/21	5,230	5,743
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/22	3,295	3,593
Wisconsin Transp. Rev.	5.000%	7/1/19 (14)	10,000	11,835
				307,685
Total Tax-Exempt Municipal Bonds (Cost $28,841,272)				30,189,581

			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
4 Vanguard Municipal Cash Management Fund (Cost $448,327)	0.265%		448,326,976	448,327
Total Investments (99.4%) (Cost $29,289,599)				30,637,908
Other Assets and Liabilities (0.6%)
Other Assets				532,102
Liabilities				(347,255)
				184,847
Net Assets (100%)				30,822,755

At October 31, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				29,520,149
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(47,911)
Unrealized Appreciation (Depreciation)
Investment Securities				1,348,309
Futures Contracts				2,208
Net Assets				30,822,755

Investor Shares—Net Assets
Applicable to 588,673,761 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				8,121,826
Net Asset Value Per Share—Investor Shares				$13.80

Admiral Shares—Net Assets
Applicable to 1,645,371,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				22,700,929
Net Asset Value Per Share—Admiral Shares				$13.80

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $478,220,000, representing 1.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2010.
3 Securities with a value of $11,335,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (0.2%)
East AL Health Care Auth. Rev. (Health Care Fac.) PUT	5.000%	9/1/13	5,000	5,234
Houston County AL Health Care Auth. Rev.	5.250%	10/1/30 (2)	9,000	8,399
				13,633
Alaska (0.1%)
Anchorage AK Electric Rev.	8.000%	12/1/10 (14)	2,960	2,979
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	0.290%	11/1/10	9,100	9,100
				12,079
Arizona (2.5%)
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/39	5,000	5,242
Arizona COP	5.000%	9/1/23 (4)	12,140	12,907
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	12,500	13,110
Arizona State Univ. COP	5.375%	7/1/12 (Prere.)	2,285	2,472
Arizona State Univ. COP	5.375%	7/1/12 (Prere.)	4,340	4,696
Arizona State Univ. COP	5.375%	7/1/12 (Prere.)	4,905	5,307
Arizona State Univ. COP	5.375%	7/1/12 (Prere.)	5,345	5,783
Arizona State Univ. COP	5.375%	7/1/12 (Prere.)	4,460	4,826
Arizona State Univ. COP	5.375%	7/1/12 (Prere.)	5,520	5,972
Arizona State Univ. COP	5.375%	7/1/13 (14)	2,905	3,112
Arizona Transp. Board Excise Tax Rev.	5.000%	7/1/17	3,500	4,138
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/18	18,115	21,467
Arizona Transp. Board Excise Tax Rev. (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,885
Arizona Transp. Board Highway Rev.	5.000%	7/1/24	5,000	5,522
Arizona Transp. Board Highway Rev.	5.000%	7/1/30	5,000	5,417
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/30	5,000	5,536
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	2,920	2,992
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,596
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/16 (ETM)	8,650	10,518
Phoenix AZ Civic Improvement Corp. Airport (Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,249
Phoenix AZ Civic Improvement Corp. Airport (Light Rail Project)	5.000%	7/1/19 (2)	15,000	16,374
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/21	4,000	4,461
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/22	6,375	7,027
Phoenix AZ Civic Improvement Corp. Excise Tax Rev.	5.000%	7/1/21 (14)	5,135	5,569
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.000%	7/1/34	10,000	10,688
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/38	5,000	5,274
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.000%	1/1/39	3,300	3,502
Tucson AZ Water System Rev.	5.500%	7/1/17 (14)	4,850	5,272
				195,914
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (14)	4,500	4,983

California (17.7%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	5,000	1,385
Anaheim CA Public Financing Auth. Rev. (Electric System)	5.000%	10/1/31 (4)	16,235	16,353
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	11,000	11,720
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/27	12,440	13,505
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	3,300	3,442
Beverly Hills CA USD GO	0.000%	8/1/24	6,500	3,548
Beverly Hills CA USD GO	0.000%	8/1/25	10,500	5,406
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/15 (14)	14,540	16,103
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/16 (14)	9,865	10,910
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/17 (14)	9,915	10,941
California Dept. of Water Resources Water System Rev. (Central Valley)	5.250%	12/1/18 (14)	7,780	8,570
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/27	7,560	8,310
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/29	10,000	11,101
California Educ. Fac. Auth. Rev. (California Institute of Technology)	5.000%	11/1/39	7,000	7,575
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.000%	10/1/38	5,000	5,298
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.250%	10/1/39	5,000	5,414
California GO	6.250%	9/1/12	3,325	3,504
California GO	5.000%	2/1/14 (Prere.)	3,565	4,022
California GO	5.000%	2/1/14 (Prere.)	1,500	1,692
California GO	5.500%	4/1/18	7,000	8,250
California GO	5.000%	11/1/18 (14)	12,555	14,220
California GO	5.500%	4/1/19	5,665	6,639
California GO	5.000%	6/1/19 (14)	4,500	4,976
California GO	5.000%	9/1/20	5,130	5,602
California GO	5.250%	11/1/21	2,000	2,173
California GO	5.625%	4/1/26	21,900	23,770
California GO	6.000%	3/1/33	4,000	4,595
California GO	6.500%	4/1/33	40,000	47,027

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	6.000%	11/1/35	10,000	11,250
California GO	4.500%	10/1/36	13,200	12,578
California GO	6.000%	4/1/38	8,840	9,852
California GO	5.500%	3/1/40	3,000	3,187
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.750%	9/1/39	5,500	5,755
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	4,000	4,015
1 California Health Fac. Finance Auth. Rev. TOB VRDO	0.280%	11/5/10	23,725	23,725
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,245
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,899
California Health Fac. Financing Auth. Rev. (Pomona Valley Hosp.)	5.750%	7/1/15 (14)	8,205	8,220
California Health Fac. Financing Auth. Rev. (St. Joseph Health System)	5.750%	7/1/39	8,000	8,504
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	6.250%	2/1/39	15,000	16,070
California Infrastructure & Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	2.500%	4/1/13	10,000	10,350
California Public Works Board Lease Rev. (Community College)	5.625%	3/1/16 (2)	11,370	11,395
California Public Works Board Lease Rev. (Dept. of General Services)	6.250%	4/1/34	10,000	10,800
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/27	10,405	10,920
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/12 (Prere.)	5,000	5,420
California State Dept. of Water Resources Power Supply Rev.	5.500%	5/1/12 (2)(Prere.)	6,000	6,515
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	3,165	3,673
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/16	4,000	4,642
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/19	15,000	17,533
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	7,650	8,599
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	5,000	5,762
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	5,375	6,000
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/22	5,000	5,714
California State Dept. of Water Resources Power Supply Rev. VRDO	0.260%	11/5/10 LOC	13,000	13,000
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	4,145	4,769
California State Econ. Recovery Bonds	5.000%	7/1/15	5,990	6,735
California State Econ. Recovery Bonds	5.250%	7/1/21	8,750	10,138
California State Univ. Rev. Systemwide	5.000%	11/1/32 (4)	16,000	16,621
California State Univ. Rev. Systemwide	5.250%	11/1/34	8,600	9,202
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	4,500	4,906
California Statewide Communities Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	4,000	4,171
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.000%	4/1/19	28,000	31,137
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	9,000	9,028
California Statewide Communities Dev. Auth. Rev. (Presbyterian Homes)	7.250%	11/15/41	3,000	3,300
Chula Vista CA IDR (San Diego Gas & Electric)	5.875%	2/15/34	10,000	11,281
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (Prere.)	26,020	28,874
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	15,835	17,537
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	23,090
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	27,090	24,467
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	15,000	12,354
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	28,730
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47	150	108
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	10,345	8,231
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	17,270	17,396
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/38 (2)	18,000	17,017
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,807
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	6,600	7,081
Los Angeles CA Community College Dist. GO	6.000%	8/1/33	10,000	11,480
Los Angeles CA Community College Dist. GO	5.250%	8/1/39	6,000	6,455
Los Angeles CA Dept. of Airports International Airport Rev.	5.000%	5/15/40	10,000	10,369
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/31 (4)	12,500	13,092
Los Angeles CA Dept. of Water & Power Rev.	5.375%	7/1/38	4,000	4,360
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39	5,000	5,292
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39 (2)	5,000	5,245
Los Angeles CA USD GO	5.250%	7/1/13 (Prere.)	9,000	10,082
Los Angeles CA USD GO	5.000%	7/1/25 (4)	6,980	7,542
Los Angeles CA USD GO	5.000%	7/1/25 (3)	10,000	10,478
Los Angeles CA USD GO	5.000%	7/1/26 (4)	7,435	7,988
Los Angeles CA USD GO	5.000%	7/1/26 (4)	27,240	29,265
Los Angeles CA USD GO	5.000%	7/1/26	6,950	7,524
Los Angeles CA USD GO	5.000%	7/1/27	7,295	7,836
Los Angeles CA Wastewater System Rev.	5.750%	6/1/28	11,080	12,712
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/20	18,885	22,445
M-S-R California Energy Auth. CP	6.500%	11/1/39	10,000	11,685
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	2,500	3,066
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	4,000	4,674
M-S-R California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13 (2)	5,715	6,029
M-S-R California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (ETM)	9,155	11,436
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35	5,000	5,386

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	5,700	6,104
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22 (ETM)	20,225	25,400
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,568
Palomar Pomerado Health System California GO	0.000%	8/1/38 (12)	10,000	6,577
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	6.500%	9/1/28	10,000	11,203
Riverside CA USD GO	5.250%	8/1/38 (12)	11,475	11,994
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	24,145	25,311
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/13 (14)	6,880	7,441
Sacramento CA Suburban Water Dist. COP VRDO	0.250%	11/5/10 LOC	11,100	11,100
Sacramento County CA Airport Rev.	6.000%	7/1/41	10,500	11,469
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,604
San Diego CA Community College Dist. GO	5.000%	8/1/30 (4)	19,015	20,176
San Diego CA USD GO	0.000%	7/1/13 (14)	7,160	6,825
San Diego CA USD GO	5.500%	7/1/22 (14)	9,160	10,673
San Diego CA USD GO	0.000%	7/1/39	6,300	1,094
San Diego CA USD GO	0.000%	7/1/40	7,500	1,222
San Diego CA USD GO	0.000%	7/1/41	10,000	1,535
San Francisco CA City & County International Airport Rev.	5.000%	5/1/17	17,000	19,771
San Francisco CA City & County International Airport Rev.	6.000%	5/1/39	10,000	11,236
San Francisco CA City & County Public Util. Comm. Rev.	4.500%	11/1/31 (4)	4,200	4,222
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25 (14)	9,250	3,187
San Jose CA Redev. Agency	5.000%	8/1/20 (2)	11,415	11,941
San Jose CA Redev. Agency	5.000%	8/1/27 (14)	5,000	5,016
San Juan CA USD GO	5.000%	8/1/31 (13)	10,000	10,350
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/15/33	5,000	5,105
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	4,285	4,731
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,857
Southern California Public Power Auth. Rev.	5.000%	7/1/27	5,000	5,439
Southern California Public Power Auth. Rev.	5.000%	7/1/29	2,670	2,869
Southern California Public Power Auth. Rev. (Transmission Project)	0.000%	7/1/14	8,500	7,790
State Center California Community College Dist. GO	5.000%	8/1/31 (4)	16,100	16,947
Tobacco Securitization Auth. Rev. (Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	2,086
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/25	9,510	8,891
Ukiah CA Electric Rev.	6.250%	6/1/18 (14)	5,370	5,874
Univ. of California Rev.	4.500%	5/15/31 (4)	45,470	45,602
Univ. of California Rev.	5.000%	5/15/35	3,675	3,855
Ventura County CA Community College Dist. GO	5.500%	8/1/33	12,000	13,097
Victor Valley CA Community College Dist.	6.000%	8/1/39	12,000	13,076
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/35	8,985	9,292
				1,414,625
Colorado (2.5%)
Aurora CO COP	5.000%	12/1/27	3,675	3,993
Boulder, Larimer & Weld Counties CO St. Vrain Valley School Dist.	5.000%	12/15/28	6,210	6,804
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,385
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.290%	11/1/10 (4)	8,200	8,200
Colorado Springs CO Util. System Rev.	5.375%	11/15/16 (2)	12,790	13,836
Colorado Springs CO Util. System Rev.	5.375%	11/15/17 (2)	13,490	14,566
Colorado Springs CO Util. System Rev.	5.000%	11/15/43	12,725	12,955
Denver CO City & County Airport Rev.	6.000%	11/15/12 (14)	7,000	7,687
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (14)	10,000	8,964
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (14)	5,795	4,713
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/16 (14)	10,185	7,823
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/19 (14)	13,000	8,178
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/20 (14)	15,165	8,839
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/23 (14)	35,275	16,679
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (14)	9,700	3,909
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (14)	13,425	4,617
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/28 (14)	13,425	4,281
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (14)	16,500	4,524
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (Prere.)	16,000	18,593
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (Prere.)	15,000	17,317
Regional Transp. Dist. of Colorado Sales Tax Rev.	6.000%	1/15/41	8,500	8,959
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/27	1,900	2,070
Univ. of Colorado Enterprise System Rev.	5.750%	6/1/28	1,000	1,158
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/30 (4)	8,000	8,549
				202,599
Connecticut (0.5%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	10,000	10,250
Connecticut GO	5.000%	12/1/19	8,225	9,896
Connecticut GO	5.000%	12/1/20	10,000	11,849

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut State Health & Educ. Fac. Auth. (Yale Univ.)	5.000%	7/1/42	2,835	3,005
Hartford CT Metro. Dist. GO	5.000%	7/15/33	1,925	2,079
				37,079
District of Columbia (0.3%)
District of Columbia GO	6.000%	6/1/11 (ETM)	3,085	3,188
District of Columbia Rev. (Georgetown Univ.)	5.500%	4/1/36	5,000	5,289
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39	13,000	14,174
				22,651
Florida (7.8%)
Alachua County FL Health Fac. Auth. Rev. (Shands Healthcare Project)	1.069%	12/1/10	10,000	6,023
Broward County FL School Board COP	5.500%	7/1/18 (4)	10,000	10,397
Broward County FL School Board COP	5.375%	7/1/19 (4)	4,000	4,105
Broward County FL Tax Rev. (Housing Project)	5.250%	10/1/36	15,000	15,806
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	7,500	8,121
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	20,000	21,485
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	6,000	6,433
Citizens Property Insurance Corp. Florida (High Risk Account)	5.250%	6/1/17	6,000	6,476
Davie FL Water & Sewer Rev.	6.375%	10/1/12 (ETM)	1,395	1,496
Florida Board of Educ. Public Educ. Capital Outlay	5.500%	6/1/19	5,565	6,849
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/34	2,695	2,891
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	10,000	11,485
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/20 (14)	13,770	15,554
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22 (2)	12,995	14,412
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/20	8,175	9,168
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/21	8,610	9,520
Florida Dept. of Transp.	5.000%	7/1/32 (4)	10,000	10,615
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/12	7,000	7,349
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13	7,000	7,476
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/15	5,000	5,491
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/16	5,000	5,499
Gainsville FL Util. System Rev. VRDO	0.320%	11/1/10	19,010	19,010
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	245	288
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15 (Prere.)	185	217
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16 (Prere.)	245	296
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/24	1,755	1,819
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/25	1,315	1,353
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	4,755	4,856
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,503
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,735
Hillsborough County FL IDA (Moffitt Cancer Center)	5.250%	7/1/27	4,085	4,130
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41	9,745	9,700
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19 (14)(ETM)	3,500	4,363
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	15,276
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.300%	11/1/10 (14)LOC	1,700	1,700
Jacksonville FL Captial Project Rev. VRDO	0.650%	11/5/10 LOC	14,395	14,395
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/39 (4)	3,150	3,151
Key West FL Util. Board Election Rev.	5.000%	10/1/31 (14)	7,600	7,803
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	28,000	28,059
Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29	8,000	7,971
Miami FL GO	5.500%	1/1/12 (14)(Prere.)	3,000	3,179
Miami FL GO	5.500%	1/1/12 (14)(Prere.)	7,015	7,433
Miami-Dade County FL Aviation - Miami International Airport	5.750%	10/1/21	2,000	2,293
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/29	14,165	14,544
Miami-Dade County FL Aviation - Miami International Airport	5.375%	10/1/35	3,200	3,323
Miami-Dade County FL Aviation - Miami International Airport	5.375%	10/1/41	5,000	5,161
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.250%	4/1/18	3,000	3,291
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.250%	4/1/19	2,505	2,719
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/26 (2)	17,240	18,178
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/40	6,500	6,614
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,540
Miami-Dade County FL School Board COP	5.250%	2/1/27 (12)	5,000	5,424
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,242
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	13,280
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/15 (4)	10,000	11,673
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,450
Orange County FL School Board COP	5.000%	8/1/31 (14)	9,000	9,253
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/13 (14)	9,695	11,394
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32 (4)	10,000	10,302
Orlando FL Util. Comm. Util. System Rev.	5.000%	10/1/33	3,555	3,786
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15 (14)	4,000	4,950
Palm Beach County FL Public Improvement Rev.	5.000%	5/1/38	5,000	5,161

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28	20,000	21,778
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36 (4)	3,000	3,103
Polk County FL Public Fac. Rev.	5.000%	12/1/30 (14)	17,835	18,375
Port St. Lucie FL Rev.	6.250%	9/1/27 (12)	8,000	9,007
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27 (14)	6,405	6,419
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/33 (14)	9,000	8,844
Port St. Lucie FL Util. Rev.	5.000%	9/1/35 (12)	2,000	2,084
Port St. Lucie FL Util. Rev.	5.250%	9/1/35 (12)	5,000	5,269
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	4,300	4,761
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.625%	7/1/39	5,000	5,260
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,109
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group)	5.000%	8/15/32	8,000	8,189
Sunrise FL Util. System Rev.	5.500%	10/1/18 (ETM)	12,000	14,018
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	6,000	6,003
Tampa FL Util. Rev.	6.750%	10/1/11 (2)	9,965	10,486
Tampa FL Util. Rev.	6.750%	10/1/12 (2)	10,635	11,757
				620,928
Georgia (3.0%)
Atlanta GA Airport Fac. Rev.	5.875%	1/1/15 (14)	7,750	7,854
Atlanta GA Airport Fac. Rev.	5.875%	1/1/17 (14)	7,500	7,601
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	8,285	8,548
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/33 (4)	10,020	10,235
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/15 (4)	8,500	9,816
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/25 (4)	4,450	5,289
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/30 (4)	14,250	16,625
Atlanta GA Water & Wastewater Rev.	5.000%	11/1/33 (14)	31,425	31,939
Augusta GA Water & Sewer Rev.	5.000%	10/1/32 (4)	18,900	19,218
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	3,270	3,418
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33	3,000	3,159
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	12,143
Fulton County GA COP	6.000%	11/1/10 (2)(Prere.)	4,815	4,865
Henry County GA School Dist. GO	6.450%	8/1/11 (14)	985	1,023
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,664
Macon-Bibb County GA Hosp. Auth. (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,497
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/21	10,305	11,024
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/25	15,000	15,926
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/27	5,000	5,242
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.250%	7/1/18	12,170	14,340
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	8,000	9,178
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.250%	1/1/19	5,000	5,853
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.500%	1/1/26	7,000	7,751
Muni. Electric Auth. Georgia Rev. (Project One Sub)	5.250%	1/1/18	7,000	8,181
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/32	1,500	1,629
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.000%	9/1/35	1,000	1,075
Private Colleges & Univ. Auth. of Georgia Rev. (Mercer Univ.)	6.500%	11/1/15 (14)(ETM)	5,000	5,881
				235,974
Hawaii (0.5%)
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,565
Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,032
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,927
Univ. of Hawaii Rev.	6.000%	10/1/38	2,500	2,850
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	4,615	5,011
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/12 (3)(Prere.)	2,330	2,530
				43,915
Idaho (0.2%)
Idaho Health Fac. Auth. Rev. (Trinity Health Group)	6.250%	12/1/33	6,000	6,727
Idaho Housing & Finance Assn.	5.000%	7/15/22	6,465	7,261
				13,988
Illinois (6.2%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/16 (14)	8,500	7,228
Chicago IL Board of Educ. GO	0.000%	12/1/13 (2)	5,000	4,712
Chicago IL Board of Educ. GO	0.000%	12/1/14 (2)	5,000	4,567
2 Chicago IL Board of Educ. GO	5.000%	12/1/18	2,500	2,849
2 Chicago IL Board of Educ. GO	5.000%	12/1/19	2,500	2,832
Chicago IL GO	5.500%	1/1/11 (Prere.)	245	250
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,010	8,232
Chicago IL GO	0.000%	1/1/16 (Prere.)	3,695	4,341
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,985	9,395
Chicago IL GO	0.000%	1/1/20 (14)	5,000	5,467
Chicago IL GO	0.000%	1/1/22 (14)	5,000	5,393
Chicago IL GO	5.000%	12/1/22	3,230	3,554

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	0.000%	1/1/24 (14)	2,480	2,678
Chicago IL GO	0.000%	1/1/25 (14)	1,305	1,405
Chicago IL GO	5.250%	1/1/26	5,000	5,328
Chicago IL GO	0.000%	1/1/28 (14)	2,820	3,007
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,786
Chicago IL GO	5.000%	1/1/34 (14)	11,040	11,184
Chicago IL GO	5.500%	1/1/38 (14)	6,490	6,591
Chicago IL GO VRDO	0.270%	11/1/10	7,930	7,930
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/11 (ETM)	7,125	7,200
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/25 (4)	21,525	22,813
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/26 (4)	17,600	18,530
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (ETM)	27,500	36,076
Chicago IL Sales Tax Rev.	5.000%	1/1/29	4,265	4,522
Chicago IL Skyway Toll Bridge	5.500%	1/1/11 (Prere.)	8,750	8,916
Chicago IL Water Rev.	5.750%	11/1/30 (2)	12,000	14,202
Illinois Finance Auth. Gas Supply Rev. (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,894
Illinois Finance Auth. Rev. (Central Dupage Health)	5.250%	11/1/39	4,000	4,160
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.270%	11/1/10	22,085	22,085
Illinois Finance Auth. Rev. (Chicago Univ.)	5.500%	8/15/36	15,000	15,944
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	10,000	10,053
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33	3,000	3,169
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	15,000	17,009
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	4,000	4,100
Illinois Finance Auth. Rev. (OSF Healthcare System)	6.000%	5/15/39	6,500	6,857
Illinois Finance Auth. Rev. (Riverside Health System)	6.250%	11/15/35	4,600	4,911
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	7.000%	8/15/44	16,000	17,855
Illinois Finance Auth. Rev. (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	8,500	8,890
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/21	6,795	7,493
Illinois GO	5.000%	1/1/17 (4)	20,000	21,977
Illinois GO	5.000%	1/1/18 (12)	2,750	3,020
Illinois Regional Transp. Auth. Rev.	7.200%	11/1/20 (2)	24,000	29,717
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	10,000	10,593
Illinois State Build Rev.	5.000%	6/15/17	3,000	3,453
Illinois State Build Rev.	5.000%	6/15/19	5,000	5,750
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	7,095	7,603
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/23 (4)	2,600	2,795
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/24 (4)	3,465	3,703
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.500%	1/1/33	20,000	21,620
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	12/15/14 (14)	16,100	14,334
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/44 (4)	10,000	1,279
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/50	12,000	12,199
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/12 (14)	5,795	5,700
Will County IL Community School Dist.	0.000%	11/1/13 (4)(ETM)	10,000	9,654
				495,805
Indiana (1.0%)
Indiana Finance Auth. Health System Rev. (Sisters St. Francis)	5.250%	11/1/39	5,000	5,207
Indiana Finance Auth. Rev. (Duke Energy Project)	4.950%	10/1/40	4,240	4,300
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.000%	7/1/18	4,450	5,145
Indiana Finance Auth. Rev. (Wabash Valley Correctional Fac.)	5.250%	7/1/19	2,500	2,973
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	8,045	7,750
Indiana Muni. Power Agency Rev.	6.125%	1/1/13 (14)(ETM)	7,215	7,650
Indiana Muni. Power Agency Rev.	5.750%	1/1/34	8,000	8,655
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	3,300	3,418
Indianapolis IN Local Public Improvement Rev. (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,889
Indianapolis IN Local Public Improvement Rev. (Bond Bank Infrastructure)	5.000%	1/1/28 (12)	6,160	6,658
Indianapolis IN Local Public Improvement Rev. (Bond Bank Infrastructure)	5.000%	1/1/29 (12)	6,245	6,720
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	8,250	9,228
				78,593
Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.000%	8/1/28	5,000	5,522
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/38	5,000	5,370
				10,892
Kansas (0.4%)
Burlington KS PCR (Kansas Gas & Electric Co.)	4.850%	6/1/31 (14)	7,500	7,569
Kansas Dev. Finance Auth. Rev.	5.000%	1/1/40	5,000	5,141
Overland Park KS Convention Center & Hotel Project	5.250%	1/1/32 (2)	20,000	18,667
				31,377
Kentucky (0.8%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.750%	1/1/26 (2)	3,000	3,002
Kentucky Asset/Liability Comm. General Fund Rev.	0.712%	11/1/10 (14)	10,020	9,293
Kentucky Asset/Liability Comm. General Fund Rev.	0.832%	11/1/10 (14)	24,180	19,802

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare)	5.375%	8/15/24	5,000	5,513
Kentucky Property & Building Comm. Rev.	5.375%	8/1/16 (4)	5,820	6,010
Kentucky Property & Building Comm. Rev.	5.000%	8/1/20	15,000	17,249
				60,869
Louisiana (1.8%)
East Baton Rouge Parish LA Sales Tax Rev.	5.000%	8/1/25 (12)	1,850	2,034
East Baton Rouge Parish LA Sales Tax Rev.	5.125%	8/1/26 (12)	2,500	2,753
Louisiana Gasoline and Fuel Tax Rev.	5.375%	6/1/18 (2)	5,000	5,307
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/23 (14)	8,065	8,561
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/24 (14)	6,880	7,265
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/25 (14)	5,000	5,265
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/27 (10)	5,000	5,268
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/28 (10)	2,500	2,630
Louisiana GO	5.000%	10/15/11 (2)	20,015	20,899
Louisiana GO	5.500%	5/15/14 (14)	4,180	4,291
Louisiana Local Govt. Environment Fac. & Community Dev. Auth. Rev. (Women’s Hosp.)	5.875%	10/1/40	14,000	14,354
Louisiana Local Govt. Environment Fac. & Community Logistics Fac. Corp.	5.000%	10/1/22	4,000	4,434
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.375%	5/15/43	10,000	9,782
New Orleans LA GO	0.000%	9/1/11 (2)	10,475	10,172
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,049
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,405
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	16,000	15,821
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	13,000	13,117
				144,407
Maryland (0.6%)
Maryland Econ. Dev. Corp. PCR (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,705
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/28 (11)	2,000	2,013
Maryland Econ. Dev. Corp. Student Housing Rev. (Univ. of Maryland College Park)	5.000%	6/1/33 (11)	4,250	4,216
Maryland Health & Higher Educ. Fac. Auth. Rev. (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	14,271
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	7.000%	7/1/22 (14)	12,025	14,305
Maryland Health & Higher Educ. Fac. Auth. Rev. (Western Maryland Health)	5.000%	7/1/34 (14)	2,900	2,925
3 Maryland State & Local Fac. Rev.	5.000%	2/15/15	3,295	3,836
				46,271
Massachusetts (4.8%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/21	15,000	18,596
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29 (14)	3,085	3,768
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/34	2,500	2,729
1 Massachusetts Bay Transp. Auth. Rev. TOB VRDO	0.380%	11/5/10	7,166	7,166
Massachusetts College Building Auth. Rev.	0.000%	5/1/17 (ETM)	7,460	6,515
Massachusetts College Building Auth. Rev.	5.000%	5/1/35	2,500	2,661
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/26	8,000	8,692
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/27	8,000	8,634
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/35	5,000	5,333
Massachusetts Dept. of Transp. Metro Highway System Rev. VRDO	0.240%	11/5/10 LOC	31,850	31,850
Massachusetts Dev. Finance Agency Rev. (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,134
Massachusetts GO	0.882%	11/1/10 (13)(3)	20,000	16,079
Massachusetts GO	5.500%	11/1/12 (Prere.)	14,155	15,533
Massachusetts GO	5.500%	11/1/12 (Prere.)	19,275	21,152
Massachusetts GO	5.500%	8/1/20	1,000	1,234
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.750%	7/1/31	20,000	20,270
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	6,535	6,550
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,513
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12 (2)	6,420	6,661
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.125%	2/16/12	6,000	6,196
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	2,000	2,079
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/14 (14)	11,135	11,618
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24 (4)	7,755	8,571
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/25 (4)	17,055	18,784
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	18,630	19,715
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/37 (2)	10,775	11,384
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/14 (Prere.)	7,295	8,256
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (Prere.)	10,000	11,473
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27 (14)	7,190	8,170
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/26	4,790	5,831
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/19 (ETM)	20,000	24,574
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/30	4,000	4,447
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/31 (2)	21,000	22,313
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35 (14)	12,000	12,689
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/35	5,000	5,434
				383,604

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan (2.2%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	3,013
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,204
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,365
Detroit MI Sewer System Rev.	5.125%	7/1/15 (Prere.)	3,970	4,684
Detroit MI Sewer System Rev.	5.500%	7/1/29 (14)	13,000	13,568
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	5,500	6,439
Michigan Building Auth. Rev.	5.500%	10/15/11 (Prere.)	310	325
Michigan Building Auth. Rev.	5.500%	10/15/16	5,190	5,399
Michigan GO	5.250%	9/15/26 (4)	14,000	15,043
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/20	8,585	9,654
Michigan Hosp. Finance Auth. Rev. (Ascension Health) PUT	5.000%	11/1/12	2,500	2,698
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.750%	11/15/39	5,000	5,171
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	14,000	13,973
Michigan Hosp. Finance Auth. Rev. (MidMichigan Obligated Group)	6.125%	6/1/39	9,000	9,706
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.000%	10/1/24	13,085	14,383
Michigan State Univ. Rev.	5.000%	2/15/40	10,000	10,729
Michigan Tobacco Settlement Financing Auth. Rev.	5.250%	6/1/22	4,625	4,334
Michigan Tobacco Settlement Financing Auth. Rev.	6.000%	6/1/34	10,675	8,966
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42	20,000	20,086
Michigan Tobacco Settlement Financing Auth. Rev.	6.000%	6/1/48	4,445	3,534
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	6.000%	8/1/39	8,000	8,285
Univ. of Michigan Univ. Rev.	5.000%	4/1/18	6,950	8,342
				174,901
Minnesota (0.2%)
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32	4,250	4,846
Univ. of Minnesota Rev.	5.125%	4/1/34	1,250	1,354
Univ. of Minnesota Rev.	5.000%	8/1/35	10,300	11,150
				17,350
Mississippi (0.3%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/36 (10)	10,000	9,879
Warren County MS Gulf Opportunity Zone Rev. (International Paper Co. Project)	6.500%	9/1/32	10,000	11,003
				20,882
Missouri (0.9%)
Kansas City MO Special Obligation VRDO	0.280%	11/5/10 LOC	7,600	7,600
Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.270%	11/1/10	10,650	10,650
Missouri Dev. Finance Board Cultural Fac. Rev. (Nelson Gallery Foundation) VRDO	0.270%	11/1/10	3,940	3,940
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35	11,660	11,074
Missouri Health & Educ. Fac. Auth. (Washington Univ.)	5.375%	3/15/39	8,000	8,820
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29	2,250	2,296
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33	3,500	3,596
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Lester Cox Medical Center)	5.250%	6/1/15 (14)	5,000	5,538
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/16 (4)	4,195	4,309
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev.	5.750%	1/1/29	5,000	5,285
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Prairie Project)	5.000%	1/1/27 (12)	5,535	5,792
St. Louis MO Special Obligation	5.000%	12/1/19	4,045	4,812
				73,712
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project No. 1	5.250%	12/1/20	5,000	5,294
Municipal Energy Agency NE Power Supply System Rev.	5.375%	4/1/39 (13)	3,000	3,252
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/39	5,000	5,484
				14,030
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,227
Clark County NV School Dist. GO	5.000%	6/15/19 (14)	12,590	13,746
Clark County NV School Dist. GO	5.000%	6/15/19 (14)	9,155	10,067
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.625%	7/1/24	2,000	2,090
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,710	12,014
Las Vegas Valley Water Dist. Nevada GO	5.000%	2/1/31	2,125	2,222
Las Vegas Valley Water Dist. Nevada GO	5.000%	2/1/32	2,305	2,403
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,435
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,031
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/11 (4)(Prere.)	5,000	5,176
				70,411
New Hampshire (0.0%)
New Hampshire Health & Educ. Fac. Auth. Rev. (Dartmouth College)	6.000%	8/1/38	2,400	2,586

New Jersey (5.4%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/12 (14)	4,335	4,708
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/14 (14)	10,185	11,518

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/15 (14)	10,820	12,465
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/24	10,000	10,010
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/19 (2)	25,000	29,359
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/20 (2)	6,515	7,001
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/20 (2)	25,000	28,897
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/26 (2)	10,000	11,517
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (14)	9,000	10,319
New Jersey Econ. Dev. Auth. Rev. (School Fac.) PUT	5.000%	9/1/15 (4)	22,000	24,877
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36	5,000	5,403
New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,583
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	5.250%	12/1/12	5,830	6,165
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32	7,250	8,415
New Jersey GO	5.000%	8/15/20	5,000	5,879
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.250%	7/1/15 (14)	3,795	3,795
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14 (4)	10,685	10,740
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	8,190	8,760
New Jersey Housing & Mortgage Finance Agency Rev.	6.500%	10/1/38	1,875	2,029
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (14)	1,645	1,764
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)(ETM)	875	941
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (4)	165	177
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/15 (14)	3,200	3,733
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17 (4)	7,000	8,307
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (14)	21,875	25,294
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	36,000	42,344
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/22 (2)	18,500	20,900
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	5,560	6,259
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	15,000	7,044
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	15,000	6,164
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	23,000	8,786
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38 (12)	8,000	8,855
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39	20,000	3,677
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (ETM)	270	338
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (14)	790	957
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (ETM)	3,940	4,502
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	34,500	28,697
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	3,000	3,240
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	14,500	12,726
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/29	19,500	16,556
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/32 (Prere.)	8,530	9,062
Tobacco Settlement Financing Corp. New Jersey Rev.	4.750%	6/1/34	3,500	2,577
Tobacco Settlement Financing Corp. New Jersey Rev.	5.000%	6/1/41	4,605	3,303
				431,643
New Mexico (0.4%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/14 (14)(Prere.)	10,000	11,524
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/20	6,250	7,461
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,484
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	6,643
				36,112
New York (9.6%)
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	6.375%	7/15/43	6,000	6,517
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/26 (4)	4,200	4,544
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (14)	14,075	13,442
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35	10,000	10,450
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/13 (4)	11,000	10,676
Metro. New York Transp. Auth. Rev.	5.250%	11/15/20 (12)	8,415	10,081
Metro. New York Transp. Auth. Rev.	4.500%	11/15/38	8,720	8,583
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,991
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	6,355	5,470
New York City NY GO	5.000%	3/1/17	10,135	11,777
New York City NY GO	5.000%	8/1/17	10,000	11,679
New York City NY GO	5.000%	8/1/19	30,000	34,920
New York City NY GO	5.000%	8/1/19	2,000	2,328
New York City NY GO	5.000%	8/1/20	5,450	6,292
New York City NY GO	5.000%	8/1/21	6,000	6,907
New York City NY GO	5.125%	12/1/23	12,875	14,214
New York City NY GO	5.000%	8/1/24	5,000	5,433
New York City NY GO	5.000%	8/1/25	5,000	5,498
New York City NY GO	5.000%	5/15/26	4,000	4,372
New York City NY GO	5.000%	8/1/27	10,000	10,902
New York City NY Health & Hosp. Corp. Rev. (Health System)	5.000%	2/15/30	6,000	6,356
New York City NY IDA (Yankee Stadium)	0.000%	3/1/20 (12)	8,400	5,634

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY IDA (Yankee Stadium)	0.000%	3/1/22 (12)	4,585	2,741
New York City NY IDA (Yankee Stadium)	0.000%	3/1/24 (12)	9,670	5,170
New York City NY IDA (Yankee Stadium)	0.000%	3/1/25 (12)	5,000	2,522
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/27	5,000	5,535
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/31	10,000	10,926
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/32	15,000	16,048
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/32	7,500	8,270
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	7,000	7,273
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	7,500	8,014
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36	28,700	30,340
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/37	10,000	10,649
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/37	5,000	5,302
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39	5,000	5,139
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/40	15,500	16,889
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/26	7,000	7,523
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/28	12,000	12,807
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30	11,780	12,694
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34	20,000	21,113
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	5/1/34	7,000	7,500
New York State Dormitory Auth. Rev. (Mental Health Svcs. Fac.)	5.000%	8/15/19	3,800	4,394
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/27 (14)	10,000	12,332
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/19	5,000	5,875
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	6/15/19	9,765	11,497
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	6/15/20	10,000	11,592
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/23	5,000	5,571
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,865
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	9,750	10,685
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/31	7,500	8,102
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/39	10,100	10,711
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,021
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/11	5,575	5,782
New York State Dormitory Auth. Rev. Non State Supported Debt (Muni. Fac. Health)	5.000%	1/15/19	4,000	4,511
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ.)	5.000%	7/1/38	5,000	5,280
New York State GO	5.000%	2/1/30	3,385	3,719
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (14)	2,960	2,960
New York State Local Govt. Assistance Corp. VRDO	0.280%	11/5/10	22,000	22,000
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,135	12,848
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,037
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,432
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/30	8,000	8,763
New York State Urban Dev. Corp. Rev.	5.000%	1/1/23	7,785	8,531
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28	7,385	8,192
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/21	10,000	11,495
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/25 (14)	1,965	2,426
New York State Urban Dev. Corp. Rev. (Service Contract)	5.000%	1/1/16	8,395	9,693
Suffolk County NY Water Auth. Rev.	5.750%	6/1/13 (ETM)	7,345	7,664
Suffolk NY Tobacco Asset Securitization Corp. Rev.	0.000%	6/1/44	5,500	4,710
Suffolk NY Tobacco Asset Securitization Corp. Rev.	6.000%	6/1/48	4,000	3,762
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/14	11,485	11,528
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/15	20,000	20,075
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/18	15,410	16,303
Tobacco Settlement Financing Corp. New York Rev.	5.500%	6/1/20	12,565	13,669
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/21 (2)	12,000	12,954
Tobacco Settlement Financing Corp. New York Rev.	5.250%	6/1/22 (2)	5,000	5,364
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	5,000	5,422
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/20 (14)	10,000	12,155
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (ETM)	6,565	8,587
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/28	15,000	16,444
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	12,500	13,545
				767,017
North Carolina (1.7%)
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/33	15,000	16,585
Charlotte NC Water & Sewer System Rev.	5.000%	7/1/38	7,430	8,127
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/39	2,500	2,650
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47	3,300	3,380
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.320%	11/5/10 (4)	12,625	12,625
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.125%	10/1/31 (4)	2,500	2,640
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.)	5.000%	10/1/38	9,140	9,754
1 North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	0.280%	11/1/10	1,200	1,200
North Carolina Capital Fac. Financial Solid Waste Disposal Rev. (Duke Energy)	4.625%	11/1/40	11,000	10,704
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/23	5,000	5,377
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	5,000	5,342

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/26	3,000	3,309
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	2,500	2,537
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.250%	6/1/29	10,000	10,797
North Carolina Medical Care Comm. Hosp. Rev. (Mission St. Joseph’s Health System)	5.125%	10/1/28 (14)	5,005	5,009
North Carolina Muni. Power Agency Rev.	5.250%	1/1/16	10,000	11,557
North Carolina Muni. Power Agency Rev.	5.250%	1/1/17	15,000	17,466
North Carolina Muni. Power Agency Rev.	5.250%	1/1/20	4,000	4,568
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/11 (Prere.)	1,220	1,270
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/16	1,780	1,847
				136,744
Ohio (3.6%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,931
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners) VRDO	0.270%	11/1/10 LOC	10,100	10,100
American Muni. Power Ohio Inc. Rev. (Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	8,161
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	55,550	48,360
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	35,105	29,452
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.750%	6/1/34	5,500	4,366
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/47	12,060	9,183
Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/32 (4)	12,000	12,579
Cleveland-Cuyahoga County OH Port Auth. Rev. (Carnegie/89th Garage) VRDO	0.250%	11/5/10 LOC	20,690	20,690
Franklin County OH Hosp. Rev. (Nationwide Hosp.) VRDO	0.240%	11/5/10	16,425	16,425
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,147
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,368
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,228
Middletown OH City School Dist. GO	5.000%	12/1/25 (4)	4,715	5,093
Middletown OH Hosp. Fac. Rev. (Atrium Medical Center) VRDO	0.260%	11/5/10 LOC	19,430	19,430
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	2/1/14	3,000	3,314
Ohio Building Auth. Rev.	5.000%	10/1/20	8,600	10,066
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,742
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	5.250%	1/15/46	10,000	10,137
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28	3,020	3,210
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	10,769
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	3,250	3,500
Ohio Water Dev. Auth. Rev.	5.000%	12/1/19	6,530	7,810
Scioto County OH Hosp. Rev. (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,611
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/25 (4)	3,010	3,268
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/27 (4)	5,000	5,349
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38 (4)	7,175	7,482
Univ. of Toledo OH General Receipts VRDO	0.310%	11/1/10 LOC	2,300	2,300
				287,071
Oklahoma (0.1%)
Oklahoma Dev. Finance Auth. Rev. (Public Service Co.)	5.250%	6/1/14	3,300	3,625
Tulsa County OK Ind. Auth. Rev. (St. Francis Health System)	5.000%	12/15/36	6,000	6,101
				9,726
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.000%	5/1/27	6,755	7,329
Oregon State Dept. Administrative Services (Lottery Rev.)	5.250%	4/1/26	10,000	11,384
Umatilla County OR Hosp. Fac. Auth. Rev. (Catholic Health Initiative)	5.000%	5/1/22	12,380	12,950
				31,663
Pennsylvania (2.8%)
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31	11,420	9,817
Franklin County PA IDA Rev. (Chanmersburg Hosp.)	5.375%	7/1/42	4,325	4,418
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.250%	11/1/10	7,300	7,300
Northampton County PA General Purpose Auth. Univ. Rev. (Lafayette College) VRDO	0.260%	11/5/10	8,700	8,700
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	2,500	2,546
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	3,500	3,548
Norwin PA School Dist. GO	3.250%	4/1/31 (4)	8,915	7,500
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (ETM)	7,935	9,233
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,747
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/35	11,380	12,122
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12 (Prere.)	775	847
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/15 (2)	20,030	21,446
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	20,000	20,399
Pennsylvania State Univ. Rev.	5.000%	3/1/40	4,000	4,299
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33	5,000	5,325
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36	4,000	4,142
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,762
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	19,795
Philadelphia PA School Dist. GO	6.000%	9/1/38	7,000	7,634
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	16,500	17,112

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (ETM)	4,455	4,903
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/13 (14)	5,545	5,923
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (ETM)	2,420	2,741
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,844
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21	610	626
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/30	5,000	5,574
Wallingford-Swarthmore PA School Dist. VRDO	0.430%	11/5/10 (4)	9,600	9,600
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/40	3,500	3,580
				221,483
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	2,930	3,269
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	6,130	6,442
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	7,056
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/34 (2)	15,305	3,389
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/12 (2)LOC	40,000	41,388
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	10,000	10,409
Puerto Rico Sales Tax Financing Corp. Rev.	6.125%	8/1/29	15,000	15,743
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/37	13,475	2,570
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/39	15,010	2,515
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	26,500	30,505
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/47 (2)	40,000	4,330
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	114,500	7,261
				134,877
Rhode Island (0.2%)
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/23 (4)	2,465	2,573
Rhode Island Health & Educ. Building Corp. Rev.	4.500%	5/15/24 (4)	2,975	3,083
Rhode Island Health & Educ. Building Corp. Rev. (Brown Univ.)	5.000%	9/1/37	5,715	6,029
Rhode Island Health & Educ. Building Corp. Rev. (Hosp. Financing - Lifespan Obligation)	5.000%	5/15/32 (4)	3,000	3,076
				14,761
South Carolina (2.1%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/28	15,000	16,169
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/31	11,500	11,977
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.000%	12/1/26	10,580	11,395
Columbia SC Waterworks & Sewer System Rev.	5.000%	2/1/40	5,000	5,375
Greenville County SC School Dist. GO	5.000%	12/1/27	7,700	8,155
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/12 (Prere.)	7,750	8,560
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (3)(ETM)	2,035	2,458
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/15 (14)	12,210	14,334
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/10 (Prere.)	5,000	5,144
South Carolina Jobs Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,290
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	10,000	11,103
South Carolina Public Service Auth. Rev.	5.250%	1/1/39	6,000	6,479
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/20 (2)	20,840	22,591
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/21 (2)	27,170	29,192
Tobacco Settlement Rev. (Auth. of South Carolina Tobacco Settlement)	5.000%	6/1/18	4,655	4,659
Univ. of South Carolina Higher Educ. Rev.	5.250%	6/1/38 (4)	6,610	6,995
				166,876
Tennessee (1.2%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.500%	4/1/33	7,975	8,140
Memphis TN Electric System Rev.	5.000%	12/1/17	20,000	23,791
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev.
(Meharry Medical College)	6.000%	12/1/12 (2)	3,405	3,516
Shelby County TN Health Educ. & Housing Fac. Board Rev.	5.250%	9/1/27 (4)	350	373
Shelby County TN Health Educ. & Housing Fac. Board Rev. (Methodist Le Bonheur) VRDO	0.260%	11/5/10 (12)	25,700	25,700
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	10,000	10,526
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/20	4,000	4,233
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/21	1,895	1,991
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/22	3,785	3,913
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/22	5,000	5,220
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/24	4,660	4,803
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/27	5,350	5,409
Tennessee Health, Educ. & Housing Fac. (Methodist Health System)	5.500%	8/1/12 (14)(ETM)	1,030	1,075
				98,690
Texas (7.5%)
Austin TX Combined Util. System Rev.	0.000%	5/15/17 (14)	4,900	4,066
Austin TX Water & Wastewater System Rev.	5.000%	5/15/28 (14)	6,665	7,193
Burelson TX Independent School Dist.	5.000%	8/1/40 (12)	8,000	8,269
Conroe TX Independent School Dist. GO	5.750%	2/15/35	5,000	5,482
Dallas County TX Util. & Reclamation Dist. GO	5.375%	2/15/29 (2)	5,000	5,094

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/24 (2)	10,000	10,539
Dallas TX Area Rapid Transit Rev.	4.500%	12/1/25 (2)	10,000	10,488
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/27 (12)	5,000	5,265
Dallas TX Civic Center Refunding & Improvement Rev.	5.000%	8/15/28 (12)	3,125	3,270
Dallas TX GO	5.000%	2/15/19	15,000	17,908
Dallas TX Waterworks & Sewer System Rev.	5.000%	10/1/30	6,920	7,498
Fort Bend TX Independent School Dist. GO	5.000%	2/15/34	5,000	5,348
Fort Worth TX Independent School Dist.	5.000%	2/15/19	1,175	1,387
Fort Worth TX Independent School Dist.	5.000%	2/15/20	2,000	2,361
Harris County TX Cultural Educ. Fac. Finance Corp. Rev. (Thermal Util. TECO Project)	5.250%	11/15/35	10,000	10,598
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,256
Harris County TX GO	0.000%	10/1/15 (14)	17,545	16,180
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare)	7.125%	12/1/31	3,250	3,737
Harris County TX Hosp. Dist. Rev.	5.125%	2/15/32 (14)	10,000	10,071
Harris County TX Hosp. Dist. Rev.	5.250%	2/15/37 (14)	10,190	10,265
Harris County TX Rev.	5.000%	8/15/22	2,000	2,243
Harris County TX Toll Road Rev.	5.000%	8/15/29	5,000	5,367
Houston TX Airport System Rev.	5.500%	7/1/39	5,000	5,404
Houston TX GO	5.375%	3/1/11 (Prere.)	6,485	6,595
Houston TX GO	5.750%	3/1/14 (4)	260	261
Houston TX GO	5.500%	3/1/15 (4)	8,440	8,581
Houston TX GO	5.750%	3/1/15 (4)	265	266
Houston TX GO	5.500%	3/1/16 (4)	5,235	5,316
Houston TX GO	5.750%	3/1/16 (4)	395	397
Houston TX Water & Sewer System Rev.	0.000%	12/1/12 (2)	20,500	19,997
Houston TX Water & Sewer System Rev.	5.500%	12/1/16 (4)	7,000	7,347
Houston TX Water Conveyance System COP	6.800%	12/15/10 (2)	5,490	5,527
Lone Star College TX System Rev.	5.000%	8/15/29	6,210	6,850
Lone Star College TX System Rev.	5.000%	8/15/34	5,000	5,367
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/11 (4)	2,710	2,722
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/15 (4)(Prere.)	3,055	3,614
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/16 (4)	5,905	5,928
Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36	5,000	5,362
Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39	5,000	5,416
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/40	5,000	5,184
Matagorda County TX Navigation Dist. PCR (Central Power & Light)	6.300%	11/1/29	7,500	8,288
Montgomery County TX	5.125%	3/1/31	4,000	4,311
Montgomery County TX	5.250%	3/1/32	5,000	5,428
North Texas Tollway Auth. Rev.	6.250%	2/1/23	10,000	10,618
North Texas Tollway Auth. Rev.	6.125%	1/1/31	4,000	4,316
North Texas Tollway Auth. Rev.	5.625%	1/1/33	21,650	23,073
North Texas Tollway Auth. Rev.	6.250%	1/1/39	6,000	6,633
North Texas Univ. Rev.	5.000%	4/15/27	7,475	8,273
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/17 (4)	7,425	7,441
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/22 (4)	7,110	7,121
Round Rock TX Independent School Dist. GO	0.000%	8/15/11 (14)	5,000	4,982
Round Rock TX Independent School Dist. GO	5.250%	8/1/29	6,000	6,669
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/22	5,000	5,400
SA Energy Acquisition Public Fac. Corp. Texas Gas Supply Rev.	5.500%	8/1/23	6,155	6,665
San Antonio TX Electric & Gas Rev.	5.375%	2/1/12 (Prere.)	10,000	10,617
San Antonio TX GO	5.000%	2/1/19	6,310	7,531
Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources)	5.000%	2/15/36	15,000	15,047
Tarrant Regional Water Dist. TX Water Rev.	5.000%	3/1/28	3,000	3,291
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/20	17,310	20,871
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.750%	11/5/10	5,000	4,788
Texas Muni. Power Agency Rev.	0.000%	9/1/13 (14)	38,730	36,996
Texas Muni. Power Agency Rev.	0.000%	9/1/14 (14)	34,250	31,847
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	33,070	29,667
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	12/31/31	4,000	4,579
Texas Private Activity Surface Transp. Corp. Rev.	6.875%	12/31/39	5,000	5,426
Texas State College Student Loan GO	5.000%	8/1/33	7,115	7,685
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,102
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/26 (2)	10,000	4,016
Texas Turnpike Auth. Central Texas Turnpike System Rev.	0.000%	8/15/28 (2)	30,005	10,407
Texas Water Dev. Board GO	5.750%	8/1/32	10,380	10,708
3 Texas Water Dev. Board Rev.	5.500%	7/15/21	8,500	8,534
Texas Water Finance Assistance GO	5.000%	8/1/27	3,320	3,711
Texas Water Finance Assistance GO	5.000%	8/1/29	1,800	1,992
Univ. of Houston TX Rev.	5.000%	2/15/27	2,100	2,315
				597,367

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/14	5,000	5,644
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/21	17,395	18,963
				24,607
Vermont (0.1%)
Vermont Educ. & Health Buildings Finance Agency Rev. (Fletcher Allen Health)	5.000%	12/1/34 (4)	10,000	10,247

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	4,000	4,143
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	4,000	4,037
				8,180
Virginia (0.7%)
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.250%	5/15/26	3,250	3,599
Fairfax County VA IDA Hosp. Rev. (Inova Health System Hosp. Project)	5.500%	5/15/35	15,000	16,331
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.250%	11/1/42 (12)	5,000	5,238
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/1/10	7,500	8,198
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	10,000	10,116
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,915
				55,397
Washington (1.7%)
1 Central Puget Sound WA Regional Transit Auth. Sales & Use Tax Rev. TOB VRDO	0.290%	11/1/10 (4)	6,380	6,380
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,663
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	11,332
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	9,573
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	7,800
King County WA Sewer Rev.	5.000%	1/1/39	7,500	7,922
King County WA Sewer Rev.	5.250%	1/1/42	7,500	8,126
Washington GO	6.750%	2/1/15	3,450	3,880
Washington GO	5.000%	2/1/19	5,000	5,947
Washington GO	5.000%	2/1/20	5,000	5,946
Washington GO	5.000%	8/1/20	9,660	11,533
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/20	10,000	11,932
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/31 (4)	5,000	5,257
Washington Health Care Fac. Auth. (Multicare Health System)	5.250%	8/15/34 (4)	17,000	17,716
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43 (12)	5,490	5,751
Washington Health Care Fac. Auth. Rev. (Children’s Hosp.)	5.625%	10/1/38	12,000	12,937
				136,695
West Virginia (0.7%)
Pleasants County WV Pollution Control Rev.	5.250%	10/15/37	6,000	6,007
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/11 (14)(ETM)	7,325	7,653
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/12 (14)(ETM)	7,840	8,688
West Virginia Econ. Dev. Auth.	5.000%	6/15/28	4,340	4,698
West Virginia Econ. Dev. Auth. PCR (Solid Waste Disposal)	5.375%	12/1/38	2,500	2,540
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.625%	9/1/32	6,500	6,815
West Virginia Hosp. Finance Auth. Rev. (UTD Hosp. Center Inc. Project)	5.250%	6/1/41 (2)	16,330	16,774
				53,175
Wisconsin (1.2%)
Badger Tobacco Asset Securitization Corp. WI	6.125%	6/1/12 (Prere.)	2,855	3,040
Madison WI Community Dev. Auth. Rev. (Wisconson Alumni Research Project)	5.000%	10/1/34	9,500	10,273
Wisconsin Clean Water Rev.	6.875%	6/1/11	7,295	7,536
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,690
Wisconsin GO	6.000%	5/1/36	10,000	11,376
Wisconsin Health & Educ. Fac. Auth. Rev. (Ascension Health)	5.000%	11/15/36	3,000	3,085
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.250%	8/15/17 (14)	10,000	10,012
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,619
Wisconsin Health & Educ. Fac. Auth. Rev. (Luther Hosp.)	5.750%	11/15/30	7,500	8,220
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/19	3,740	4,053
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.250%	6/1/34	6,785	7,227
Wisconsin Transp. Rev.	4.500%	7/1/26 (14)	12,470	12,916
				96,047
Total Tax-Exempt Municipal Bonds (Cost $7,362,400)				7,762,436

Long-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
4 Vanguard Municipal Cash Management Fund (Cost $136,150)	0.265%	136,150,134	136,150
Total Investments (99.0%) (Cost $7,498,550)			7,898,586
Other Assets and Liabilities (1.0%)
Other Assets			128,396
Liabilities			(50,340)
			78,056
Net Assets (100%)			7,976,642

At October 31, 2010, net assets consisted of:
			Amount
			($000)
Paid-in Capital			7,640,401
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(64,367)
Unrealized Appreciation (Depreciation)
Investment Securities			400,036
Futures Contracts			572
Net Assets			7,976,642

Investor Shares—Net Assets
Applicable to 143,569,927 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			1,615,371
Net Asset Value Per Share—Investor Shares			$11.25

Admiral Shares—Net Assets
Applicable to 565,372,669 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			6,361,271
Net Asset Value Per Share—Admiral Shares			$11.25

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $46,671,000, representing 0.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2010.
3 Securities with a value of $4,159,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.6%)
Alabama Special Care Fac. Financing Auth. Birmingham Rev. (Ascension Health)	5.000%	11/15/39	11,825	12,135
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/13 (Prere.)	3,000	3,465
Courtland AL Dev. Board Solid Waste Disposal Rev. (International Paper Co.)	5.200%	6/1/25	5,000	4,934
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/28	17,000	17,002
Millerport AL IDA Rev. (Steel Dust Recycling Project) VRDO	0.330%	11/5/10 LOC	8,400	8,400
				45,936
Alaska (0.0%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	0.290%	11/1/10	2,000	2,000

Arizona (1.4%)
Arizona Board Regents Arizona State Univ. System Rev.	5.000%	6/1/39	15,000	15,725
Arizona Health Fac. Auth. Rev. (Banner Health)	5.500%	1/1/38	5,900	6,188
Arizona Health Fac. Auth. Rev. (Beatitudes Campus Project)	5.200%	10/1/37	7,000	5,648
Arizona Water Infrastructure Finance Auth. Rev.	5.000%	10/1/30	5,000	5,536
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/32	7,950	8,147
Maricopa County AZ Pollution Control Corp. PCR (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,596
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/19	3,765	4,293
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/33	10,000	10,574
Pima County Arizona IDA Rev. (Tucson Electric Power Co. Project)	5.250%	10/1/40	12,500	12,443
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/27	17,000	17,152
Salt Verde Arizona Financial Project Rev.	5.000%	12/1/32	5,000	4,831
Univ. Medical Center Corp. AZ Hosp. Rev.	6.500%	7/1/39	2,500	2,719
				98,852
Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/15 (14)	3,450	3,820

California (13.0%)
Adelanto CA Public Util. Auth. Rev.	6.750%	7/1/39	10,000	10,404
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	2,500	2,664
Bay Area Toll Auth. CA Toll Bridge Rev.	5.250%	4/1/26	1,920	2,159
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/27	5,000	5,428
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	830	877
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	1,670	1,765
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	30	32
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/11 (Prere.)	85	90
California Dept. of Water Resources Water System Rev. (Central Valley)	5.500%	12/1/15	3,290	3,460
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/28	5,375	5,882
California GO	5.500%	4/1/18	15,000	17,678
California GO	5.000%	11/1/21	14,045	15,240
California GO	6.000%	3/1/33	3,000	3,446
California GO	5.125%	4/1/33	15,000	15,245
California GO	6.500%	4/1/33	30,000	35,270
California GO	4.500%	10/1/36	35,750	34,066
California GO	5.500%	11/1/39	10,000	10,605
California GO	5.500%	3/1/40	3,000	3,187
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.750%	9/1/39	4,500	4,709
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.000%	8/15/38	6,000	6,023
California Health Fac. Financing Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,165
California Health Fac. Financing Auth. Rev. (St. Joseph Health System)	5.750%	7/1/39	7,000	7,441
California Infrastructure & Econ. Dev. Bank Rev. (Independent System Operator)	6.000%	2/1/30	10,000	10,678
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	12,155	13,066
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.400%	4/1/25	3,000	3,108
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management)	5.000%	7/1/27	6,185	6,276
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/21	7,675	8,031
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/22	5,000	5,198
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/23	2,870	2,972
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/19	7,000	7,419
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/19	15,000	17,533
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/20	5,000	5,838
California State Dept. of Water Resources Power Supply Rev.	5.000%	5/1/21	10,000	11,525
California State Econ. Recovery Bonds	5.000%	7/1/20	5,000	5,760
California State Econ. Recovery Bonds	5.250%	7/1/21	8,250	9,559
California State Univ. Rev. Systemwide	5.000%	11/1/20 (2)	20,995	22,832
California State Univ. Rev. Systemwide	5.250%	11/1/34	9,275	9,924
California State Univ. Rev. Systemwide	5.250%	11/1/38	2,490	2,657
California Statewide Communities Dev. Auth. Rev. (Cottage Health Systems)	5.000%	11/1/40	11,040	10,972
California Statewide Communities Dev. Auth. Rev. (Irvine Univ. of California East LLC)	5.750%	5/15/32	8,000	8,342
California Statewide Communities Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	28,000	28,088
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/27	20,000	20,438

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/35	2,710	2,572
El Monte CA High School Dist. GO	5.500%	6/1/34 (12)	8,575	9,269
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/28 (14)	25,000	25,372
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	10,345	9,343
Grossmont CA Healthcare Dist. GO	5.000%	7/15/37 (2)	10,500	10,577
Irving CA Special Tax Community Fac. Dist.	5.200%	9/1/26	750	737
Irving CA Special Tax Community Fac. Dist.	5.250%	9/1/36	2,000	1,881
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,798
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/13 (Prere.)	890	1,023
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/13 (Prere.)	885	1,024
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/13 (Prere.)	890	1,034
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/13 (Prere.)	3,555	4,134
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/13 (Prere.)	2,670	3,109
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	3,430	3,772
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	4,620	5,054
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,215	6,707
Los Angeles CA Community College Dist. GO	5.250%	8/1/39	6,000	6,455
Los Angeles CA Dept. of Airports International Airport Rev.	5.375%	5/15/30	15,000	15,734
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24 (4)	11,175	12,018
Los Angeles CA USD GO	5.000%	7/1/27	8,000	8,593
Los Angeles CA USD GO	4.500%	1/1/28 (14)	9,750	9,669
Los Angeles CA Wastewater System Rev.	5.750%	6/1/27	7,780	8,975
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	2,500	3,066
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	11,000	12,853
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	11,300	12,101
Napa Valley CA USD Election GO	4.500%	8/1/37 (4)	11,635	11,421
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,463
Northstar Community Services Dist. CA Special Tax Community Fac. Dist.	5.000%	9/1/37	15,000	10,342
Oakland CA USD GO	6.125%	8/1/29	4,000	4,301
Palo Alto CA USD GO	0.000%	8/1/30	21,100	7,294
Palomar Pomerado Health System California GO	0.000%	8/1/38 (12)	10,740	7,063
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/38	23,000	21,008
Roseville CA Electric System Rev.	5.000%	2/1/37	11,000	11,345
Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	15,000	15,724
Sacramento County CA Airport Rev.	6.000%	7/1/41	9,500	10,377
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,820
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	34,153
San Diego CA Community College Dist. GO	5.250%	8/1/33	5,500	5,965
San Diego CA Public Fac. Financing Auth. Sewer Rev.	5.250%	5/15/39	5,000	5,365
San Diego CA USD GO	5.500%	7/1/19 (14)	10,140	11,919
San Diego CA USD GO	5.500%	7/1/21 (14)	12,725	14,851
San Diego CA USD GO	0.000%	7/1/45	29,520	3,459
San Francisco CA City & County International Airport Rev.	5.000%	5/1/17	3,000	3,489
San Francisco CA City & County International Airport Rev.	5.250%	5/1/32	5,000	5,230
San Francisco CA City & County International Airport Rev.	6.000%	5/1/39	2,130	2,393
San Francisco CA City & County International Airport Rev. VRDO	0.260%	11/5/10 LOC	22,000	22,000
San Francisco CA City & County Redev. Financing Auth. Tax Allocation (Mission Bay South)	6.625%	8/1/39	2,000	2,186
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/24 (14)	2,000	752
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.	0.000%	1/15/25 (14)	15,900	5,478
Santa Margarita CA Water Dist. Special Tax Community Fac. Dist. No. 99-1	6.000%	9/1/13 (Prere.)	3,000	3,452
Santa Monica CA Community College Dist.	0.000%	8/1/24	5,000	2,552
Santa Monica CA Community College Dist.	0.000%	8/1/25	5,490	2,638
Simi Valley CA School Financing Auth. Rev.	5.000%	8/1/27 (4)	10,000	10,857
Southern California Public Power Auth. Rev.	5.000%	7/1/27	5,000	5,439
Southern California Public Power Auth. Rev.	5.000%	7/1/29	2,500	2,686
Southern California Public Power Auth. Rev. (Transmission Project)	5.000%	7/1/20	10,505	12,082
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	0.280%	11/5/10 (4)	22,040	22,040
Turlock CA Irrigation Dist. Rev.	5.000%	1/1/35	6,385	6,584
Univ. of California Rev.	4.500%	5/15/31 (4)	4,900	4,914
Victor Valley CA Community College Dist.	6.000%	8/1/39	8,000	8,717
Walnut CA Energy Center Auth. Rev.	5.000%	1/1/35	10,000	10,341
West Contra Costa CA USD	6.000%	8/1/27	3,000	3,378
				921,000
Colorado (3.3%)
Aurora CO Hosp. Rev. (Children’s Hosp.)	5.000%	12/1/40	5,000	5,057
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,406
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,550
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,128
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,349
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,438
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	4.500%	9/1/38	23,975	23,161
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.000%	9/1/41	7,500	7,575

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/26	1,000	960
Colorado Health Fac. Auth. Rev. (Christian Living Communities)	5.750%	1/1/37	2,250	2,016
Colorado Health Fac. Auth. Rev. (Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	15,001
Colorado Health Fac. Auth. Rev. (Evangelical)	6.125%	6/1/38	7,000	7,198
Denver CO City & County Airport Rev.	5.000%	11/15/12 (14)	4,205	4,517
Denver CO City & County Airport Rev.	5.250%	11/15/36	7,500	7,908
Denver CO City & County Airport Rev. PUT	5.250%	5/15/11	10,000	10,230
Denver CO City & County School Dist.	5.250%	12/1/24	3,250	3,747
Denver CO City & County School Dist.	5.500%	12/1/26	2,500	2,910
Denver CO City & County Single Family Mortgage Rev.	5.550%	12/1/39	2,763	2,945
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/12 (14)	26,795	25,092
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/13 (14)	5,000	4,482
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/14 (14)	8,000	6,860
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/15 (14)	5,000	4,067
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/18 (14)	5,000	3,364
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/24 (14)	29,225	12,758
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/25 (14)	14,900	6,004
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/27 (14)	36,465	12,541
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/29 (14)	21,600	6,379
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/30 (14)	14,200	3,893
Northwest Parkway Public Highway Auth. Colorado Convertible Rev.	0.000%	6/15/16 (Prere.)	10,000	11,620
Regional Transp. Dist. of Colorado Sales Tax Rev.	6.000%	1/15/34	1,000	1,057
Regional Transp. Dist. of Colorado Sales Tax Rev.	6.000%	1/15/41	8,500	8,960
				233,173
Connecticut (0.4%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/28	25,250	25,881

Delaware (0.0%)
Delaware Housing Auth. Single Family Mortgage Rev.	5.875%	1/1/38	3,230	3,490

District of Columbia (0.8%)
District of Columbia Income Tax Rev.	5.000%	12/1/19	7,000	8,316
District of Columbia Water & Sewer Auth. Public Util. Rev.	5.500%	10/1/39	10,000	10,903
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.500%	10/1/13 (14)	2,500	2,619
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.500%	10/1/16 (14)	2,775	2,905
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.500%	10/1/17 (14)	2,000	2,092
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.500%	10/1/18 (14)	2,000	2,090
Metro. Washington DC/VA Airports Auth. Airport System Rev.	5.250%	10/1/25	15,000	16,813
Metro. Washington DC/VA Airports Auth. Dulles Toll Road Rev.	5.000%	10/1/39	8,000	8,323
Washington DC Metro. Area Transit Auth. Rev.	5.125%	7/1/32	1,000	1,079
				55,140
Florida (6.9%)
Alachua County FL IDR (North Florida Retirement Village)	5.625%	11/15/22	5,000	4,871
Alachua County FL IDR (North Florida Retirement Village)	5.875%	11/15/36	5,000	4,458
Beacon Lakes FL Community Dev.	6.900%	5/1/35	15,915	15,964
Brevard County FL School Board COP	5.000%	7/1/27 (2)	12,895	13,345
Broward County FL Educ. Fac. Auth. Rev. (Nova Southeastern Univ. Project) VRDO	0.310%	11/1/10 LOC	2,300	2,300
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,488
Citizens Property Insurance Corp. Florida (High Risk Account)	5.500%	6/1/14	7,500	8,121
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/15	25,000	26,856
Citizens Property Insurance Corp. Florida (High Risk Account)	5.000%	6/1/16	6,000	6,433
Citizens Property Insurance Corp. Florida (High Risk Account)	5.250%	6/1/17	5,000	5,397
East Homestead Community Dev. Dist. Florida Special Assessment Rev.	5.000%	5/1/11	2,765	2,192
Escambia County FL Environmental Improvement Rev.	5.750%	11/1/27	6,000	6,074
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/21 (14)	14,455	16,133
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/26	5,000	5,547
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/27	4,000	4,524
Florida Housing Finance Agency Rev.	5.750%	1/1/37	18,715	20,414
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.750%	1/1/37	9,670	10,548
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/48	12,325	13,239
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/15	5,000	5,491
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/16	5,000	5,499
Florida Muni. Power Agency Rev.	6.250%	10/1/31	3,250	3,757
Gainsville FL Util. System Rev. VRDO	0.320%	11/1/10	8,035	8,035
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/16 (Prere.)	365	440
Highlands County FL Health Rev. (Adventist Health System)	5.250%	11/15/36	14,435	14,742
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/37	5,000	5,447
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34	2,185	2,193
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/41	10,000	9,954
Hillsborough County FL IDA (Univ. Community Hosp.)	5.625%	8/15/18 (Prere.)	6,000	7,361
Jupiter Island FL Util. Rev.	5.000%	10/1/39	11,005	11,676

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35 (14)	41,250	41,337
Miami-Dade County FL Aviation - Miami International Airport	5.125%	10/1/24 (14)	18,575	19,017
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/27	7,170	7,454
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/28	13,440	13,875
Miami-Dade County FL Aviation - Miami International Airport	5.375%	10/1/35	11,000	11,424
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/37 (14)	500	502
Miami-Dade County FL Aviation - Miami International Airport	5.000%	10/1/38 (11)	8,770	8,358
Miami-Dade County FL Aviation - Miami International Airport	5.375%	10/1/41	5,000	5,161
Miami-Dade County FL Expressway Auth. Toll System Rev.	5.000%	7/1/40	6,500	6,614
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.750%	6/1/39 (12)	5,250	5,649
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,569
Miami-Dade County FL School Board COP	5.000%	11/1/31 (2)	6,650	6,695
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/39	5,250	5,435
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.375%	7/1/20	1,100	1,049
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare)	5.700%	7/1/26	1,000	930
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.000%	7/1/12	2,100	2,100
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/32	1,200	1,050
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Tower)	5.500%	7/1/38	1,500	1,317
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/21 (4)	25,000	28,294
Orlando FL Special Assessment Rev. (Conroy Road Interchange)	5.800%	5/1/26	3,000	2,949
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/17 (ETM)	2,200	2,603
Palm Beach County FL Airport System Rev.	5.750%	10/1/12 (14)	7,220	7,799
Palm Beach County FL Airport System Rev.	5.750%	10/1/14 (14)	6,440	7,323
Palm Beach County FL Solid Waste Auth. Rev.	5.000%	10/1/24 (13)	3,500	3,843
Palm Glades Comm. Dev. Dist. (Florida Supplemental Assessment)	4.850%	8/1/11	2,165	1,538
Putman County FL Auth. PCR PUT	5.350%	5/1/18 (2)	8,700	9,633
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.)	5.500%	7/1/34	3,500	3,662
St. Petersburg FL Health Fac. Auth. Rev. (All Childrens Hosp.)	6.500%	11/15/39	8,000	8,957
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare)	6.375%	12/1/30	18,000	18,010
				488,646
Georgia (1.7%)
Atlanta GA Airport Fac. Rev.	5.000%	1/1/30 (4)	10,000	10,318
Atlanta GA Water & Wastewater Rev.	6.250%	11/1/34	2,500	2,827
Atlanta GA Water & Wastewater Rev.	6.250%	11/1/39	15,000	16,867
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	5.050%	1/12/12	6,000	6,271
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	5.500%	1/1/33	5,000	5,266
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch Cos., Inc.)	7.400%	11/1/10	5,000	5,002
Dalton County GA Dev. Auth. (Hamilton Health Care System)	5.500%	8/15/17 (14)	5,000	5,359
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/34	2,000	1,841
Georgia Housing Finance Auth. Rev.	5.000%	12/1/26	4,320	4,421
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/18 (14)	4,060	4,827
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/18	5,000	5,461
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.000%	3/15/19	15,000	16,213
Main Street Natural Gas Inc. Georgia Gas Project Rev.	5.500%	9/15/28	7,195	7,529
Marietta GA Dev. Auth. Rev.	7.000%	6/15/30	4,000	4,085
Marietta GA Dev. Auth. Rev.	7.000%	6/15/39	6,000	6,081
Muni. Electric Auth. Georgia Rev.	5.000%	1/1/20	7,000	8,030
Muni. Electric Auth. Georgia Rev. (General Resolution Projects)	5.500%	1/1/26	7,000	7,751
Richmond County GA Dev. Auth. Environmental Improvement Rev.	5.750%	11/1/27	3,000	3,039
				121,188
Guam (0.8%)
Guam Govt. GO	5.000%	11/15/23	4,500	4,266
Guam Govt. GO	5.125%	11/15/27	5,000	4,775
Guam Govt. GO	6.750%	11/15/29	8,000	8,861
Guam Govt. GO	5.250%	11/15/37	20,400	19,528
Guam Govt. GO	7.000%	11/15/39	10,000	11,204
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	6.000%	7/1/25	2,000	2,050
Guam Govt. Waterworks Auth. Water & Wastewater System Rev.	5.875%	7/1/35	5,000	5,066
				55,750
Hawaii (0.4%)
Hawaii Dept. of Budget & Finance Rev. (Kahala Nui Project)	8.000%	11/15/33	8,750	9,348
Hawaii Pacific Health Rev.	5.500%	7/1/40	7,000	6,919
Hawaii Pacific Health Rev.	5.750%	7/1/40	3,000	3,106
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/17 (14)	6,000	4,837
Honolulu HI City & County Wastewater System Rev.	0.000%	7/1/18 (14)	2,000	1,531
				25,741
Idaho (0.4%)
Idaho Health Fac. Auth. Rev. (St. Lukes Medical Center)	5.000%	7/1/35	4,000	4,095
Idaho Housing & Finance Assn.	5.000%	7/15/23	8,430	9,392
Idaho Housing & Finance Assn. RAN	5.000%	7/15/27	7,000	7,569

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho Housing & Finance Assn. Single Family Mortgage Rev.	5.125%	1/1/29	2,815	2,845
Madison County ID Hosp. Rev.	5.250%	9/1/37	1,650	1,444
				25,345
Illinois (4.4%)
1 Chicago IL Board of Educ. GO	5.000%	12/1/31	5,000	5,131
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,795	9,161
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,445	8,760
Chicago IL GO	5.000%	12/1/23	6,970	7,600
Chicago IL GO	0.000%	1/1/26 (14)	2,755	2,956
Chicago IL GO	0.000%	1/1/27 (14)	2,630	2,814
Chicago IL Midway Airport Rev.	5.500%	1/1/14 (4)	6,410	6,511
Chicago IL Midway Airport Rev.	5.500%	1/1/15 (4)	4,760	4,833
Chicago IL Midway Airport Rev.	5.500%	1/1/16 (4)	7,135	7,240
Chicago IL Midway Airport Rev.	5.500%	1/1/17 (4)	7,525	7,632
Chicago IL Midway Airport Rev.	5.500%	1/1/18 (4)	7,940	8,048
Chicago IL O’Hare International Airport Rev.	5.250%	1/1/30	3,655	3,879
Chicago IL Park Dist.	5.000%	1/1/33	4,500	4,685
Chicago IL Public Building Comm. GO	7.000%	1/1/20 (ETM)	10,000	13,119
Chicago IL Water Rev.	5.250%	11/1/38	15,000	15,915
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/14 (Prere.)	500	581
Illinois Finance Auth. Gas Supply Rev. (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,894
Illinois Finance Auth. Rev. (Childrens Memorial Hosp.)	5.375%	8/15/39	22,500	22,619
Illinois Finance Auth. Rev. (Little Co. Mary Hosp.)	5.375%	8/15/40	4,500	4,424
Illinois Finance Auth. Rev. (Navistar International Project)	6.500%	10/15/40	11,000	11,413
Illinois Finance Auth. Rev. (Northwestern Community Hosp.)	5.375%	7/1/33	6,000	6,339
2 Illinois Finance Auth. Rev. (Northwestern Univ.) TOB VRDO	0.300%	11/1/10	3,920	3,920
Illinois Finance Auth. Rev. (OSF Healthcare System)	7.000%	11/15/29	10,000	11,339
Illinois Finance Auth. Rev. (OSF Healthcare System)	5.750%	11/15/37	8,185	8,389
Illinois Finance Auth. Rev. (OSF Healthcare System)	6.000%	5/15/39	6,500	6,857
Illinois Finance Auth. Rev. (Riverside Health System)	6.250%	11/15/35	4,600	4,911
Illinois Finance Auth. Rev. (Rockford Memorial Hospital) VRDO	0.280%	11/5/10 LOC	20,200	20,200
Illinois Finance Auth. Rev. (Rush Univ. Medical Center)	6.625%	11/1/39	10,000	10,970
Illinois Finance Auth. Rev. (Silver Cross & Medical Centers)	7.000%	8/15/44	14,000	15,623
Illinois Finance Auth. Rev. (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	2,417
Illinois Finance Auth. Rev. (Univ. of Chicago Medical Center)	5.000%	8/15/21	6,000	6,616
3 Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/35	4,000	2,200
Illinois GO	5.000%	1/1/16 (4)	8,000	8,809
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,113
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,502
Illinois Sports Fac. Auth. Rev.	0.000%	6/15/30 (2)	8,635	9,147
Illinois State Build Rev.	5.000%	6/15/17	7,000	8,057
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.250%	1/1/30	5,000	5,404
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.000%	1/1/31	6,000	6,334
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/42 (14)	10,000	10,095
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.000%	6/15/44 (4)	10,000	1,279
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.250%	6/15/50	7,210	7,329
				312,065
Indiana (1.7%)
Indiana Dev. Finance Auth. IDR (Republic Services Inc.) VRDO	0.310%	11/1/10 LOC	7,100	7,100
Indiana Finance Auth. Rev. (Duke Energy Project)	4.950%	10/1/40	10,015	10,156
Indiana Health Fac. Auth. Finance Auth. Rev. (Clarian Health Obligation Group)	5.000%	2/15/39	17,535	16,891
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)	7.375%	7/1/23 (ETM)	19,400	26,876
Indiana Muni. Power Agency Rev.	6.000%	1/1/39	13,275	14,594
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/11	3,055	3,164
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/17	13,500	14,563
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/14	18,160	19,638
Indianapolis IN Local Public Improvement Rev. (Bond Bank Infrastructure)	5.000%	1/1/30 (12)	2,720	2,923
Rockport IN PCR (Michigan Power Company) PUT	6.250%	6/2/14	6,750	7,550
				123,455
Iowa (0.4%)
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (Grinnell College Project)	5.000%	12/1/19	2,500	2,999
Tobacco Settlement Financing Corp. Iowa Rev.	0.000%	6/1/34	25,000	22,302
				25,301
Kansas (0.6%)
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/26	2,000	1,924
Olathe Kansas Senior Living Fac. Rev. Catholic Care Campus Inc.	6.000%	11/15/38	2,000	1,824
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/11 (Prere.)	8,985	9,183
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/11 (Prere.)	21,100	21,611
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/36	9,330	9,471
				44,013

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky (0.6%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.650%	1/1/17 (2)	8,000	8,016
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)	5.700%	1/1/21 (2)	1,750	1,752
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	9/1/17 (14)	7,500	8,408
Kentucky Housing Corp. Rev.	5.250%	7/1/32	8,420	8,931
Kentucky Turnpike Auth. Econ. Dev. Road Rev.	5.000%	7/1/25	2,335	2,591
Louisville & Jefferson County KY Metro. Health Fac. Rev.	5.750%	2/1/27	9,400	9,906
				39,604
Louisiana (2.2%)
East Baton Rouge LA Sewer Commission Rev.	5.250%	2/1/39	7,500	8,012
Louisiana Housing Finance Agency Single Family Mortgage Rev. Home Ownership	5.950%	6/1/38	7,390	8,124
Louisiana Local Govt. Environment Fac. & Community (Westlake Chemical Corp.) PUT	6.500%	8/1/29	7,500	7,980
Louisiana Local Govt. Environment Fac. & Community Dev. Auth. Rev. (Women’s Hosp.)	5.875%	10/1/40	13,990	14,343
Louisiana Local Govt. Environment Fac. & Community Dev. Auth. Rev. (Women’s Hosp.)	6.000%	10/1/44	8,095	8,326
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.250%	5/15/38	26,500	25,748
Louisiana State Citizens Property Insurance Corp. Assessment Rev.	6.750%	6/1/26 (12)	6,000	7,027
New Orleans LA Aviation Board Rev.	6.000%	1/1/23 (12)	5,000	5,762
Saint John Baptist Parish Louisiana Rev. (Marathon Oil Corp.)	5.125%	6/1/37	34,200	33,817
St. James Parish LA Rev. (Nustar Logistics LP Project) VRDO	0.280%	11/5/10 LOC	22,500	22,500
Tobacco Settlement Financing Corp. Louisiana Rev.	5.875%	5/15/39	11,995	12,103
				153,742
Maine (0.1%)
Maine Health & Higher Educ. Fac. Auth. Rev.	5.000%	7/1/39	8,000	8,473

Maryland (1.3%)
Baltimore MD Special Obligation Rev.	7.000%	9/1/38	8,000	8,262
Maryland Dept. of Housing & Community Dev. Rev.	5.750%	3/1/41	9,700	10,513
Maryland Dept. of Housing & Community Dev. Rev. VRDO	0.300%	11/5/10	19,000	19,000
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/16	3,000	2,576
Maryland Econ. Dev. Corp. Rev. (Chesapeake Bay Conference Center)	5.000%	12/1/31	4,000	2,770
Maryland Health & Higher Educ. Fac. Auth. Rev. (King Farm Presbyterian Community)	5.000%	1/1/17	9,145	8,940
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	8,070	8,337
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.250%	7/1/11 (Prere.)	15,500	16,013
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	5.750%	7/1/11 (Prere.)	3,930	4,073
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.000%	7/1/12 (Prere.)	3,000	3,271
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	5.500%	5/1/20	420	419
Maryland Ind. Dev. Financing Auth. Econ. Dev. Rev. (Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,985
Maryland State & Local Fac. Rev.	5.000%	2/15/15 (Prere.)	6,000	6,984
				93,143
Massachusetts (2.3%)
Massachusetts College Building Auth. Rev.	5.000%	5/1/29	1,500	1,637
Massachusetts College Building Auth. Rev.	5.000%	5/1/30	1,500	1,626
Massachusetts Dept. of Transp. Metro Highway System Rev.	5.000%	1/1/32	12,500	13,147
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.125%	7/1/40	9,000	8,871
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,420
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.250%	7/1/38	8,440	8,083
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.700%	7/1/15	15,960	15,998
4 Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/36	5,100	5,762
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/19	7,005	8,071
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.125%	2/16/12	6,000	6,197
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.) PUT	4.100%	4/19/12	2,000	2,079
Massachusetts Health & Educ. Fac. Auth. Rev. (Suffolk Univ.)	6.250%	7/1/30	5,000	5,520
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	1,560	1,604
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	17,174
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/15 (14)	7,535	7,862
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24 (4)	9,000	9,947
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/26 (4)	12,570	13,616
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/30 (4)	10,000	10,582
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/14 (Prere.)	15,000	17,209
				164,405
Michigan (3.1%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/12 (Prere.)	11,000	11,927
Detroit MI Sewer System Rev.	5.125%	7/1/33 (14)	6,030	6,049
Detroit MI Sewer System Rev.	7.500%	7/1/33 (4)	12,000	14,623
Detroit MI Water Supply System Rev.	7.000%	7/1/36 (4)	4,500	5,268
1 Jackson County MI Hosp. Finance Auth. Rev. (Allegiance Health)	5.250%	6/1/37	10,000	9,873
Kalamazoo MI Hosp. Financing Auth. Rev. (Bronson Methodist Hosp.)	5.000%	5/15/30	10,000	9,950
Michigan GO	5.250%	9/15/26 (4)	12,000	12,894
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	11/15/22	8,655	9,534
Michigan Hosp. Finance Auth. Rev. (Henry Ford Health System)	5.250%	11/15/46	44,500	44,413
Michigan Hosp. Finance Auth. Rev. (MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,402

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.310%	11/1/10	18,495	18,495
Michigan Housing Dev. Auth. Rev. (Rental Housing) VRDO	0.330%	11/1/10 (4)	11,455	11,455
Michigan Muni. Bond Auth. Rev.	5.000%	10/1/29	5,190	5,744
Michigan Tobacco Settlement Financing Auth. Rev.	6.875%	6/1/42	15,000	15,065
Michigan Tobacco Settlement Financing Auth. Rev.	6.000%	6/1/48	4,775	3,796
Royal Oak Hosp. Finance Auth. MI (Beaumont Hosp.)	6.000%	8/1/39	7,000	7,250
Saginaw MI Hosp. Fin. Auth. Hosp. Rev. (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	9,839
Wayne County Michigan Airport Auth. Rev. (Detroit Metropolitan Wayne County Airport) VRDO	0.300%	11/5/10 LOC	9,050	9,050
Wayne County Michigan Airport Auth. Rev. (Detroit Metropolitan Wayne County Airport) VRDO	0.300%	11/5/10 LOC	13,785	13,785
				223,412
Minnesota (0.5%)
Dakota County MN Community Dev. Agency Multifamily Housing Rev. (Highview Hills)	7.000%	8/1/45	8,000	8,027
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/28	4,500	4,584
Maple Grove MN Health Care System Rev. (Maple Grove Hosp. Corp.)	5.250%	5/1/37	9,250	9,296
Minneapolis MN Health Care System (Fairview Health Services)	6.750%	11/15/32	8,250	9,407
Minnesota Housing Finance Agency Residential Housing Finance VRDO	0.300%	11/5/10	6,495	6,495
				37,809
Mississippi (0.2%)
Mississippi Dev. Bank Special Obligation Muni. Energy Agency Rev.	5.000%	3/1/31 (10)	11,365	11,391

Missouri (1.4%)
Kansas City MO Special Obligation VRDO	0.280%	11/5/10 LOC	5,900	5,900
Kirkwood MO IDA Retirement Community Rev. (Aberdeen Heights)	8.250%	5/15/39	5,000	5,290
Kirkwood MO IDA Retirement Community Rev. (Aberdeen Heights)	8.250%	5/15/45	5,000	5,180
Missouri Dev. Finance Board Infrastructure Fac. Branson Landing Rev.	5.000%	6/1/35	9,000	8,548
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.250%	11/15/29	1,400	1,429
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Cox Health)	5.500%	11/15/33	6,500	6,678
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke’s Health System)	5.000%	11/15/40	6,000	6,056
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.050%	3/1/37	7,345	7,822
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	6.000%	3/1/38	3,280	3,517
Missouri Housing Dev. Corp. Single Family Mortgage Rev.	5.600%	9/1/38	6,505	6,935
Missouri Joint. Muni. Electric Util. Comm. Power Project Rev. (Plum Point Project)	5.000%	1/1/28 (14)	5,000	5,050
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/27 (14)	10,000	10,607
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/28 (14)	10,000	10,557
St. Louis MO Airport Rev. Lambert-St. Louis International Airport	5.500%	7/1/29 (14)	6,000	6,301
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/37	11,000	10,494
				100,364
Montana (0.3%)
Montana Board Housing (Single Family Mortgage) Rev.	5.750%	12/1/37	4,075	4,396
Montana Fac. Finance Auth. Rev.	4.750%	1/1/40	15,000	15,518
				19,914
Nebraska (0.5%)
Lancaster County NE Hosp. Auth. Rev. (BryanLGH Medical Center)	5.250%	6/1/11 (Prere.)	5,500	5,662
Nebraska Public Power Dist. Rev.	5.000%	1/1/38	6,500	6,778
Omaha NE Public Power Dist. Electric Rev.	5.000%	2/1/42 (2)	19,275	19,762
Washington County NE Ind. Dev. Rev. (Cargill Dow Polymers LLC) VRDO	0.280%	11/5/10 LOC	5,400	5,400
				37,602
Nevada (0.6%)
Clark County NV Ind. Dev. Rev. (Southwest Gas Corp.) VRDO	0.280%	11/5/10 LOC	7,100	7,100
Clark County NV School Dist. GO	5.000%	6/15/25	10,000	10,788
Henderson NV Health Care Fac. Rev. (Catholic Healthcare West)	5.250%	7/1/31	11,750	12,055
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	5,000	5,445
Sparks NV Local Improvement Dist. Rev.	6.500%	9/1/20	3,210	3,215
Sparks NV Local Improvement Dist. Rev.	6.750%	9/1/27	3,785	3,681
				42,284
New Jersey (6.5%)
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/19	2,000	1,816
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.000%	1/1/29	7,500	6,133
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	10,000	8,288
Hudson County NJ Improvement Auth. Solid Waste Systems Rev.	6.125%	1/1/29	2,000	1,646
New Jersey COP	5.250%	6/15/27	5,000	5,376
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,833
New Jersey Econ. Dev. Auth. Retirement Community Rev. (Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,765
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/29	20,000	19,684
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/31	6,500	6,337
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road Landfill - DST Project Elizabeth)	6.375%	5/15/14 (Prere.)	2,250	2,671
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.000%	1/1/15	825	825
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.750%	1/1/25	710	684
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project)	5.875%	1/1/37	1,230	1,100
New Jersey Econ. Dev. Auth. Rev. (Montclair Univ. Student Housing)	5.750%	6/1/31	4,000	4,183

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24 (14)	18,055	20,050
New Jersey Econ. Dev. Auth. Rev. (Presbyterian Home at Montgomery)	6.375%	11/1/31	10,000	9,430
New Jersey Econ. Dev. Auth. Rev. (School Fac. Construction)	5.250%	9/1/28	10,200	11,109
New Jersey Econ. Dev. Auth. Rev. VRDO	0.250%	11/5/10 LOC	18,900	18,900
New Jersey Econ. Dev. Auth. Special Fac. Rev. (Continental Airlines, Inc.)	6.625%	9/15/12	12,000	12,162
New Jersey Educ. Fac. Auth. Rev. (Richard Stockton College)	5.375%	7/1/38	3,395	3,593
New Jersey Educ. Fac. Auth. Rev. (Univ. Medical & Dentistry)	7.500%	12/1/32	6,500	7,544
New Jersey Environmental Infrastructure Trust	5.000%	9/1/15	4,465	5,248
New Jersey GO	5.000%	8/15/20	5,000	5,879
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	0.270%	11/5/10 LOC	25,000	25,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	0.270%	11/5/10 LOC	17,750	17,750
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.000%	7/1/22	2,400	2,517
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.750%	7/1/33	6,700	7,166
2 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	0.300%	11/5/10 (12)	9,585	9,585
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	1,315	1,410
New Jersey Transp. Corp. COP	5.750%	9/15/15	26,620	28,371
New Jersey Transp. Corp. COP	5.000%	9/15/19 (4)	7,000	7,437
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/17 (4)	7,000	8,307
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19	14,000	16,287
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21	14,000	16,467
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (14)	10,000	11,702
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25 (2)	30,000	14,087
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/27	15,000	6,164
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28	3,430	1,310
New Jersey Transp. Trust Fund Auth. Rev.	5.625%	12/15/28	20,000	21,930
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/38 (12)	8,000	8,855
New Jersey Turnpike Auth. Rev.	0.000%	1/1/35 (2)	21,495	17,879
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35	9,400	10,041
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40	7,000	7,559
New Jersey Turnpike Auth. Rev. VRDO	0.340%	11/5/10 (4)	17,000	17,000
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	3,845	3,599
Tobacco Settlement Financing Corp. New Jersey Rev.	4.625%	6/1/26	46,750	41,030
				457,709
New Mexico (0.9%)
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/21	10,000	11,911
New Mexico Finance Auth. Transp. Rev.	5.000%	12/15/26	8,000	8,772
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	28,885
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.600%	7/1/38	6,750	7,252
New Mexico Mortgage Finance Auth. Single Family Mortgage	5.300%	1/1/39	5,135	5,463
				62,283
New York (10.0%)
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	6.375%	7/15/43	5,000	5,431
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	5,000	5,548
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	3,745	4,107
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,916
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (14)	16,500	15,758
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47	2,250	2,254
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/12 (4)	10,000	9,861
Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/22	10,000	11,467
Long Island NY Power Auth. Electric System Rev.	5.500%	4/1/24	5,000	5,646
Long Island NY Power Auth. Electric System Rev.	5.000%	9/1/35	10,340	10,677
Metro. New York Transp. Auth. Rev.	5.000%	11/15/18	2,500	2,891
Metro. New York Transp. Auth. Rev.	5.250%	11/15/20 (14)	6,650	7,771
Metro. New York Transp. Auth. Rev.	5.250%	11/15/20 (12)	8,415	10,081
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	12,205	12,547
Metro. New York Transp. Auth. Rev.	5.000%	11/15/33 (2)	7,900	8,119
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/20 (14)(ETM)	9,000	11,216
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,459
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/18 (2)	5,000	5,950
Metro. New York Transp. Auth. Rev. PUT	5.000%	11/15/13	10,000	11,028
Nassau County NY GO	4.000%	10/1/21	9,400	10,053
New York City NY GO	5.000%	8/1/17	7,000	8,175
New York City NY GO	5.000%	3/1/18	1,990	2,311
New York City NY GO	5.000%	8/1/19	30,000	34,920
New York City NY GO	5.000%	8/1/20	5,000	5,773
New York City NY GO	5.000%	1/1/25	5,750	6,172
New York City NY GO	5.000%	8/1/26	5,000	5,474
New York City NY GO	5.000%	11/1/26	15,000	16,098
New York City NY Health & Hosp. Corp. Rev. (Health System)	5.000%	2/15/30	6,000	6,356
2 New York City NY Housing Dev. Corp. Multi-Family Rev. TOB VRDO	0.340%	11/5/10	5,445	5,445
New York City NY IDA (Yankee Stadium)	0.000%	3/1/26 (12)	5,000	2,337

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY IDA (Yankee Stadium)	0.000%	3/1/27 (12)	4,195	1,842
New York City NY IDA (Yankee Stadium)	0.000%	3/1/28 (12)	4,200	1,730
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (14)	8,075	8,115
New York City NY IDA Special Fac. Rev.	7.750%	8/1/31	31,000	32,893
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	3,250	3,528
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	3,500	3,785
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	4,500	4,823
New York City NY IDA Special Fac. Rev. PUT	5.500%	1/1/16	4,000	4,255
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/31	10,000	10,926
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35	7,500	8,014
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/35 (14)	22,035	22,894
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/39	4,825	5,145
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.250%	6/15/40	15,000	16,345
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (14)	9,000	9,818
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/33	5,000	5,376
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/34	8,650	9,131
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/34	6,000	6,425
New York City NY Transitional Finance Auth. Rev. Future Tax	5.000%	11/1/22	6,475	7,439
New York Liberty Dev. Corp. Rev.	6.375%	7/15/49	8,750	9,375
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/19 (2)	5,000	6,065
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22 (4)	5,500	6,062
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28	6,750	7,397
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/29	5,125	5,582
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	2/15/35	7,000	7,539
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/13	13,380	15,514
New York State Dormitory Auth. Rev. Non State Supported Debt
(Long Island Jewish Obligated Group)	1.042%	5/1/18	23,090	20,637
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.250%	7/1/24	3,955	4,129
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.625%	7/1/37	8,750	9,071
New York State Dormitory Auth. Rev. State Supported Debt (State Univ. Dormitory Fac.)	5.000%	7/1/35	2,000	2,131
New York State Dormitory Auth. Rev. State Supported Debt (State Univ. Dormitory Fac.)	5.000%	7/1/40	4,000	4,242
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	10/15/35	5,815	6,185
New York State GO	5.000%	2/1/30	3,000	3,296
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.900%	11/1/10 (14)	6,410	6,411
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.000%	11/1/11 (14)	5,770	5,784
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	5.100%	11/1/12 (14)	7,190	7,206
2 New York State Mortgage Agency Rev. TOB VRDO	0.300%	11/1/10	7,745	7,745
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	20,000	24,146
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/28	3,000	3,281
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	12/15/28	5,000	5,456
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/12	16,000	16,503
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/13	12,500	12,843
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.625%	11/15/14	3,000	3,076
Port Auth. of New York & New Jersey Rev.	5.750%	3/15/35	25,000	27,325
Port Auth. of New York & New Jersey Rev.	5.000%	9/15/36	6,000	6,463
Suffolk NY Tobacco Asset Securitization Corp. Rev.	5.375%	6/1/28	6,120	5,614
Suffolk NY Tobacco Asset Securitization Corp. Rev.	0.000%	6/1/44	4,500	3,854
Suffolk NY Tobacco Asset Securitization Corp. Rev.	6.000%	6/1/48	3,500	3,292
Ulster County NY IDA Rev.	6.000%	9/15/37	10,500	8,858
Ulster County NY IDA Rev.	6.000%	9/15/42	7,000	5,828
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/25	11,500	11,501
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/30	20,000	20,002
				706,738
North Carolina (1.3%)
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.250%	1/15/39	2,500	2,650
Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.)	5.000%	1/15/47	8,000	8,194
Mecklenburg County NC GO	5.000%	8/1/14	2,450	2,820
New Hanover County NC Hosp. Rev. (New Hanover Regional Medical Center)	5.125%	10/1/31 (4)	2,500	2,640
North Carolina Capital Fac. Financial Solid Waste Disposal Rev. (Duke Energy)	4.625%	11/1/40	11,000	10,704
North Carolina Eastern Muni. Power Agency Power Systems Rev.	5.000%	1/1/23	5,250	5,782
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/13	7,455	8,077
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/16	3,000	3,243
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/17	2,000	2,162
North Carolina Eastern Muni. Power Agency Rev.	5.000%	1/1/26	5,000	5,342
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	1/1/38	2,745	2,901
North Carolina Housing Finance Agency Homeownership Rev.	5.500%	7/1/38	7,055	7,592
North Carolina Medical Care Comm. Health Care Fac. (Pennbyrn)	6.125%	10/1/35	9,500	7,908
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.000%	10/1/23	1,850	1,773
North Carolina Medical Care Comm. Health Care Fac. (Salemtowne)	5.100%	10/1/30	1,155	1,054
North Carolina Medical Care Comm. Health Care Fac. Rev.
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	4,500	4,567
North Carolina Medical Care Comm. Hosp. (North Carolina Baptist Hosp.)	5.250%	6/1/29	10,000	10,797

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/27	2,750	2,704
North Carolina Medical Care Comm. Retirement Fac. Rev. (Givens Estates)	5.000%	7/1/33	3,000	2,848
				93,758
Ohio (3.2%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,931
American Muni. Power Ohio Inc. Rev. (Electricity Purchase)	5.000%	2/1/12	11,500	12,115
American Muni. Power Ohio Inc. Rev. (Electricity Purchase)	5.000%	2/1/13	7,000	7,526
American Muni. Power Ohio Inc. Rev. (Prairie State Energy Campus Project)	5.000%	2/15/38	17,000	17,342
Bowling Green State Univ. Ohio Student Housing Rev. (State Univ. Project)	5.750%	6/1/31	5,000	5,085
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.125%	6/1/24	43,100	37,521
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/30	17,585	14,753
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.750%	6/1/34	29,195	23,176
Buckeye OH Tobacco Settlement Financing Corp. Rev.	0.000%	6/1/37	5,000	3,465
Buckeye OH Tobacco Settlement Financing Corp. Rev.	5.875%	6/1/47	7,300	5,559
Ohio Building Auth. Rev.	5.000%	10/1/19	4,705	5,519
Ohio Building Auth. Rev.	5.000%	10/1/23	2,000	2,262
Ohio Building Auth. Rev.	5.000%	10/1/23	5,740	6,492
Ohio Building Auth. Rev.	5.000%	10/1/24	4,000	4,484
Ohio Common Schools GO	4.500%	9/15/25	9,850	10,296
Ohio GO	4.500%	9/15/22 (14)	2,030	2,166
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32	3,595	3,842
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hosp. Health System)	5.250%	1/15/46	12,000	12,164
Ohio State Hosp. Rev. (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	11,750	12,654
Ohio Water Dev. Auth. PCR (FirstEnergy Generation Corp. Project) VRDO	0.300%	11/1/10 LOC	2,500	2,500
Ohio Water Dev. Auth. Rev.	5.000%	6/1/20	5,000	5,963
Scioto County OH Marine Terminal Fac. (Norfolk Southern Corp.)	5.300%	8/15/13	14,750	14,785
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/26 (4)	5,000	5,392
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/28 (4)	2,500	2,665
				228,657
Oklahoma (0.5%)
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.750%	9/1/36	4,090	4,455
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.800%	9/1/37	3,250	3,535
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.875%	9/1/37	4,470	4,891
Oklahoma Housing Finance Agency Single Family Mortgage Rev. Homeownership Loan Program	5.950%	9/1/37	6,945	7,675
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/15 (2)(Prere.)	4,250	4,982
Oklahoma State Capitol Improvement Auth. Fac. Rev.	5.000%	7/1/15 (2)(Prere.)	4,510	5,286
Oklahoma State Muni Power Auth. Power Supply System Rev.	6.000%	1/1/38	4,500	4,985
				35,809
Oregon (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.250%	5/1/21	4,900	4,994
Oregon Health Sciences Univ. Rev.	5.750%	7/1/39	6,750	7,355
Oregon State Dept. Administrative Services	5.250%	4/1/25	6,040	6,914
				19,263
Pennsylvania (3.5%)
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.750%	1/1/11 (14)	6,000	6,032
Allegheny County PA GO	5.000%	11/1/29	5,015	5,383
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	5/15/18	7,500	8,533
Beaver County PA IDA PCR (Atlantic Richfield) VRDO	0.320%	11/5/10	16,500	16,500
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	15,000	15,708
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)	5.250%	6/1/39	5,000	5,264
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.250%	7/1/26	1,250	1,268
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.375%	7/1/30	1,000	1,004
Lancaster County PA Hosp. Auth. Rev. (Brethren VLG Project)	6.500%	7/1/40	2,750	2,735
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.125%	12/15/20	1,000	975
Lebanon County PA Health Fac. Auth. (Pleasant View Retirement)	5.300%	12/15/26	500	477
Montgomery County PA IDA Auth. Retirement Community Rev.
(ACTS Retirement - Life Communities Obligated Group)	5.000%	11/15/22	3,000	3,038
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35	5,000	5,092
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40	6,500	6,590
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/14 (2)	6,000	5,947
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	5.000%	12/1/15 (2)	3,500	3,440
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	4.625%	12/1/18 (2)	10,500	10,005
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project)	6.750%	12/1/36	7,280	7,498
2 Pennsylvania Housing Finance Agency TOB VRDO	0.370%	11/5/10	3,875	3,875
Pennsylvania State Univ. Rev.	5.000%	3/1/40	5,000	5,374
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/25 (12)	9,550	10,361
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/26 (12)	10,040	10,900
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/27 (12)	6,865	7,354
1 Philadelphia PA Airport Rev.	5.000%	6/15/17	10,000	10,861
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.400%	7/1/22 (14)	10,000	10,142
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/14 (4)	10,000	10,944

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA School Dist. GO	6.000%	9/1/38	13,000	14,177
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	21,500	22,298
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	0.849%	12/1/17	33,875	31,281
Wilkes-Barre PA Finance Auth. Rev. (Univ. of Scranton Project)	5.000%	11/1/40	3,500	3,580
				246,636
Puerto Rico (3.7%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	0.000%	7/1/24	25,000	26,309
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/33	15,000	15,584
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/38	10,150	10,667
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/39 (3)	20,000	20,601
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/24 (2)	12,245	13,406
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.000%	7/1/46	5,000	4,923
Puerto Rico Muni. Finance Agency	5.250%	8/1/18 (4)	23,570	26,485
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	365	420
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.375%	7/1/14 (Prere.)	17,200	19,879
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/14 (Prere.)	17,040	19,771
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12 (2)	33,000	34,375
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	34,000	35,389
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/38	57,495	10,279
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	18,000	20,721
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/54 (2)	62,390	3,956
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56	33,000	1,859
				264,624
Rhode Island (0.1%)
Rhode Island Health & Educ. Building Corp. Rev. (Brown Univ.)	5.000%	9/1/37	10,000	10,550

South Carolina (2.1%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/27	10,120	10,843
Charleston SC Educ. Excellence Financing Corp. Rev.	5.250%	12/1/29	18,400	19,665
Charleston SC Educ. Excellence Financing Corp. Rev. (Charleston County School Dist.)	5.250%	12/1/25	5,000	5,430
Greenville County SC School Dist. GO	5.000%	12/1/27	21,000	22,242
Lancaster County SC Assessment Rev.	5.450%	12/1/37	1,460	1,241
Lexington County SC Health Services Dist. Inc. Hosp. Rev.	5.000%	11/1/32	11,750	11,937
Piedmont SC Muni. Power Agency Rev.	5.250%	1/1/19	14,565	16,385
Richland County SC (International Paper)	6.100%	4/1/23	12,750	13,073
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.375%	5/1/21	1,500	1,439
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.500%	5/1/28	1,100	986
South Carolina Jobs Econ. Dev. Auth. Health Care Fac. Rev. (Lutheran Homes)	5.625%	5/1/42	1,000	859
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/10 (Prere.)	19,500	20,067
South Carolina Jobs Econ. Dev. Auth. Rev. (Anmed Health )	5.500%	2/1/38 (12)	5,000	5,313
South Carolina Public Service Auth. Rev.	5.250%	1/1/34	6,000	6,531
South Carolina Public Service Auth. Rev.	5.500%	1/1/38	15,000	16,654
				152,665
South Dakota (0.1%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sanford Health)	5.500%	11/1/40	6,000	6,220

Tennessee (2.3%)
Jackson TN Hosp. Rev. (Jackson Madison Hosp.)	5.625%	4/1/38	6,650	6,806
Memphis TN Electric System Rev.	5.000%	12/1/13 (14)(Prere.)	20,000	22,527
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/24 (2)	2,620	2,639
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,505
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/14	25,370	27,407
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/15	20,495	21,939
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/19	25,865	27,224
Tennessee Energy Acquisition Corp. Gas Rev.	5.250%	9/1/19	5,680	5,995
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/20	10,000	10,444
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	2/1/27	5,000	5,055
Tennessee GO	5.000%	8/1/14	2,875	3,304
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	1/1/37	9,400	9,999
Tennessee Housing Dev. Agency (Homeownership Program)	5.750%	7/1/37	12,550	13,286
				161,130
Texas (8.8%)
Brazos River TX Harbor Individual Dev. Corp. Environmental Fac. Rev. PUT	5.900%	5/1/28	10,000	10,305
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project)	5.950%	5/15/33	15,000	15,540
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/32	4,090	1,036
Central Texas Regional Mobility Auth. Rev.	0.000%	1/1/33	3,000	708
Harris County TX Flood Control Dist. Rev.	5.000%	10/1/34	10,000	10,770
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,334
Harris County TX Toll Road Rev.	5.000%	8/15/33	6,000	6,350
Houston TX Airport System Rev.	5.000%	7/1/18 (14)	5,915	6,686
Houston TX Airport System Rev.	5.500%	7/1/39	5,000	5,404

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Util. System Rev.	5.500%	11/15/26 (12)	12,010	13,915
Houston TX Util. System Rev.	5.500%	11/15/27 (12)	11,415	13,097
Lone Star College TX System Rev.	5.000%	8/15/27	3,450	3,850
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/30	5,000	5,320
1 Lower Colorado River Auth. Texas Rev.	5.000%	5/15/30	8,935	9,333
1 Lower Colorado River Auth. Texas Rev.	5.000%	5/15/35	7,440	7,738
Lower Colorado River Auth. Texas Rev.	5.500%	5/15/36	10,000	10,725
Lower Colorado River Auth. Texas Rev.	5.625%	5/15/39	5,000	5,416
Lower Colorado River Auth. Texas Rev.	5.000%	5/15/40	6,000	6,221
Lubbock TX Independent School Dist.	5.750%	2/15/42 (12)	4,500	4,895
Matagorda County TX Navigation Dist. PCR (Centerpoint Energy)	5.600%	3/1/27	7,500	7,600
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.500%	2/15/25	2,100	2,083
Mesquite TX Health Fac. Dev. Christian Care Center Rev.	5.625%	2/15/35	3,195	3,066
Mission TX Econ. Dev. Corp. Solid Waste Disposal Rev. (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	4,052
North Texas Tollway Auth. Rev.	6.250%	2/1/23	20,000	21,236
North Texas Tollway Auth. Rev.	6.000%	1/1/28	9,040	10,102
North Texas Tollway Auth. Rev.	6.125%	1/1/31	12,000	12,947
North Texas Tollway Auth. Rev.	5.625%	1/1/33	31,145	33,192
North Texas Tollway Auth. Rev.	5.750%	1/1/38	44,000	46,372
North Texas Tollway Auth. Rev.	6.250%	1/1/39	15,480	17,114
North Texas Univ. Rev.	5.000%	4/15/29	7,590	8,318
Sabine River Auth. Texas PCR (Southwestern Elec. Co.)	4.950%	3/1/18 (14)	6,840	7,347
San Antonio TX Electric & Gas Rev.	5.000%	2/1/17 (ETM)	2,460	2,715
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/25	4,000	4,463
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/26	3,815	4,226
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/27	2,000	2,199
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/28	2,250	2,458
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/29	2,350	2,539
Southwest Texas Higher Educ. Auth. Inc. Rev. (Southern Methodist Univ.)	5.000%	10/1/41	5,000	5,243
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Project)	5.250%	8/15/28	4,000	4,129
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(SQLC Senior Living Center, Mirador Project)	6.250%	11/15/14	5,000	5,018
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(SQLC Senior Living Center, Mirador Project)	7.250%	11/15/16	4,000	4,066
Tarrant County TX Cultural Educ. Fac. Finance Corp. Hosp. Rev.
(Tarrant County Senior Living Center, Staton at Museum Way Project)	8.250%	11/15/44	10,000	10,113
Texas Dept. of Housing & Community Affairs Single Family Rev.	5.625%	3/1/39	6,150	6,613
Texas Dept. of Housing & Community Affairs Single Mortgage Rev. VRDO	0.280%	11/5/10	25,000	25,000
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.750%	11/5/10	5,000	4,787
Texas Muni. Gas Acquisition & Supply Corp. Rev.	0.896%	9/15/17	34,730	32,877
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/17	8,400	8,964
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/19	22,500	23,623
Texas Muni. Gas Acquisition & Supply Corp. Rev.	5.250%	12/15/20	22,500	23,476
Texas Muni. Power Agency Rev.	0.000%	9/1/16 (14)(ETM)	280	253
Texas Muni. Power Agency Rev.	0.000%	9/1/17 (14)	58,660	47,573
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	12/31/31	3,705	4,241
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	6/30/32	20,000	22,789
Texas Private Activity Surface Transp. Corp. Rev.	7.500%	6/30/33	10,000	11,379
Texas Private Activity Surface Transp. Corp. Rev.	6.875%	12/31/39	5,000	5,426
Texas State Transp. Comm. First Tier PUT	5.000%	2/15/11	10,000	10,102
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/26	6,865	7,616
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/27	6,125	6,753
Texas Turnpike Auth. Dallas Northway Rev. (President George Bush Turnpike)	0.000%	1/1/11 (ETM)	7,000	6,995
Texas Water Finance Assistance GO	5.750%	8/1/31	1,745	1,801
Univ. of Texas Rev. Finance Systems	5.000%	8/15/19	3,125	3,745
				621,254
Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/20	11,000	11,992

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/19	10,000	10,121
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	3,400	3,521
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	2,000	2,039
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	6,000	6,056
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/39	2,000	1,991
				23,728
Virginia (1.2%)
2 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/31	5,300	5,316
2 Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/32	475	480
2 Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/28	13,219	12,024

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/22	4,000	4,159
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.000%	10/1/27	1,875	1,909
Fairfax County VA Econ. Dev. Auth. Residential Care Fac. Rev. (Goodwin House Inc.)	5.125%	10/1/37	5,000	4,989
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.600%	11/15/12 (Prere.)	315	347
Henrico County VA Econ. Dev. Auth. Rev. (Bon Secours Health System)	5.250%	11/1/42 (12)	5,000	5,238
Louisa VA IDA Solid Waste & Sewer Disposal Rev. (Virginia Electric & Power Co.) PUT	5.375%	12/1/10	14,500	15,849
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/18	515	515
Roanoke VA Econ. Dev. Auth. Hosp. Rev. (Carilion Health System)	5.000%	7/1/33	6,000	6,078
Stafford County VA Econ. Dev. Auth. Hosp. Fac. Rev. (Medicorp Health System)	5.250%	6/15/37	13,100	13,252
Tobacco Settlement Financing Corp. Virginia Rev.	5.625%	6/1/15 (Prere.)	10,000	11,915
Tobacco Settlement Financing Corp. Virginia Rev.	0.000%	6/1/46	9,500	6,035
				88,106
Washington (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/11 (14)	11,400	11,335
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/12 (14)	19,650	19,231
Port of Seattle WA GO	5.000%	11/1/10 (4)	6,675	6,677
Port of Seattle WA Rev.	5.000%	6/1/30	9,000	9,600
Washington GO	5.000%	1/1/18	6,910	8,202
Washington GO	5.000%	1/1/19	6,150	7,310
Washington GO	5.000%	7/1/19	10,000	11,929
Washington GO (Motor Vehicle Fuel Tax)	5.000%	7/1/20	10,000	11,932
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/38 (4)	9,895	10,426
Washington Health Care Fac. Auth. (Multicare Health System)	5.500%	8/15/43 (12)	10,000	10,476
Washington Higher Educ. Fac. Auth. (Seattle Pacific Univ.)	5.250%	5/1/34	5,000	5,198
				112,316
West Virginia (0.6%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/22	20,000	20,248
Pleasants County WV Pollution Control Rev.	5.250%	10/15/37	17,205	17,225
West Virginia Econ. Dev. Auth. PCR (Solid Waste Disposal)	5.375%	12/1/38	2,500	2,540
West Virginia Hosp. Finance Auth. Rev. (Charleston Medical Center)	5.625%	9/1/32	6,000	6,291
				46,304
Wisconsin (1.6%)
Wisconsin GO	6.000%	5/1/27	17,000	20,021
Wisconsin GO	6.250%	5/1/37	20,000	23,092
Wisconsin Health & Educ. Fac. Auth. Rev. (Aurora Health Care Inc.)	5.625%	4/15/39	11,560	12,046
Wisconsin Health & Educ. Fac. Auth. Rev. (Beaver Dam Community Hosp.)	6.750%	8/15/34	3,500	3,534
Wisconsin Health & Educ. Fac. Auth. Rev. (Children’s Hosp. of Wisconsin)	5.375%	8/15/37	5,000	5,317
Wisconsin Health & Educ. Fac. Auth. Rev. (Ministry Health Care)	5.000%	8/15/17	7,240	7,960
Wisconsin Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.250%	6/1/34	10,000	10,651
Wisconsin Health & Educ. Fac. Auth. Rev. (St. Johns Community Inc.)	7.625%	9/15/39	1,000	1,054
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	11/5/10	23,820	23,820
Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev. VRDO	0.500%	11/5/10	7,595	7,595
				115,090
Total Tax-Exempt Municipal Bonds (Cost $6,754,104)				7,007,771

			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
5 Vanguard Municipal Cash Management Fund (Cost $36,005)	0.265%		36,004,839	36,005
Total Investments (99.3%) (Cost $6,790,109)				7,043,776
Other Assets and Liabilities (0.7%)
Other Assets				168,565
Liabilities				(121,472)
				47,093
Net Assets (100%)				7,090,869

High-Yield Tax-Exempt Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	7,038,653
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(201,961)
Unrealized Appreciation (Depreciation)
Investment Securities	253,667
Futures Contracts	510
Net Assets	7,090,869

Investor Shares—Net Assets
Applicable to 174,303,513 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,860,653
Net Asset Value Per Share—Investor Shares	$10.67

Admiral Shares—Net Assets
Applicable to 489,959,875 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,230,216
Net Asset Value Per Share—Admiral Shares	$10.67

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2010.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $48,390,000, representing 0.7% of net assets.
3 Non-income producing. Security failed to make last scheduled interest payment.
4 Securities with a value of $2,384,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F950 122010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2010: $154,000
Fiscal Year Ended October 31, 2009: $143,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2010: $3,607,060
Fiscal Year Ended October 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2010: $791,350
Fiscal Year Ended October 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2010: $336,090
Fiscal Year Ended October 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2010: $16,000
Fiscal Year Ended October 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2010: $352,090
Fiscal Year Ended October 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

          (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concludedthat the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
          (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, Incorporated by Reference.